UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-4000

SUMMIT MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

312 Walnut Street Suite 2500, Cincinnati, OH 45202
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
312 Walnut Street Suite 2500
Cincinnati, Ohio 45202
(Name and address of agent for service)

(513) 632-1600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  December 31, 2007

Item 1. Report to Stockholders.

Blank Page

Summit Mutual Funds, Inc. – Pinacle Series ANNUAL REPORT – TABLE OF CONTENTS

Message from the President	1
Fund Expenses	2

Portfolio Managers’ Reports and Financial Statements:
Zenith Portfolio	3
Bond Portfolio	9
S&P 500 Index Portfolio	17
S&P MidCap 400 Index Portfolio	27
Balanced Index Portfolio	37
Nasdaq-100 Index Portfolio	48
Russell 2000 Small Cap Index Portfolio	55
EAFE International Index Portfolio	78
Lehman Aggregate Bond Index Portfolio	92
Inflation Protected Plus Portfolio	99
Lifestyle ETF Market Strategy Target Portfolio	105
Lifestyle ETF Market Strategy Conservative Portfolio	111
Lifestyle ETF Market Strategy Aggressive Portfolio	117
Natural Resources Portfolio	123

Notes to Financial Statements	129
Report of Independent Registered Public Accounting Firm	134

Important Considerations about Investing in Summit Mutual Funds

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolios voted portfolio securities during the most recent 12 month period ended December 31 is available without charge, upon request, by calling 1-877-546-FUND, or on the Portfolios’ website at www.summitfunds.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Portfolios file a complete Schedule of Investments in Securities with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s website at www.sec.gov. The Portfolios’ Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mutual fund investing involves risk. Principal loss is possible.

The Bond Portfolio, Balanced Index Portfolio, Lehman Aggregate Bond Index Portfolio, and Inflation Protected Plus Portfolio invest in debt securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Investments by the Bond Portfolio in lower-rated and non-rated securities present a greater risk of loss of principal and interest than higher-rated securities.

Because the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, and Lehman Aggregate Bond Index Portfolio (collectively, the “Index Portfolios”) have expenses, and their corresponding indexes do not, the Index Portfolios may be unable to replicate precisely the performance of their corresponding indexes. While the Index Portfolios remain small, they may have a greater risk that their performance will not match that of the corresponding indexes.

All indexes listed in the report are unmanaged, and are not available for direct investment.

The Manager Comments provided in this report reflect the opinions of the Portfolio’s Managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

This report has been prepared for the information of Contract owners and is not authorized for distribution to prospective purchasers of contracts unless it is preceded or accompanied by an effective prospectus for Summit Mutual Funds, Inc.

Blank Page

Summit Mutual Funds, Inc. MESSAGE FROM THE PRESIDENT

We are pleased to send you Summit Mutual Funds’ 2007 Annual Report. We welcome new and thank existing investors in the Summit Funds as we strive to help you reach your financial goals.

Financial markets were mixed over the last year, providing mostly positive returns. However, 2007 could clearly be broken into two halves of a year, with the first half providing excellent returns in virtually every asset class, while the second half proved much more challenging. Large cap growth equities, as measured by the Nasdaq-100 Index, lead the major market indexes over the last 12 months, providing a return of 19.24%. International equities also performed well, with the EAFE International index providing a return of 11.17% over the same period.

Economic indicators weakened in 2007, and it seems apparent that the economy will slow in 2008, if not enter a recession. The fallout from poorly underwritten sub-prime mortgage loans continues to plague the financial markets and the housing market with the weakness slowly spreading to other sectors of the economy, and pressuring the consumer. Tightening credit standards are negatively impacting the economy, although the severity is still up for debate. As always, employment and the consumer’s willingness and ability to spend will play a major role in magnitude and duration of any slowdown or recession that occurs. Energy and food prices remain at very high levels, with oil hovering around $90/bbl and food inflation statistics nudging 5%, which continues to put a drag on the economy. Congress and the President are reacting to the slowing economy with a large fiscal stimulus package aimed at putting cash in the hands of consumers. While the final details are forthcoming, it is highly likely that a meaningful financial stimulus package will occur. In addition, there have been many initiatives proposed and debated to ease the mortgage crisis. While the US economy is softening, international growth remains reasonably strong, and a weak US dollar should help buoy the US economy slightly with an advantageous export environment for US goods and services.

The Federal Reserve Board (Fed) reacted by shifting its bias away from inflation and toward a more accommodative monetary policy and cutting the Fed Funds rate 1.00% during the second half of 2007 from 5.25% to 4.25%. In addition, they cut the Fed Funds rate an additional 1.25% in January 2008, to 3.00%. Fed Chairman Bernanke has made it clear that he will decrease interest rates in an attempt to stabilize the economy and financial markets. And the markets are anticipating further rate cuts in 2008.

Equity markets began to show the stress of a slowing economy during the second half of 2007, as markets reversed course and generally declined. The implications of an ongoing credit crunch, a weakening consumer and slowing corporate profits all weighed heavily on the markets. However, most major indexes remained positive for the year. For the twelve-month period ended December 31st, the large cap S&P 500 Index advanced 5.49%, the S&P MidCap 400 Index improved 7.98%, while the small cap Russell 2000 Index receded and showed a -1.57% return. Small cap stocks lagged large cap stocks in 2007, reversing a trend that has been in place for several years. In addition, growth stocks outperformed value stocks, which is also a reversal of recent trends.

“Maintain the proper perspective (and) have realistic expectations . . .”

Fixed income markets provided positive returns over the last twelve months, as well. Short and intermediate term interest rates declined substantially reflecting the Fed’s actions, while longer term interest rates declined more modestly. Treasury securities rates benefited from a flight to quality, especially in the latter part of 2007. Credit spreads (the difference between interest rates on risk-free US Treasuries and other fixed income securities) widened during the period, as investors re-priced risk in the marketplace. In this environment, the Lehman Aggregate Bond Index provided a positive return of 6.97%, while the Lehman U.S. TIPs Index provided a return of 11.64%.

“Proper diversification of your investments . . . is an important component of achieving your long-term investment goals.”

Looking forward, there is much uncertainty regarding the strength of the US economy, corporate profitability, interest rates and credit spreads. Given this financial backdrop, one should expect choppy markets, in both the equity and fixed income arena. However, choppy markets create opportunities, as well as risks.

Now more than ever, our message remains the same. Maintain the proper perspective, have realistic expectations and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Concepts such as asset allocation and portfolio rebalancing are critical. Proper diversification of your investments, both within and across asset sectors, is an important component of achieving your long-term investment goals. Summit Mutual Funds provides a solid foundation for diversified investment planning with choices across equity and fixed income styles.

Thank you for choosing Summit Funds and for the trust that you have placed in us.

Best regards,

Steven R. Sutermeister
President

1

Summit Mutual Funds, Inc. – Pinnacle Series 2007 ANNUAL REPORT – PORTFOLIO EXPENSES

As a contract owner of the Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The Example does not reflect expenses associated with insurance company separate accounts or your insurance contract.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, through December 31, 2007.

Actual Expenses
The first section of the table below provides information about actual account values and actual net expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio, net of fee waivers and expense reimbursements, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The information below is net of any applicable fee waivers and/or expense reductions, which lower expenses and increase performance. Please note that the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	Annualized	During Period
	Account Value	Account Value	Expense	July 1, 2007 to
Portfolio	July 1, 2007	December 31, 2007	Ratio	December 31, 2007
Based on Actual Return
Zenith Portfolio	$1,000.00	$952.30	0.88%	$4.33	*
Bond Portfolio	1,000.00	1,014.90	0.75%	3.81	*
S&P 500 Index Portfolio	1,000.00	984.80	0.39%	1.95	*
S&P Midcap 400 Index Portfolio Class I	1,000.00	961.80	0.52%	2.57	*
S&P Midcap 400 Index Portfolio Class F	1,000.00	960.90	0.71%	1.75	**
Balanced Index Portfolio	1,000.00	1,016.90	0.60%	3.05	*
Nadaq-100 Index Portfolio	1,000.00	1,077.10	0.65%	3.40	*
Russell 2000 Small Cap Index Portfolio Class I	1,000.00	921.30	0.63%	3.05	*
Russell 2000 Small Cap Index Portfolio Class F	1,000.00	920.30	0.83%	4.02	*
EAFE International Index Portfolio Class I	1,000.00	998.20	0.95%	4.78	*
EAFE International Index Portfolio Class F	1,000.00	1,005.40	1.15%	0.47	***
Lehman Aggregate Bond Index Portfolio	1,000.00	1,062.70	0.59%	3.07	*
Inflation Protected Plus Portfolio	1,000.00	1,091.00	0.75%	3.95	*
Lifestyle ETF Market Strategy Target Portfolio	1,000.00	1,005.10	0.75%	3.79	*
Lifestyle ETF Market Strategy Conservative Portfolio	1,000.00	1,023.60	0.75%	3.83	*
Lifestyle ETF Market Strategy Aggressive Portfolio	1,000.00	990.30	0.75%	3.76	*
Natural Resources Portfolio	1,000.00	1,123.60	0.75%	4.01	*
Based on Hypothetical Return (5% return before expenses)
Zenith Portfolio	1,000.00	1,020.77	0.88%	4.48	*
Bond Portfolio	1,000.00	1,021.42	0.75%	3.82	*
S&P 500 Index Portfolio	1,000.00	1,023.24	0.39%	1.99	*
S&P Midcap 400 Index Portfolio Class I	1,000.00	1,022.58	0.52%	2.65	*
S&P Midcap 400 Index Portfolio Class F	1,000.00	1,021.63	0.71%	3.62	*
Balanced Index Portfolio	1,000.00	1,022.18	0.60%	3.06	*
Nasdaq-100 Index Portfolio	1,000.00	1,021.93	0.65%	3.31	*
Russell 2000 Small Cap Index Portfolio Class I	1,000.00	1,022.03	0.63%	3.21	*
Russell 2000 Small Cap Index Portfolio Class F	1,000.00	1,021.02	0.83%	4.23	*
EAFE International Index Portfolio Class I	1,000.00	1,020.42	0.95%	4.84	*
EAFE International Index Portfolio Class F	1,000.00	1,019.41	1.15%	5.85	*
Lehman Aggregate Bond Index Portfolio	1,000.00	1,022.23	0.59%	3.01	*
Inflation Protected Plus Portfolio	1,000.00	1,021.42	0.75%	3.82	*
Lifestyle ETF Market Strategy Target Portfolio	1,000.00	1,021.42	0.75%	3.82	*
Lifestyle ETF Market Strategy Conservative Portfolio	1,000.00	1,021.42	0.75%	3.82	*
Lifestyle ETF Market Strategy Aggressive Portfolio	1,000.00	1,021.42	0.75%	3.82	*
Natural Resources Portfolio	1,000.00	1,021.42	0.75%	3.82	*
*	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**
Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period October 1, 2007 - December 31, 2007, the Fund’s commencement of operations date to the end of the period) to reflect the Fund’s actual expenses.

***
Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 15/365 (to reflect the period December 17, 2007 - December 31, 2007, the Fund’s commencement of operations date to the end of the period) to reflect the Fund’s actual expenses.

2

Summit Mutual Funds, Inc. – Pinnacle Series ZENITH PORTFOLIO

Summit Zenith Portfolio - Average Annual Total Return
1-Year	5-Year	10-Year
1.40%	15.74%	6.46%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	James McGlynn
Yvonne M. Bishop
Inception Date:	August 15, 1984
Total Net Assets:	$58.16 Million
Number of Equity Holdings:	57
Median Cap Size:	$52,342 (in millions)
Average Price-to-book Ratio:	1.91 x
Dividend Yield:	2.50%
Average Price-to-earnings Ratio:
Summit Pinnacle Zenith Portfolio	14.7 x
S&P 500 Index	16.9 x

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Devon Energy Corp. UnitedHealth Group, Inc. WellPoint, Inc. Wal-Mart Stores, Inc. Motorola, Inc. Royal Dutch Shell PLC Pfizer, Inc. ConocoPhillips Newmont Mining Corp. Chevron Corp.	2.97% 2.58% 2.53% 2.48% 2.37% 2.36% 2.35% 2.34% 2.32% 2.30%

3

Summit Mutual Funds, Inc. – Pinnacle Series ZENITH PORTFOLIO

Objective – Seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are, at present, not fully recognized by the market.

Strategy – The Summit Pinnacle Zenith Portfolio (the “Portfolio”) will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

Managers’ Comments:
The Zenith Portfolio total return performance for the year ended December 31, 2007 was 1.40% (before the impact of any product or contract-level fees) versus -0.17% for the Russell 1000 Value Index (“benchmark”) and 5.49% for the Standard & Poor’s 500 Stock Index.

The Federal Reserve (Fed) took a hands-off approach regarding interest rates until mid way through the third quarter of 2007 when they began what ended up as a steady stream of interest rate reductions that lasted through year end and beyond. Even as the rise in commodities prices (energy prices specifically) showed no signs of abating, there was enough weakness in housing alone that the Fed decided to lower rates. They also signaled that their bias had changed from being restrictive to somewhat more neutral. This “neutral” stance didn’t last long however. When the housing and credit problems grew in intensity, and a major savings and loan company, Countrywide Financial, appeared to be in serious trouble, the Fed quickly cut interest rates to ensure, at least, a temporary survival. It was becoming apparent that the domestic housing market that had provided so much positive growth to the economy over the past five years was showing signs of rampant over-valuation. The housing market continued to climb as long as easy money fueled demand and drove prices up, but it began to collapse as the creative financing evaporated. Investors rushed for the doors, but there were not enough buyers to bail them out.
Consequently throughout the second half of 2007, the unfortunate holders (or guarantors) of these loans were forced into a series of painful write downs to their balance sheets. In the process, they reduced their ability to make further loans. The CEO’s of major banks and brokers were forced to resign after admitting that they had overindulged in this market. New management made additional write-downs and went cap in hand to foreign investors for capital to replenish their balance sheets. The destruction in capital along with the reduced willingness or ability to lend has led to a credit contraction that the Fed is only now beginning to fully address. Every new head of the Federal Reserve is tested early in his term, and now Ben Bernanke is no exception. When recession is on the horizon, the Federal Reserve will talk tough on inflation but is most concerned with a quick recovery even if inflation rises in the interim.

Contributors to Performance
The portfolio’s top three contributors to performance during 2007 were the Financial Services, Technology, and Producer Durables sectors. Financial Services was one of only two sectors in the Index to end the year with a negative return. The portfolio’s strategy was to maintain a significant underweight of Financial Services sector as we believed the benchmark’s concentration was too high. This strategy produced positive relative returns as the sector suffered significant losses. Positive returns were also attributable to superior stock selection in Technology. Nokia Corp was a top performer in the Portfolio and Tyco Electronics benefited after its spin-off from Tyco International. Lack of exposure to the underperforming Semiconductors also improved returns. Finally, superior stock selection in the Producer Durables sector boosted returns. The Portfolio concentrated on global infrastructure positions with exposure to Caterpillar, 3M, Tyco, Honeywell, and Ingersoll-Rand, with the latter two being top contributors to returns. Investors moved to these stocks as concerns mounted about the domestic economy.

Detractors from Performance
The Portfolio’s top three detractors from performance were the Energy, Utilities, and Consumer Discretionary sectors. Energy was the biggest detractor from relative performance because of an underweighting of the sector. Energy gains were driven as volatile oil prices moved from lows of $50 to highs of $100 per barrel. Three of the Portfolio’s top ten contributors to return were Devon, Chevron, and ConocoPhillips. An overweight of outperforming Utilities did not help relative performance due to poor stock selection in Telecom. Positive returns in AT&T and Verizon were not enough to offset the losses from Sprint Nextel and Citizens Communications. Finally, poor subsector selection in Autos & Transportation detracted from returns. The Portfolio was overweight Air Transport, that was burdened with high fuel costs and a slowing economy and lacked exposure to outperforming Railroads.

After the stock market’s decline in the second half and especially after the unusually negative fourth quarter, we see many more attractive valuations in the market. Valuations are much more compelling now that individual investors have started to panic and institutional investors are convinced the U.S is in a recession and that earnings forecasts must reflect a poor economic outlook. While it is true that many financial companies are writing down their balance sheets and other cyclically oriented companies are missing their forecasts, the Federal Reserve has started to pump added liquidity into the system with lower interest rates. The Zenith Portfolio will continue to invest in companies that are temporarily out of favor and pare those which reach full valuation in the current economic environment of an accommodative Federal Reserve.

4

Summit Mutual Funds, Inc. – Pinnacle Series
ZENITH PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.
	Year Ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$101.12	$91.78	$91.30	$80.76	$59.67
INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.64	1.42	1.35	1.47	1.17
Net realized and unrealized gains / (losses)	(0.06)	18.02	4.57	10.33	20.01
Total from Investment Activities	1.58	19.44	5.92	11.80	21.18
DISTRIBUTIONS:
Net investment income	(1.42)	(1.42)	(1.43)	(1.26)	(0.09)
Net realized gains	(8.32)	(8.68)	(4.01)	—	—
Total Distributions	(9.74)	(10.10)	(5.44)	(1.26)	(0.09)
Net asset value, end of period	$92.96	$101.12	$91.78	$91.30	$80.76

Total return	1.40%	23.12%	6.92%	14.77%	35.56%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net	0.87%	0.88%	0.89%	0.91%	0.93%
Ratio of net investment income / (loss) to average net assets	1.61%	1.57%	1.49%	1.74%	1.68%
Portfolio turnover rate	41.99%	61.14%	57.30%	68.59%	71.70%
Net assets, end of period (000’s)	$58,157	$62,428	$52,795	$51,864	$47,104

The accompanying notes are an integral part of the financial statements.

5

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	ZENITH PORTFOLIO

DECEMBER 31, 2007
	SHARES	VALUE
COMMON STOCKS - 96.3%
Consumer Discretionary - 8.4%
CBS Corporation	29,174	$794,991
Gannett Co, Inc.	24,500	955,500
Honda Motor Co. Ltd. - ADR	37,500	1,242,750
News Corp. - Class B (d)	29,500	626,875
Sony Corp. - ADR	10,900	591,870
Time Warner, Inc.	41,600	686,816
		4,898,802
Consumer Staples - 8.8%
Altria Group, Inc.	15,800	1,194,164
CVS Caremark Corp.	11,800	469,050
Kraft Foods, Inc. - Class A	34,872	1,137,873
Unilever NV - ADR (d)	23,800	867,748
Wal-Mart Stores, Inc.	30,400	1,444,912
		5,113,747
Energy - 13.3%
Chevron Corp.	14,340	1,338,352
ConocoPhillips	15,442	1,363,529
Devon Energy Corp.	19,400	1,724,854
Nabors Industries Ltd. (a) (d)	24,100	660,099
Royal Dutch Shell PLC - ADR (d)	16,300	1,372,460
Spectra Energy Corp.	50,072	1,292,859
		7,752,153
Financials - 22.7%
AllianceBernstein Holding LP	17,100	1,286,775
The Allstate Corp.	20,800	1,086,384
Bank of America Corp.	29,384	1,212,384
Bank of New York Mellon Corp	18,549	904,449
Capital One Financial Corp.	9,300	439,518
Citigroup, Inc.	32,100	945,024
Discover Financial Services	25,250	380,770
Genworth Financial, Inc.	41,100	1,045,995
Hartford Financial Services Group, Inc.	10,700	932,933
J.P. Morgan Chase & Co.	26,304	1,148,170
Legg Mason, Inc.	17,100	1,250,865
Metlife, Inc.	4,500	277,290
Morgan Stanley	13,600	722,296
The Travelers Companies, Inc.	13,500	726,300
Wells Fargo & Co.	27,800	839,282
		13,198,435
Health Care - 12.9%
Covidien Ltd.	16,075	711,962
GlaxoSmithKline PLC - ADR	23,800	1,199,282
Johnson & Johnson	18,200	1,213,940
Pfizer, Inc.	60,200	1,368,346

	SHARES	VALUE
Health Care - 12.9% (Continued)
UnitedHealth Group, Inc.	25,800	$1,501,560
Wellpoint, Inc. (a)	16,800	1,473,864
		7,468,954
Industrials - 8.5%
3M Co.	15,500	1,306,960
Caterpillar, Inc.	18,300	1,327,848
Ingersoll-Rand Co. Ltd.	11,700	543,699
Southwest Airlines Co.	88,100	1,074,820
Tyco International Ltd.	17,275	684,954
		4,938,281
Materials - 4.3%
The Dow Chemical Co.	29,500	1,162,890
Newmont Mining Corp.	27,600	1,347,708
		2,510,598
Media - 1.4%
Comcast Corp. (a)	44,700	816,222

Technology - 5.8%
Cisco Systems, Inc. (a)	27,400	741,718
International Business Machines Corp.	6,200	670,220
Motorola, Inc.	85,900	1,377,836
Nokia Corp. - ADR	20,500	786,995
Tyco Electronics Ltd.	19,175	711,968
		4,288,737

Utilities - 8.6%
AT&T, Inc.	22,500	935,100
Citizens Communications Co. (d)	58,800	748,524
Duke Energy Corporation	51,244	1,033,591
Southern Co.	26,900	1,042,375
Sprint Nextel Corp.	63,800	837,694
Verizon Communications, Inc.	9,700	423,793
		5,021,077

TOTAL COMMON STOCKS
(Cost $50,947,075)		56,007,006

SHORT TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
Northern Institutional Diversified Assets Portfolio	3,077,226	3,077,226

TOTAL SHORT TERM INVESTMENTS
(Cost $3,077,226)		3,077,226

Total Investments
(Cost $54,110,731) (b) - 101.6%		59,084,232
Northern Institutional Liquid Assets Portfolio (c) - 6.4%		3,712,535
Liabilities in Excess of Other Assets - (8.0)%		(4,639,274)
TOTAL NET ASSETS - 100.0%		$58,157,493

ADR American Depository Receipt
(a)	Non-income producing security.
(b)
For federal income tax purposes, cost is $54,119,715 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $8,908,346 and ($3,943,829), respectively, with a net appreciation / (depreciation) of $4,964,517.

(c)
This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $4,046,721, $3,712,535, and $471,841, respectively.

(d)	All or a portion of the security is out on loan.

The accompanying notes are an integral part of the financial statements.

6

Summit Mutual Funds, Inc. – Pinnacle Series
ZENITH PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

ASSETS
Investments in securities, at value	$59,084,232
Collateral for securities loaned,
at fair value	3,712,535
Receivables:
Shares sold	3,947
Interest and dividends	107,571
Prepaid expenses and other	1,799
62,910,084
LIABILITIES
Payables:
Payable upon return of securities loaned	3,712,535
Bank overdraft	784
Shares redeemed	963,634
Advisory fees	32,542
Professional fees	17,624
Fund accounting fees	10,186
Administration fees	5,085
Custodian fees	1,368
Directors’ fees	138
Other accrued expenses	8,695
4,752,591

NET ASSETS*
Paid-in capital	47,478,384
Accumulated undistributed net
investment income / (loss)	891,597
Accumulated net realized gain / (loss)
on investments	4,814,011
Net unrealized appreciation / (depreciation)
on investments	4,973,501
$58,157,493

Investments at cost	$54,110,731
Shares authorized ($.10 par value)	40,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$58,157,493	625,639	$92.96

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Percentage of ordinary distributions designated as
	qualified dividend income	56.79%
	Dividends received deduction for corporate shareholders	47.90%
	Undistributed ordinary income	$2,317,820
	Undistributed long-term gains	$3,396,772
	Unrealized appreciation	$4,964,517

STATEMENT OF OPERATIONS
For the year ended December 31, 2007

INVESTMENT INCOME
Dividends	$1,487,389
Foreign dividend taxes withheld	(19,449)
Interest	12,931
Other income	96,128
1,576,999
EXPENSES
Advisory fees	405,607
Administration fees	63,376
Fund accounting fees	24,156
Professional fees	22,778
Transfer agent fees	13,114
Directors’ fees	7,349
Shareholder reporting fees	6,188
Custodian fees	5,339
Other expenses	5,650
553,557
NET INVESTMENT INCOME / (LOSS)	1,023,442

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	4,836,335
Net change in unrealized appreciation /
(depreciation) on investments	(4,908,004)
NET REALIZED AND UNREALIZED
GAIN / (LOSS)	(71,669)
NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$951,773

TRANSACTIONS WITH AFFILIATES:

Percent of Current
Net Asset Value
Advisory	Administration
Fee	Fee
0.64%	0.10%

The accompanying notes are an integral part of the financial statements.

7

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	ZENITH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$1,023,442	$885,141
Net realized gain / (loss) on investments	4,836,335	5,134,324
Net change in unrealized appreciation / (depreciation) on investments	(4,908,004)	5,822,502

	951,773	11,841,967

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(876,279)	(807,599)
Net realized gain on investments	(5,128,119)	(4,937,705)

	(6,004,398)	(5,745,304)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	4,039,840	3,345,499
Reinvestment of distributions	6,004,398	5,745,304
Payments for shares redeemed	(9,262,372)	(5,554,370)

	781,866	3,536,433

NET INCREASE / (DECREASE) IN NET ASSETS	(4,270,759)	9,633,096
NET ASSETS
Beginning of period	62,428,252	52,795,156

End of period	$58,157,493	$62,428,252

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$891,597	$742,912

FUND SHARE TRANSACTIONS
Sold	$41,780	36,256
Reinvestment of distributions	63,592	66,775
Redeemed	(97,071)	(60,922)

Net increase / (decrease) from fund share transactions	8,301	42,109

TOTAL COST OF PURCHASES OF:
Common Stocks	$25,708,615	$33,741,714

	$25,708,615	$33,741,714

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$30,683,082	$35,520,798

	$30,683,082	$35,520,798

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income**	$2,319,583	$2,263,647
Long-term capital gains	3,684,815	3,481,657

	$6,004,398	$5,745,304

**The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) is 62.22%

The accompanying notes are an integral part of the financial statements.

8

Summit Mutual Funds, Inc. – Pinnacle Series BOND PORTFOLIO

Summit Bond Portfolio - Average Annual Total Return
1-Year	5-Year	10-Year
3.46%	4.65%	4.84%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker Michael J. Schultz D. Scott Keller
Inception Date:	August 15, 1984
Total Net Assets:	$26.84 Million
Number Of Fixed Income Holdings:	132
Effective Duration:	4.57 years
Average Maturity:	13.51 years
Average Credit Quality:	A1/A+
30-day SEC Yield:	5.36%

Quality Breakdown	Sector Allocations

(% of portfolio)
AAA AA A BBB BB B CCC	42% 11% 11% 22% 6% 7% 1%

9

Summit Mutual Funds, Inc. – Pinnacle Series BOND PORTFOLIO

Objective – Seeks a high level of current income, as is consistent with a reasonable investment risk, by investing in long-term, fixed-income, investment-grade corporate bonds.

Strategy – The Summit Pinnacle Bond Portfolio (the “Portfolio”) will invest at least 80% of its asset value in fixed income securities. The Portfolio will normally invest 75% of the value of its assets in publicly traded straight debt securities that fall within the four highest grades as rated by a national rating agency. Up to 25% of the Portfolio may be invested in below investment grade securities, convertible debt, preferred stock and other securities.

Managers’ Comments:
For the year ended December 31, 2007, the Summit Bond Portfolio provided a total return of 3.46% (before the impact of contract or product fees and expenses) compared to 6.97% for the Lehman Brothers Aggregate Bond Index (Index). The Bond Portfolio’s underweighting of Treasury bonds, that outperformed corporate and mortgage-backed securities (“MBS”) over the last year, detracted from performance. In addition, the Portfolio’s non-agency mortgage-backed securities underperformed the broader MBS indices. Lastly, the Portfolio’s exposure to high yield securities detracted from performance during the latter half of the year.

Short-term interest rates declined substantially during the year, as the Federal Reserve Board (Fed) cut the Fed Funds rate by 1.00% during 2007, from 5.25% to 4.25%. The Fed has continued to cut the Fed Funds rate in 2008, in response to a weakening economy. In January 2008, the Fed cut the Fed Funds rate by another 1.25%, to 3.00%. The marketplace currently expects further cuts in the Federal Funds rate. Longer term interest rates also declined during 2007 with the 10 year Treasury yield declining from 4.70% to 4.02% and the 2 year Treasury yield declining from 4.81% to 3.05% throughout the year.

Credit spreads (the interest rate difference between risk-free U.S. Treasury securities and other fixed income securities) widened during the latter half of 2007, as the sub-prime mortgage crisis deepened and spread to other asset classes. In addition, concerns about a slowing overall economy negatively impacted credit spreads. Borrowed capital has become more costly, and more importantly, more scarce. Credit spreads that started the summer of 2007 at historically tight levels have widened across the entire quality spectrum, as market participants re-priced risk in their portfolios. Tighter credit standards and widening spreads helped fuel the flight to quality that the markets experienced in the latter half of 2007. In this environment, corporate and non-agency mortgage-backed securities underperformed US Treasury and agency securities.

The outlook is for a slowing economy in 2008. Tightening credit, a stretched consumer, and a continued slump in the housing market continue to take their toll on the economy. However, Congress and the President are expected to pass a significant fiscal stimulus package, and the Fed, recognizing the problems at hand, have adopted a more accommodative monetary policy. These actions should positively impact the economy in the latter half of 2008. In this environment, Summit believes that caution is in order, but that investment managers must be willing to take advantage of opportunities as they arise.

10

Summit Mutual Funds, Inc. – Pinnacle Series
BOND PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.
	Year Ended December 31,
	2007	2006	2005	2004	2003

Net asset value, beginning of period	$47.07	$47.07	$48.26	$48.41	$47.93
INVESTMENT ACTIVITIES:
Net investment income / (loss)	2.45	2.52	2.42	1.67	3.25
Net realized and unrealized gains / (losses)	(0.84)	(0.13)	(1.42)	0.36	0.56
Total from Investment Activities	1.61	2.39	1.00	2.03	3.81
DISTRIBUTIONS:
Net investment income	(2.46)	(2.39)	(2.19)	(2.18)	(3.33)
Total Distributions	(2.46)	(2.39)	(2.19)	(2.18)	(3.33)
Net asset value, end of period	$46.22	$47.07	$47.07	$48.26	$48.41

Total return	3.46%	5.25%	2.14%	4.29%	8.21%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets – gross	0.82%	0.81%	0.83%	0.82%	0.81%
Ratio of net investment income / (loss) to average net assets	5.11%	5.23%	5.10%	4.05%	6.72%
Portfolio turnover rate	106.51%	79.22%	32.96%	66.03%	109.52%
Net assets, end of period (000’s)	$26,837	$28,349	$30,783	$36,300	$37,197

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

The accompanying notes are an integral part of the financial statements.

11

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	BOND PORTFOLIO

DECEMBER 31, 2007
	SHARES	VALUE
COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Avado Brands, Inc. (a) (g) (i)	1,601	$16
Intermet Corp. (a) (g) (i)	1,574	1,574
		1,590
TOTAL COMMON STOCKS
(Cost $61,180)		1,590

PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
ION Media Networks, Inc.12% Payment-in-Kind Dividend (i)	1	1,679
TOTAL PREFERRED STOCKS
(Cost $10,206)		1,679

	PRINCIPAL
	AMOUNT	VALUE
ASSET BACKED SECURITIES - 1.5%
America West Airlines, Inc. - AMBAC Insured
7.100%, 10/02/2022	$196,357	$195,375
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	170,000	138,654
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	41,058	36,233
First Franklin Mortgage
Series 2003-FF2, 7.34%, 07/25/2033	49,519	31,005
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (h) (i)	27,324	151
TOTAL ASSET BACKED SECURITIES
(Cost $487,319)		401,418

CORPORATE BONDS - 42.9%
Consumer Discretionary - 4.9%
General Motors Corp.
7.700%, 04/15/2016 (e)	50,000	42,375
Idearc, Inc.
8.000%, 11/15/2016	100,000	91,750
Intcomex, Inc.
11.750%, 01/15/2011 (e)	125,000	128,125
ION Media Networks, Inc.
11.000%, 07/31/2013	167,909	83,955
MDC Holdings, Inc.
5.500%, 05/15/2013	150,000	143,499
NVR, Inc.
5.000%, 06/15/2010 (e)	210,000	210,621
R. H. Donnelley Corp.
6.875%, 01/15/2013	125,000	111,875
Radio One, Inc.
8.875%, 07/01/2011 (e)	32,000	29,960
TCI Communications, Inc.
8.750%, 08/01/2015	230,000	267,537
The Thomson Corp.
6.200%, 01/05/2012	200,000	208,616
		1,318,313
Consumer Staples - 1.5%
Constellation Brands, Inc.
7.250%, 09/01/2016 (e)	125,000	117,187

	PRINCIPAL
	AMOUNT	VALUE
Consumer Staples - 1.5% (Continued)
Del Monte Corp.
6.750%, 02/15/2015 (e)	$62,000	$58,590
Tesco PLC
5.500%, 11/15/2017 (b)	230,000	229,395
		405,172
Energy - 5.3%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	230,000	234,193
Chesapeake Energy Corp.
6.625%, 01/15/2016 (e)	125,000	122,187
Complete Production Services, Inc.
8.000%, 12/15/2016 (e)	125,000	120,938
Encore Acquisition Co.
7.250%, 12/01/2017 (e)	75,000	71,438
Enterprise Products Operating LP
6.300%, 09/15/2017	150,000	153,474
Peabody Energy Corp.
7.375%, 11/01/2016	50,000	51,250
Pioneer Natural Resources Co.
6.650%, 03/15/2017	125,000	120,546
Plains All American Pipeline LP
4.750%, 08/15/2009	250,000	251,192
Range Resources Corp.
7.375%, 07/15/2013	39,000	39,585
7.500%, 05/15/2016	25,000	25,500
TransCanada Pipelines Ltd
6.350%, 05/15/2067 (c)	230,000	215,574
		1,405,877
Financials - 11.7%
AXA SA
5.362%, 02/06/2049 (c) (i)	450,000	283,500
Bank of America Corp.
5.750%, 12/01/2017	150,000	150,344
Bank of New York Mellon
4.950%, 11/01/2012	175,000	174,998
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	230,000	238,075
Ford Motor Credit Co.
5.800%, 01/12/2009	94,000	89,224
7.990%, 01/13/2012 (c)	63,000	52,918
8.000%, 12/15/2016	31,000	26,332
Health Care REIT, Inc.
8.000%, 09/12/2012	250,000	266,154
iStar Financial, Inc.
5.950%, 10/15/2013	230,000	200,420
Landsbanki Islands HF
6.100%, 08/25/2011 (b)	230,000	226,678
Lincoln National Corp.
6.050%, 04/20/2017 (c)	225,000	210,051
Prime Property Fund, Inc.
5.500%, 01/15/2014 (b)	150,000	149,261
Rabobank Capital Funding Trust II
5.260%, 12/29/2049 (b) (c) (d)	220,000	204,970
Swiss Re Capital I LP
6.854%, 05/29/2049 (b) (c) (i)	220,000	223,728
Vale Overseas Ltd.
6.250%, 01/23/2017	225,000	225,699

The accompanying notes are an integral part of the financial statements.

12

Summit Mutual Funds, Inc. – Pinnacle Series
BOND PORTFOLIO	SCHEDULE OF INVESTMENTS

	PRINCIPAL
	AMOUNT	VALUE
Financials - 11.7% (Continued)
Ventas Realty LP
7.125%, 06/01/2015	$37,000	$37,370
WMC Finance USA Ltd.
5.125%, 05/15/2013	200,000	197,144
Xstrata Finance Canada Ltd.
5.800%, 11/15/2016 (b)	100,000	98,068
Yankee Acquisition Corp.
9.750%, 02/15/2017 (e)	100,000	91,500
		3,146,434
Health Care - 2.3%
Abbott Laboratories
5.600%, 11/30/2017	230,000	236,307
Community Health Systems, Inc.
8.875%, 07/15/2015 (e)	63,000	64,181
DaVita, Inc.
7.250%, 03/15/2015 (e)	31,000	31,078
HCA, Inc.
9.250%, 11/15/2016	125,000	131,250
UnitedHealth Group, Inc.
6.000%, 11/15/2017	150,000	151,994
		614,810
Industrials - 4.5%
American Railcar Industries, Inc.
7.500%, 03/01/2014	25,000	23,625
Ametek, Inc.
7.200%, 07/15/2008	250,000	252,307
Aramark Corp.
8.500%, 02/01/2015 (e)	100,000	101,250
Caterpillar, Inc.
5.700%, 08/15/2016 (e)	230,000	233,738
DRS Technologies, Inc.
7.625%, 02/01/2018 (e)	32,000	32,400
Hertz Corp.
8.875%, 01/01/2014	50,000	50,687
Joy Global, Inc.
6.000%, 11/15/2016	225,000	233,110
Kansas City Southern De Mexico
7.375%, 06/01/2014 (b)	50,000	48,625
Raytheon Co.
5.500%, 11/15/2012	230,000	239,475
		1,215,217
Information Technology - 1.7%
Cisco Systems, Inc.
5.500%, 02/22/2016	230,000	233,903
Harris Corp.
5.950%, 12/01/2017	150,000	149,328
Iron Mountain, Inc.
7.750%, 01/15/2015 (e)	75,000	76,313
		459,544
Manufacturing - 0.7%
Dynegy Holdings, Inc.
7.750%, 06/01/2019	100,000	92,250
Petroplus Finance Ltd
7.000%, 05/01/2017 (b)	100,000	91,500
		183,750

	PRINCIPAL
	AMOUNT	VALUE
Materials - 3.3%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	$100,000	$107,250
Lubrizol Corp.
7.250%, 06/15/2025	300,000	327,217
The Mosaic Co.
7.875%, 12/01/2016 (b) (c)	100,000	108,000
Smurfit-Stone Container Enterprises, Inc.
8.000%, 03/15/2017 (e)	100,000	96,625
United States Steel Corp
6.050%, 06/01/2017	150,000	140,975
Warnaco, Inc.
8.875%, 06/15/2013	100,000	101,750
		881,817
Telecommunication Services - 3.3%
America Movil SAB de CV
5.625%, 11/15/2017	230,000	224,732
Intelsat Bermuda Ltd
11.250%, 06/15/2016	100,000	103,250
iPCS, Inc.
7.040%, 05/01/2013 (c)	175,000	164,937
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c)	125,000	124,688
TELUS Corp.
8.000%, 06/01/2011	150,000	162,520
Windstream Corp.
8.625%, 08/01/2016	100,000	105,000
		885,127
Utilities - 3.7%
Calpine Corp.
9.875%, 12/01/2011 (b) (h)	125,000	130,625
Centerpoint Energy Resources Corp.
6.125%, 11/01/2017	75,000	76,327
Edison Mission Energy
7.500%, 06/15/2013 (e)	125,000	128,125
Exelon Corp.
6.750%, 05/01/2011	230,000	240,386
FPL Group Capital, Inc.
6.350%, 10/01/2066 (c)	230,000	217,531
Kern River Funding Corp.
6.676%, 07/31/2016 (b)	49,549	52,426
NSTAR Electric Co.
5.625%, 11/15/2017	150,000	152,613
		998,033
TOTAL CORPORATE BONDS
(Cost $11,820,184)		11,514,094

The accompanying notes are an integral part of the financial statements.

13

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	BOND PORTFOLIO

	PRINCIPAL
	AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 48.0%
Banc of America Alternative Loan Trust
Series 2003-6, 4.750%, 08/25/2018	$277,487	$224,657
Series 2003-8, 4.750%, 10/25/2018	117,106	82,634
Banc of America Funding Corp.
Series 2003-2, 6.382%, 06/25/2032	197,736	192,497
Banc of America Mortgage Securities
Series 2004-7, 4.797%, 08/25/2019	258,005	226,255
Series 2001-4, 6.750%, 04/20/2031	152,923	152,611
Series 2002-G, 7.363%, 07/20/2032	53,727	54,497
Series 2004-6, 5.500%, 07/25/2034	151,962	151,537
Citicorp Mortgage Securities, Inc.
Series 2003-10, 4.500%, 11/25/2018	762,903	747,645
Countrywide Home Loans
Series 2003-58, 4.560%, 02/19/2034	353,130	345,697
Series 2006-6, 6.000%, 04/25/2036	342,581	297,934
Series 2007-5, 5.750%, 05/25/2037	397,639	358,106
Credit Suisse Mortgage Capital Corporation
Series 2006-4, 5.745%, 05/25/2036	214,990	153,545
CS First Boston Mortgage Securities Corp.
Series 2004-6, 4.756%, 09/25/2019	248,891	192,932
Fannie Mae
Series 94-019, 5.000%, 01/25/2024	70,811	70,832
Series 2002-48B, 6.500%, 10/25/2031	905,163	918,325
Fannie Mae Pool
Pool #254438, 5.500%, 08/01/2009	78,929	79,729
Pool #555638, 5.000%, 11/01/2009	207,797	208,471
Pool #254643, 5.500%, 01/01/2010	124,307	125,567
Pool #555520, 5.500%, 02/01/2010	41,422	41,842
Pool #254340, 5.500%, 05/01/2012	79,812	81,249
Pool #545015, 6.000%, 06/01/2016	90,562	92,820
Pool #727360, 5.500%, 08/01/2018	621,024	630,253
Pool #481582, 6.500%, 02/01/2029	45,674	47,341
Freddie Mac
Series 2931, 5.000%, 11/15/2028	700,554	704,172
Freddie Mac Pool
Pool #G0-1740, 5.500%, 12/01/2034	2,450,145	2,447,963
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	107,320	107,584
Pool #E9-9160, 4.500%, 09/01/2018	1,602,618	1,575,893
Pool #C7-6658, 5.000%, 02/01/2033	73,687	72,006
Ginnie Mae I Pool
Pool #44670, 6.500%, 10/15/2028	55,033	57,120
GMAC Mortgage Corp Loan Trust
Series 2004-J1, 5.250%, 04/25/2034	108,304	108,085
Lehman Mortgage Trust
Series 2005-2, 5.573%, 12/25/2035	394,593	215,147

	PRINCIPAL
	AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 48.0% (Continued)
MASTR Alternative Loans Trust
Series 2003-2, 6.080%, 03/25/2033	$199,116	$171,810
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	52,346	52,432
Morgan Stanley Capital I
Series 2007-IQ14, 5.692%, 04/15/2049	300,000	305,784
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	73,324	70,305
Series 2002-QS16, 5.750%, 10/25/2017	73,324	62,061
Series 2005-QS14, 5.250%, 09/25/2020 (i)	292,284	245,519
Residential Funding Mortgage Securities
Series 2003-S20, 4.750%, 12/25/2018	273,375	246,739
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.114%, 09/25/2033	187,302	183,089
Structured Asset Securities Corp.
Series 2003-20, 5.390%, 07/25/2033	279,036	238,808
Washington Mutual Mortgage Pass-Through Certificates
Series 2002-MS11, 5.250%, 12/25/2017	404,818	404,984
Series 2003-MS4, 5.785%, 02/25/2033 (b)	162,604	145,792
TOTAL MORTGAGE BACKED SECURITIES
(Cost $13,348,663)		12,892,269
U.S. TREASURY OBLIGATIONS - 4.8%
U.S. Treasury Bonds - 0.8%
4.500%, 02/15/2036 (e)	200,000	201,016
U.S. Treasury Notes - 4.0%
3.375%, 11/30/2012 (e)	100,000	99,664
3.625%, 05/15/2013 (e)	230,000	231,581
4.250%, 11/15/2017 (e)	735,000	747,805
		1,079,050
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,258,840)		1,280,066

	SHARES	VALUE
SHORT TERM INVESTMENTS - 4.8%
Money Market Funds - 4.8%
Northern Institutional Diversified Assets Portfolio	1,273,216	$1,273,216
TOTAL SHORT TERM INVESTMENTS
(Cost $1,273,216)		1,273,216
Total Investments
(Cost $28,259,608) (d)- 102.0%		27,364,332
Northern Institutional Liquid Assets Portfolio (f)- 10.7%		2,884,012
Liabilities in Excess of Other Assets - (12.7)%		(3,411,321)
TOTAL NET ASSETS - 100.0%		$26,837,023

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security.
(d)
For federal income tax purposes, cost is $28,267,954 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $233,106 and ($1,136,728), respectively, with a net appreciation / (depreciation) of ($903,622).

(e)	All or a portion of the security is out on loan.
(f)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,861,197, $2,884,012, and $71,671, respectively.

(g)	Security is considered illiquid. The aggregate value of such securities is $1,590 or 0.005% of total net assets.
(h)	Security in default.
(i)	Valued in good faith under procedures adopted by the Board of Directors.

The accompanying notes are an integral part of the financial statements.

14

Summit Mutual Funds, Inc. – Pinnacle Series
BOND PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

ASSETS
Investments in securities, at value	$27,364,332
Collateral for securities loaned,
at fair value	2,884,012
Receivables:
Interest and dividends	263,678
Shares sold	26,331
Prepaid expenses and other	812
30,539,165
LIABILITIES
Payables:
Payable upon return of securities loaned	2,884,012
Shares redeemed	574,475
Investment securities purchased	197,161
Professional fees	16,234
Fund accounting fees	11,578
Advisory fees	8,031
Administration fees	2,305
Custodian fees	1,236
Directors’ fees	102
Other accrued expenses	7,008
3,702,142
NET ASSETS*
Paid-in capital	33,696,255
Accumulated undistributed net investment
income / (loss)	206,571
Accumulated net realized gain / (loss)
on investments	(6,170,527)
Net unrealized appreciation / (depreciation)
on investments	(895,276)
$26,837,023

Investments at cost	$28,259,608
Shares authorized ($.10 par value)	30,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$26,837,023	580,590	$46.22

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2007
	Undistributed ordinary income	$215,068
Capital Loss Carryforward
Expiring December 31:
2008	2009	2010	2012	2014
$(4,452,042)	$(119,441)	$(1,273,958)	$(75,650)	$(241,081)

STATEMENT OF OPERATIONS
For the year ended December 31, 2007

INVESTMENT INCOME
Interest	$1,599,852
Dividends	20,695
Other income	9,105
1,629,652
EXPENSES
Advisory fees	130,789
Administration fees	27,828
Fund accounting fees	25,977
Professional fees	18,354
Transfer agent fees	12,219
Custodian fees	5,280
Directors’ fees	3,152
Shareholder reporting fees	2,633
Other expenses	3,038
229,270
Reimbursements and waivers	(20,563)
208,707
NET INVESTMENT INCOME / (LOSS)	1,420,945

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	247,103
Net change in unrealized appreciation /
(depreciation) on investments	(705,862)

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	(458,759)

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$962,186

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
	Advisory	Administration	Expense	Reimbursements
	Fee	Fee	Limit(1)	and Waivers
	0.47%	0.10%	0.75%	$20,563

(1)	The adviser has agreed to temporarily waive administration fees for the Bond Portfolio, to the extent that the Portfolio’s total expense ratio exceeds 0.75%.

The accompanying notes are an integral part of the financial statements.

15

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	BOND PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$1,420,945	$1,502,162
Net realized gain / (loss) on investments	247,103	(271,614)
Net change in unrealized appreciation / (depreciation) on investments	(705,862)	218,274

	962,186	1,448,822

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(1,448,294)	(1,461,411)

	(1,448,294)	(1,461,411)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	3,195,195	2,205,561
Reinvestment of distributions	1,448,294	1,461,411
Payments for shares redeemed	(5,669,542)	(6,087,857)

	(1,026,053)	(2,420,885)

NET INCREASE / (DECREASE) IN NET ASSETS	(1,512,161)	(2,433,474)
NET ASSETS
Beginning of period	28,349,184	30,782,658

End of period	$26,837,023	$28,349,184

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$206,571	$215,068

FUND SHARE TRANSACTIONS
Sold	68,083	47,186
Reinvestment of distributions	31,041	31,501
Redeemed	(120,796)	(130,332)

Net increase / (decrease) from fund share transactions	(21,672)	(51,645)

TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$10,207	$208,555
U.S. Government Securities	9,301,044	4,426,366
Corporate Bonds	15,777,068	17,678,086
Asset Backed Securities	3,848,601	—

	$28,936,920	$22,313,007

TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$200,846	$438,209
U.S. Government Securities	9,731,105	6,207,390
Corporate Bonds	17,854,017	18,009,936
Asset Backed Securities	1,966,439	—

	$29,752,407	$24,655,535

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$1,448,294	$1,461,411

	$1,448,294	$1,461,411

The accompanying notes are an integral part of the financial statements.

16

Summit Mutual Funds, Inc. – Pinnacle Series S&P 500 INDEX PORTFOLIO

Summit S&P 500 Index Portfolio - Average Annual Total Return
1-Year	5-Year	10-Year
5.16%	12.36%	5.50%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker Kevin P. Aug
Inception Date:	December 29, 1995
Total Net Assets:	$302.82 Million
Number of Equity Holdings:	500
Median Cap Size:	$13,043 (in millions)
Average Price-to-book Ratio:	2.77 x
Dividend Yield:	1.97%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Exxon Mobil Corp. General Electric Co. Microsoft Corp. AT&T, Inc. Procter & Gamble Co. Chevron Corp. Johnson & Johnson Bank of America Corp. Apple, Inc. Cisco Systems, Inc.	3.88% 2.84% 2.17% 1.91% 1.73% 1.49% 1.45% 1.39% 1.31% 1.24%

17

Summit Mutual Funds, Inc. – Pinnacle Series S&P 500 INDEX PORTFOLIO

Objective – Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor’s 500 Composite Stock Price Index (the “Index”).

Strategy – The Summit Pinnacle S&P 500 Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers’ Comments:

For the period ended December 31, 2007, the Summit S&P 500 Index Portfolio’s total return was 5.16% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 5.49% total return for the S&P 500 Index. The difference of 0.33% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

“Standard & Poor’s”, “S&P”, “S&P 500”, “Standard & Poor’s 500”, “500”, “S&P MidCap 400 Index”, and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

18

Summit Mutual Funds, Inc. – Pinnacle Series
S&P 500 INDEX PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

	Year Ended December 31,
	2007	2006	2005	2004	2003

Net asset value, beginning of period	$94.19	$82.85	$80.48	$73.21	$57.82
INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.52	1.40	1.17	1.16 (2)	0.81
Net realized and unrealized gains / (losses)	3.31	11.19	2.39	6.41	15.17
Total from Investment Activities	4.83	12.59	3.56	7.57	15.98
DISTRIBUTIONS:
Net investment income	(1.42)	(1.25)	(1.19)	(0.30)	(0.59)
Net realized gains	(0.16)	—	—	—	—
Total Distributions	(1.58)	(1.25)	(1.19)	(0.30)	(0.59)

Net asset value, end of period	$97.44	$94.19	$82.85	$80.48	$73.21

Total return	5.16%	15.36%	4.52%	10.37%	27.98%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.39%	0.39%	0.39%	0.40%	0.52%
Ratio of expenses to average net assets – gross	0.45%	0.43%	0.49%	0.51%	0.54%
Ratio of net investment income / (loss) to average net assets	1.59%	1.56%	1.49%	1.69%	1.25%
Portfolio turnover rate	3.28%	3.42%	5.73%	1.59%	0.84%
Net assets, end of period (000’s)	$302,821	$309,019	$290,666	$279,875	$79,766

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2) Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

19

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P 500 INDEX PORTFOLIO

DECEMBER 31, 2007
	SHARES	VALUE
COMMON STOCKS - 97.4%
Consumer Discretionary - 8.3%
Abercrombie & Fitch Co. - Class A	1,977	$158,101
Amazon.Com, Inc. (a)	7,040	652,186
Apollo Group, Inc. (a)	3,137	220,061
AutoNation, Inc. (a)	3,213	50,316
Autozone, Inc. (a) (c)	1,013	121,469
Bed Bath & Beyond, Inc. (a)	6,073	178,485
Best Buy Co., Inc.	8,049	423,780
Big Lots, Inc. (a) (c)	2,075	33,179
Black & Decker Corp. (c)	1,434	99,878
Brunswick Corp. (c)	2,017	34,390
Carnival Corp.	10,018	445,701
CBS Corporation	15,708	428,043
Centex Corp. (c)	2,824	71,334
Circuit City Stores, Inc. (c)	3,261	13,696
Clear Channel Communications, Inc. (c)	11,418	394,149
Coach, Inc. (a)	8,442	258,156
Comcast Corp. - Class A (a)	70,506	1,287,440
D.R. Horton, Inc. (c)	6,452	84,973
Darden Restaurants, Inc.	3,152	87,342
Dillard’s, Inc. - Class A (c)	1,310	24,602
The DIRECTV Group, Inc. (a)	16,469	380,763
E.W. Scripps Co. (c)	1,973	88,805
Eastman Kodak Co. (c)	6,607	144,495
Expedia, Inc. (a)	4,800	151,776
Family Dollar Stores, Inc.	3,223	61,978
Ford Motor Co. (a) (c)	48,457	326,116
Fortune Brands, Inc.	3,537	255,937
GameStop Corp. (a)	3,700	229,807
Gannett Co., Inc.	5,323	207,597
The Gap, Inc.	10,685	227,377
General Motors Corp. (c)	12,984	323,172
Genuine Parts Co.	3,853	178,394
The Goodyear Tire & Rubber Co. (a) (c)	4,275	120,640
H&R Block, Inc.	7,458	138,495
Harley-Davidson, Inc.	5,538	258,680
Harman International Industries, Inc.	1,387	102,236
Harrah’s Entertainment, Inc.	4,302	381,803
Hasbro, Inc.	3,374	86,307
Home Depot, Inc.	38,697	1,042,497
IAC/InterActiveCorp (a)	4,229	113,845
International Game Technology	7,234	317,790
Interpublic Group of Companies, Inc. (a) (c)	10,538	85,463
J.C. Penney Co., Inc.	5,086	223,733
Johnson Controls, Inc.	13,620	490,865
Jones Apparel Group, Inc. (c)	1,955	31,260
KB Home (c)	1,817	39,247
Kohl’s Corp. (a)	7,194	329,485
Leggett & Platt, Inc.	3,903	68,068
Lennar Corp. (c)	3,261	58,339
Limited Brands, Inc.	7,126	134,895
Liz Claiborne, Inc. (c)	2,283	46,459
Lowe’s Companies, Inc.	33,552	758,946
Macys, Inc.	9,940	257,148
Marriott International, Inc. - Class A	7,173	245,173
Mattel, Inc.	8,412	160,164
McDonald’s Corp.	27,125	1,597,934
The McGraw-Hill Cos., Inc.	7,543	330,459

	SHARES	VALUE
Consumer Discretionary - 8.3% (Continued)
Meredith Corp. (c)	921	$50,637
The New York Times Co. - Class A (c)	3,393	59,479
Newell Rubbermaid, Inc.	6,405	165,761
News Corp. - Class A	53,068	1,087,363
Nike, Inc. - Class B (c)	8,810	565,954
Nordstrom, Inc. (c)	4,311	158,343
Office Depot, Inc. (a)	6,263	87,118
OfficeMax, Inc. (c)	1,716	35,453
Omnicom Group, Inc. (c)	7,496	356,285
Polo Ralph Lauren Corp.	1,351	83,478
Pulte Homes, Inc. (c)	4,878	51,414
RadioShack Corp.	3,006	50,681
Sears Holdings Corp. (a) (c)	1,672	170,628
The Sherwin-Williams Co.	2,392	138,832
Snap-On, Inc.	1,366	65,896
The Stanley Works	1,705	82,658
Staples, Inc.	16,214	374,057
Starbucks Corp. (a)	16,748	342,832
Starwood Hotels & Resorts Worldwide, Inc.	4,569	201,173
Target Corp.	19,052	952,600
Tiffany & Co. (c)	3,199	147,250
Time Warner, Inc.	82,882	1,368,382
TJX Companies, Inc.	10,025	288,018
VF Corp.	2,118	145,422
Viacom, Inc. - Class B (a)	15,055	661,216
The Walt Disney Co.	43,607	1,407,634
The Washington Post Co. - Class B	135	106,843
Wendy’s International, Inc.	2,050	52,972
Whirlpool Corp.	1,775	144,893
Wyndham Worldwide Corp.	4,084	96,219
Yum! Brands, Inc.	11,669	446,573
		25,009,493
Consumer Staples - 10.0%
Altria Group, Inc.	48,304	3,650,816
Anheuser-Busch Companies, Inc.	16,827	880,725
Archer-Daniels-Midland Co.	14,742	684,471
Avon Products, Inc.	9,839	388,936
Brown-Forman Corp. - Class B	1,864	138,141
Campbell Soup Co.	5,114	182,723
Clorox Co. (c)	3,227	210,304
The Coca-Cola Co.	45,586	2,797,613
Coca-Cola Enterprises, Inc.	6,622	172,371
Colgate-Palmolive Co.	11,691	911,430
ConAgra Foods, Inc.	11,164	265,592
Constellation Brands, Inc. - Class A (a) (c)	4,446	105,103
Costco Wholesale Corp.	9,955	694,461
CVS Caremark Corp.	33,874	1,346,492
Dean Foods Co.	3,049	78,847
The Estee Lauder Companies, Inc.	2,612	113,909
General Mills, Inc.	7,698	438,786
The Hershey Co. (c)	3,853	151,808
HJ Heinz Co.	7,269	339,317
Kellogg Co.	5,878	308,184
Kimberly-Clark Corp.	9,702	672,737
Kraft Foods, Inc.	35,477	1,157,615
The Kroger Co.	15,620	417,210
McCormick & Co., Inc. (c)	2,930	111,076
Molson Coors Brewing Co. - Class B	3,228	166,629

The accompanying notes are an integral part of the financial statements.

20

Summit Mutual Funds, Inc. – Pinnacle Series
S&P 500 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Consumer Staples - 10.0% (Continued)
Pepsi Bottling Group, Inc.	3,107	$122,602
PepsiCo, Inc.	36,911	2,801,545
Procter & Gamble Co.	71,222	5,229,119
Reynolds American, Inc. (c)	3,924	258,827
Safeway, Inc.	10,150	347,232
Sara Lee Corp.	16,606	266,692
Supervalu, Inc.	4,928	184,899
Sysco Corp.	13,945	435,223
Tyson Foods, Inc. - Class A	5,962	91,398
UST, Inc. (c)	3,594	196,951
Walgreen Co.	22,744	866,092
Wal-Mart Stores, Inc.	54,180	2,575,175
Whole Foods Market, Inc. (c)	3,198	130,478
WM Wrigley Jr. Co.	5,080	297,434
		30,188,963
Energy - 12.5%
Anadarko Petroleum Corp.	10,696	702,620
Apache Corp.	7,594	816,659
Baker Hughes, Inc.	7,300	592,030
BJ Services Co.	6,718	162,979
Chesapeake Energy Corp. (c)	9,676	379,299
Chevron Corp.	48,420	4,519,039
ConocoPhillips	36,678	3,238,667
Consol Energy, Inc. (c)	4,161	297,595
Devon Energy Corp.	10,204	907,238
El Paso Corp. (c)	16,072	277,081
ENSCO International, Inc. (c)	3,324	198,177
EOG Resources, Inc.	5,641	503,459
Exxon Mobil Corp.	125,280	11,737,483
Halliburton Co.	20,210	766,161
Hess Corp. (c)	6,388	644,294
Marathon Oil Corp.	16,290	991,409
Murphy Oil Corp.	4,314	366,000
Nabors Industries Ltd. (a) (c)	6,586	180,391
National Oilwell Varco, Inc. (a)	8,180	600,903
Noble Energy, Inc.	3,937	313,070
Noble Corp.	6,148	347,423
Occidental Petroleum Corp.	19,000	1,462,810
Peabody Energy Corp.	6,073	374,340
Range Resources Corp. (c)	3,420	175,651
Rowan Companies, Inc. (c)	2,552	100,702
Schlumberger Ltd.	27,435	2,698,781
Smith International, Inc. (c)	4,597	339,488
Spectra Energy Corp.	14,499	374,364
Sunoco, Inc.	2,697	195,371
Tesoro Corp. (c)	3,143	149,921
Transocean, Inc. (a)	7,358	1,053,254
Valero Energy Corp.	12,622	883,919
Weatherford International Ltd. (a)	7,739	530,895
Williams Companies, Inc.	13,614	487,109
XTO Energy, Inc. (c)	10,978	563,804
		37,932,386
Financials - 17.1%
ACE Ltd.	7,559	466,995
Aflac, Inc.	11,190	700,830
The Allstate Corp.	13,092	683,795
AMBAC Financial Group, Inc. (c)	2,419	62,338
American Capital Strategies Ltd. (c)	4,140	136,454

	SHARES	VALUE
Financials - 17.1% (Continued)
American Express Co.	26,830	$1,395,697
American International Group, Inc.	58,166	3,391,078
Ameriprise Financial, Inc.	5,318	293,075
AON Corp.	6,733	321,097
Apartment Investment & Management Co. (c)	2,192	76,128
Assurant, Inc. (c)	2,191	146,578
AvalonBay Communities, Inc. (c)	1,780	167,569
Bank of America Corp.	101,770	4,199,030
The Bank Of New York Mellon Corp.	26,115	1,273,367
BB&T Corp.	12,603	386,534
The Bear Stearns Companies, Inc. (c)	2,648	233,686
Boston Properties, Inc. (c)	2,769	254,222
Capital One Financial Corp.	8,950	422,977
CB Richard Ellis Group, Inc. (a) (c)	4,400	94,820
The Charles Schwab Corp.	21,488	549,018
Chubb Corp.	8,804	480,522
Cincinnati Financial Corp.	3,808	150,568
CIT Group, Inc.	4,349	104,507
Citigroup, Inc.	114,511	3,371,204
CME Group, Inc.	1,260	864,360
Comerica, Inc.	3,465	150,832
Commerce Bancorp, Inc.	4,441	169,380
Countrywide Financial Corp. (c)	13,284	118,759
Developers Diversified Realty Corp. (c)	2,818	107,901
Discover Financial Services	10,951	165,141
E*Trade Financial Corp. (a) (c)	9,717	34,495
Equity Residential	6,216	226,698
Fannie Mae	22,447	897,431
Federated Investors, Inc. (c)	2,037	83,843
Fifth Third Bancorp	12,219	307,064
First Horizon National Corp. (c)	2,973	53,960
Franklin Resources, Inc.	3,708	424,306
Freddie Mac	15,138	515,752
General Growth Properties, Inc.	5,592	230,279
Genworth Financial, Inc.	9,857	250,861
Goldman Sachs Group, Inc.	9,122	1,961,686
Hartford Financial Services Group, Inc.	7,197	627,506
Host Hotels & Resorts, Inc.	11,979	204,122
Hudson City Bancorp, Inc. (c)	11,413	171,423
Huntington Bancshares, Inc. (c)	8,396	123,925
Intercontinentalexchange, Inc. (a)	1,650	317,625
Janus Capital Group, Inc. (c)	3,518	115,566
JPMorgan Chase & Co.	77,040	3,362,796
KeyCorp	8,919	209,151
Kimco Realty Corp. (c)	5,787	210,647
Legg Mason, Inc.	3,140	229,691
Lehman Brothers Holdings, Inc.	12,156	795,489
Leucadia National Corp. (c)	3,880	182,748
Lincoln National Corp.	6,190	360,382
Loews Corp.	10,080	507,427
M&T Bank Corp.	1,786	145,684
Marsh & McLennan Companies, Inc.	11,927	315,708
Marshall & Ilsley Corp.	5,896	156,126
MBIA, Inc. (c)	2,880	53,654
Merrill Lynch & Co., Inc. (c)	19,625	1,053,470
MetLife, Inc.	16,985	1,046,616
MGIC Investment Corp. (c)	1,962	44,008
Moody’s Corp. (c)	4,917	175,537
Morgan Stanley	24,339	1,292,644

The accompanying notes are an integral part of the financial statements.

21

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P 500 INDEX PORTFOLIO

	SHARES	VALUE
Financials - 17.1% (Continued)
National City Corp. (c)	14,537	$239,279
Northern Trust Corp.	4,467	342,083
NYSE Euronext	6,090	534,519
Plum Creek Timber Co., Inc. (c)	3,953	181,996
PNC Financial Services Group, Inc.	8,017	526,316
Principal Financial Group, Inc.	6,001	413,109
The Progressive Corp.	16,008	306,713
Prologis	5,910	374,576
Prudential Financial, Inc.	10,414	968,919
Public Storage, Inc.	2,938	215,679
Regions Financial Corp. (c)	15,945	377,099
Safeco Corp.	2,205	122,774
Simon Property Group, Inc.	5,115	444,289
SLM Corp.	11,793	237,511
Sovereign Bancorp, Inc. (c)	8,265	94,221
State Street Corp.	8,857	719,188
SunTrust Banks, Inc.	8,009	500,482
T. Rowe Price Group, Inc.	6,055	368,628
Torchmark Corp.	2,114	127,960
The Travelers Companies, Inc.	14,786	795,487
Unum Group	8,098	192,651
US Bancorp	39,605	1,257,063
Vornado Realty Trust	3,119	274,316
Wachovia Corp.	45,308	1,723,063
Washington Mutual, Inc. (c)	19,920	271,111
Wells Fargo & Co.	77,374	2,335,921
XL Capital Ltd. - Class A	4,090	205,768
Zions Bancorporation	2,478	115,698
		51,893,201
Health Care - 11.7%
Abbott Laboratories	35,433	1,989,563
Aetna, Inc.	11,478	662,625
Allergan, Inc.	7,041	452,314
AmerisourceBergen Corp.	3,852	172,839
Amgen, Inc. (a)	24,940	1,158,214
Applera Corp. - Applied Biosystems Group (c)	3,857	130,829
Barr Pharmaceuticals, Inc. (a) (c)	2,560	135,936
Baxter International, Inc.	14,542	844,163
Becton, Dickinson & Co.	5,594	467,547
Biogen Idec, Inc. (a)	6,752	384,324
Boston Scientific Corp. (a)	30,792	358,111
Bristol-Myers Squibb Co.	45,367	1,203,133
C.R. Bard, Inc. (c)	2,338	221,642
Cardinal Health, Inc.	8,291	478,805
Celgene Corp. (a)	8,848	408,866
CIGNA Corp.	6,403	344,033
Coventry Health Care, Inc. (a)	3,554	210,575
Covidien Ltd.	11,420	505,792
Eli Lilly & Co.	22,629	1,208,162
Express Scripts, Inc. (a)	5,781	422,013
Forest Laboratories, Inc. (a)	7,151	260,654
Genzyme Corp. (a)	6,192	460,933
Gilead Sciences, Inc. (a)	21,347	982,175
Hospira, Inc. (a) (c)	3,687	157,214
Humana, Inc. (a)	3,969	298,905
IMS Health, Inc.	4,451	102,551
Johnson & Johnson	65,620	4,376,854
King Pharmaceuticals, Inc. (a)	5,611	57,457
Laboratory Corp. of America Holdings (a) (c)	2,642	199,550

	SHARES	VALUE
Health Care - 11.7% (Continued)
McKesson Corp.	6,638	$434,855
Medco Health Solutions, Inc. (a)	6,135	622,089
Medtronic, Inc.	25,936	1,303,803
Merck & Co., Inc.	49,917	2,900,677
Millipore Corp. (a) (c)	1,304	95,427
Mylan, Inc. (c)	5,072	71,312
Patterson Companies, Inc. (a) (c)	3,207	108,878
PerkinElmer, Inc.	2,720	70,774
Pfizer, Inc.	156,674	3,561,200
Quest Diagnostics, Inc. (c)	3,597	190,281
Schering-Plough Corp.	37,154	989,783
St. Jude Medical, Inc. (a)	7,851	319,065
Stryker Corp.	5,462	408,121
Tenet Healthcare Corp. (a) (c)	10,871	55,225
Thermo Fisher Scientific, Inc. (a)	9,674	557,996
UnitedHealth Group, Inc.	29,634	1,724,699
Varian Medical Systems, Inc. (a)	2,869	149,647
Waters Corp. (a)	2,400	189,768
Watson Pharmaceuticals, Inc. (a)	2,460	66,764
Wellpoint, Inc. (a)	13,101	1,149,351
Wyeth	30,707	1,356,942
Zimmer Holdings, Inc. (a)	5,383	356,085
		35,338,521
Industrials - 11.2%
3M Co.	16,357	1,379,222
Allied Waste Industries, Inc. (a) (c)	5,518	60,808
Avery Dennison Corp. (c)	2,166	115,101
Boeing Co.	17,780	1,555,039
Burlington Northern Santa Fe Corp.	6,834	568,794
C.H. Robinson Worldwide, Inc. (c)	3,895	210,797
Caterpillar, Inc.	14,591	1,058,723
Cintas Corp.	3,097	104,121
Cooper Industries Ltd. - Class A	4,133	218,553
CSX Corp.	9,641	424,011
Cummins, Inc.	2,352	299,574
Danaher Corp.	5,682	498,539
Deere & Co.	10,177	947,682
Dover Corp. (c)	4,558	210,078
Eaton Corp.	3,455	334,962
Emerson Electric Co.	18,051	1,022,770
Equifax, Inc.	2,951	107,298
Expeditors International Washington, Inc.	4,900	218,932
FedEx Corp.	7,090	632,215
Fluor Corp.	2,113	307,906
General Dynamics Corp.	9,228	821,200
General Electric Co.	231,795	8,592,641
Goodrich Corp.	2,865	202,298
Honeywell International, Inc.	17,124	1,054,325
Illinois Tool Works, Inc.	9,480	507,559
Ingersoll-Rand Company Ltd. - Class A	6,247	290,298
ITT Corp.	4,159	274,660
Jacobs Engineering Group, Inc. (a)	2,860	273,445
L-3 Communications Holdings, Inc.	2,887	305,849
Lockheed Martin Corp.	7,957	837,554
Manitowoc Co. (c)	2,920	142,584
Masco Corp. (c)	8,457	182,756
Monster Worldwide, Inc. (a) (c)	2,935	95,094
Norfolk Southern Corp.	8,885	448,159
Northrop Grumman Corp.	7,761	610,325

The accompanying notes are an integral part of the financial statements.

22

Summit Mutual Funds, Inc. – Pinnacle Series
S&P 500 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Industrials - 11.2% (Continued)
Paccar, Inc.	8,451	$460,410
Pall Corp.	2,907	117,210
Parker Hannifin Corp.	3,860	290,697
Pitney Bowes, Inc.	4,974	189,211
Precision Castparts Corp.	3,160	438,292
Raytheon Co.	9,844	597,531
Robert Half International, Inc. (c)	3,696	99,940
Rockwell Automation, Inc.	3,424	236,119
Rockwell Collins, Inc.	3,739	269,096
RR Donnelley & Sons Co. (c)	4,923	185,794
Ryder System, Inc. (c)	1,331	62,570
Southwest Airlines Co.	16,845	205,509
Terex Corp. (a) (c)	2,354	154,352
Textron, Inc.	5,720	407,836
Trane, Inc.	3,931	183,617
Tyco International Ltd.	11,349	449,988
Union Pacific Corp.	6,022	756,484
United Parcel Service, Inc. - Class B	24,093	1,703,857
United Technologies Corp.	22,670	1,735,162
W.W. Grainger, Inc.	1,545	135,218
Waste Management, Inc.	11,660	380,932
		33,973,697
Information Technology - 16.4%
Adobe Systems, Inc. (a)	13,160	562,327
Advanced Micro Devices, Inc. (a) (c)	13,038	97,785
Affiliated Computer Services, Inc. - Class A (a)	2,305	103,956
Agilent Technologies, Inc. (a)	8,866	325,737
Akamai Technologies, Inc. (a) (c)	3,812	131,895
Altera Corp.	7,702	148,803
Analog Devices, Inc.	6,956	220,505
Apple, Inc. (a)	20,078	3,977,050
Applied Materials, Inc.	31,600	561,216
Autodesk, Inc. (a)	5,295	263,479
Automatic Data Processing, Inc.	12,069	537,433
BMC Software, Inc. (a)	4,490	160,024
Broadcom Corp. - Class A (a)	10,789	282,024
CA, Inc.	9,060	226,047
Ciena Corp. (a) (c)	2,028	69,175
Cisco Systems, Inc. (a)	139,016	3,763,163
Citrix Systems, Inc. (a)	4,269	162,265
Cognizant Technology Solutions Corp. (a)	6,660	226,040
Computer Sciences Corp. (a)	4,082	201,937
Compuware Corp. (a)	6,570	58,342
Convergys Corp. (a)	2,987	49,166
Corning, Inc.	36,134	866,855
Dell, Inc. (a)	51,386	1,259,471
eBay, Inc. (a)	26,086	865,794
Electronic Arts, Inc. (a)	7,306	426,744
Electronic Data Systems Corp.	11,743	243,432
EMC Corp. (a)	48,112	891,515
Fidelity National Information Services, Inc.	3,846	159,955
Fiserv, Inc. (a)	3,776	209,530
Google, Inc. (a)	5,310	3,671,759
Hewlett-Packard Co.	59,115	2,984,125
Intel Corp.	134,071	3,574,333
International Business Machines Corp.	31,599	3,415,852
Intuit, Inc. (a)	7,630	241,184
Jabil Circuit, Inc.	4,296	65,600
JDS Uniphase Corp. (a) (c)	4,991	66,380

	SHARES	VALUE
Information Technology - 16.4% (Continued)
Juniper Networks, Inc. (a)	12,000	$398,400
Kla-Tencor Corp. (c)	4,247	204,536
Lexmark International, Inc. - Class A (a)	2,228	77,668
Linear Technology Corp. (c)	5,175	164,720
LSI Corp. (a) (c)	16,217	86,112
MEMC Electronic Materials, Inc. (a) (c)	5,300	468,997
Microchip Technology, Inc. (c)	4,914	154,398
Micron Technology, Inc. (a)	17,437	126,418
Microsoft Corp. (e)	184,536	6,569,482
Molex, Inc.	3,347	91,373
Motorola, Inc.	52,411	840,672
National Semiconductor Corp.	5,391	122,052
Network Appliance, Inc. (a) (c)	7,893	197,009
Novell, Inc. (a)	8,012	55,042
Novellus Systems, Inc. (a)	2,665	73,474
Nvidia Corp. (a)	12,625	429,503
Oracle Corp. (a)	90,461	2,042,609
Paychex, Inc.	7,652	277,155
QLogic Corp. (a)	3,191	45,312
Qualcomm, Inc.	37,534	1,476,963
SanDisk Corp. (a)	5,299	175,768
Sun Microsystems, Inc. (a)	19,000	344,470
Symantec Corp. (a)	19,887	320,976
Tellabs, Inc. (a) (c)	10,085	65,956
Teradata Corp. (a)	4,232	115,999
Teradyne, Inc. (a)	3,982	41,174
Texas Instruments, Inc.	32,070	1,071,138
Total Sys Svcs, Inc. (a)	4,540	127,120
Tyco Electronics Ltd.	11,413	423,765
Unisys Corp. (a)	7,990	37,793
VeriSign, Inc. (a)	5,068	190,608
The Western Union Co.	17,226	418,247
Xerox Corp. (a)	21,197	343,179
Xilinx, Inc.	6,742	147,448
Yahoo!, Inc. (a)	30,657	713,082
		49,509,516
Materials - 3.2%
Air Products & Chemicals, Inc.	4,942	487,430
Alcoa, Inc.	19,453	711,007
Allegheny Technologies, Inc.	2,437	210,557
Ashland, Inc.	1,366	64,789
Ball Corp. (c)	2,305	103,725
Bemis Co. (c)	2,307	63,166
The Dow Chemical Co.	21,661	853,877
Eastman Chemical Co.	1,859	113,566
Ecolab, Inc.	4,006	205,147
EI Du Pont de Nemours & Co.	20,620	909,136
Freeport-McMoRan Copper & Gold, Inc. - Class B	8,858	907,414
Hercules, Inc.	2,743	53,077
International Flavors & Fragrances, Inc.	1,831	88,126
International Paper Co.	9,821	318,004
MeadWestvaco Corp.	4,314	135,028
Monsanto Co.	12,540	1,400,593
Newmont Mining Corp.	10,363	506,025
Nucor Corp.	6,603	391,030
Pactiv Corp. (a) (c)	3,072	81,807
PPG Industries, Inc.	3,758	263,924
Praxair, Inc.	7,247	642,881
Rohm & Haas Co.	2,962	157,193

The accompanying notes are an integral part of the financial statements.

23

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P 500 INDEX PORTFOLIO

	SHARES	VALUE
Materials - 3.2% (Continued)
Sealed Air Corp. (c)	3,707	$85,780
Sigma-Aldrich Corp. (c)	2,984	162,926
Titanium Metals Corp. (a) (c)	2,040	53,958
United States Steel Corp.	2,725	329,480
Vulcan Materials Co. (c)	2,247	177,715
Weyerhaeuser Co.	4,808	354,542
		9,831,903
Telecommunication Services - 3.5%
American Tower Corp. - Class A (a)	9,283	395,456
AT&T, Inc.	139,097	5,780,871
CenturyTel, Inc. (c)	2,532	104,977
Citizens Communications Co.	7,522	95,755
Embarq Corp.	3,597	178,159
Qwest Communications International, Inc. (a) (c)	36,056	252,753
Sprint Nextel Corp.	65,263	856,903
Verizon Communications, Inc.	66,275	2,895,555
Windstream Corp.	10,949	142,556
		10,702,985
Utilities - 3.5%
The AES Corp. (a)	15,346	328,251
Allegheny Energy, Inc. (a)	3,812	242,481
Ameren Corp.	4,860	263,461
American Electric Power Co., Inc.	9,173	427,095
Centerpoint Energy, Inc.	7,371	126,265
CMS Energy Corp. (c)	5,162	89,716
Consolidated Edison, Inc.	5,921	289,241
Constellation Energy Group, Inc.	4,144	424,884
Dominion Resources, Inc.	13,413	636,447
DTE Energy Co. (c)	3,755	165,070
Duke Energy Corporation	28,929	583,498
Dynegy, Inc. (a) (c)	11,384	81,282
Edison International	7,471	398,727
Entergy Corp.	4,456	532,581
Exelon Corp.	15,133	1,235,458
FirstEnergy Corp.	6,991	505,729
FPL Group, Inc.	9,337	632,862
Integrys Energy Group, Inc.	1,780	92,008
Nicor, Inc. (c)	1,117	47,305
NiSource, Inc.	6,291	118,837
Pepco Holdings, Inc.	4,500	131,985

	SHARES	VALUE
Utilities - 3.5% (Continued)
PG&E Corp.	8,119	$349,848
Pinnacle West Capital Corp. (c)	2,391	101,402
PPL Corp.	8,535	444,588
Progress Energy, Inc.	5,988	289,999
Public Service Enterprise Group, Inc.	5,832	572,936
Questar Corp.	3,960	214,236
Sempra Energy	5,996	371,032
Southern Co.	17,415	674,831
TECO Energy, Inc. (c)	4,834	83,193
Xcel Energy, Inc.	9,640	217,575
		10,672,823
TOTAL COMMON STOCKS
(Cost $202,155,889)		295,053,488

SHORT TERM INVESTMENTS (e) - 1.2%
Money Market Funds - 0.4%
Northern Institutional Diversified Assets Portfolio	1,308,251	1,308,251

	PRINCIPAL
	AMOUNT	VALUE
U.S. Treasury Bills - 0.8%
2.886%, 03/13/2008	$2,000,000	$1,987,870
2.995%, 03/13/2008	250,000	248,484
TOTAL SHORT TERM INVESTMENTS
(Cost $3,545,445)		3,544,605
Total Investments (Cost $205,701,334) (b) - 98.6%		298,598,093
Northern Institutional Liquid Assets Portfolio (d) - 6.2%		18,671,468
Liabilities in Excess of Other Assets - (4.8)%		(14,448,826)
TOTAL NET ASSETS - 100.0%		$302,820,735

(a)	Non-income producing security.
(b)
For federal income tax purposes, cost is $206,330,652 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $109,451,818, and ($17,184,377), respectively, with a net appreciation / (depreciation) of $92,267,441.

(c)	All or a portion of the security is out on loan.
(d)
This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $18,257,935, $18,671,468, and $82,683, respectively.

(e)
Securities and other assets with an aggregate value of $9,232,500 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of December 31, 2007:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
S&P 500 Index (03/08)	25	($42,512)

The accompanying notes are an integral part of the financial statements.

24

Summit Mutual Funds, Inc. – Pinnacle Series
S&P 500 INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

ASSETS
Investments in securities, at value	$298,598,093
Collateral for securities loaned,
at fair value	18,671,468
Receivables:
Securities sold	8,167,607
Shares sold	41,677
Interest and dividends	454,422
Prepaid expenses and other	8,851
325,942,118
LIABILITIES
Payables:
Payable upon return of securities loaned	18,671,468
Payable for securities purchased	2,273,177
Shares redeemed	1,925,539
Variation margin	53,683
Bank overdraft	103
Advisory fees	44,478
Royalty fees	37,457
Professional fees	29,690
Fund accounting fees	29,414
Administration fees	26,216
Custodian fees	8,472
Directors’ fees	604
Other accrued expenses	21,082
23,121,383
NET ASSETS*
Paid-in capital	203,310,066
Accumulated undistributed net investment
income / (loss)	4,029,732
Accumulated net realized gain / (loss)
on investments and futures contracts	2,626,690
Net unrealized appreciation / (depreciation)
on investments and futures contracts	92,854,247
$302,820,735
Investments at cost	$205,701,334
Shares authorized ($.10 par value)	30,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$302,820,735	3,107,876	$97.44

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2007
	Percentage of ordinary distributions designated as
	qualified dividend income	100%
	Dividends received deduction for corporate shareholders	100%
	Undistributed ordinary income	$4,029,732
	Undistributed long-term gains	$3,207,788
	Unrealized appreciation	$92,224,929

STATEMENT OF OPERATIONS
For the year ended December 31, 2007

INVESTMENT INCOME
Interest	$11,393
Dividends	6,182,333
Other income	27,581
6,221,307
EXPENSES
Advisory fees	786,587
Administration fees	314,635
Fund accounting fees	72,309
Professional fees	53,118
Royalty fee	38,246
Directors’ fees	37,802
Shareholder reporting fees	31,878
Custodian fees	31,352
Transfer agent fees	17,717
Other expenses	30,648
1,414,292
Reimbursements and waivers	(187,215)
1,227,077
NET INVESTMENT INCOME / (LOSS)	4,994,230

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	6,330,458
Net realized gain / (loss) on futures contracts	67,669
6,398,127
Net change in unrealized appreciation /
(depreciation) on investments and
futures contracts	4,451,818

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	10,849,945

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS	$15,844,175

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
	Advisory	Administration	Expense	Reimbursements
	Fee	Fee	Limit(1)	and Waivers
	0.25%	0.10%	0.60%	$187,215

(1)
The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to 0.39% of the average daily net assets of the Portfolio until May 31, 2009.

The accompanying notes are an integral part of the financial statements.

25

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	S&P 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$4,994,230	$4,624,747
Net realized gain / (loss) on investments and futures	6,398,127	119,132
Net change in unrealized appreciation / (depreciation) on investments	4,451,818	37,598,822

	15,844,175	42,342,701

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(4,633,890)	(4,336,685)
Net realized gain on investments	(512,279)	—

	(5,146,169)	(4,336,685)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	20,116,509	18,021,377
Reinvestment of distributions	5,146,169	4,336,685
Payments for shares redeemed	(42,159,091)	(42,010,623)
	(16,896,413)	(19,652,561)

NET INCREASE / (DECREASE) IN NET ASSETS	(6,198,407)	18,353,455
NET ASSETS
Beginning of period	309,019,142	290,665,687

End of period	$302,820,735	$309,019,142

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$4,029,732	$3,896,516

FUND SHARE TRANSACTIONS
Sold	$104,665	206,398
Reinvestment of distributions	54,216	51,092
Redeemed	(201,690)	(484,937)

Net increase / (decrease) from fund share transactions	(42,809)	(227,447)

TOTAL COST OF PURCHASES OF:
Common Stocks	$3,942,049	$10,049,182

	$3,942,049	$10,049,182

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$13,946,992	$25,577,773

	$13,946,992	$25,577,773

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$4,804,301	$4,336,685
Long-term capital gains	341,868	—

	$5,146,169	$4,336,685

The accompanying notes are an integral part of the financial statements.

26

Summit Mutual Funds, Inc. – Pinnacle Series S&P MIDCAP 400 INDEX PORTFOLIO

Summit S&P Midcap 400 Index Portfolio Class I - Average Annual Total Return
1-Year	5-Year	Since Inception
7.38%	15.52%	9.65%

Summit S&P Midcap 400 Index Portfolio Class F - Average Annual Total Return
1-Year	5-Year	Since Inception
7.18%	5.29%	9.44%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to October 1, 2007, Class F share performance is based on Class I performance. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker Kevin P. Aug
Inception Date:	May 3, 1999
Total Net Assets:	$172.22 Million
Number of Equity Holdings:	402
Median Cap Size:	$2,606 (in millions)
Average Price-to-book Ratio:	2.42 x
Dividend Yield:	1.30%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Intuitive Surgical, Inc. Cameron International Corp. Southwestern Energy Co. Activision, Inc. Hologic, Inc. Harris Corp. Amphenol Corp. - Class A FMC Technologies, Inc. Denbury Resources, Inc. Joy Global, Inc.	1.07% 0.91% 0.82% 0.75% 0.74% 0.74% 0.71% 0.64% 0.63% 0.61%

27

Summit Mutual Funds, Inc. – Pinnacle Series S&P MIDCAP 400 INDEX PORTFOLIO

Objective – Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor’s MidCap 400 Composite Stock Index (the “Index”).

Strategy – The Summit Pinnacle S&P MidCap 400 Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers’ Comments:

For the period ended December 31, 2007, the Summit S&P MidCap 400 Index Portfolio’s (Class I) total return was 7.38% (before the impact of any product or contract-level fees). This compares to an 7.98% total return for the S&P MidCap 400 Index. The difference of 0.60% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

28

Summit Mutual Funds, Inc. – Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO	FINANCIAL HIGHLIGHTS

	Class I
	Year Ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$69.23	$66.08	$60.76	$52.62	$39.29
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.67	0.67	0.52	0.35 (5)	0.29
Net realized and unrealized gains / (losses)	4.44	5.64	6.50	7.93	13.28
Total from Investment Activities	5.11	6.31	7.02	8.28	13.57
DISTRIBUTIONS:
Net investment income	(0.66)	(0.59)	(0.33)	(0.14)	(0.24)
Net realized gains	(2.99)	(2.57)	(1.37)	—	—
Total Distributions	(3.65)	(3.16)	(1.70)	(0.14)	(0.24)
Net asset value, end of period	$70.69	$69.23	$66.08	$60.76	$52.62

Total return	7.38%	9.72%	11.94%	15.76%	34.74%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.52%	0.52%	0.54%	0.56%	0.60%
Ratio of expenses to average net assets – gross	0.52%	0.52%	0.54%	0.56%	0.67%
Ratio of net investment income / (loss) to average net assets	1.11%	1.15%	0.91%	0.68%	0.58%
Portfolio turnover rate(2)	22.63%	14.35%	19.07%	15.08%	8.54%
Net assets, end of period (000’s)	$172,221	$144,136	$127,372	$99,775	$39,944

	Class F
	Year Ended
	December 31,
	2007(3)
Net asset value, beginning of period	$73.77
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.16
Net realized and unrealized gains / (losses)	(3.27)
Total from Investment Activities	(3.11)
DISTRIBUTIONS:
Net investment income	—
Net realized gains	—
Total Distributions	—
Net asset value, end of period	$70.66

Total return	-4.21%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.71	%(4)
Ratio of expenses to average net assets – gross	0.71	%(4)
Ratio of net investment income / (loss) to average net assets	0.89	%(4)
Portfolio turnover rate(2)	22.63%
Net assets, end of period (000’s)	$1

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)	Portfolio commenced operations on October 1, 2007.
(4)	Annualized.
(5)	Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

29

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P MIDCAP 400 INDEX PORTFOLIO

DECEMBER 31, 2007
	SHARES	VALUE
COMMON STOCKS - 97.9%
Consumer Discretionary - 11.7%
99 Cents Only Stores (a) (c)	6,977	$55,537
Advance Auto Parts, Inc.	14,885	565,481
Aeropostale, Inc. (a) (c)	9,952	263,728
American Eagle Outfitters, Inc.	31,818	660,860
American Greetings Corp. - Class A (c)	8,250	167,475
AnnTaylor Stores Corp. (a)	9,123	233,184
ArvinMeritor, Inc. (c)	10,787	126,532
Barnes & Noble, Inc.	7,157	246,559
Belo Corp.	13,083	228,168
Blyth, Inc.	3,595	78,874
Bob Evans Farms, Inc. (c)	4,921	132,523
Borders Group, Inc. (c)	8,741	93,092
BorgWarner, Inc.	17,240	834,588
Boyd Gaming Corp. (c)	8,351	284,519
Brinker International, Inc.	15,646	306,036
Callaway Golf Co. (c)	9,858	171,825
Career Education Corp. (a)	13,547	340,572
Carmax, Inc. (a) (c)	32,394	639,781
CBRL Group, Inc. (c)	3,531	114,369
Charming Shoppes (a) (c)	17,345	93,836
The Cheesecake Factory, Inc. (a) (c)	10,607	251,492
Chico’s FAS, Inc. (a)	26,211	236,685
Chipotle Mexican Grill, Inc. (a) (c)	4,905	721,378
Coldwater Creek, Inc. (a) (c)	8,912	59,621
Collective Brands, Inc. (a) (c)	9,736	169,309
Corinthian Colleges, Inc. (a) (c)	12,607	194,148
DeVry, Inc.	8,907	462,808
Dick’s Sporting Goods, Inc. (a) (c)	12,374	343,502
Dollar Tree Stores, Inc. (a)	13,672	354,378
Entercom Communications Corp. (c)	3,918	53,637
Foot Locker, Inc.	22,978	313,879
Furniture Brands International, Inc. (c)	7,208	72,512
Gentex Corp. (c)	21,491	381,895
Getty Images, Inc. (a) (c)	7,081	205,349
Guess ?, Inc.	8,137	308,311
Hanesbrands, Inc. (a)	14,167	384,917
Harte-Hanks, Inc.	7,129	123,332
Hovnanian Enterprises, Inc. - Class A (a) (c)	5,455	39,112
International Speedway Corp. - Class A (c)	4,598	189,346
ITT Educational Services, Inc. (a)	4,376	373,142
John Wiley & Sons, Inc.	6,687	286,471
Lamar Advertising Co. (c)	11,799	567,178
Lear Corp. (a) (c)	11,459	316,956
Lee Enterprises, Inc. (c)	5,957	87,270
Life Time Fitness, Inc. (a) (c)	4,998	248,301
Matthews International Corp. (c)	4,625	216,774
MDC Holdings, Inc. (c)	5,180	192,333
Media General, Inc. - Class A (c)	3,360	71,400
Modine Manufacturing Co. (c)	4,818	79,545
Mohawk Industries, Inc. (a) (c)	8,232	612,461
NetFlix, Inc. (a) (c)	7,137	189,987
NVR, Inc. (a) (c)	764	400,336
O’Reilly Automotive, Inc. (a) (c)	17,103	554,650
Pacific Sunwear of California, Inc. (a) (c)	10,512	148,324
PetSmart, Inc. (c)	19,123	449,964
Phillips-Van Heusen Corp.	8,393	309,366
Regis Corp. (c)	6,553	183,222
Rent-A-Center, Inc. (a) (c)	9,948	144,445

	SHARES	VALUE
Consumer Discretionary - 11.7% (Continued)
Ross Stores, Inc.	20,136	$514,878
Ruby Tuesday, Inc. (c)	7,684	74,919
Ryland Group, Inc. (c)	6,255	172,325
Saks, Inc. (a) (c)	21,078	437,579
Scholastic Corp. (a) (c)	3,889	135,687
Scientific Games Corp. - Class A (a) (c)	9,659	321,162
Sotheby’s	9,893	376,923
Thor Industries, Inc. (c)	5,151	195,790
Timberland Co. (a) (c)	7,377	133,376
Toll Brothers, Inc. (a)	18,881	378,753
Tupperware Brands Corp.	9,159	302,522
Urban Outfitters, Inc. (a) (c)	16,792	457,750
Valassis Communications, Inc. (a) (c)	7,130	83,350
Warnaco Group, Inc. (a)	6,783	236,048
Williams-Sonoma, Inc. (c)	13,096	339,186
		20,095,523
Consumer Staples - 3.2%
Alberto-Culver Co.	12,451	305,547
BJ’s Wholesale Club, Inc. (a)	9,528	322,332
Church & Dwight, Inc. (c)	9,813	530,589
Corn Products International, Inc.	11,123	408,770
Energizer Holdings, Inc. (a)	8,537	957,254
Hansen Natural Corp. (a) (c)	8,916	394,890
Hormel Foods Corp.	10,755	435,362
The JM Smucker Co.	8,554	440,018
Lancaster Colony Corp. (c)	3,201	127,080
NBTY, Inc. (a)	8,343	228,598
PepsiAmericas, Inc.	8,900	296,548
Ruddick Corp. (c)	5,534	191,864
Smithfield Foods, Inc. (a) (c)	17,366	502,225
Tootsie Roll Industries, Inc. (c)	4,012	110,009
Universal Corp. (c)	4,065	208,209
		5,459,295
Energy - 9.6%
Arch Coal, Inc. (c)	21,273	955,796
Bill Barrett Corp. (a) (c)	5,011	209,811
Cameron International Corp. (a)	32,510	1,564,706
Cimarex Energy Co. (c)	12,260	521,418
Denbury Resources, Inc. (a)	36,331	1,080,847
Encore Acquisition Co. (a) (c)	8,066	269,162
Exterran Holdings, Inc. (a) (c)	9,776	799,677
FMC Technologies, Inc. (a)	19,336	1,096,351
Forest Oil Corp. (a)	12,951	658,429
Frontier Oil Corp.	15,674	636,051
Grant Prideco, Inc. (a)	18,883	1,048,195
Helmerich & Payne, Inc. (c)	15,388	616,597
Newfield Exploration Co. (a)	19,457	1,025,384
Overseas Shipholding Group, Inc. (c)	4,300	320,049
Patterson-UTI Energy, Inc.	23,042	449,780
Pioneer Natural Resources Co.	17,763	867,545
Plains Exploration & Production Co. (a)	17,065	921,510
Pride International, Inc. (a)	24,816	841,262
Quicksilver Resources, Inc. (a) (c)	7,642	455,387
Southwestern Energy Co. (a) (c)	25,365	1,413,338
Superior Energy Services (a) (c)	11,968	411,939
Tidewater, Inc. (c)	8,163	447,822
		16,611,056

The accompanying notes are an integral part of the financial statements.

30

Summit Mutual Funds, Inc. – Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Financials - 15.1%
Alexandria Real Estate Equities, Inc.	4,738	$481,712
AMB Property Corp.	14,725	847,571
American Financial Group, Inc.	10,807	312,106
AmeriCredit Corp. (a) (c)	16,981	217,187
Arthur J. Gallagher & Co. (c)	13,962	337,741
Associated Banc-Corp	18,901	512,028
Astoria Financial Corp.	12,138	282,451
Bank of Hawaii Corp. (c)	7,288	372,708
BRE Properties (c)	7,547	305,880
Brown & Brown, Inc. (c)	16,969	398,771
Camden Property Trust	8,259	397,671
Cathay General Bancorp (c)	7,410	196,291
City National Corp.	6,013	358,074
The Colonial BancGroup, Inc. (c)	23,409	316,958
Commerce Group, Inc. (c)	6,434	231,495
Cousins Properties, Inc. (c)	5,557	122,810
Cullen/Frost Bankers, Inc.	8,702	440,843
Duke Realty Corp.	21,649	564,606
Eaton Vance Corp.	18,390	835,090
Equity One, Inc. (c)	5,488	126,389
Everest Re Group Ltd.	9,394	943,158
Federal Realty Investment Trust	8,417	691,457
Fidelity National Financial, Inc. - Class A	32,080	468,689
First American Corp.	13,624	464,851
First Community Bancorp, Inc. (c)	3,746	154,485
First Niagara Financial Group, Inc. (c)	15,688	188,883
FirstMerit Corp. (c)	11,967	239,460
The Hanover Insurance Group Inc	7,725	353,805
HCC Insurance Holdings, Inc.	17,078	489,797
Health Care REIT, Inc. (c)	12,631	564,479
Highwoods Properties, Inc. (c)	8,495	249,583
Horace Mann Educators Corp.	6,445	122,068
Hospitality Properties Trust	13,955	449,630
IndyMac Bancorp, Inc. (c)	11,963	71,180
Jefferies Group, Inc.	16,611	382,884
Jones Lang LaSalle, Inc. (c)	5,506	391,807
Liberty Property Trust (c)	13,610	392,104
The Macerich Co.	10,781	766,098
Mack-Cali Realty Corp.	10,100	343,400
Mercury General Corp.	5,299	263,943
Nationwide Health Properties, Inc. (c)	13,813	433,314
New York Community Bancorp, Inc. (c)	48,099	845,580
Old Republic International Corp.	34,290	528,409
The PMI Group, Inc. (c)	12,066	160,236
Potlatch Corp. (c)	5,827	258,952
Protective Life Corp.	10,426	427,675
Radian Group, Inc. (c)	11,929	139,331
Raymond James Financial, Inc.	14,101	460,539
Rayonier, Inc. (c)	11,610	548,456
Realty Income Corp. (c)	15,028	406,057
Regency Centers Corp.	10,350	667,471
SEI Investments Co.	18,776	604,024
Stancorp Financial Group, Inc.	7,360	370,797
SVB Financial Group (a) (c)	4,935	248,724
Synovus Financial Corp. (a)	50,400	530,722
TCF Financial Corp.	16,202	290,502
UDR, Inc. (c)	19,953	396,067
Unitrin, Inc.	7,702	369,619

	SHARES	VALUE
Financials - 15.1% (Continued)
Waddell & Reed Financial, Inc. (c)	12,409	$447,841
Washington Federal, Inc. (c)	13,020	274,852
Webster Financial Corp. (c)	7,950	254,161
Weingarten Realty Investors (c)	11,259	353,983
Westamerica Bancorporation (c)	4,363	194,372
Wilmington Trust Corp.	10,220	359,744
WR Berkley Corp.	23,957	714,158
		25,935,729
Health Care - 12.9%
Advanced Medical Optics, Inc. (a) (c)	8,995	220,647
Affymetrix, Inc. (a) (c)	10,260	237,416
Apria Healthcare Group, Inc. (a)	6,501	140,227
Beckman Coulter, Inc.	9,324	678,787
Cephalon, Inc. (a)	9,969	715,375
Cerner Corp. (a) (c)	9,865	556,386
Charles River Laboratories International, Inc. (a)	10,095	664,251
Community Health Systems, Inc. (a) (c)	14,209	523,744
Covance, Inc. (a)	9,501	822,977
Dentsply International, Inc.	22,521	1,013,895
Edwards Lifesciences Corp. (a) (c)	8,428	387,604
Endo Pharmaceuticals Holdings, Inc. (a)	19,934	531,640
Gen-Probe, Inc. (a)	8,001	503,503
Health Management Associates, Inc. - Class A	36,069	215,693
Health Net, Inc. (a)	16,398	792,023
Henry Schein, Inc. (a)	13,308	817,111
Hillenbrand Industries, Inc.	9,214	513,496
Hologic, Inc. (a) (c)	18,630	1,278,763
Intuitive Surgical, Inc. (a)	5,687	1,845,431
Invitrogen Corp. (a)	6,924	646,771
Kindred Healthcare, Inc. (a) (c)	4,439	110,886
Kinetic Concepts, Inc. (a)	8,039	430,569
LifePoint Hospitals, Inc. (a) (c)	8,639	256,924
Lincare Holdings, Inc. (a) (c)	11,916	418,967
Medicis Pharmaceutical Corp. (c)	8,359	217,083
Millennium Pharmaceuticals, Inc. (a) (c)	48,022	719,370
Omnicare, Inc. (c)	18,064	412,040
Par Pharmaceutical Companies, Inc. (a) (c)	5,027	120,648
PDL BioPharma, Inc. (a) (c)	17,406	304,953
Perrigo Co. (c)	11,528	403,595
Pharmaceutical Product Development, Inc.	15,575	628,763
Psychiatric Solutions, Inc. (a) (c)	8,180	265,850
Resmed, Inc. (a) (c)	11,494	603,780
Sepracor, Inc. (a)	16,609	435,986
Service Corp. International	42,823	601,663
STERIS Corp.	9,426	271,846
Techne Corp. (a)	5,882	388,506
Universal Health Services, Inc.	8,012	410,214
Valeant Pharmaceuticals International (a) (c)	13,535	162,014
Varian, Inc. (a)	4,525	295,482
VCA Antech, Inc. (a)	12,534	554,379
Ventana Medical Systems, Inc. (a)	4,424	385,906
Vertex Pharmaceuticals, Inc. (a) (c)	19,672	456,981
WellCare Health Plans, Inc. (a)	6,197	262,815
		22,224,960

The accompanying notes are an integral part of the financial statements.

31

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P MIDCAP 400 INDEX PORTFOLIO

	SHARES	VALUE
Industrials - 15.5%
AGCO Corp. (a) (c)	13,607	$925,004
Airtran Holdings, Inc. (a) (c)	13,649	97,727
Alaska Air Group, Inc. (a) (c)	5,994	149,910
Alexander & Baldwin, Inc.	6,373	329,229
Alliant Techsystems, Inc. (a) (c)	4,865	553,442
Ametek, Inc. (c)	15,871	743,398
Avis Budget Group, Inc. (a)	15,432	200,616
BE Aerospace, Inc. (a)	13,760	727,904
The Brink’s Co. (c)	7,209	430,666
Carlisle Companies., Inc.	9,229	341,750
ChoicePoint, Inc. (a)	10,632	387,217
Con-way Inc.	6,715	278,941
Copart, Inc. (a)	10,466	445,328
Corporate Executive Board Co. (c)	5,278	317,208
Crane Co.	7,595	325,825
Deluxe Corp.	7,753	254,996
Donaldson Co, Inc.	10,588	491,071
DRS Technologies, Inc. (c)	6,131	332,729
Dun & Bradstreet Corp.	8,622	764,168
Fastenal Co. (c)	18,749	757,835
Federal Signal Corp. (c)	7,122	79,909
Flowserve Corp.	8,499	817,604
GATX Corp.	7,124	261,308
Graco, Inc. (c)	9,348	348,306
Granite Construction, Inc. (c)	5,236	189,438
Harsco Corp.	12,538	803,310
Herman Miller, Inc. (c)	9,084	294,231
HNI Corp. (c)	6,840	239,810
Hubbell, Inc. - Class B	8,625	445,050
IDEX Corp.	12,116	437,751
JB Hunt Transport Services, Inc. (c)	13,012	358,481
JetBlue Airways Corp. (a) (c)	26,794	158,085
Joy Global, Inc.	16,067	1,057,530
Kansas City Southern (a) (c)	11,440	392,735
KBR, Inc. (a)	25,182	977,062
Kelly Services, Inc. (c)	3,445	64,284
Kennametal, Inc.	11,588	438,722
Korn/Ferry International (a) (c)	6,940	130,611
Lincoln Electric Holdings, Inc.	6,408	456,121
Manpower, Inc.	12,048	685,531
Mine Safety Appliances Co. (c)	4,347	225,479
MSC Industrial Direct Co., Inc. Class A	7,068	286,042
Navigant Consulting, Inc. (a) (c)	6,792	92,847
Nordson Corp. (c)	5,018	290,843
Oshkosh Truck Corp.	11,033	521,420
Pentair, Inc. (c)	14,805	515,362
Quanta Services, Inc. (a)	25,444	667,651
Republic Services, Inc.	23,894	749,077
Rollins, Inc. (c)	6,323	121,402
Roper Industries, Inc.	13,134	821,400
SPX Corp.	7,787	800,893
Stericycle, Inc. (a)	12,917	767,270
Strayer Education, Inc.	2,156	367,770
Teleflex, Inc.	5,870	369,869
Thomas & Betts Corp. (a)	7,588	372,115
Timken Co.	14,246	467,981
Trinity Industries, Inc. (c)	12,121	336,479

	SHARES	VALUE
Industrials - 15.5% (Continued)
United Rentals, Inc. (a) (c)	11,214	$205,889
URS Corp. (a)	11,863	644,517
Werner Enterprises, Inc. (c)	6,713	114,322
Westinghouse Air Brake Technologies Corp.	7,255	249,862
YRC Worldwide, Inc. (a) (c)	8,422	143,932
		26,623,265
Information Technology - 14.6%
3Com Corp. (a)	58,949	266,449
ACI Worldwide, Inc. (a) (c)	5,315	101,198
Activision, Inc. (a)	43,299	1,285,980
Acxiom Corp.	10,594	124,268
ADC Telecommunications, Inc. (a) (c)	17,465	271,581
Adtran, Inc. (c)	8,690	185,792
Advent Software, Inc. (a) (c)	2,660	143,906
Alliance Data Systems Corp. (a) (c)	11,705	877,758
Amphenol Corp. - Class A	26,503	1,228,944
Arrow Electronics, Inc. (a)	18,266	717,488
Atmel Corp. (a)	66,905	289,030
Avnet, Inc. (a)	22,333	780,985
Avocent Corp. (a) (c)	7,438	173,380
Broadridge Financial Solutions, Inc.	20,741	465,221
Cadence Design Systems, Inc. (a)	39,979	680,043
CommScope, Inc. (a) (c)	10,545	518,921
Cree, Inc. (a) (c)	12,699	348,842
CSG Systems International, Inc. (a) (c)	5,278	77,692
Cypress Semiconductor Corp. (a)	23,674	852,974
Diebold, Inc.	9,776	283,308
Digital River, Inc. (a) (c)	6,010	198,751
DST Systems, Inc. (a) (c)	7,674	633,489
Dycom Industries, Inc. (a) (c)	6,091	162,325
F5 Networks, Inc. (a)	12,627	360,122
Fair Isaac Corp. (c)	7,478	240,418
Fairchild Semiconductor International, Inc. (a)	18,493	266,854
Foundry Networks, Inc. (a)	22,342	391,432
Gartner, Inc. - Class A (a) (c)	10,242	179,850
Global Payments, Inc.	11,733	545,819
Harris Corp.	20,374	1,277,042
Imation Corp. (c)	4,848	101,808
Ingram Micro, Inc. (a)	21,810	393,452
Integrated Device Technology, Inc. (a)	28,285	319,903
International Rectifier Corp. (a)	10,778	366,129
Intersil Corp. - Class A	19,467	476,552
Jack Henry & Associates, Inc. (c)	11,708	284,973
Kemet Corp. (a) (c)	12,481	82,749
Lam Research Corp. (a)	20,081	868,102
Macrovision Corp. (a) (c)	7,882	144,477
McAfee, Inc. (a)	23,671	887,663
Mentor Graphics Corp. (a) (c)	13,350	143,913
Metavante Technologies, Inc. (c)	12,756	297,470
MoneyGram International, Inc. (c)	12,292	188,928
MPS Group, Inc. (a)	14,962	163,684
National Instruments Corp. (c)	8,524	284,105
NCR Corp. (a)	26,903	675,265
Neustar, Inc. (a) (c)	11,434	327,927
Palm, Inc. (c)	15,583	98,796
Parametric Technology Corp. (a)	17,240	307,734

The accompanying notes are an integral part of the financial statements.

32

Summit Mutual Funds, Inc. – Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Information Technology - 14.6% (Continued)
Plantronics, Inc. (c)	7,228	$187,928
Polycom, Inc. (a) (c)	13,496	374,919
RF Micro Devices, Inc. (a) (c)	43,089	246,038
Semtech Corp. (a)	9,552	148,247
Silicon Laboratories, Inc. (a)	8,195	306,739
SRA International, Inc. - Class A (a) (c)	6,333	186,507
Sybase, Inc. (a) (c)	13,333	347,858
Synopsys, Inc. (a)	21,549	558,766
Tech Data Corp. (a)	8,245	311,001
TriQuint Semiconductor, Inc. (a) (c)	21,049	139,555
Valueclick, Inc. (a)	14,591	319,543
Vishay Intertechnology, Inc. (a)	27,506	313,843
Western Digital Corp. (a)	32,726	988,652
Wind River Systems, Inc. (a) (c)	11,430	102,070
Zebra Technologies Corp. - Class A (a)	10,109	350,782
		25,225,940
Materials - 6.9%
Airgas, Inc.	12,228	637,201
Albemarle Corp.	11,828	487,905
Cabot Corp.	9,711	323,765
Carpenter Technology Corp.	7,305	549,117
CF Industries Holdings, Inc.	7,146	786,489
Chemtura Corp.	35,854	279,661
Cleveland-Cliffs, Inc. (c)	6,223	627,278
Commercial Metals Co.	17,642	519,557
Cytec Industries, Inc.	6,257	385,306
Ferro Corp. (c)	6,477	134,268
FMC Corp.	11,244	613,360
Louisiana-Pacific Corp. (c)	15,389	210,521
Lubrizol Corp.	10,198	552,324
Martin Marietta Materials, Inc. (c)	6,221	824,905
Minerals Technologies, Inc. (c)	2,862	191,611
Olin Corp. (c)	11,022	213,055
Packaging Corp. of America	13,814	389,555
Reliance Steel & Aluminum Co.	9,676	524,439
RPM International, Inc.	18,053	366,476
The Scotts Miracle-Gro Co. - Class A	6,590	246,598
Sensient Technologies Corp.	6,992	197,734
Sonoco Products Co.	14,791	483,370
Steel Dynamics, Inc.	14,354	855,068
Temple-Inland, Inc.	16,048	334,601
Terra Industries, Inc. (a) (c)	13,800	659,088
Valspar Corp.	14,959	337,176
Vulcan Materials Co. (c)	739	58,361
Worthington Industries (c)	9,780	174,866
		11,963,655
Telecommunication Services - 0.7%
Cincinnati Bell, Inc. (a) (c)	36,958	175,551
Telephone & Data Systems, Inc. (c)	15,792	988,579
		1,164,130
Utilities - 7.7%
AGL Resources, Inc.	11,385	428,531
Alliant Energy Corp.	16,416	667,967
Aqua America, Inc. (c)	19,824	420,269
Aquila, Inc. (a)	55,874	208,410

	SHARES	VALUE
Utilities - 7.7% (Continued)
Black Hills Corp. (c)	5,612	$247,489
DPL, Inc. (c)	16,878	500,433
Energen Corp.	10,675	685,655
Energy East Corp. (c)	23,534	640,360
Equitable Resources, Inc.	18,103	964,528
Great Plains Energy, Inc. (c)	12,821	375,912
Hawaiian Electric Industries, Inc. (c)	12,348	281,164
Idacorp, Inc. (c)	6,691	235,657
MDU Resources Group, Inc.	27,109	748,480
National Fuel Gas Co. (c)	12,412	579,392
Northeast Utilities	23,039	721,351
NSTAR	15,893	575,644
OGE Energy Corp. (c)	13,643	495,105
Oneok, Inc.	15,419	690,309
PNM Resources, Inc.	11,411	244,766
Puget Energy, Inc.	17,410	477,556
SCANA Corp.	17,340	730,881
Sierra Pacific Resources	34,757	590,174
Vectren Corp. (c)	11,381	330,163
Westar Energy, Inc.	13,731	356,182
WGL Holdings, Inc. (c)	7,354	240,917
Wisconsin Energy Corp.	17,389	847,018
		13,284,313
TOTAL COMMON STOCKS
(Cost $145,849,315)		168,587,866

UNIT INVESTMENT TRUSTS - 0.3%
Midcap SPDR Trust Series 1	3,795	588,605
TOTAL UNIT INVESTMENT TRUSTS
(Cost $559,573)		588,605
SHORT TERM INVESTMENTS (e) - 15.3%
Money Market Funds - 14.4%
Northern Institutional Diversified Assets Portfolio	24,805,988	24,805,988

	PRINCIPAL
	AMOUNT	VALUE
U.S. Treasury Bills - 0.9%
2.995%, 03/13/2008	$1,500,000	$1,490,902
TOTAL SHORT TERM INVESTMENTS
(Cost $26,297,070)		26,296,890
Total Investments
(Cost $172,705,958) (b) - 113.5%		195,473,361
Northern Institutional Liquid Assets Portfolio (d) - 26.1%		44,948,526
Liabilities in Excess of Other Assets - (39.6)%		(68,200,142)
TOTAL NET ASSETS - 100.0%		$172,221,745

The accompanying notes are an integral part of the financial statements.

33

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P MIDCAP 400 INDEX PORTFOLIO

ADR American Depository Receipt
(a)	Non-income producing security.
(b)
For federal income tax purposes, cost is $173,511,589 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $38,354,356, and ($16,392,584), respectively, with a net appreciation / (depreciation) of $21,961,772.

(c)	All or a portion of the security is out on loan.
(d)
This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $43,598,743, $44,948,526, and $193,271, respectively.

(e)
Securities and other assets with an aggregate value of $3,891,600 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of December 31, 2007:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
S&P MidCap 400 Index Mini (03/08)	10	$8,900
S&P MidCap 400 Index (03/08)	7	$15,944

The accompanying notes are an integral part of the financial statements.

34

Summit Mutual Funds, Inc. – Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007
ASSETS
Investments in securities, at value	$195,473,361
Collateral for securities loaned,
at fair value	44,948,526
Receivables:
Securities sold	1,194,763
Shares sold	31,211
Interest and dividends	108,964
Prepaid expenses and other	4,140
241,760,965
LIABILITIES
Payables:
Payable upon return of securities loaned	44,948,526
Investment securities purchased	23,264,072
Shares redeemed	1,177,480
Variation margin	15,292
Bank overdraft	284
Advisory fees	38,970
Professional fees	22,863
Royalty fees	20,667
Fund accounting fees	18,258
Administration fees	12,990
Custodian fees	5,437
Directors’ fees	300
Other accrued expenses	14,081
69,539,220
NET ASSETS*
Paid-in capital	137,057,216
Accumulated undistributed net investment
income / (loss)	1,390,505
Accumulated net realized gain / (loss)
on investments and futures contracts	10,981,727
Net unrealized appreciation / (depreciation)
on investments and futures contracts	22,792,297
$172,221,745
Investments at cost	$172,705,958
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class F ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$172,220,787	2,436,317	$70.69
Class F	$958	14	$70.66	**

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2007
	Percentage of ordinary distributions designated as
	qualified dividend income	99.30%
	Dividends received deduction for corporate shareholders	99.30%
	Undistributed ordinary income	$1,842,763
	Undistributed long-term gains	$11,360,050
	Unrealized appreciation	$21,986,665
**	NAV does not recalculate due to fractional shares outstanding.

STATEMENT OF OPERATIONS
For the year ended December 31, 2007

INVESTMENT INCOME
Interest	$78,504
Dividends	2,405,384
Other income	78,737
2,562,625
EXPENSES
Advisory fees	470,036
Administration fees	156,679
Fund accounting fees	44,816
Professional fees	35,710
Custodian fees	22,926
Royalty fee	20,971
Directors’ fees	19,832
Transfer agent fees	17,210
Shareholder reporting fees	15,810
Other expenses	14,483
818,473
NET INVESTMENT INCOME / (LOSS)	1,744,152

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	11,945,283
Net realized gain / (loss) on futures contracts	(306,568)
11,638,715
Net change in unrealized appreciation /
(depreciation) on investments and
futures contracts	(2,909,832)

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	8,728,883

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$10,473,035

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Class I Expense	Class F Expense
Fee	Fee	Limit	Limit
0.30%	0.10%	0.60%	0.80%

The accompanying notes are an integral part of the financial statements.

35

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	S&P MIDCAP 400 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$1,744,152	$1,588,558
Net realized gain / (loss) on investments and futures	11,638,715	6,115,602
Net change in unrealized appreciation / (depreciation) on investments
and futures contracts	(2,909,832)	4,849,289
	10,473,035	12,553,449
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(1,394,203)	(1,159,032)
Net realized gain on investments	(6,306,003)	(5,058,592)
Class F(1)
Net investment income	—	—
Net realized gain on investments	—	—
	(7,700,206)	(6,217,624)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	45,386,539	20,986,992
Reinvestment of distributions	7,700,206	6,217,624
Payments for shares redeemed	(27,774,480)	(16,776,702)
	25,312,265	10,427,914
Class F(1)
Proceeds from shares sold	1,000	—
Reinvestment of distributions	—	—
Payments for shares redeemed	—	—
	1,000	—
NET INCREASE / (DECREASE) IN NET ASSETS	28,086,094	16,763,739
NET ASSETS
Beginning of period	144,135,651	127,371,912
End of period	$172,221,745	$144,135,651
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$1,390,505	$1,172,500

FUND SHARE TRANSACTIONS Class I
Sold	634,589	313,433
Reinvestment of distributions	108,791	92,870
Redeemed	(388,957)	(251,818)
Net increase / (decrease) from fund share transactions	354,423	154,485
FUND SHARE TRANSACTIONS Class F(1)
Sold	14	—
Reinvestment of distributions	—	—
Redeemed	—	—
Net increase / (decrease) from fund share transactions	14	—

TOTAL COST OF PURCHASES OF:
Common Stocks	$55,478,608	$24,438,495
	$55,478,608	$24,438,495
TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$34,538,691	$19,118,277
	$34,538,691	$19,118,277

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income**	$1,689,413	$1,810,900
Long-term capital gains	6,010,793	4,406,724
	$7,700,206	$6,217,624

(1) Class F Shares have been offered since 10/1/07.
** The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) is 18.25%

The accompanying notes are an integral part of the financial statements.

36

Summit Mutual Funds, Inc. – Pinnacle Series BALANCED INDEX PORTFOLIO

Summit Balanced Index Portfolio - Average Annual Total Return
1-Year	5-Year	10-Year
7.02%	9.16%	3.68%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker Kevin P. Aug
Inception Date:	May 3, 1999
Total Net Assets:	$25.99 Million
Number of Equity Holdings:	500
Median Cap Size:	$13,043 (in millions)
Average Price-to-book Ratio:	2.77 x
Dividend Yield:	1.97%
Number of Fixed Income Holdings:	39
Effective Duration	4.23 years
Average Maturity	11.74 years
Average Credit Quality	Aaa/AAA
Current Yield	5.09%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Exxon Mobil Corp. General Electric Co. Microsoft Corp. AT&T, Inc. Procter & Gamble Co. Chevron Corp. Johnson & Johnson Bank of America Corp. Apple, Inc. Cisco Systems, Inc.	2.34% 1.70% 1.30% 1.14% 1.03% 0.89% 0.88% 0.83% 0.78% 0.75%

37

Summit Mutual Funds, Inc. – Pinnacle Series BALANCED INDEX PORTFOLIO

Objective – Seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index (the “Bond Index”).

Strategy – The Summit Pinnacle Balanced Index Portfolio (the “Portfolio”) will invest approximately 60% of its net assets in a portfolio of stocks included in the Index and in futures of the Index, and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Bond Index.

Managers’ Comments:
For the period ended December 31, 2007, the Summit Balanced Index Portfolio’s total return was 7.02% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 6.22% total return for the Balanced Index (a hypothetical index composed of 60% of the S&P 500 Index and 40% of the Lehman Aggregate Bond Index, which had total returns of 5.49% and 6.97%, respectively). The difference of 0.80% is referred to as “tracking error” and is attributed to a number of factors, including the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. Other factors include the timing and size of cash flows into and out of the Portfolio and related holdings of cash and cash equivalents; brokers’ commissions or other trading costs; holding security positions in amounts that are different than the weightings in the Index; and maintaining stock and bond portfolio holdings in a ratio different from the 60%/40% default ratio, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented. The primary reasons for the positive variance to the Balanced Index were: a slight overweighting to equities during the first half of 2007 when equities out performed fixed income securities; the recognition of certain litigation settlements from past corporate bond holdings; and holding only a sample of the Lehman Index versus a complete replication of the Index.

38

Summit Mutual Funds, Inc. – Pinnacle Series
BALANCED INDEX PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of capital stock outstanding throughout the period.

	Year Ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$49.58	$45.74	$45.55	$43.05	$37.50
INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.33	1.16	1.07	0.95 (2)	0.95
Net realized and unrealized gains / (losses)	2.12	3.80	0.28	2.27	5.57
Total from Investment Activities	3.45	4.96	1.35	3.22	6.52

DISTRIBUTIONS:
Net investment income	(1.41)	(1.12)	(1.16)	(0.72)	(0.97)
Total Distributions	(1.41)	(1.12)	(1.16)	(0.72)	(0.97)
Net asset value, end of period	$51.62	$49.58	$45.74	$45.55	$43.05

Total return	7.02%	11.02%	3.04%	7.59%	17.70%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets – gross	0.69%	0.69%	0.70%	0.71%	1.01%
Ratio of net investment income / (loss) to average net assets	2.47%	2.36%	2.25%	2.23%	2.31%
Portfolio turnover rate	15.11%	21.19%	3.85%	21.20%	25.45%
Net assets, end of period (000’s)	$25,993	$28,784	$29,316	$33,356	$11,667

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2) Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

39

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	BALANCED INDEX PORTFOLIO

DECEMBER 31, 2007
	SHARES	VALUE
COMMON STOCKS - 58.8%
Consumer Discretionary - 5.1%
Abercrombie & Fitch Co. - Class A	120	$9,596
Amazon.Com, Inc. (a)	361	33,443
Apollo Group, Inc. (a)	185	12,978
AutoNation, Inc. (a)	203	3,179
Autozone, Inc. (a) (d)	56	6,715
Bed Bath & Beyond, Inc. (a)	318	9,346
Best Buy Co., Inc.	470	24,746
Big Lots, Inc. (a)	137	2,191
Black & Decker Corp.	82	5,711
Brunswick Corp.	105	1,790
Carnival Corp.	514	22,868
CBS Corporation	851	23,190
Centex Corp. (d)	157	3,966
Circuit City Stores, Inc. (d)	161	676
Clear Channel Communications, Inc.	576	19,884
Coach, Inc. (a)	431	13,180
Comcast Corp. - Class A (a)	3,607	65,864
D.R. Horton, Inc.	341	4,491
Darden Restaurants, Inc.	165	4,572
Dillard’s, Inc. - Class A (d)	71	1,333
The DIRECTV Group, Inc. (a)	895	20,692
E.W. Scripps Co.	130	5,851
Eastman Kodak Co. (d)	359	7,851
Expedia, Inc. (a)	240	7,589
Family Dollar Stores, Inc.	175	3,365
Ford Motor Co. (a) (d)	2,410	16,219
Fortune Brands, Inc.	190	13,748
GameStop Corp. (a) (d)	180	11,180
Gannett Co., Inc.	273	10,647
The Gap, Inc.	615	13,087
General Motors Corp. (d)	656	16,328
Genuine Parts Co.	198	9,167
The Goodyear Tire & Rubber Co. (a)	263	7,422
H&R Block, Inc.	375	6,964
Harley-Davidson, Inc.	299	13,966
Harman International Industries, Inc.	77	5,676
Harrah’s Entertainment, Inc.	217	19,259
Hasbro, Inc.	217	5,551
Home Depot, Inc.	1,992	53,665
IAC/InterActiveCorp (a)	254	6,838
International Game Technology	386	16,957
Interpublic Group of Companies, Inc. (a) (d)	544	4,412
J.C. Penney Co., Inc.	261	11,481
Johnson Controls, Inc.	687	24,759
Jones Apparel Group, Inc. (d)	136	2,175
KB Home	90	1,944
Kohl’s Corp. (a)	375	17,175
Leggett & Platt, Inc.	221	3,854
Lennar Corp. (d)	162	2,898
Limited Brands, Inc.	398	7,534
Liz Claiborne, Inc. (d)	129	2,625
Lowe’s Companies, Inc.	1,746	39,495
Macys, Inc.	534	13,815
Marriott International, Inc. - Class A	381	13,023
Mattel, Inc.	457	8,701
McDonald’s Corp.	1,385	81,590

	SHARES	VALUE
Consumer Discretionary - 5.1% (Continued)
The McGraw-Hill Cos., Inc.	399	$17,480
Meredith Corp.	70	3,849
The New York Times Co. - Class A (d)	191	3,348
Newell Rubbermaid, Inc.	346	8,954
News Corp. - Class A	2,702	55,364
Nike, Inc. - Class B	471	30,257
Nordstrom, Inc. (d)	261	9,587
Office Depot, Inc. (a)	321	4,465
OfficeMax, Inc.	118	2,438
Omnicom Group, Inc.	418	19,868
Polo Ralph Lauren Corp. (d)	85	5,252
Pulte Homes, Inc. (d)	265	2,793
RadioShack Corp.	170	2,866
Sears Holdings Corp. (a) (d)	89	9,082
The Sherwin-Williams Co.	140	8,126
Snap-On, Inc.	97	4,679
The Stanley Works	121	5,866
Staples, Inc.	830	19,148
Starbucks Corp. (a)	860	17,604
Starwood Hotels & Resorts Worldwide, Inc.	268	11,800
Target Corp.	988	49,400
Tiffany & Co. (d)	183	8,424
Time Warner, Inc.	4,391	72,495
TJX Companies, Inc.	528	15,169
VF Corp.	104	7,141
Viacom, Inc. - Class B (a)	800	35,136
The Walt Disney Co.	2,299	74,212
The Washington Post Co. - Class B	6	4,749
Wendy’s International, Inc.	109	2,817
Whirlpool Corp.	92	7,510
Wyndham Worldwide Corp.	236	5,560
Yum! Brands, Inc.	609	23,306
		1,325,967
Consumer Staples - 6.0%
Altria Group, Inc.	2,484	187,741
Anheuser-Busch Companies, Inc.	882	46,164
Archer-Daniels-Midland Co.	758	35,194
Avon Products, Inc.	510	20,160
Brown-Forman Corp. - Class B	92	6,818
Campbell Soup Co.	276	9,861
Clorox Co.	163	10,623
The Coca-Cola Co.	2,331	143,053
Coca-Cola Enterprises, Inc.	324	8,434
Colgate-Palmolive Co.	594	46,308
ConAgra Foods, Inc.	579	13,774
Constellation Brands, Inc. - Class A (a)	225	5,319
Costco Wholesale Corp.	519	36,205
CVS Caremark Corp.	1,791	71,192
Dean Foods Co.	151	3,905
The Estee Lauder Companies, Inc.	137	5,975
General Mills, Inc.	402	22,914
The Hershey Co.	216	8,510
HJ Heinz Co.	377	17,598
Kellogg Co.	291	15,257
Kimberly-Clark Corp.	495	34,323
Kraft Foods, Inc.	1,862	60,757

The accompanying notes are an integral part of the financial statements.

40

Summit Mutual Funds, Inc. – Pinnacle Series
BALANCED INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Consumer Staples - 6.0% (Continued)
The Kroger Co.	822	$21,956
McCormick & Co., Inc.	163	6,179
Molson Coors Brewing Co. - Class B	160	8,259
Pepsi Bottling Group, Inc.	180	7,103
PepsiCo, Inc.	1,890	143,451
Procter & Gamble Co.	3,654	268,277
Reynolds American, Inc. (d)	227	14,973
Safeway, Inc.	513	17,550
Sara Lee Corp.	853	13,699
Supervalu, Inc.	259	9,718
Sysco Corp.	717	22,378
Tyson Foods, Inc. - Class A	315	4,829
UST, Inc. (d)	186	10,193
Walgreen Co.	1,162	44,249
Wal-Mart Stores, Inc.	2,813	133,702
Whole Foods Market, Inc. (d)	164	6,691
WM Wrigley Jr. Co.	272	15,926
		1,559,218
Energy - 7.5%
Anadarko Petroleum Corp.	539	35,407
Apache Corp.	385	41,403
Baker Hughes, Inc.	372	30,169
BJ Services Co.	340	8,248
Chesapeake Energy Corp.	476	18,659
Chevron Corp.	2,492	232,578
ConocoPhillips	1,895	167,329
Consol Energy, Inc.	228	16,307
Devon Energy Corp.	516	45,878
El Paso Corp. (d)	813	14,016
ENSCO International, Inc.	173	10,314
EOG Resources, Inc.	305	27,221
Exxon Mobil Corp.	6,483	607,392
Halliburton Co.	1,061	40,223
Hess Corp.	319	32,174
Marathon Oil Corp.	796	48,445
Murphy Oil Corp.	219	18,580
Nabors Industries Ltd. (a)	348	9,532
National Oilwell Varco, Inc. (a)	412	30,266
Noble Energy, Inc.	200	15,904
Noble Corp.	336	18,987
Occidental Petroleum Corp.	968	74,526
Peabody Energy Corp.	308	18,985
Range Resources Corp. (d)	180	9,245
Rowan Companies, Inc. (d)	129	5,090
Schlumberger Ltd.	1,406	138,308
Smith International, Inc.	233	17,207
Spectra Energy Corp.	733	18,926
Sunoco, Inc.	142	10,287
Tesoro Corp.	160	7,632
Transocean, Inc. (a)	371	53,109
Valero Energy Corp.	637	44,609
Weatherford International Ltd. (a)	392	26,891
Williams Companies, Inc.	695	24,867
XTO Energy, Inc.	556	28,569
		1,947,283

	SHARES	VALUE
Financials - 10.3%
ACE Ltd.	378	$23,353
Aflac, Inc.	568	35,574
The Allstate Corp.	705	36,822
AMBAC Financial Group, Inc. (d)	128	3,299
American Capital Strategies Ltd. (d)	230	7,581
American Express Co.	1,379	71,736
American International Group, Inc.	3,008	175,366
Ameriprise Financial, Inc.	298	16,423
AON Corp.	341	16,262
Apartment Investment & Management Co. (d)	113	3,924
Assurant, Inc.	130	8,697
AvalonBay Communities, Inc.	100	9,414
Bank of America Corp.	5,235	215,996
The Bank Of New York Mellon Corp.	1,310	63,876
BB&T Corp.	630	19,322
The Bear Stearns Companies, Inc. (d)	139	12,267
Boston Properties, Inc.	140	12,853
Capital One Financial Corp.	480	22,685
CB Richard Ellis Group, Inc. (a) (d)	250	5,387
The Charles Schwab Corp.	1,095	27,977
Chubb Corp.	466	25,434
Cincinnati Financial Corp.	200	7,908
CIT Group, Inc.	242	5,815
Citigroup, Inc.	5,869	172,783
CME Group, Inc.	63	43,218
Comerica, Inc.	197	8,575
Commerce Bancorp, Inc.	222	8,467
Countrywide Financial Corp. (d)	689	6,160
Developers Diversified Realty Corp.	170	6,509
Discover Financial Services	613	9,244
E*Trade Financial Corp. (a) (d)	496	1,761
Equity Residential	367	13,384
Fannie Mae	1,130	45,177
Federated Investors, Inc.	103	4,239
Fifth Third Bancorp	639	16,058
First Horizon National Corp. (d)	157	2,850
Franklin Resources, Inc.	192	21,971
Freddie Mac	767	26,132
General Growth Properties, Inc.	285	11,736
Genworth Financial, Inc.	486	12,369
Goldman Sachs Group, Inc.	474	101,934
Hartford Financial Services Group, Inc.	368	32,086
Host Hotels & Resorts, Inc.	606	10,326
Hudson City Bancorp, Inc.	563	8,456
Huntington Bancshares, Inc. (d)	294	4,339
Intercontinentalexchange, Inc. (a)	80	15,400
Janus Capital Group, Inc.	216	7,096
JPMorgan Chase & Co.	3,962	172,941
KeyCorp	456	10,693
Kimco Realty Corp.	264	9,610
Legg Mason, Inc.	153	11,192
Lehman Brothers Holdings, Inc.	618	40,442
Leucadia National Corp. (d)	195	9,184
Lincoln National Corp.	315	18,339
Loews Corp.	518	26,076
M&T Bank Corp.	88	7,178
Marsh & McLennan Companies, Inc.	645	17,073

The accompanying notes are an integral part of the financial statements.

41

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	BALANCED INDEX PORTFOLIO

	SHARES	VALUE
Financials - 10.3% (Continued)
Marshall & Ilsley Corp.	300	$7,944
MBIA, Inc. (d)	168	3,130
Merrill Lynch & Co., Inc.	1,011	54,270
MetLife, Inc.	861	53,055
MGIC Investment Corp. (d)	104	2,333
Moody’s Corp. (d)	268	9,568
Morgan Stanley	1,223	64,954
National City Corp.	749	12,329
Northern Trust Corp.	219	16,771
NYSE Euronext	300	26,331
Plum Creek Timber Co., Inc.	221	10,175
PNC Financial Services Group, Inc.	434	28,492
Principal Financial Group, Inc.	311	21,409
The Progressive Corp.	855	16,382
Prologis	298	18,887
Prudential Financial, Inc.	543	50,521
Public Storage, Inc.	138	10,131
Regions Financial Corp. (d)	818	19,346
Safeco Corp.	154	8,575
Simon Property Group, Inc.	273	23,713
SLM Corp.	608	12,245
Sovereign Bancorp, Inc. (d)	420	4,788
State Street Corp.	438	35,566
SunTrust Banks, Inc.	414	25,871
T. Rowe Price Group, Inc.	309	18,812
Torchmark Corp.	123	7,445
The Travelers Companies, Inc.	771	41,480
Unum Group	399	9,492
US Bancorp	2,019	64,083
Vornado Realty Trust	152	13,368
Wachovia Corp.	2,220	84,427
Washington Mutual, Inc. (d)	1,031	14,032
Wells Fargo & Co.	4,108	124,021
XL Capital Ltd. - Class A	235	11,823
Zions Bancorporation	151	7,050
		2,673,788
Health Care - 7.1%
Abbott Laboratories	1,787	100,340
Aetna, Inc.	599	34,580
Allergan, Inc.	357	22,934
AmerisourceBergen Corp.	222	9,961
Amgen, Inc. (a)	1,282	59,536
Applera Corp. - Applied Biosystems Group	242	8,209
Barr Pharmaceuticals, Inc. (a)	160	8,496
Baxter International, Inc.	756	43,886
Becton, Dickinson & Co.	285	23,820
Biogen Idec, Inc. (a)	364	20,719
Boston Scientific Corp. (a)	1,574	18,306
Bristol-Myers Squibb Co.	2,283	60,545
C.R. Bard, Inc.	120	11,376
Cardinal Health, Inc.	447	25,814
Celgene Corp. (a)	475	21,950
CIGNA Corp.	334	17,946
Coventry Health Care, Inc. (a)	210	12,442
Covidien Ltd.	575	25,467
Eli Lilly & Co.	1,145	61,132

	SHARES	VALUE
Health Care - 7.1% (Continued)
Express Scripts, Inc. (a)	317	$23,141
Forest Laboratories, Inc. (a)	369	13,450
Genzyme Corp. (a)	329	24,491
Gilead Sciences, Inc. (a)	1,084	49,875
Hospira, Inc. (a)	208	8,869
Humana, Inc. (a)	218	16,418
IMS Health, Inc.	228	5,253
Johnson & Johnson	3,415	227,780
King Pharmaceuticals, Inc. (a)	304	3,113
Laboratory Corp. of America Holdings (a)	166	12,538
McKesson Corp.	343	22,470
Medco Health Solutions, Inc. (a)	325	32,955
Medtronic, Inc.	1,337	67,211
Merck & Co., Inc.	2,568	149,226
Millipore Corp. (a)	86	6,293
Mylan, Inc. (d)	289	4,063
Patterson Companies, Inc. (a) (d)	162	5,500
PerkinElmer, Inc.	167	4,345
Pfizer, Inc.	8,141	185,045
Quest Diagnostics, Inc.	214	11,321
Schering-Plough Corp.	1,910	50,882
St. Jude Medical, Inc. (a)	393	15,971
Stryker Corp.	280	20,922
Tenet Healthcare Corp. (a) (d)	549	2,789
Thermo Fisher Scientific, Inc. (a)	524	30,224
UnitedHealth Group, Inc.	1,555	90,501
Varian Medical Systems, Inc. (a)	175	9,128
Waters Corp. (a)	136	10,754
Watson Pharmaceuticals, Inc. (a)	119	3,230
Wellpoint, Inc. (a)	712	62,464
Wyeth	1,561	68,981
Zimmer Holdings, Inc. (a)	296	19,580
		1,846,242
Industrials - 6.8%
3M Co.	836	70,492
Allied Waste Industries, Inc. (a) (d)	326	3,593
Avery Dennison Corp. (d)	125	6,642
Boeing Co.	914	79,938
Burlington Northern Santa Fe Corp.	354	29,463
C.H. Robinson Worldwide, Inc.	199	10,770
Caterpillar, Inc.	743	53,912
Cintas Corp.	181	6,085
Cooper Industries Ltd. - Class A	228	12,057
CSX Corp.	507	22,298
Cummins, Inc.	121	15,412
Danaher Corp.	297	26,059
Deere & Co.	524	48,795
Dover Corp.	238	10,969
Eaton Corp.	183	17,742
Emerson Electric Co.	923	52,297
Equifax, Inc.	168	6,108
Expeditors International Washington, Inc.	250	11,170
FedEx Corp.	383	34,152
Fluor Corp.	103	15,009
General Dynamics Corp.	470	41,825
General Electric Co.	11,898	441,059
Goodrich Corp.	146	10,309

The accompanying notes are an integral part of the financial statements.

42

Summit Mutual Funds, Inc. – Pinnacle Series
BALANCED INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Industrials - 6.8% (Continued)
Honeywell International, Inc.	904	$55,659
Illinois Tool Works, Inc.	479	25,646
Ingersoll-Rand Company Ltd. - Class A	350	16,265
ITT Corp.	244	16,114
Jacobs Engineering Group, Inc. (a)	140	13,385
L-3 Communications Holdings, Inc.	145	15,361
Lockheed Martin Corp.	412	43,367
Manitowoc Co.	150	7,324
Masco Corp.	439	9,487
Monster Worldwide, Inc. (a)	152	4,925
Norfolk Southern Corp.	457	23,051
Northrop Grumman Corp.	401	31,535
Paccar, Inc.	433	23,590
Pall Corp.	154	6,209
Parker Hannifin Corp.	217	16,342
Pitney Bowes, Inc.	275	10,461
Precision Castparts Corp.	170	23,579
Raytheon Co.	516	31,321
Robert Half International, Inc.	193	5,219
Rockwell Automation, Inc.	207	14,275
Rockwell Collins, Inc.	210	15,114
RR Donnelley & Sons Co.	256	9,661
Ryder System, Inc.	71	3,338
Southwest Airlines Co.	906	11,053
Terex Corp. (a)	140	9,180
Textron, Inc.	295	21,034
Trane, Inc.	218	10,183
Tyco International Ltd.	576	22,838
Union Pacific Corp.	314	39,445
United Parcel Service, Inc. - Class B	1,229	86,915
United Technologies Corp.	1,154	88,327
W.W. Grainger, Inc.	83	7,264
Waste Management, Inc.	601	19,635
		1,763,258
Information Technology - 9.8%
Adobe Systems, Inc. (a)	683	29,185
Advanced Micro Devices, Inc. (a) (d)	642	4,815
Affiliated Computer Services, Inc. - Class A (a)	116	5,232
Agilent Technologies, Inc. (a)	460	16,900
Akamai Technologies, Inc. (a) (d)	200	6,920
Altera Corp.	412	7,960
Analog Devices, Inc.	380	12,046
Apple, Inc. (a)	1,026	203,230
Applied Materials, Inc.	1,604	28,487
Autodesk, Inc. (a)	289	14,381
Automatic Data Processing, Inc.	642	28,588
BMC Software, Inc. (a)	271	9,658
Broadcom Corp. - Class A (a)	540	14,116
CA, Inc.	478	11,926
Ciena Corp. (a) (d)	123	4,196
Cisco Systems, Inc. (a)	7,186	194,525
Citrix Systems, Inc. (a)	210	7,982
Cognizant Technology Solutions Corp. (a)	400	13,576
Computer Sciences Corp. (a)	216	10,686
Compuware Corp. (a)	350	3,108
Convergys Corp. (a)	184	3,029
Corning, Inc.	1,826	43,806

	SHARES	VALUE
Information Technology - 9.8% (Continued)
Dell, Inc. (a)	2,631	$64,486
eBay, Inc. (a)	1,312	43,545
Electronic Arts, Inc. (a)	387	22,605
Electronic Data Systems Corp.	591	12,251
EMC Corp. (a)	2,436	45,139
Fidelity National Information Services, Inc.	220	9,150
Fiserv, Inc. (a)	196	10,876
Google, Inc. (a)	272	188,083
Hewlett-Packard Co.	3,037	153,308
Intel Corp.	6,890	183,687
International Business Machines Corp.	1,584	171,230
Intuit, Inc. (a)	398	12,581
Jabil Circuit, Inc.	208	3,176
JDS Uniphase Corp. (a) (d)	278	3,697
Juniper Networks, Inc. (a)	658	21,846
KLA-Tencor Corp.	223	10,740
Lexmark International, Inc. - Class A (a)	133	4,636
Linear Technology Corp. (d)	295	9,390
LSI Corp. (a) (d)	894	4,747
MEMC Electronic Materials, Inc. (a)	290	25,662
Microchip Technology, Inc. (d)	260	8,169
Micron Technology, Inc. (a)	878	6,365
Microsoft Corp.	9,512	338,627
Molex, Inc.	187	5,105
Motorola, Inc.	2,687	43,099
National Semiconductor Corp.	324	7,335
Network Appliance, Inc. (a)	431	10,758
Novell, Inc. (a)	404	2,775
Novellus Systems, Inc. (a)	163	4,494
Nvidia Corp. (a)	666	22,657
Oracle Corp. (a)	4,594	103,733
Paychex, Inc.	395	14,307
QLogic Corp. (a)	185	2,627
Qualcomm, Inc.	1,935	76,142
SanDisk Corp. (a) (d)	280	9,288
Sun Microsystems, Inc. (a)	1,037	18,801
Symantec Corp. (a)	1,046	16,882
Tellabs, Inc. (a)	509	3,329
Teradata Corp. (a)	223	6,112
Teradyne, Inc. (a)	237	2,451
Texas Instruments, Inc.	1,663	55,544
Total Sys Svcs, Inc. (a)	230	6,440
Tyco Electronics Ltd.	576	21,387
Unisys Corp. (a) (d)	404	1,911
VeriSign, Inc. (a)	285	10,719
The Western Union Co.	897	21,779
Xerox Corp. (a)	1,088	17,615
Xilinx, Inc.	346	7,567
Yahoo!, Inc. (a)	1,589	36,960
		2,558,165
Materials - 2.0%
Air Products & Chemicals, Inc.	270	26,630
Alcoa, Inc.	1,009	36,879
Allegheny Technologies, Inc.	141	12,182
Ashland, Inc.	70	3,320
Ball Corp.	129	5,805
Bemis Co.	122	3,340

The accompanying notes are an integral part of the financial statements.

43

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	BALANCED INDEX PORTFOLIO

	SHARES	VALUE
Materials - 2.0% (Continued)
The Dow Chemical Co.	1,104	$43,520
Eastman Chemical Co.	98	5,987
Ecolab, Inc.	222	11,369
EI Du Pont de Nemours & Co.	1,072	47,264
Freeport-McMoRan Copper & Gold, Inc. - Class B	445	45,586
Hercules, Inc.	136	2,632
International Flavors & Fragrances, Inc.	91	4,380
International Paper Co.	506	16,384
MeadWestvaco Corp.	214	6,698
Monsanto Co.	631	70,476
Newmont Mining Corp.	524	25,587
Nucor Corp.	350	20,727
Pactiv Corp. (a)	183	4,873
PPG Industries, Inc.	191	13,414
Praxair, Inc.	370	32,823
Rohm & Haas Co.	190	10,083
Sealed Air Corp.	202	4,674
Sigma-Aldrich Corp.	165	9,009
Titanium Metals Corp. (a) (d)	100	2,645
United States Steel Corp.	138	16,686
Vulcan Materials Co. (d)	119	9,412
Weyerhaeuser Co.	251	18,509
		510,894
Telecommunication Services - 2.1%
American Tower Corp. - Class A (a)	480	20,448
AT&T, Inc.	7,152	297,237
CenturyTel, Inc.	154	6,385
Citizens Communications Co. (d)	424	5,398
Embarq Corp.	176	8,717
Qwest Communications International, Inc. (a)	1,802	12,632
Sprint Nextel Corp.	3,359	44,104
Verizon Communications, Inc.	3,370	147,235
Windstream Corp.	554	7,213
		549,369
Utilities - 2.1%
The AES Corp. (a)	776	16,599
Allegheny Energy, Inc. (a)	193	12,277
Ameren Corp.	240	13,010
American Electric Power Co., Inc.	463	21,557
Centerpoint Energy, Inc.	399	6,835
CMS Energy Corp. (d)	261	4,536
Consolidated Edison, Inc.	314	15,339
Constellation Energy Group, Inc.	210	21,531
Dominion Resources, Inc.	680	32,266
DTE Energy Co.	205	9,012
Duke Energy Corporation	1,461	29,468
Dynegy, Inc. (a)	500	3,570
Edison International	378	20,174
Entergy Corp.	248	29,641
Exelon Corp.	781	63,761
FirstEnergy Corp.	354	25,608
FPL Group, Inc.	472	31,992
Integrys Energy Group, Inc.	102	5,272
Nicor, Inc. (d)	74	3,134
NiSource, Inc.	342	6,460
Pepco Holdings, Inc.	220	6,453

	SHARES	VALUE
Utilities - 2.1% (Continued)
PG&E Corp.	408	$17,581
Pinnacle West Capital Corp.	117	4,962
PPL Corp.	447	23,284
Progress Energy, Inc.	321	15,546
Public Service Enterprise Group, Inc.	294	28,883
Questar Corp.	201	10,874
Sempra Energy	328	20,297
Southern Co.	873	33,829
TECO Energy, Inc.	244	4,199
Xcel Energy, Inc.	475	10,721
		548,671
TOTAL COMMON STOCKS
(Cost $11,033,912)		15,282,855

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS - 5.4%
Consumer Staples - 0.4%
Campbell Soup Co.
5.875%, 10/01/2008 (d)	$100,000	$100,978
Energy - 2.3%
Apache Corp.
5.625%, 01/15/2017 (d)	100,000	101,875
Burlington Resources Finance Co.
6.500%, 12/01/2011 (d)	150,000	159,105
Colonial Pipeline Co.
7.750%, 11/01/2010 (b)	125,000	135,971
Conoco Funding Co.
6.350%, 10/15/2011	50,000	53,107
Public Service of North Carolina, Inc.
6.625%, 02/15/2011	150,000	156,723
		606,781
Financials - 0.7%
Union Planters Corp.
4.375%, 12/01/2010	190,000	186,698
Industrials - 2.0%
Honeywell International, Inc.
7.500%, 03/01/2010 (d)	125,000	133,035
Masco Corp.
5.875%, 07/15/2012	125,000	128,131
United Technologies Corp.
4.375%, 05/01/2010	250,000	250,709
		511,875
TOTAL CORPORATE BONDS
(Cost $1,408,960)		1,406,332

The accompanying notes are an integral part of the financial statements.

44

Summit Mutual Funds, Inc. – Pinnacle Series
BALANCED INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	PRINCIPAL
	AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 12.4%
Fannie Mae Pool
Pool #500823, 7.000%, 07/01/2029	$256,564	$270,595
Pool #653650, 6.500%, 08/01/2032	74,854	77,026
Pool #722267, 5.500%, 07/01/2033	231,040	231,211
Pool #732114, 6.000%, 08/01/2033	138,844	141,272
Pool #357457, 5.500%, 11/01/2033	436,986	437,310
Pool #903724, 7.500%, 11/01/2036	242,604	252,065
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	515,136	516,405
Pool #E9-9160, 4.500%, 09/01/2018	106,841	105,060
Pool #G0-8146, 6.000%, 08/01/2036	663,282	673,255
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	513,715	514,892
TOTAL MORTGAGE BACKED SECURITIES
(Cost $3,251,504)		3,219,091

U.S. GOVERNMENT AGENCY ISSUES - 4.4%
Federal National Mortgage Association
5.050%, 02/07/2011	1,100,000	1,145,178
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,105,033)		1,145,178

U.S. TREASURY OBLIGATIONS - 16.4%
U.S. Treasury Bonds - 4.0%
6.250%, 08/15/2023 (d)	250,000	299,317
5.250%, 11/15/2028 (d)	450,000	495,105
6.125%, 08/15/2029 (d)	195,000	238,555
		1,032,977
U.S. Treasury Notes - 12.4%
3.375%, 12/15/2008 (d)	84,000	84,105
4.500%, 02/15/2009 (d)	200,000	203,016
6.000%, 08/15/2009 (d)	50,000	52,285
5.750%, 08/15/2010	180,000	192,065
4.250%, 01/15/2011 (d)	300,000	310,125
4.750%, 01/31/2012	600,000	632,437
4.500%, 04/30/2012 (d)	250,000	261,152
4.750%, 05/31/2012 (d)	250,000	263,848

	PRINCIPAL
	AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 16.4% (Continued)
U.S. Treasury Notes(Continued)
4.875%, 06/30/2012 (d)	$100,000	$106,062
3.625%, 05/15/2013 (d)	234,000	235,609
4.750%, 05/15/2014 (d)	250,000	265,840
4.125%, 05/15/2015 (d)	300,000	305,883
5.125%, 05/15/2016 (d)	300,000	324,703
		3,237,130
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,076,168)		4,270,107

	SHARES	VALUE
SHORT TERM INVESTMENTS (f) - 2.4%
Money Market Funds - 2.2%
Northern Institutional Diversified Assets Portfolio	573,082	$573,082

	PRINCIPAL
	AMOUNT	VALUE
U.S. Treasury Bills - 0.2%
2.995%, 03/13/2008	$50,000	$49,697
TOTAL SHORT TERM INVESTMENTS
(Cost $622,785)		622,779
Total Investments (Cost $21,498,362) (c)- 99.8%		25,946,342
Northern Institutional Liquid Assets Portfolio (e) - 12.1%		3,145,593
Liabilities in Excess of Other Assets - (11.9)%		(3,098,550)
TOTAL NET ASSETS - 100.0%		$25,993,385

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
For federal income tax purposes, cost is $21,532,230 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $5,324,474 and ($910,362), respectively, with a net appreciation / (depreciation) of  $4,414,112.

(d)	All or a portion of the security is out on loan.
(e)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $4,259,414, $3,145,593, and $1,229,505, respectively.

(f)
Securities and other assets with an aggregate value of $443,160 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of  December 31, 2007:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
S&P 500 E-Mini Futures (03/08)	6	$3,114

The accompanying notes are an integral part of the financial statements.

45

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	BALANCED INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007
ASSETS
Investments in securities, at value	$25,946,342
Collateral for securities loaned,
at fair value	3,145,593
Receivables:
Securities sold	13,820
Shares sold	11,394
Interest and dividends	131,319
Prepaid expenses and other	810
29,249,278
LIABILITIES
Payables:
Payable upon return of securities loaned	3,145,593
Shares redeemed	46,545
Payable for securities purchased	14,006
Bank overdraft	63
Variation margin	2,490
Professional fees	17,998
Fund accounting fees	11,229
Custodian fees	4,406
Administration fees	2,226
Advisory fees	2,104
Royalty fees	1,997
Directors’ fees	99
Other accrued expenses	7,137
3,255,893
NET ASSETS*
Paid-in capital	22,123,722
Accumulated undistributed net investment
income / (loss)	62,818
Accumulated net realized gain / (loss)
on investments and futures contracts	(644,249)
Net unrealized appreciation / (depreciation)
on investments and futures contracts	4,451,094
$25,993,385
Investments at cost	$21,498,362
Shares authorized ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$25,993,385	503,510	$51.62

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2007
	Percentage of ordinary distributions designated as
	qualified dividend income	45.83%
	Dividends received deduction for corporate shareholders	45.30%
	Undistributed ordinary income	$62,818
	Unrealized appreciation	$4,417,226
Capital Loss Carryforward Expiring December 31:
2012	2013
$(30,789)	$(576,478)

STATEMENT OF OPERATIONS
For the year ended December 31, 2007

INVESTMENT INCOME
Interest	$500,496
Dividends	347,530
Other income	6,962
854,988
EXPENSES
Advisory fees	83,529
Administration fees	27,843
Fund accounting fees	26,286
Professional fees	20,512
Transfer agent fees	12,887
Custodian fees	10,453
Directors’ fees	3,216
Shareholder reporting fees	2,685
Royalty fees	1,926
Other expenses	3,225
192,562
Reimbursements and waivers	(25,509)
167,053
NET INVESTMENT INCOME / (LOSS)	687,935

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	907,011
Net realized gain / (loss) on futures	31,855
938,866
Net change in unrealized appreciation /
(depreciation) on investments and
futures contracts	269,166

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	1,208,032

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,895,967

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.30%	0.10%	0.60%	$25,509

The accompanying notes are an integral part of the financial statements.

46

Summit Mutual Funds, Inc. – Pinnacle Series
BALANCED INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$687,935	$679,806
Net realized gain / (loss) on investments and futures	938,866	35,597
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	269,166	2,287,546
	1,895,967	3,002,949

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(763,686)	(684,111)
	(763,686)	(684,111)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	2,970,792	2,102,410
Reinvestment of distributions	763,686	684,111
Payments for shares redeemed	(7,657,161)	(5,637,391)
	(3,922,683)	(2,850,870)

NET INCREASE / (DECREASE) IN NET ASSETS	(2,790,402)	(532,032)
NET ASSETS
Beginning of period	28,783,787	29,315,819
End of period	$25,993,385	$28,783,787

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$62,818	$119,128

FUND SHARE TRANSACTIONS
Sold	57,932	44,594
Reinvestment of distributions	15,006	14,655
Redeemed	(149,994)	(119,602)

Net increase / (decrease) from fund share transactions	(77,056)	(60,353)

TOTAL COST OF PURCHASES OF:
Common Stocks	$1,197,906	$1,578,727
U.S. Government Securities	2,149,724	3,916,122
Asset Backed Securities	511,105	—
Corporate Bonds	269,883	423,178

	$4,123,618	$5,918,027

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$4,109,031	$3,189,054
U.S. Government Securities	2,114,762	2,616,941
Asset Backed Securities	823,696	—
Corporate Bonds	667,745	1,217,905

	$7,715,234	$7,023,900

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$763,686	$684,111

	$763,686	$684,111

The accompanying notes are an integral part of the financial statements.

47

Summit Mutual Funds, Inc. – Pinnacle Series NASDAQ-100 INDEX PORTFOLIO

Summit Nasdaq-100 Index Portfolio - Average Annual Total Return
1-Year	5-Year	Since Inception
18.50%	15.94%	-6.76%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker Kevin P. Aug
Inception Date:	April 27, 2000
Total Net Assets:	$32.82 Million
Number of Equity Holdings:	100
Median Cap Size:	$9,428 (in millions)
Average Price-to-book Ratio:	4.81 x
Dividend Yield:	0.37%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Apple, Inc. Microsoft Corp. Google, Inc. Qualcomm, Inc. Research In Motion Ltd. Cisco Systems, Inc. Intel Corp. Oracle Corp. Gilead Sciences, Inc. eBay, Inc.	13.52% 6.41% 5.53% 4.33% 3.54% 3.27% 3.05% 2.69% 2.36% 1.87%

48

Summit Mutual Funds, Inc. – Pinnacle Series NASDAQ-100 INDEX PORTFOLIO

Objective – Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the “Index”).

Strategy – The Summit Pinnacle Nasdaq-100 Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers’ Comments:
For the period ended December 31, 2007, the Summit Nasdaq-100 Index Portfolio’s total return was 18.50% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 19.24% total return for the Nasdaq-100 Index. The difference of 0.74% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

“Nasdaq” and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

49

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL HIGHLIGHTS	NASDAQ-100 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
	Year Ended December 31,

	2007		2006	2005	2004	2003

Net asset value, beginning of period	$24.47		$22.97	$22.81	$20.72	$13.94
INVESTMENT ACTIVITIES:
Net investment income / (loss)	(0.01)		0.02	0.02	0.12	(0.04)
Net realized and unrealized gains / (losses)	4.49		1.51	0.26	1.97	6.82
Total from Investment Activities	4.48		1.53	0.28	2.09	6.78
DISTRIBUTIONS:
Net investment income	(0.00	)(1)	(0.03)	(0.12)	—	—
Return of capital	(0.31)		—	—	—	—
Total Distributions	(0.31)		(0.03)	(0.12)	—	—

Net asset value, end of period	$28.64		$24.47	$22.97	$22.81	$20.72

Total return	18.50%		6.67%	1.30%	10.09%	48.64%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(2)	0.65%		0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets – gross	0.71%		0.76%	0.76%	0.79%	0.91%
Ratio of net investment income / (loss) to average net assets	-0.01%		0.05%	0.09%	0.61%	-0.31%
Portfolio turnover rate	13.28%		8.23%	13.86%	4.19%	3.97%
Net assets, end of period (000’s)	$32,822		$26,108	$26,330	$27,607	$23,350

(1) Amount is less than $0.005.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

The accompanying notes are an integral part of the financial statements.

50

Summit Mutual Funds, Inc. – Pinnacle Series
NASDAQ-100 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

December 31, 2007
	SHARES	VALUE
COMMON STOCKS - 98.3%
Consumer Discretionary - 12.7%
Amazon.Com, Inc. (a)	5,058	$468,573
Apollo Group, Inc. (a)	3,089	216,693
Bed Bath & Beyond, Inc. (a)	6,522	191,682
Comcast Corp. - Class A (a)	26,784	489,076
Discovery Holding Co. (a)	4,394	110,465
EchoStar Communications Corp. - Class A (a)	3,980	150,126
Expedia, Inc. (a)	5,063	160,092
Focus Media Holding Ltd - ADR (a) (c)	1,970	111,916
Garmin Ltd. (c)	3,704	359,288
IAC/InterActiveCorp	5,395	145,233
Lamar Advertising Co. (a) (c)	1,442	69,317
Liberty Global, Inc. (a)	3,463	135,715
Liberty Media Corp. - Interactive (a)	10,220	194,998
PetSmart, Inc.	2,334	54,919
Sears Holdings Corp. (a) (c)	2,636	269,004
Sirius Satellite Radio, Inc. (a) (c)	29,252	88,633
Staples, Inc.	8,699	200,686
Starbucks Corp. (a)	18,599	380,721
Virgin Media, Inc.	6,571	112,627
Wynn Resorts Ltd (c)	2,282	255,881
		4,165,645
Consumer Staples - 1.5%
Costco Wholesale Corp.	4,187	292,085
Hansen Natural Corp. (a) (c)	1,672	74,053
Whole Foods Market, Inc. (c)	2,559	104,407
		470,545
Health Care - 12.4%
Amgen, Inc. (a)	9,336	433,564
Amylin Pharmaceuticals, Inc. (a) (c)	2,391	88,467
Biogen Idec, Inc. (a)	5,841	332,470
Celgene Corp. (a)	6,996	323,285
Cephalon, Inc. (a)	1,222	87,691
Dentsply International, Inc.	2,663	119,888
Express Scripts, Inc. (a)	4,119	300,687
Genzyme Corp. (a)	6,080	452,595
Gilead Sciences, Inc. (a)	16,815	773,658
Henry Schein, Inc. (a) (c)	1,668	102,415
Hologic, Inc. (a) (c)	2,425	166,452
Intuitive Surgical, Inc. (a)	699	226,826
Patterson Companies, Inc. (a)	2,520	85,554
Teva Pharmaceutical Industries, Ltd - ADR (c)	11,269	523,783
Vertex Pharmaceuticals, Inc. (a) (c)	2,590	60,166
		4,077,501
Industrials - 5.0%
C.H. Robinson Worldwide, Inc.	3,073	166,311
Cintas Corp.	3,514	118,141
Expeditors International Washington, Inc.	3,859	172,420
Fastenal Co. (c)	2,627	106,183
Foster Wheeler Ltd (a)	1,374	212,997
Joy Global, Inc.	1,990	130,982
Monster Worldwide, Inc. (a) (c)	2,394	77,566
Paccar, Inc.	7,561	411,923
Ryanair Holdings PLC - ADR (a) (c)	2,183	86,097

	SHARES	VALUE
Industrials - 5.0% (Continued)
Stericycle, Inc. (a)	1,672	$99,317
UAL Corp. (a) (c)	1,407	50,174
		1,632,111
Information Technology - 64.5%
Activision, Inc. (a)	4,700	139,590
Adobe Systems, Inc. (a)	10,299	440,076
Akamai Technologies, Inc. (a) (c)	2,979	103,073
Altera Corp.	8,651	167,137
Apple, Inc. (a)	22,405	4,437,982
Applied Materials, Inc.	13,140	233,366
Autodesk, Inc. (a)	4,416	219,740
Baidu.com - ADR (a)	430	167,868
BEA Systems, Inc. (a)	6,701	105,742
Broadcom Corp. - Class A (a)	7,873	205,800
Cadence Design Systems, Inc. (a)	5,158	87,738
Check Point Software Technologies (a)	4,052	88,982
Cisco Systems, Inc. (a)	39,696	1,074,571
Citrix Systems, Inc. (a)	4,155	157,932
Cognizant Technology Solutions Corp. (a)	5,195	176,318
Dell, Inc. (a)	15,099	370,077
eBay, Inc. (a)	18,488	613,617
Electronic Arts, Inc. (a)	5,797	338,603
Fiserv, Inc. (a)	3,804	211,084
Flextronics International Ltd. (a)	16,628	200,534
Google, Inc. (a)	2,624	1,814,444
Infosys Technologies Ltd. - ADR (a) (c)	2,100	95,256
Intel Corp.	37,497	999,670
Intuit, Inc. (a)	7,676	242,638
Juniper Networks, Inc. (a)	6,224	206,637
Kla-Tencor Corp. (a) (c)	4,070	196,011
Lam Research Corp. (a) (c)	2,395	103,536
Linear Technology Corp. (c)	5,470	174,110
Logitech International S.A. (a) (c)	3,269	119,776
Marvell Technology Group Ltd. (a)	10,383	145,154
Microchip Technology, Inc. (c)	3,352	105,320
Microsoft Corp.	59,088	2,103,533
Network Appliance, Inc. (a)	6,591	164,511
Nvidia Corp. (a)	9,938	338,091
Oracle Corp. (a)	39,108	883,059
Paychex, Inc.	6,510	235,792
Qualcomm, Inc.	36,147	1,422,384
Research In Motion Ltd. (a)	10,257	1,163,144
SanDisk Corp. (a)	3,852	127,771
Sun Microsystems, Inc. (a)	6,642	120,419
Symantec Corp. (a)	16,609	268,069
Tellabs, Inc. (a) (c)	4,615	30,182
VeriSign, Inc. (a)	3,871	145,588
Xilinx, Inc.	7,143	156,217
Yahoo!, Inc. (a)	11,871	276,120
		21,177,262
Materials - 0.7%
Sigma-Aldrich Corp.	2,287	124,870
Steel Dynamics, Inc.	1,823	108,596
		233,466

The accompanying notes are an integral part of the financial statements.

51

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	NASDAQ-100 INDEX PORTFOLIO

	SHARES	VALUE
Telecommunication Services - 1.5%
Leap Wireless International, Inc. (a) (c)	1,250	$58,300
Level 3 Communications, Inc. (a) (c)	27,648	84,050
Millicom International Cellular S.A. (a) (c)	1,794	211,584
NII Holdings, Inc. (a)	3,083	148,971
		502,905
TOTAL COMMON STOCKS
(Cost $21,073,499)		32,259,435
SHORT TERM INVESTMENTS (e) - 2.7%
Money Market Funds - 1.8%
Northern Institutional Diversified Assets Portfolio	604,018	$604,018

	PRINCIPAL
	AMOUNT	VALUE
U.S. Treasury Bill - 0.9%
2.995%, 03/13/2008	$300,000	$298,180
TOTAL SHORT TERM INVESTMENTS
(Cost $902,234)		902,198
Total Investments (Cost $21,975,733) (b) - 101.0%		33,161,633
Northern Institutional Liquid Assets Portfolio (d) - 10.4%		3,417,312
Liabilities in Excess of Other Assets - (11.4)%		(3,756,954)
TOTAL NET ASSETS - 100.0%		$32,821,991

ADR American Depository Receipt
(a)	Non-income producing.
(b)
For federal income tax purposes, cost is $22,807,035 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $12,699,440 and ($2,344,842), respectively, with a net appreciation / (depreciation) of $10,354,598.

(c)	All or a portion of the security is out on loan.
(d)
This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $3,304,811, $3,417,312, and $0, respectively.

(e)
Securities and other assets with an aggregate value of $883,995 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of December 31, 2007:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
Nasdaq-100 E Mini (03/08)	21	$22,491

The accompanying notes are an integral part of the financial statements.

52

Summit Mutual Funds, Inc. – Pinnacle Series
NASDAQ-100 INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

ASSETS
Investments in securities, at value	$33,161,633
Collateral for securities loaned,
at fair value	3,417,312
Receivables:
Shares sold	4,854
Interest and dividends	17,100
Prepaid expenses and other	773
36,601,672
LIABILITIES
Payables:
Payable upon return of securities loaned	3,417,312
Shares redeemed	308,893
Variation Margin	8,505
Professional fees	16,072
Fund accounting fees	8,366
Advisory fees	5,146
Custodian fees	3,644
Administration fees	2,836
Directors’ fees	58
Other accrued expenses	8,849
3,779,681
NET ASSETS*
Paid-in capital	31,745,363
Accumulated undistributed net
investment income / (loss)	—
Accumulated net realized gain / (loss)
on investments and futures contracts	(10,131,763)
Net unrealized appreciation / (depreciation)
on investments and futures contracts	11,208,391
$32,821,991
Investments at cost	$21,975,733
Shares authorized ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$32,821,991	1,145,855	$28.64

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Percentage of ordinary distributions designated as
	qualified dividend income	0.49%
	Dividends received deduction for corporate shareholders	0.50%
	Unrealized appreciation	$10,377,089

Capital Loss Carryforward Expiring December 31:
2008	2009	2010	2011	2012	2013	2014	2015
$(905,274)	$(1,618,824)	$(3,618,754)	$(231,064)	$(139,726)	$(1,358,042)	$(708,047)	$(697,707)

STATEMENT OF OPERATIONS
For the year ended December 31, 2007

INVESTMENT INCOME
Interest	$14,132
Dividends	170,495
Foreign dividend taxes withheld	(729)
Other income	6,651
190,549
EXPENSES
Advisory fees	103,639
Administration fees	29,611
Professional fees	19,107
Fund accounting fees	19,114
Transfer agent fees	13,685
Custodian fees	10,316
Royalty fees	5,031
Directors’ fees	3,404
Shareholder reporting fees	2,998
Other expenses	2,506
209,411
Reimbursements and waivers	(16,937)
192,474
NET INVESTMENT INCOME / (LOSS)	(1,925)

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(572,880)
Net realized gain / (loss) on futures contracts	122,528
(450,352)
Net change in unrealized appreciation /
(depreciation) on investments
and futures contracts	5,372,837

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	4,922,485

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,920,560

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.35%	0.10%	0.65%	$16,937

The accompanying notes are an integral part of the financial statements.

53

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	NASDAQ-100 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$(1,925)	$13,649
Net realized gain / (loss) on investments and futures	(450,352)	(1,016,427)
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	5,372,837	2,663,588

	4,920,560	1,660,810

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(4,349)	(33,790)
Return of capital	(333,534)	—

	(337,883)	(33,790)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	7,916,212	5,005,689
Reinvestment of distributions	337,883	33,790
Payments for shares redeemed	(6,123,115)	(6,888,662)

	2,130,980	(1,849,183)

NET INCREASE / (DECREASE) IN NET ASSETS	6,713,657	(222,163)
NET ASSETS
Beginning of period	26,108,334	26,330,497

End of period	$32,821,991	$26,108,334

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$—	$15,819

FUND SHARE TRANSACTIONS
Sold	293,096	216,002
Reinvestment of distributions	13,419	1,429
Redeemed	(227,805)	(296,572)

Net increase / (decrease) from fund share transactions	78,710	(79,141)

TOTAL COST OF PURCHASES OF:
Common Stocks	$5,398,985	$2,032,713

	$5,398,985	$2,032,713

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$3,838,361	$2,430,165

	$3,838,361	$2,430,165

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$4,349	$33,790
Return of capital	333,534	—

	$337,883	$33,790

The accompanying notes are an integral part of the financial statements.

54

Summit Mutual Funds, Inc. – Pinnacle Series RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

Summit Russell 2000 Small Cap Index Portfolio Class I - Average Annual Total Return
1-Year	5-Year	Since Inception
-2.20%	15.54%	6.80%

Summit Russell 2000 Small Cap Index Portfolio Class F - Average Annual Total Return
1-Year	5-Year	Since Inception
-2.40%	15.31%	6.29%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower. Prior to October 4, 2005, Class F share performance is based on Class I Performance, adjusted to reflect Class F expenses.

Portfolio Data

Managers:	Gary R. Rodmaker Kevin P. Aug
Inception Date:	April 27, 2000
Total Net Assets:	$92.37 Million
Number of Equity Holdings:	1,931
Median Cap Size:	$588 (in millions)
Average Price-to-book Ratio:	2.20 x
Dividend Yield:	1.26%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Hologic, Inc.
CF Industries Holdings, Inc.
Exterran Holdings, Inc.
Priceline.com, Inc.
Terra Industries, Inc.
Chipolte Mexican Grill, Inc.
Flir Systems, Inc.
Inverness Medical Innovations, Inc.
Bucyrus International, Inc. - Class A
Equinix, Inc.
0.61% 0.43% 0.36% 0.31% 0.30% 0.30% 0.30% 0.28% 0.27% 0.27%

55

Summit Mutual Funds, Inc. – Pinnacle Series RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

Objective – Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the “Index”).

Strategy – The Summit Pinnacle Russell 2000 Small Cap Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers’ Comments:

For the period ended December 31, 2007, the Summit Russell 2000 Index Portfolio‘s (Class I) total return was -2.20% (before the impact of any product or contract-level fees). This compares to a -1.57% total return for the Russell 2000 Index. The difference of 0.63% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

56

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.
	Class I
	Year Ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$74.19	$65.46	$63.92	$54.40	$37.52
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.74 (4)	0.46	0.41	0.31 (4)	0.22
Net realized and unrealized gains / (losses)	(1.98)	10.88	2.07	9.32	16.95
Total from Investment Activities	(1.24)	11.34	2.48	9.63	17.17
DISTRIBUTIONS:
Net investment income	(0.47)	(0.44)	(0.31)	(0.11)	(0.29)
Net realized gains	(5.48)	(2.17)	(0.63)	—	—
Total Distributions	(5.95)	(2.61)	(0.94)	(0.11)	(0.29)
Net asset value, end of period	$67.00	$74.19	$65.46	$63.92	$54.40

Total return	-2.20%	17.60%	4.01%	17.72%	46.19%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(2)	0.64%	0.65%	0.69%	0.75%	0.75%
Ratio of expenses to average net assets – gross	0.64%	0.65%	0.69%	0.76%	1.12%
Ratio of net investment income / (loss) to average net assets	1.04%	0.84%	0.70%	0.60%	0.57%
Portfolio turnover rate (5)	19.30%	24.45%	25.20%	27.27%	23.87%
Net assets, end of period (000’s)	$91,676	$95,694	$75,815	$68,770	$25,794

	Class F
	Year Ended December 31,
	2007	2006	2005(1)
Net asset value, beginning of period	$74.02	$65.43	$64.41
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.59 (4)	0.31	0.12
Net realized and unrealized gains / (losses)	(1.97)	10.87	0.90
Total from Investment Activities	(1.38)	11.18	1.02
DISTRIBUTIONS:
Net investment income	(0.38)	(0.42)	—
Net realized gains	(5.48)	(2.17)	—
Total Distributions	(5.86)	(2.59)	—
Net asset value, end of period	$66.78	$74.02	$65.43

Total return	-2.40%	17.35%	1.58%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(2)	0.84%	0.85%	0.84	%(3)
Ratio of expenses to average net assets – gross	0.84%	0.85%	0.84	%(3)
Ratio of net investment income / (loss) to average net assets	0.84%	0.64%	0.74	%(3)
Portfolio turnover rate (5)	19.30%	24.45%	25.20%
Net assets, end of period (000’s)	$699	$272	$5

(1)	Portfolio commenced operations on October 4, 2005.
(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)	Annualized
(4)	Per share amounts are based on average shares outstanding.
(5)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.

57

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL HIGHLIGHTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

December 31, 2007
	SHARES	VALUE
COMMON STOCKS - 93.4%
Capital Goods - 10.4%
AAR Corp. (a) (c)	2,562	$97,433
ABX Air, Inc. (a) (c)	4,100	17,138
ACCO Brands Corp. (a) (c)	3,577	57,375
Accuride Corp. (a) (c)	1,591	12,505
Actuant Corp. - Class A (c)	3,836	130,462
Advanced Energy Industries, Inc. (a)	2,476	32,386
Aerovironment, Inc. (a) (c)	464	11,229
Aftermarket Technology Corp. (a) (c)	1,530	41,708
Airtran Holdings, Inc. (a) (c)	6,372	45,624
Airvana, Inc. (a) (c)	571	3,101
Alaska Air Group, Inc. (a) (c)	2,784	69,628
Allegiant Travel Co. (a) (c)	348	11,185
Altra Holdings, Inc. (a)	692	11,508
American Axle & Manufacturing Holdings, Inc. (c)	2,961	55,134
American Commercial Lines, Inc. (a) (c)	3,682	59,796
American Ecology Corp.	1,094	25,687
American Railcar Industries, Inc. (c)	607	11,685
American Superconductor Corp. (a) (c)	2,305	63,019
Amerigon, Inc. (a) (c)	1,424	30,103
AO Smith Corp. (c)	1,439	50,437
Applied Industrial Technologies, Inc. (c)	3,147	91,326
Arctic Cat, Inc. (c)	846	10,101
ARGON ST, Inc. (a) (c)	898	16,667
Arkansas Best Corp. (c)	1,495	32,800
Arlington Tankers Ltd (c)	876	19,386
Arris Group, Inc. (a) (c)	9,080	90,621
ArvinMeritor, Inc. (c)	4,953	58,099
Astec Industries, Inc. (a)	1,141	42,434
ASV, Inc. (a) (c)	1,469	20,346
Asyst Technologies, Inc. (a) (c)	3,403	11,094
Atlas Air Worldwide Holdings, Inc. (a) (c)	879	47,659
ATMI, Inc. (a) (c)	2,508	80,883
Audiovox Corp. (a) (c)	1,164	14,434
Axcelis Technologies, Inc. (a) (c)	7,095	32,637
Azz, Inc. (a) (c)	772	21,886
Badger Meter, Inc. (c)	977	43,916
Baldor Electric Co. (c)	3,016	101,519
Beazer Homes USA, Inc. (c)	2,595	19,281
Belden CDT, Inc. (c)	2,983	132,743
Blount International, Inc. (a) (c)	2,668	32,843
Briggs & Stratton Corp. (c)	3,276	74,234
Bristow Group, Inc. (a) (c)	1,344	76,138
Brooks Automation, Inc. (a)	5,243	69,260
Bucyrus International, Inc. - Class A	2,486	247,084
Cascade Corp. (c)	882	40,978
Celadon Group, Inc. (a) (c)	1,613	14,775
Champion Enterprises, Inc. (a) (c)	5,364	50,529
Chart Industries, Inc. (a) (c)	949	29,324
Cognex Corp.	3,273	65,951
Cohu, Inc.	1,585	24,250
Columbus McKinnon Corp. NY (a) (c)	1,286	41,949
Commercial Vehicle Group, Inc. (a) (c)	1,480	21,460
CommScope, Inc. (a)	1	42
Cooper Tire & Rubber Co.	4,312	71,493
Credence Systems Corp. (a) (c)	7,033	17,020

	SHARES	VALUE
Capital Goods - 10.4% (Continued)
CTS Corp.	2,523	$25,053
Curtiss-Wright Corp. (c)	3,078	154,516
Cymer, Inc. (a) (c)	2,383	92,770
Darling International, Inc. (a)	5,719	66,112
Dionex Corp. (a) (c)	1,257	104,155
Double Hull Tankers, Inc. (c)	1,422	17,405
Dynamex, Inc. (a) (c)	725	19,618
Eagle Bulk Shipping, Inc. (c)	2,758	73,225
Electro Scientific Industries, Inc. (a) (c)	2,038	40,454
Energysolutions, Inc. (a) (c)	2,008	54,196
EnPro Industries, Inc. (a)	1,481	45,393
Entegris, Inc. (a) (c)	7,874	67,953
ESCO Technologies, Inc. (a) (c)	1,814	72,451
Esterline Technologies Corp. (a) (c)	1,956	101,223
ExpressJet Holdings, Inc. (a) (c)	3,474	8,616
Faro Technologies, Inc. (a) (c)	974	26,473
Federal Signal Corp. (c)	3,394	38,081
FEI Co. (a) (c)	2,361	58,624
Fleetwood Enterprises, Inc. (a) (c)	4,486	26,826
Flow International Corp. (a) (c)	2,483	23,142
Force Protection, Inc. (a) (c)	4,608	21,565
Forward Air Corp. (c)	2,212	68,948
Franklin Electric Co., Inc. (c)	1,272	48,679
Freightcar America, Inc.	883	30,905
Fuel-tech N V (a) (c)	1,209	27,384
Gehl Co. (a) (c)	708	11,356
Genco Shipping & Trading Ltd (c)	1,172	64,179
General Maritime Corp. (c)	1,884	46,064
Genesee & Wyoming, Inc. (a)	2,544	61,488
Genlyte Group, Inc. (a)	1,868	177,834
Golar LNG Ltd.	2,281	50,456
The Gorman-Rupp Co. (c)	960	29,952
Greenbrier Cos., Inc. (c)	951	21,169
Gulfmark Offshore, Inc. (a) (c)	1,505	70,419
Hardinge, Inc.	739	12,400
Hayes Lemmerz International, Inc. (a) (c)	6,288	28,736
Headwaters, Inc. (a) (c)	2,970	34,868
Heartland Express, Inc. (c)	4,255	60,336
Heico Corp. (c)	1,684	91,744
Herman Miller, Inc. (c)	4,178	135,325
Horizon Lines Inc. - Class A (c)	2,218	41,344
Hovnanian Enterprises, Inc. (a) (c)	2,492	17,868
HUB Group, Inc. (a) (c)	2,812	74,743
Hurco Cos, Inc. (a) (c)	371	16,194
Intevac, Inc. (a) (c)	1,476	21,461
Itron, Inc. (a) (c)	1,952	187,333
JetBlue Airways Corp. (a) (c)	12,214	72,063
Kadant, Inc. (a) (c)	957	28,394
Kimball International, Inc.	1,735	23,769
Knight Transportation, Inc. (c)	4,022	59,566
Knightsbridge Tankers Ltd. (c)	1,125	27,169
Knoll, Inc. (c)	3,288	54,022
Kulicke & Soffa Industries, Inc. (a) (c)	3,986	27,344
L-1 Identity Solutions, Inc. (a) (c)	3,780	67,851
Ladish Co., Inc. (a)	985	42,542
Lear Corp. (a) (c)	5,080	140,513
Lindsay Manufacturing Co. (c)	754	53,300

The accompanying notes are an integral part of the financial statements.

58

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Capital Goods - 10.4% (Continued)
Littelfuse, Inc. (a)	1,569	$51,714
LTX Corp. (a) (c)	4,335	13,785
M/I Homes, Inc. (c)	845	8,872
Marine Products Corp. (c)	813	5,699
Marten Transport Ltd. (a) (c)	1,075	14,996
MasTec, Inc. (a) (c)	2,831	28,791
Mattson Technology, Inc. (a) (c)	3,685	31,544
Measurement Specialties, Inc. (a) (c)	925	20,442
Meritage Homes Corp. (a) (c)	1,589	23,152
Middleby Corp. (a) (c)	868	66,506
Midwest Air Group, Inc. (a) (c)	1,631	24,139
Miller Industries Inc./TN (a)	622	8,515
Mine Safety Appliances Co. (c)	1,860	96,478
MKS Instruments, Inc. (a) (c)	3,322	63,583
Modine Manufacturing Co. (c)	2,361	38,980
Monaco Coach Corp. (c)	1,879	16,686
Moog, Inc. (a) (c)	2,585	118,419
MTC Technologies, Inc. (a) (c)	679	15,956
MTS Systems Corp.	1,234	52,655
NACCO Industries, Inc.	388	38,680
Noble International Ltd. (c)	806	13,146
Nordic American Tanker Shipping (c)	1,760	57,763
Nordson Corp. (c)	2,067	119,803
Odyssey Marine Exploration, Inc. (a) (c)	2,748	17,010
Old Dominion Freight Line (a) (c)	1,978	45,712
Opnext, Inc. (a) (c)	1,346	11,912
Orbital Sciences Corp. (a)	4,194	102,837
OYO Geospace Corp. (a) (c)	256	19,292
Pacer International, Inc. (c)	2,640	38,544
Palm Harbor Homes, Inc. (a) (c)	644	6,794
Park-Ohio Holdings Corp. (a) (c)	536	13,454
Patriot Transportation Holding, Inc. (a) (c)	102	9,407
PHI, Inc. (a) (c)	966	29,965
Photronics, Inc. (a) (c)	2,909	36,275
Pinnacle Airlines Corp. (a) (c)	1,299	19,810
Plantronics, Inc. (c)	3,307	85,982
Polaris Industries, Inc. (c)	2,377	113,549
Polycom, Inc. (a) (c)	6,130	170,291
Powell Industries, Inc. (a) (c)	516	22,740
Power-One, Inc. (a) (c)	4,915	19,611
Powerwave Technologies, Inc. (a) (c)	9,155	36,895
Preformed Line Products Co. (c)	163	9,698
Raser Technologies, Inc. (a) (c)	1,429	21,221
Regal-Beloit Corp. (c)	2,161	97,137
Republic Airways Holdings, Inc. (a)	2,285	44,763
Robbins & Myers, Inc. (c)	888	67,159
Rofin-Sinar Technologies, Inc. (a)	2,158	103,821
Rudolph Technologies, Inc. (a) (c)	1,719	19,459
Saia, Inc. (a)	1,029	13,686
Sauer-Danfoss, Inc. (c)	690	17,284
Semitool, Inc. (a) (c)	1,544	13,402
Ship Finance International Ltd. (c)	2,082	57,692
Skyline Corp. (c)	480	14,088
Skywest, Inc.	4,474	120,127
Sonic Solutions, Inc. (a) (c)	1,805	18,754
Spartan Motors, Inc. (c)	2,139	16,342
Standard Motor Products, Inc. (c)	1,038	8,470
Standard-Pacific Corp. (c)	4,319	14,469
Standex International Corp.	871	15,199

	SHARES	VALUE
Capital Goods - 10.4% (Continued)
Stoneridge, Inc. (a) (c)	944	$7,590
Sun Hydraulics Corp. (c)	745	18,796
Superior Industries International (c)	1,615	29,345
Symmetricom, Inc. (a) (c)	3,232	15,223
TAL International Group, Inc. (c)	1,136	25,867
Taser International, Inc. (a) (c)	4,359	62,726
Tbs International Limited (a) (c)	329	10,877
Team, Inc. (a)	828	30,288
Technitrol, Inc. (c)	2,852	81,510
Tecumseh Products Co. (a)	1,167	27,319
Teledyne Technologies, Inc. (a)	2,405	128,259
Tennant Co.	1,106	48,985
Tenneco, Inc. (a) (c)	3,180	82,903
Textainer Group Holdings Ltd Shs (c)	462	6,713
Titan International, Inc.	1,605	50,172
TransDigm Group, Inc. (a) (c)	720	32,522
Triumph Group, Inc. (c)	1,118	92,067
TurboChef Technologies, Inc. (a) (c)	908	14,982
Twin Disc, Inc. (c)	302	21,373
Ultra Clean Holdings (a)	1,255	15,311
Ultrapetrol Bahamas Ltd (a) (c)	1,010	17,180
Ultratech, Inc. (a) (c)	1,682	19,074
Universal Truckload Services, Inc. (a) (c)	417	7,990
Veeco Instruments, Inc. (a) (c)	2,126	35,504
Vicor Corp. (c)	1,393	21,717
Visteon Corp. (a) (c)	9,002	39,519
Wabash National Corp. (c)	2,191	16,849
Watts Water Technologies, Inc. (c)	2,049	61,060
WCI Communities, Inc. (a) (c)	2,348	8,875
Werner Enterprises, Inc. (c)	3,065	52,197
Westinghouse Air Brake Technologies Corp.	3,410	117,440
Winnebago Industries, Inc. (c)	2,287	48,073
Woodward Governor Co.	2,112	143,510
X-Rite, Inc. (a) (c)	2,006	23,310
Zygo Corp. (a) (c)	1,269	15,812
		9,601,967
Consumer Discretionary - 16.2%
1-800-FLOWERS.COM, Inc. (a) (c)	1,763	15,391
99 Cents Only Stores (a) (c)	3,325	26,467
Aaron Rents, Inc. (c)	3,077	59,201
ABM Industries, Inc. (c)	3,075	62,699
AC Moore Arts & Crafts, Inc. (a) (c)	1,045	14,369
Administaff, Inc. (c)	1,606	45,418
The Advisory Board Co. (a) (c)	1,310	84,089
Aeropostale, Inc. (a) (c)	5,337	141,430
AFC Enterprises (a) (c)	1,805	20,433
Ambassadors Group, Inc. (c)	1,026	18,786
Ambassadors International, Inc. (c)	465	6,780
Amerco, Inc. (a) (c)	667	43,809
American Greetings Corp. (c)	3,749	76,105
American Public Education Inc Com (a)	356	14,874
American Woodmark Corp. (c)	839	15,253
Ameristar Casinos, Inc. (c)	1,813	49,930
AMN Healthcare Services, Inc. (a) (c)	2,284	39,216
Arbitron, Inc. (c)	2,116	87,962
Asbury Automotive Group, Inc. (c)	1,695	25,510
Bally Technologies, Inc. (a) (c)	3,663	182,124
Barrett Business Services, Inc. (c)	454	8,177

The accompanying notes are an integral part of the financial statements.

59

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Consumer Discretionary - 16.2% (Continued)
Bauer Eddie Holdings, Inc. (a) (c)	2,017	$12,808
Bebe Stores, Inc. (c)	1,660	21,348
Belo Corp.	5,627	98,135
Benihana, Inc. (a) (c)	544	6,936
Big 5 Sporting Goods Corp. (c)	1,598	23,043
BJ’s Restaurants, Inc. (a) (c)	1,104	17,951
Blockbuster, Inc. (a) (c)	13,416	52,322
Blue Nile, Inc. (a) (c)	924	62,887
Blyth, Inc.	1,815	39,821
Bob Evans Farms, Inc. (c)	2,519	67,837
The Bon-Ton Stores Inc. (c)	670	6,358
Books-A-Million, Inc.	998	11,896
Borders Group, Inc. (c)	4,340	46,221
Bowne & Co, Inc.	2,057	36,203
Bright Horizons Family Solutions, Inc. (a) (c)	1,832	63,277
Brightpoint, Inc. (a)	3,532	54,252
Brown Shoe Co, Inc.	2,986	45,298
The Buckle, Inc. (c)	1,019	33,627
Buffalo Wild Wings, Inc. (a) (c)	984	22,848
Build-A-Bear-Workshop, Inc. (a) (c)	1,034	14,424
Cabela’s, Inc. (a) (c)	2,251	33,923
Cache, Inc. (a) (c)	862	8,051
California Pizza Kitchen, Inc. (a) (c)	1,278	19,898
Callaway Golf Co.	4,804	83,734
Capella Education Company (a)	705	46,149
Carmike Cinemas, Inc. (c)	866	6,287
Carrols Restaurant Group Inc. (a) (c)	693	6,639
Carter’s, Inc. (a)	3,858	74,652
Casella Waste Systems, Inc. (a)	1,547	20,173
Casual Male Retail Group, Inc. (a) (c)	2,402	12,442
The Cato Corp. (c)	2,148	33,638
CBIZ, Inc. (a) (c)	3,945	38,700
CBRL Group, Inc. (c)	1,634	52,925
CDI Corp. (c)	901	21,858
CEC Entertainment, Inc. (a) (c)	1,893	49,142
Central European Distribution Corp. (a) (c)	2,233	129,693
Central Garden & Pet Co. (a) (c)	4,619	24,758
Cenveo, Inc. (a) (c)	3,744	65,408
Charlotte Russe Holding, Inc. (a) (c)	1,678	27,100
Charming Shoppes, Inc. (a) (c)	8,597	46,510
Charter Communications, Inc. (a) (c)	26,956	31,539
Chemed Corp.	1,677	93,711
Cherokee, Inc. (c)	520	16,780
The Children’s Place Retail Stores, Inc. (a) (c)	1,588	41,177
Chipolte Mexican Grill, Inc. (a) (c)	2,235	275,017
Christopher & Banks Corp. (c)	2,568	29,404
Churchill Downs, Inc.	585	31,572
Cinemark Holdings, Inc. (c)	1,887	32,079
Citadel Broadcasting Corp. (c)	12,170	25,070
Citi Trends, Inc. (a) (c)	922	14,236
CKE Restaurants, Inc. (c)	4,197	55,400
CKX, Inc. (a) (c)	2,503	30,036
CNET Networks, Inc. (a) (c)	10,544	96,372
Coinstar, Inc. (a) (c)	1,958	55,118
Collective Brands, Inc. (a)	4,280	74,429
Columbia Sportswear Co. (c)	925	40,783
Conn’s, Inc. (a) (c)	508	8,692
Consolidated Graphics, Inc. (a)	791	37,826

	SHARES	VALUE
Consumer Discretionary - 16.2% (Continued)
Core-Mark Holding Co., Inc. (a) (c)	646	$18,553
Corinthian Colleges, Inc. (a) (c)	6,057	93,278
Cornell Cos., Inc. (a) (c)	804	18,749
CoStar Group, Inc. (a) (c)	1,125	53,156
Courier Corp. (c)	671	22,150
Cox Radio, Inc. (a) (c)	2,203	26,766
CPI Corp. (c)	345	8,125
CRA International, Inc. (a) (c)	796	37,898
Cross Country Healthcare, Inc. (a) (c)	2,255	32,111
Crown Media Holdings, Inc. (a) (c)	1,039	6,754
CSK Auto Corp. (a) (c)	3,079	15,426
CSS Industries, Inc. (c)	453	16,625
Cumulus Media, Inc. (a) (c)	2,501	20,108
Deckers Outdoor Corp. (a) (c)	843	130,716
Denny’s Corp. (a) (c)	6,464	24,240
DeVry, Inc.	3,946	205,034
DG Fastchannel, Inc. (a) (c)	873	22,384
Diamond Management & Technology Consultants, Inc. (c)	2,052	14,918
Digital Theater Systems, Inc. (a) (c)	1,234	31,553
Dolan Media Co. (a)	747	21,790
Dollar Thrifty Automotive Group (a) (c)	1,732	41,014
Dominos Pizza, Inc. (c)	2,663	35,231
Dover Downs Gaming & Entertainment, Inc. (c)	975	10,969
Dress Barn, Inc. (a) (c)	3,233	40,445
DSW, Inc. - Class A (a) (c)	1,139	21,368
Dyncorp International, Inc. (a) (c)	1,759	47,282
Earthlink, Inc. (a) (c)	8,938	63,192
Elizabeth Arden, Inc. (a) (c)	1,823	37,098
Emmis Communications Corp. (a) (c)	2,314	8,909
Entercom Communications Corp. (c)	2,241	30,679
Entravision Communications Corp. (a) (c)	4,709	36,871
Ethan Allen Interiors, Inc. (c)	1,744	49,704
Exponent, Inc. (a) (c)	1,078	29,149
Ezcorp, Inc. (a) (c)	2,492	28,135
FGX International Holdings Ltd (a)	802	9,504
Finish Line (c)	2,991	7,238
First Advantage Corp. (a) (c)	479	7,889
Fisher Communications, Inc. (a) (c)	510	19,360
Forrester Research, Inc. (a)	1,027	28,777
Fossil, Inc. (a)	3,023	126,906
Fred’s, Inc. (c)	2,806	27,022
FTD Group, Inc. (c)	861	11,090
FTI Consulting, Inc. (a) (c)	3,215	198,173
Furniture Brands International, Inc. (c)	3,169	31,880
G&K Services, Inc. (c)	1,494	56,055
Gaiam, Inc. - Class A (a) (c)	1,138	33,776
Gander Mountain Co. (a) (c)	336	1,656
GateHouse Media, Inc. (c)	1,103	9,684
Gaylord Entertainment Co. (a)	2,855	115,542
Gemstar-TV Guide International, Inc. (a) (c)	17,470	83,157
Genesco, Inc. (a) (c)	1,636	61,841
The Geo Group Inc. (a) (c)	3,286	92,008
Gevity HR, Inc.	1,842	14,165
G-III Apparel Group Ltd (a)	862	12,732
Global Sources Ltd (a) (c)	1,142	32,222
Glu Mobile, Inc. (a) (c)	484	2,526
Gray Television, Inc. (c)	3,019	24,212
Great Wolf Resorts, Inc. (a) (c)	1,884	18,482

The accompanying notes are an integral part of the financial statements.

60

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Consumer Discretionary - 16.2% (Continued)
Greenfield Online, Inc. (a)	1,427	$20,848
Group 1 Automotive, Inc. (c)	1,745	41,444
GSI Commerce, Inc. (a) (c)	1,317	25,682
Gymboree Corp. (a)	2,338	71,215
Harris Interactive, Inc. (a) (c)	3,812	16,239
Haverty Furniture Cos., Inc. (c)	1,582	14,222
Heelys, Inc. (a) (c)	446	3,104
Heidrick & Struggles International, Inc.	1,288	47,798
Helen of Troy Ltd. (a) (c)	2,013	34,503
hhgregg, Inc. (a) (c)	630	8,669
Hibbett Sports, Inc. (a) (c)	2,252	44,995
Home Solutions of America, Inc. (a) (c)	3,321	3,321
Hooker Furniture Corp. (c)	751	15,095
HOT Topic, Inc. (a)	3,105	18,071
Houston Wire & Cable Co. (c)	1,107	15,653
Hsw International, Inc. (a) (c)	900	5,607
Hudson Highland Group, Inc. (a)	1,725	14,507
Iconix Brand Group, Inc. (a) (c)	3,367	66,195
ICT Group, Inc. (a)	441	5,270
Ihop Corp. (c)	1,292	47,261
IKON Office Solutions, Inc. (c)	7,085	92,247
Infospace, Inc. (c)	2,192	41,210
infoUSA, Inc. (c)	2,360	21,075
Insight Enterprises, Inc. (a)	3,392	61,870
Inter Parfums, Inc. (c)	326	5,858
Internap Network Services Corp. (a) (c)	3,263	27,181
inVentiv Health, Inc. (a) (c)	2,050	63,468
iPass, Inc. (a) (c)	4,571	18,558
Isle of Capri Casinos, Inc. (a) (c)	1,050	14,459
J Crew Group, Inc. (a) (c)	2,583	124,526
Jack in the Box, Inc. (a)	4,394	113,233
Jackson Hewitt Tax Service, Inc. (c)	2,266	71,945
Jakks Pacific, Inc. (a) (c)	1,933	45,638
Jamba, Inc. (a) (c)	3,430	12,691
Jo-Ann Stores, Inc. (a) (c)	1,692	22,131
JOS A Bank Clothiers, Inc. (a) (c)	1,264	35,961
Journal Communications, Inc. (c)	3,074	27,482
Kellwood Co. (c)	1,799	29,935
Kelly Services, Inc. (c)	1,420	26,497
Kenneth Cole Productions, Inc. (c)	615	10,756
Kforce, Inc. (a)	2,085	20,329
Knology, Inc. (a) (c)	1,755	22,429
The Knot, Inc. (a) (c)	1,834	29,234
Korn/Ferry International (a)	2,977	56,027
Krispy Kreme Doughnuts, Inc. (a) (c)	3,858	12,191
K-Swiss, Inc. (c)	1,818	32,906
Lakes Entertainment, Inc. (a) (c)	1,609	11,150
Landry’s Restaurants, Inc. (c)	1,150	22,655
Lawson Products (c)	256	9,708
La-Z-Boy, Inc. (c)	3,636	28,833
Leapfrog Enterprises, Inc. (a) (c)	2,392	16,098
LECG Corp. (a) (c)	1,714	25,813
Lee Enterprises, Inc. (c)	3,214	47,085
Libbey, Inc. (c)	958	15,175
Life Time Fitness, Inc. (a) (c)	2,136	106,116
Lifetime Brands, Inc. (c)	756	9,813
Lin TV Corp. (a)	1,941	23,622
Lincoln Educational Services Corp. (a)	319	4,696

	SHARES	VALUE
Consumer Discretionary - 16.2% (Continued)
Liquidity Services, Inc. (a) (c)	545	$7,031
Lithia Motors, Inc. (c)	1,112	15,268
Live Nation, Inc. (a) (c)	4,482	65,079
LKQ Corp. (a) (c)	7,542	158,533
Lodgenet Entertainment Corp. (a) (c)	1,406	24,521
Lodgian, Inc. (a) (c)	1,597	17,982
LoJack Corp. (a) (c)	1,323	22,240
LoopNet, Inc. (a) (c)	1,777	24,967
Lululemon Athletica, Inc. (a) (c)	849	40,217
Magna Entertainment Corp. (a) (c)	2,808	2,724
Maidenform Brands, Inc. (a) (c)	1,519	20,552
Mannatech, Inc. (c)	1,100	6,952
Marchex, Inc. (c)	1,620	17,593
Marcus Corp. (c)	1,511	23,345
MarineMax, Inc. (a) (c)	1,106	17,143
Martha Stewart Living Omnimedia (a) (c)	1,778	16,482
Marvel Entertainment, Inc. (a) (c)	3,306	88,303
Matthews International Corp. (c)	2,259	105,879
MAXIMUS, Inc. (c)	1,507	58,185
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	837	9,985
Media General, Inc. (c)	1,553	33,001
Men’s Wearhouse, Inc. (c)	3,576	96,480
Midas, Inc. (a) (c)	1,091	15,994
Midway Games, Inc. (a) (c)	2,513	6,936
Monarch Casino & Resort, Inc. (a) (c)	697	16,784
Monro Muffler, Inc. (c)	1,188	23,154
Morgans Hotel Group Co. (a) (c)	1,264	24,370
Morton’s Restaurant Group, Inc. (a) (c)	673	6,279
Movado Group, Inc.	1,243	31,435
MPS Group, Inc. (a)	7,254	79,359
MTR Gaming Group, Inc. (a) (c)	1,594	10,823
Multimedia Games, Inc. (a) (c)	1,907	15,904
MWI Veterinary Supply, Inc. (a) (c)	376	15,040
National Cinemedia, Inc. (c)	2,910	73,361
National Presto Industries, Inc. (c)	333	17,536
Nautilus Group, Inc. (c)	2,307	11,189
Navigant Consulting, Inc. (a) (c)	3,840	52,493
Net 1 UEPS Technologies, Inc. (a)	2,768	81,268
NetFlix, Inc. (a) (c)	3,167	84,306
New York & Company, Inc. (a)	1,503	9,589
Nexstar Broadcasting Group, Inc. (a) (c)	699	6,389
NIC, Inc. (c)	2,688	22,687
Nu Skin Enterprises, Inc.	3,332	54,745
O’Charleys, Inc. (c)	1,623	24,313
On Assignment, Inc. (a) (c)	2,386	16,726
Orbitz Worldwide, Inc. (a) (c)	2,276	19,346
Overstock.com, Inc. (a) (c)	744	11,554
Oxford Industries, Inc.	1,016	26,182
Pacific Sunwear Of California (a) (c)	4,676	65,978
The Pantry Inc. (a)	1,593	41,625
Papa John’s International, Inc. (a) (c)	1,711	38,840
PC Connection, Inc. (a) (c)	615	6,980
PeopleSupport, Inc. (a) (c)	1,647	22,531
PEP Boys-Manny, Moe & Jack (c)	2,776	31,868
Perficient, Inc. (a) (c)	1,929	30,362
Perry Ellis International, Inc. (a) (c)	799	12,289
PetMed Express, Inc. (a) (c)	1,319	15,960
PF Chang’s China Bistro, Inc. (a) (c)	1,862	42,528

The accompanying notes are an integral part of the financial statements.

61

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Consumer Discretionary - 16.2% (Continued)
PHH Corp. (a) (c)	3,742	$66,009
Pier 1 Imports, Inc. (a) (c)	6,128	32,049
Pinnacle Entertainment, Inc. (a) (c)	3,952	93,109
Playboy Enterprises, Inc. (a) (c)	1,495	13,634
Premier Exhibitions, Inc. (a) (c)	1,924	21,049
Pre-Paid Legal Services, Inc. (a) (c)	656	36,310
Prestige Brands Holdings, Inc. (a) (c)	2,340	17,503
Priceline.com, Inc. (a) (c)	2,513	288,643
Pricesmart, Inc. (c)	518	15,571
Primedia, Inc. (c)	2,906	24,701
Protection One, Inc. (a) (c)	430	5,113
Providence Service Corp. (a) (c)	843	23,722
Quiksilver, Inc. (a)	8,574	73,565
Radio One, Inc. (a) (c)	5,375	12,739
RC2 Corp. (a)	1,462	41,038
Red Robin Gourmet Burgers, Inc. (a) (c)	1,162	37,172
Regis Corp.	2,926	81,811
Renaissance Learning, Inc. (c)	526	7,364
Rent-A-Center, Inc. (a)	4,879	70,843
Resources Connection, Inc.	3,383	61,435
Retail Ventures, Inc. (a) (c)	1,489	7,579
Revlon, Inc. (a) (c)	13,647	16,103
Riviera Holdings Corp. (a) (c)	735	22,638
Rollins, Inc. (c)	3,117	59,846
RSC Holdings, Inc. (a) (c)	1,374	17,244
Ruby Tuesday, Inc. (c)	3,762	36,680
Rush Enterprises, Inc. - Class A (a) (c)	2,295	41,723
Russ Berrie & Co, Inc. (a) (c)	826	13,513
Ruth’s Chris Steak House, Inc. (a) (c)	1,226	10,960
Salem Communications Corp. (c)	741	4,883
Sally Beauty Holdings, Inc. (a) (c)	6,224	56,327
Schawk, Inc.	1,033	16,032
Scholastic Corp. (a) (c)	2,066	72,083
School Specialty, Inc. (a) (c)	1,477	51,030
Sealy Corp. (c)	2,966	33,190
Select Comfort Corp. (a) (c)	3,784	26,526
Shoe Carnival, Inc. (a) (c)	562	7,930
Shuffle Master, Inc. (a) (c)	2,443	29,292
Shutterfly, Inc. (a) (c)	952	24,390
Sinclair Broadcast Group, Inc. (c)	3,201	26,280
Six Flags, Inc. (a) (c)	5,004	10,158
Skechers U.S.A., Inc. (a)	1,348	26,299
Smith & Wesson Holding Corp. (a) (c)	2,051	12,511
Sohu.com, Inc. (a) (c)	1,815	98,954
Sonic Automotive, Inc. (c)	2,117	40,985
Sonic Corp. (a) (c)	4,387	96,075
Source Interlink Companies, Inc. (a) (c)	2,394	6,895
Spanish Broadcasting System (a) (c)	3,131	5,792
Spectrum Brands, Inc. (a) (c)	2,594	13,826
Speedway Motorsports, Inc. (c)	1,075	33,411
Spherion Corp. (a) (c)	4,044	29,440
Stage Stores, Inc. (c)	3,064	45,347
Stamps.com, Inc. (a)	1,311	15,968
Standard Parking Corp. (a)	332	16,099
The Steak n Shake Co. (a) (c)	1,979	21,571
Stein Mart, Inc. (c)	1,842	8,731
Steiner Leisure Ltd. (a) (c)	1,123	49,592
Steinway Musical Instruments	492	13,564

	SHARES	VALUE
Consumer Discretionary - 16.2% (Continued)
Steven Madden Ltd. (a)	1,462	$29,240
Stewart Enterprises, Inc. (c)	7,393	65,798
Strayer Education, Inc.	1,007	171,774
Sturm Ruger & Co, Inc. (a) (c)	1,492	12,354
Sun-times Media Group, Inc. (a) (c)	4,879	10,734
Syms Corp. (c)	458	6,916
Systemax, Inc. (c)	647	13,147
Take-Two Interactive Software, Inc. (a) (c)	5,028	92,767
The Talbots, Inc. (c)	1,581	18,687
TeleTech Holdings, Inc. (a)	2,781	59,152
Tempur-Pedic International, Inc. (c)	4,887	126,915
Tetra Tech, Inc. (a) (c)	4,034	86,731
Texas Roadhouse, Inc. (a) (c)	3,663	40,513
THQ, Inc. (a) (c)	4,484	126,404
Timberland Co. (a) (c)	3,135	56,681
Tivo, Inc. (a) (c)	5,968	49,773
Town Sports International Holdings, Inc. (a) (c)	1,071	10,239
Travelzoo, Inc. (a) (c)	191	2,613
Triarc Companies (c)	4,328	37,913
True Religion Apparel, Inc. (a) (c)	926	19,770
Trueblue, Inc. (a) (c)	3,067	44,410
Trump Entertainment Resorts, Inc. (a) (c)	2,176	9,357
Tuesday Morning Corp. (c)	2,106	10,677
Tupperware Corp.	4,262	140,774
Tween Brands, Inc. (a) (c)	2,154	57,038
Ulta Salon Cosmetics & Frag Inc Com (a) (c)	875	15,006
Under Armour, Inc. (a) (c)	1,460	63,758
Unifirst Corp.	938	35,644
United Natural Foods, Inc. (a) (c)	2,965	94,050
United Online, Inc. (c)	4,513	53,344
United Stationers, Inc. (a) (c)	1,652	76,339
Universal Electronics, Inc. (a) (c)	970	32,437
Universal Technical Institute, Inc. (a) (c)	1,612	27,404
USANA Health Sciences, Inc. (a) (c)	658	24,399
Vail Resorts, Inc. (a) (c)	2,127	114,454
Valassis Communications, Inc. (a) (c)	3,359	39,267
Valueclick, Inc. (a) (c)	6,736	147,518
Valuevision Media, Inc. (a) (c)	2,142	13,473
Viad Corp. (c)	1,560	49,265
VistaPrint Limited (a) (c)	2,887	123,708
Volcom, Inc. (a) (c)	921	20,290
Volt Information Sciences, Inc. (a)	834	15,229
Warnaco Group, Inc. (a)	3,303	114,944
Waste Connections, Inc. (a)	4,695	145,075
Waste Industries USA, Inc. (c)	500	18,150
Waste Services, Inc. (a) (c)	1,296	11,107
Watson Wyatt & Co. Holdings	2,976	138,116
West Marine, Inc. (a) (c)	960	8,621
Westwood One, Inc. (c)	4,938	9,827
Wet Seal, Inc. (a) (c)	5,484	12,778
Weyco Group, Inc. (c)	465	12,788
WMS Industries, Inc. (a) (c)	2,845	104,241
Wolverine World Wide, Inc.	3,523	86,384
World Fuel Services Corp.	1,931	56,057
World Wrestling Entertainment, Inc.	1,504	22,199
Zale Corp. (a) (c)	3,366	54,058
Zumiez, Inc. (a) (c)	1,013	24,677
		14,920,029

The accompanying notes are an integral part of the financial statements.

62

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Consumer Staples - 2.1%
Alliance One International, Inc. (a) (c)	6,674	$27,163
American Dairy, Inc. (a) (c)	428	5,543
Arden Group, Inc. (c)	73	11,292
Boston Beer Co, Inc. (a) (c)	659	24,811
Cal-Maine Foods, Inc. (c)	833	22,100
Casey’s General Stores, Inc. (c)	3,539	104,790
Chiquita Brands International, Inc. (a) (c)	2,957	54,379
Coca-Cola Bottling Co. Consolidated	327	19,254
Farmer Bros Co. (c)	470	10,805
Flowers Foods, Inc.	5,448	127,538
Fresh Del Monte Produce, Inc. (c)	1,865	62,627
Great Atlantic & Pacific Tea Co. (a) (c)	1,627	50,974
Green Mountain Coffee Roasters, Inc. (a) (c)	1,008	41,026
Hain Celestial Group, Inc. (a) (c)	2,618	83,776
Imperial Sugar Co. (c)	736	13,815
Ingles Markets, Inc. (c)	827	20,998
J&J Snack Foods Corp.	921	28,809
Jones Soda Co. (a) (c)	1,777	13,221
Lance, Inc.	2,128	43,454
Longs Drug Stores Corp.	2,235	105,045
M&F Worldwide Corp. (a)	708	38,126
Maui Land & Pineapple Co, Inc. (a) (c)	249	7,248
Nash Finch Co. (c)	937	33,057
National Beverage Corp. (c)	658	5,290
Peet’s Coffee & Tea, Inc. (a) (c)	971	28,227
Performance Food Group Co. (a) (c)	2,428	65,240
Pilgrim’s Pride Corp. (c)	2,843	82,305
Ralcorp Holdings, Inc. (a)	1,863	113,252
Reddy Ice Holdings, Inc.	1,172	29,663
Ruddick Corp.	2,795	96,903
Sanderson Farms, Inc. (c)	1,193	40,300
Schweitzer-Mauduit International, Inc. (c)	1,085	28,112
Seaboard Corp.	23	33,810
Sensient Technologies Corp. (c)	3,257	92,108
Spartan Stores, Inc. (c)	1,479	33,795
Synutra International, Inc. (a) (c)	275	8,305
Tiens Biotech Group USA, Inc. (a) (c)	230	538
Tootsie Roll Industries, Inc. (c)	2,573	70,552
TreeHouse Foods, Inc. (a) (c)	2,184	50,210
Universal Corp. (c)	1,808	92,606
Vector Group Ltd. (c)	2,023	40,581
Village Super Market, Inc. - Class A	214	10,890
Weis Markets, Inc. (c)	621	24,803
Winn Dixie Stores, Inc. (a) (c)	2,266	38,227
		1,935,568
Energy - 5.5%
Allis-Chalmers Energy, Inc. (a) (c)	1,898	27,996
Alon USA Energy, Inc. (c)	803	21,826
Alpha Natural Resources, Inc. (a) (c)	4,341	140,996
Apco Argentina Inc Cayman Is (c)	600	16,512
Approach Resources, Inc. (a)	580	7,459
Arena Resources, Inc. (a) (c)	1,652	68,905
Atlas America, Inc.	1,491	88,237
ATP Oil & Gas Corp. (a) (c)	1,417	71,615
Atwood Oceanics, Inc. (a) (c)	1,897	190,155
Aventine Renewable Energy Holdings, Inc. (a) (c)	2,126	27,128
Basic Energy Services, Inc. (a) (c)	2,687	58,980

	SHARES	VALUE
Energy - 5.5% (Continued)
Berry Petroleum Co. - Class A (c)	2,484	$110,414
Bill Barrett Corp. (a) (c)	2,000	83,740
Bois D’Arc Energy, Inc. (a) (c)	1,130	22,431
BPZ Energy, Inc. (a) (c)	2,998	33,518
Brigham Exploration Co. (a) (c)	3,195	24,026
Bronco Drilling Company, Inc. (a) (c)	1,713	25,438
Cal Dive International, Inc. (a) (c)	2,893	38,303
Callon Petroleum Co. (a) (c)	1,427	23,474
CARBO Ceramics, Inc. (c)	1,409	52,415
Carrizo Oil & Gas, Inc. (a) (c)	1,558	85,301
Clayton Williams Energy, Inc. (a) (c)	371	11,560
Clean Energy Fuels Corp. (a) (c)	659	9,977
Complete Production Services, Inc. (a) (c)	2,819	50,657
Comstock Resources, Inc. (a)	3,017	102,578
Concho Resources, Inc. (a)	1,545	31,842
Contango Oil & Gas Company (a) (c)	874	44,478
Crosstex Energy, Inc. (c)	2,228	82,971
CVR Energy, Inc. (a) (c)	1,340	33,420
Dawson Geophysical Co. (a) (c)	490	35,015
Delek US Holdings, Inc. (c)	670	13,554
Delta Petroleum Corp. (a) (c)	4,509	84,995
Dril-Quip, Inc. (a) (c)	1,767	98,351
Edge Petroleum Corp. (a) (c)	1,883	11,166
Encore Acquisition Co. (a) (c)	3,708	123,736
Energy Partners Ltd. (a) (c)	2,065	24,388
Enernoc, Inc. (a) (c)	250	12,275
Evergreen Energy, Inc. (a) (c)	4,986	11,119
Evergreen Solar, Inc. (a) (c)	6,200	107,074
EXCO Resources, Inc. (a) (c)	3,655	56,579
Exterran Holdings, Inc. (a) (c)	4,118	336,852
Flotek Inds Inc Del (a) (c)	1,206	43,464
FuelCell Energy, Inc. (a) (c)	3,737	37,071
FX Energy, Inc. (a) (c)	2,332	13,246
GeoGlobal Resources, Inc. (a) (c)	2,105	10,420
Geokinetics, Inc. (a) (c)	451	8,772
GeoMet, Inc. (a) (c)	692	3,598
GMX Resources, Inc. (a) (c)	523	16,882
Goodrich Petroleum Corp. (a) (c)	1,003	22,688
Grey Wolf, Inc. (a) (c)	12,320	65,666
Gulf Island Fabrication, Inc.	808	25,622
Gulfport Energy Corp. (a) (c)	907	16,562
Harvest Natural Resources, Inc. (a) (c)	2,612	32,650
Hercules Offshore, Inc. (a) (c)	5,559	132,193
Hornbeck Offshore Services, Inc. (a) (c)	1,494	67,155
International Coal Group, Inc. (a) (c)	7,981	42,778
Lufkin Industries, Inc. (c)	993	56,889
Mariner Energy, Inc. (a) (c)	5,749	131,537
Markwest Hydrocarbon, Inc. (c)	438	27,441
Matrix Service Co. (a) (c)	1,617	35,283
McMoRan Exploration Co. (a) (c)	1,718	22,489
Meridian Resource Corp. (a) (c)	6,107	11,054
NATCO Group, Inc. (a) (c)	1,027	55,612
Newpark Resources (a) (c)	6,289	34,275
Nova Biosource Fuels, Inc. (a) (c)	1,969	5,710
Oil States International, Inc. (a) (c)	3,235	110,378
Oilsands Quest, Inc. (a) (c)	7,040	28,723
Ormat Technologies, Inc. (c)	904	49,729
Pacific Ethanol, Inc. (a) (c)	1,930	15,845

The accompanying notes are an integral part of the financial statements.

63

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Energy - 5.5% (Continued)
Parallel Petroleum Corp. (a) (c)	2,633	$46,420
Parker Drilling Co. (a) (c)	7,597	57,357
Penn Virginia Corp.	2,620	114,311
Petrohawk Energy Corp. (a) (c)	11,241	194,582
Petroleum Development Corp. (a) (c)	1,034	61,140
Petroquest Energy, Inc. (a)	2,877	41,141
Pioneer Drilling Co. (a) (c)	2,906	34,523
Rentech, Inc. (a) (c)	9,709	17,573
Resource America, Inc. (c)	1,106	16,225
Rex Energy Corporation (a) (c)	644	7,683
Rosetta Resources, Inc. (a) (c)	3,558	70,555
RPC, Inc. (c)	2,247	26,312
Stone Energy Corp. (a) (c)	1,917	89,926
Sulphco, Inc. (a) (c)	2,450	12,789
Superior Offshore International, Inc. (a) (c)	673	3,378
Superior Well Services, Inc. (a) (c)	911	19,331
Swift Energy Co. (a) (c)	2,049	90,218
T-3 Energy Services, Inc. (a)	93	4,372
Toreador Resources Corp. (a) (c)	926	6,473
Trico Marine Service, Inc. (a) (c)	833	30,838
TXCO Resources, Inc. (a) (c)	2,051	24,735
Union Drilling, Inc. (a) (c)	942	14,855
US Bioenergy Corp. (a) (c)	797	9,333
Vaalco Energy, Inc. (a) (c)	4,047	18,819
Venoco, Inc. (a)	827	16,482
VeraSun Energy Corp. (a) (c)	2,151	32,867
Verenium Corporation (a) (c)	2,141	10,684
Warren Resources, Inc. (a) (c)	3,751	53,002
W-H Energy Services, Inc. (a)	2,072	116,467
Whiting Petroleum Corp. (a) (c)	2,598	149,801
Willbros Group, Inc. (a) (c)	2,484	95,112
		5,112,492
Financial - 19.1%
1st Source Corp. (c)	894	15,475
Abington Bancorp, Inc. (c)	726	6,824
Acadia Realty Trust (c)	2,232	57,162
Advance America Cash Advance Centers, Inc. (c)	4,748	48,240
Advanta Corp. - Class B (c)	2,447	19,747
Advent Software, Inc. (a) (c)	1,429	77,309
Agree Realty Corp. (c)	541	16,284
Alabama National Bancorporation	1,159	90,182
Alesco Financial, Inc. (c)	3,628	11,900
Alexander’s, Inc. (a) (c)	133	46,982
Alexandria Real Estate Equities, Inc. (c)	2,131	216,659
Alfa Corp. (c)	2,286	49,538
Amcore Financial, Inc. (c)	1,537	34,890
American Campus Communities, Inc.	1,609	43,202
American Equity Investment Life Holding Co. (c)	3,911	32,422
American Financial Realty Trust (c)	9,109	73,054
American Physicians Capital, Inc. (c)	685	28,400
AmericanWest Bancorp (c)	793	13,981
Ameris Bancorp (c)	911	15,350
Amerisafe, Inc. (a) (c)	1,236	19,170
Ampal American Israel Corp. (a) (c)	1,162	8,587
Amtrust Financial Services, Inc.	1,798	24,758
Anchor Bancorp Wisconsin, Inc. (c)	1,473	34,645
Anthracite Capital, Inc. (c)	4,014	29,061

	SHARES	VALUE
Financial - 19.1% (Continued)
Anworth Mortgage Asset Corp. (c)	3,187	$26,325
Apollo Investment Corp. (c)	8,056	137,355
Arbor Realty Trust, Inc. (c)	801	12,904
Ares Capital Corp. (c)	4,841	70,824
Argo Group International Holdings Ltd (a) (c)	1,820	76,677
Ashford Hospitality Trust, Inc. (c)	7,176	51,595
Aspen Insurance Holdings Ltd	5,768	166,349
Asset Acceptance Capital Corp. (c)	1,088	11,326
Associated Estates Realty Corp. (c)	1,037	9,789
Assured Guaranty Ltd	4,472	118,687
Asta Funding, Inc. (c)	788	20,835
Baldwin & Lyons, Inc. (c)	544	14,938
Bancfirst Corp. (c)	434	18,597
Banco Latinoamericano de Exportaciones SA (c)	1,834	29,913
The Bancorp, Inc. (a) (c)	744	10,014
Bank Mutual Corp.	4,280	45,240
Bank of the Ozarks, Inc. (c)	831	21,772
BankAtlantic Bancorp, Inc. (c)	3,316	13,596
BankFinancial Corp. (c)	1,720	27,210
Bankrate, Inc. (a) (c)	698	33,567
BankUnited Financial Corp. (c)	2,199	15,173
Banner Corp. (c)	854	24,535
Beneficial Mutual Bancorp Inc Com (a) (c)	2,444	23,756
Berkshire Hills Bancorp, Inc. (c)	576	14,976
BioMed Realty Trust, Inc.	4,585	106,234
Blackrock Kelso Capital Corp Com (c)	668	10,207
Boston Private Financial Holdings, Inc. (c)	2,475	67,023
Brookline Bancorp, Inc. (c)	4,330	43,993
BRT Realty Trust (c)	463	7,084
Calamos Asset Management, Inc. (c)	1,628	48,482
Capital City Bank Group, Inc. (c)	875	24,692
Capital Corp of the West (c)	634	12,319
Capital Southwest Corp. (c)	153	18,115
Capital Trust, Inc. - Class A (c)	748	22,926
Capitol Bancorp Ltd. (c)	942	18,953
Caplease, Inc. (c)	2,331	19,627
Cascade Bancorp (c)	1,481	20,616
Cash America International, Inc.	2,080	67,184
Cass Information Systems, Inc. (c)	415	13,865
Castlepoint Holdings Ltd (c)	522	6,264
Cathay General Bancorp (c)	3,621	95,920
CBRE Realty Finance, Inc. (c)	1,922	10,263
Cedar Shopping Centers, Inc. (c)	3,024	30,936
Centennial Bank Holdings Inc. (a) (c)	4,153	24,004
Centerline Holdings Co.	3,656	27,859
Center Financial Corp. (c)	815	10,041
Central Pacific Financial Corp. (c)	2,143	39,560
Chemical Financial Corp. (c)	1,761	41,894
Chimera Investment Corp. (a) (c)	2,230	39,872
Chittenden Corp.	3,289	117,154
Citizens Banking Corp. (c)	5,298	76,874
Citizens, Inc. (a) (c)	2,245	12,415
City Bank (c)	867	19,438
City Holding Co.	1,190	40,270
Clayton Holdings, Inc. (a) (c)	561	2,900
Clifton Savings Bancorp, Inc. (c)	937	9,183
CNA Surety Corp. (a)	1,124	22,244
CoBiz, Inc. (c)	1,091	16,223

The accompanying notes are an integral part of the financial statements.

64

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Financial - 19.1% (Continued)
Cohen & Steers, Inc. (c)	963	$28,861
Columbia Banking System, Inc.	1,126	33,476
Commerce Group, Inc. (c)	3,530	127,009
Community Bancorp (a) (c)	603	10,474
Community Bank System, Inc. (c)	2,101	41,747
Community Trust Bancorp, Inc.	1,057	29,099
CompuCredit Corp. (a) (c)	1,455	14,521
Corporate Office Properties Trust	2,573	81,050
Corus Bankshares, Inc. (c)	2,745	29,289
Cousins Properties, Inc. (c)	2,691	59,471
Cowen Group, Inc. (a) (c)	1,054	10,024
Crawford & Co. (a) (c)	1,640	6,806
Credit Acceptance Corp. (a) (c)	635	13,125
Crystal River Capital, Inc. (c)	1,647	23,783
CVB Financial Corp. (c)	4,715	48,753
Cybersource Corp. (a) (c)	4,365	77,566
Darwin Professional Underwriters, Inc. (a) (c)	340	8,218
Dct Industrial Trust, Inc. (c)	11,659	108,545
Deerfield Capital Corp. (c)	3,480	27,840
Delphi Financial Group (c)	2,909	102,630
Deluxe Corp.	3,606	118,601
DiamondRock Hospitality Co. (c)	6,103	91,423
Digital Realty Trust, Inc. (c)	3,474	133,297
Dime Community Bancshares (c)	1,727	22,054
Dollar Financial Corp. (a) (c)	863	26,485
Donegal Group, Inc. (c)	916	15,728
Downey Financial Corp. (c)	1,478	45,981
Duff & Phelps Corp New (a)	631	12,418
Eastgroup Properties (c)	1,660	69,471
Education Realty Trust, Inc. (c)	1,856	20,861
eHealth, Inc. (a) (c)	368	11,816
Electro Rent Corp. (c)	1,281	19,023
EMC INS Group, Inc. (c)	416	9,847
Employers Holdings, Inc. (c)	3,930	65,670
Encore Capital Group, Inc. (a) (c)	1,065	10,309
Enstar Group Limited (c)	468	57,293
Enterprise Financial Services Corp. (c)	632	15,048
Entertainment Properties Trust (c)	1,859	87,373
Epoch Holding Corp. (c)	580	8,700
Equity Lifestyle Properties, Inc.	1,364	62,294
Equity One, Inc. (c)	2,680	61,720
eSpeed, Inc. - Class A (a) (c)	1,440	16,272
Euronet Worldwide, Inc. (a) (c)	3,173	95,190
Evercore Partners, Inc. (c)	577	12,434
ExlService Holdings, Inc. (a) (c)	1,481	34,181
Extra Space Storage, Inc. (c)	4,045	57,803
FBL Financial Group, Inc. (c)	955	32,976
FBR Capital Markets Corp. (a) (c)	2,085	19,974
Fcstone Group, Inc. (a)	589	27,112
Federal Agricultural Mortgage Corp. (c)	779	20,503
FelCor Lodging Trust, Inc.	4,276	66,663
Financial Federal Corp. (c)	1,902	42,396
First Acceptance Corp. (a) (c)	1,175	4,958
First Bancorp Puerto Rico (c)	4,931	35,947
First Bancorp/Troy NC (c)	834	15,754
First Busey Corp. (c)	1,779	35,331
First Cash Financial Services, Inc. (a) (c)	1,960	28,773
First Charter Corp. (c)	2,411	71,992

	SHARES	VALUE
Financial - 19.1% (Continued)
First Commonwealth Financial Corp. (c)	4,963	$52,856
First Community Bancorp/CA (c)	1,618	66,726
First Community Bancshares, Inc/VA (c)	669	21,334
First Financial Bancorp (c)	2,358	26,881
First Financial Bankshares, Inc. (c)	1,459	54,931
First Financial Corp/IN (c)	935	26,498
First Financial Holdings, Inc. (c)	845	23,170
First Indiana Corp.	896	28,672
First Industrial Realty Trust, Inc. (c)	3,143	108,748
First Merchants Corp. (c)	1,296	28,305
First Mercury Financial Corp. (a)	737	17,983
First Midwest Bancorp, Inc/IL (c)	3,505	107,253
First Niagara Financial Group, Inc. (c)	7,117	85,689
First Place Financial Corp/OH (c)	1,170	16,368
First Potomac Realty Trust (c)	1,686	29,151
First Regional Bancorp (a) (c)	544	10,276
First South Bancorp, Inc. (c)	548	12,160
First State Bancorp. (c)	1,430	19,877
FirstFed Financial Corp. (a) (c)	1,167	41,802
FirstMerit Corp. (c)	5,605	112,156
Flagstar Bancorp, Inc. (c)	2,853	19,885
Flagstone Reinsurance Holdings Lt (c)	905	12,579
Flushing Financial Corp. (c)	1,344	21,571
FNB Corp/Hermitage PA (c)	4,245	62,401
FPIC Insurance Group, Inc. (a) (c)	700	30,086
Franklin Bank Corp/Houston TX (a) (c)	1,646	7,094
Franklin Street Properties Corp. (c)	4,104	60,739
Fremont General Corp. (c)	4,616	16,156
Friedman Billings Ramsey Group, Inc. (c)	10,320	32,405
Frontier Financial Corp. (c)	2,796	51,922
Gamco Investors, Inc. (c)	394	27,265
Getty Realty Corp. (c)	1,233	32,896
GFI Group, Inc. (a) (c)	1,064	101,846
Glacier Bancorp, Inc. (c)	3,669	68,757
Gladstone Capital Corp. (c)	865	14,705
Glimcher Realty Trust (c)	2,575	36,797
Global Cash Access, Inc. (a) (c)	2,914	17,659
GMH Communities Trust	2,789	15,395
Gramercy Capital Corp. (c)	1,313	31,919
Great Southern Bancorp, Inc. (c)	702	15,416
Greene County Bancshares, Inc. (c)	607	11,654
Greenhill & Co, Inc. (c)	1,238	82,302
Greenlight Capital RE Ltd (a) (c)	605	12,578
H&E Equipment Services, Inc. (a) (c)	1,171	22,108
Hallmark Financial Services, Inc. (a) (c)	304	4,821
Hancock Holding Co. (c)	1,900	72,580
Hanmi Financial Corp. (c)	2,857	24,627
Harleysville Group, Inc.	965	34,142
Harleysville National Corp. (c)	2,031	29,592
Healthcare Realty Trust, Inc. (c)	3,359	85,285
Heartland Financial USA, Inc. (c)	1,017	18,886
Heartland Payment Systems, Inc. (c)	1,030	27,604
Heckmann Corp. (a)	3,594	26,416
Hercules Tech Growth Cap, Inc. (c)	1,523	18,916
Heritage Commerce Corp. (c)	834	15,337
Hersha Hospitality Trust	2,220	21,090
Highwoods Properties, Inc. (c)	3,801	111,673
Hilb Rogal & Hobbs Co.	2,543	103,170

The accompanying notes are an integral part of the financial statements.

65

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Financial - 19.1% (Continued)
Home Bancshares, Inc. (c)	777	$16,294
Home Properties, Inc. (c)	2,195	98,446
Horace Mann Educators Corp.	3,021	57,218
Horizon Financial Corp. (c)	830	14,475
Huron Consulting Group, Inc. (a)	1,222	98,530
Hypercom Corp. (a) (c)	3,775	18,800
IBERIABANK Corp. (c)	652	30,481
IMPAC Mortgage Holdings, Inc. (c)	5,354	2,998
Imperial Cap Bancorp, Inc.	391	7,155
Independence Holding Co. (c)	354	4,478
Independent Bank Corp. Massachusetts (c)	1,059	28,826
Independent Bank Corp. Michigan (c)	1,611	15,305
Infinity Property & Casualty Corp. (c)	1,452	52,461
Inland Real Estate Corp. (c)	3,832	54,261
Integra Bank Corp. (c)	1,172	16,537
Interactive Brokers Group, Inc. (a) (c)	2,655	85,810
Interactive Data Corp.	2,521	83,218
International Bancshares Corp. (c)	3,598	75,342
INVESTools, Inc. (a) (c)	3,190	56,591
Investors Bancorp, Inc. (a) (c)	3,733	52,785
Investors Real Estate Trust (c)	3,280	29,422
IPC Holdings Ltd (c)	4,183	120,763
Irwin Financial Corp. (c)	1,423	10,459
Jack Henry & Associates, Inc. (c)	5,203	126,641
JER Investors Trust, Inc. (c)	1,804	19,429
Kansas City Life Insurance Co. (c)	281	12,249
Kayne Anderson Energy Dev Co. (c)	660	15,121
KBW, Inc. (a) (c)	1,935	49,517
Kearny Financial Corp. (c)	1,535	18,282
K-Fed Bancorp (c)	327	3,299
Kite Realty Group Trust	1,384	21,134
KNBT Bancorp, Inc.	2,036	31,395
Knight Capital Group, Inc. (a)	7,334	105,610
Kohlberg Capital Corp.	935	11,220
LaBranche & Co, Inc. (a)	3,729	18,794
Ladenburg Thalman Financial Services, Inc. (a) (c)	6,312	13,381
Lakeland Bancorp, Inc. (c)	1,403	16,261
Lakeland Financial Corp. (c)	848	17,723
LandAmerica Financial Group, Inc. (c)	1,130	37,799
LaSalle Hotel Properties (c)	2,805	89,480
Lexington Corporate Properties Trust (c)	4,360	63,394
LTC Properties, Inc.	1,643	41,157
Luminent Mortgage Capital, Inc. (c)	3,347	2,611
Macatawa Bank Corp. (c)	1,071	9,200
Maguire Properties, Inc. (c)	2,661	78,420
MainSource Financial Group, Inc. (c)	1,327	20,648
MarketAxess Holdings, Inc. (a) (c)	2,270	29,124
Max RE Capital Ltd Hamilton (c)	3,984	111,512
MB Financial Corp. (c)	2,408	74,239
MCG Capital Corp. (c)	4,033	46,742
Mcgrath Rentcorp (c)	1,542	39,707
Meadowbrook Insurance Group, Inc. (a)	1,771	16,665
Medical Properties Trust, Inc. (c)	2,816	28,695
MFA Mortgage Investments, Inc. (c)	7,088	65,564
Mid-America Apartment Communities, Inc. (c)	1,659	70,922
The Midland Co.	780	50,458
Midwest Banc Holdings, Inc. (c)	1,334	16,568
Mission West Properties (c)	1,300	12,363
Montpelier RE Holdings Ltd. (c)	7,275	123,748

	SHARES	VALUE
Financial - 19.1% (Continued)
Morningstar, Inc. (a) (c)	987	$76,739
Move, Inc. (a) (c)	7,040	17,248
MVC Capital, Inc. (c)	1,198	19,336
Nara Bancorp, Inc. (c)	1,491	17,400
NASB Financial, Inc. (c)	278	7,334
National Financial Partners Corp. (c)	2,628	119,863
National Health Investors, Inc.	1,655	46,175
National Interstate Corp. (c)	350	11,585
National Penn Bancshares, Inc. (c)	3,482	52,717
National Retail Properties, Inc. (c)	4,562	106,660
National Western Life Insurance Co.	124	25,714
Nationwide Health Properties, Inc. (c)	5,939	186,306
Navigators Group, Inc. (a) (c)	917	59,605
NBT Bancorp, Inc. (c)	2,419	55,202
Nelnet, Inc. (c)	1,160	14,744
NewAlliance Bancshares, Inc. (c)	8,002	92,183
Newcastle Investment Corp. (c)	2,738	35,484
Newstar Financial, Inc. (a) (c)	957	7,924
Nexcen Brands, Inc. (a) (c)	2,815	13,625
NGP Capital Resources Co. (c)	1,228	19,194
Northfield Bancorp Inc New (a) (c)	1,349	14,596
NorthStar Realty Finance Corp. (c)	4,123	36,777
Northwest Bancorp, Inc. (c)	1,312	34,860
Novastar Financial, Inc. (a) (c)	649	1,876
NYMAGIC, Inc. (c)	377	8,720
Ocwen Financial Corp. (a) (c)	2,405	13,324
Odyssey RE Holdings Corp. (c)	1,865	68,464
Old National Bancorp (c)	4,718	70,581
Old Second Bancorp, Inc. (c)	953	25,531
Omega Financial Corp. (c)	885	25,895
Omega Healthcare Investors, Inc. (c)	4,695	75,355
Online Resources Corp. (a) (c)	1,582	18,857
optionsXpress Holdings, Inc. (c)	2,884	97,537
Oriental Financial Group (c)	1,477	19,807
Oritani Financial Corp. (a) (c)	844	10,381
Pacific Capital Bancorp (c)	3,282	66,067
Park National Corp. (c)	835	53,857
Parkway Properties, Inc. (c)	1,065	39,384
Patriot Capital Funding, Inc. (c)	1,207	12,179
Pennantpark Investment Corp.	1,313	13,156
Pennsylvania Real Estate Investment Trust (c)	2,113	62,714
Penson Worldwide, Inc. (a) (c)	958	13,747
Peoples Bancorp Inc. (c)	707	17,597
PFF Bancorp, Inc. (c)	1,721	20,721
The Phoenix Cos., Inc. (c)	7,917	93,975
Pico Holdings, Inc. (a) (c)	1,010	33,956
Pinnacle Financial Partners, Inc. (a) (c)	1,078	27,403
Piper Jaffray Companies, Inc. (a) (c)	1,305	60,448
Platinum Underwriters Holdings Ltd	3,936	139,964
PMA Capital Corp. (a) (c)	2,270	18,659
Portfolio Recovery Associates, Inc. (c)	1,116	44,272
Post Properties, Inc.	3,015	105,887
Potlatch Corp.	2,714	120,610
Preferred Bank (c)	445	11,579
Presidential Life Corp. (c)	1,508	26,405
Primus Guaranty Ltd (a) (c)	2,960	20,750
PrivateBancorp, Inc. (c)	1,192	38,919
ProAssurance Corp. (a) (c)	2,333	128,128
Prospect Capital Corporation (c)	1,315	17,161

The accompanying notes are an integral part of the financial statements.

66

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Financial - 19.1% (Continued)
Prosperity Bancshares, Inc.	2,448	$71,947
Provident Bankshares Corp.	2,318	49,582
Provident Financial Services, Inc. (c)	4,542	65,496
Provident New York Bancorp (c)	2,985	38,566
PS Business Parks, Inc.	1,121	58,909
Pzena Investment Mgmt, Inc. (a) (c)	407	4,640
QC Holdings, Inc. (c)	410	4,612
RAIT Investment Trust (c)	4,369	37,661
Ram Holdings Ltd (a) (c)	1,210	5,977
Ramco-Gershenson Properties	1,184	25,302
Realty Income Corp. (c)	6,616	178,764
Redwood Trust, Inc. (c)	1,364	46,703
Renasant Corp. (c)	1,036	22,347
Republic Bancorp Inc./KY (c)	555	9,174
RLI Corp. (c)	1,391	78,995
Rockville Financial, Inc. (c)	616	7,515
Roma Financial Corp. (c)	676	10,606
Royal Bancshares of Pennsylvania (c)	338	3,718
S&T Bancorp, Inc. (c)	1,827	50,498
S1 Corp. (a) (c)	3,654	26,674
Safety Insurance Group, Inc. (c)	1,000	36,620
Sanders Morris Harris Group, Inc. (c)	1,188	12,177
Sandy Spring Bancorp, Inc. (c)	1,041	28,961
Santander BanCorp (c)	295	2,555
Saul Centers, Inc. (c)	735	39,271
SCBT Financial Corp. (c)	640	20,269
Scottish Re Group Limited (a) (c)	4,501	3,263
Seabright Insurance Holdings, Inc. (a) (c)	1,118	16,859
Seacoast Banking Corporation of Florida (c)	967	9,941
Security Bank Corp. (c)	1,074	9,816
Security Capital Assurance (c)	1,562	6,076
Selective Insurance Group	3,640	83,684
Senior Housing Properties Trust	5,489	124,491
Sierra Bancorp (c)	402	10,006
Signature Bank (a) (c)	2,059	69,491
Simmons First National Corp. (c)	1,004	26,606
Smithtown Bancorp, Inc.	1	16
Sotheby’s Holdings	4,476	170,536
The South Financial Group, Inc. (c)	4,887	76,384
Southside Bancshares, Inc. (c)	777	15,897
Southwest Bancorp Inc. (c)	951	17,432
Sovran Self Storage, Inc. (c)	1,414	56,701
State Auto Financial Corp.	1,011	26,589
Sterling Bancorp (c)	1,319	17,991
Sterling Bancshares, Inc. (c)	4,821	53,802
Sterling Financial Corp./PA (c)	1,791	29,408
Sterling Financial Corp./WA (c)	3,423	57,472
Stewart Information Services Corp. (c)	1,208	31,517
Stifel Financial Corp. (a) (c)	835	43,896
Strategic Hotels & Resorts, Inc.	5,143	86,042
Suffolk Bancorp	727	22,326
Sun Bancorp Inc. (a) (c)	1,063	16,774
Sun Communities, Inc. (c)	1,215	25,600
Sunstone Hotel Investors, Inc.	4,071	74,459
Superior Bancorp (a) (c)	2,177	11,690
Susquehanna Bancshares, Inc (c)	5,625	103,725
SVB Financial Group (a) (c)	2,270	114,408
SWS Group, Inc. (c)	1,666	21,108
SY Bancorp, Inc. (c)	867	20,756

	SHARES	VALUE
Financial - 19.1% (Continued)
Tanger Factory Outlet Centers (c)	2,174	$81,982
Tarragon Corp. (a) (c)	908	1,362
Taylor Capital Group, Inc.	389	7,936
Texas Capital Bancshares, Inc. (a) (c)	1,634	29,821
TheStreet.Com, Inc. (c)	1,289	20,521
Thomas Weisel Partners Group, Inc. (a) (c)	1,424	19,552
Ticc Capital Corp. (c)	1,367	12,617
TierOne Corp.	1,276	28,263
TNS, Inc.	1,693	30,051
Tompkins Trustco, Inc. (c)	466	18,081
Tower Group, Inc. (c)	1,182	39,479
TradeStation Group, Inc. (a) (c)	1,806	25,663
Triad Guaranty, Inc. (a) (c)	750	7,350
Trico Bancshares (c)	928	17,910
Trustco Bank Corp. NY (c)	5,277	52,348
Trustmark Corp. (c)	3,434	87,086
UCBH Holdings, Inc. (c)	6,885	97,492
UMB Financial Corp. (c)	2,222	85,236
Umpqua Holdings Corp. (c)	3,943	60,486
Union Bankshares Corp. (c)	889	18,793
United Amer Indemnity Ltd (a) (c)	1,635	32,569
United Bankshares, Inc. (c)	2,611	73,160
United Community Banks, Inc. (c)	2,379	37,588
United Community Financial Corp. (c)	1,905	10,516
United Fire & Casualty Co. (c)	1,449	42,151
United Security Bancshares/CA (c)	483	7,380
Universal American Financial Corp. (a)	3,286	84,089
Universal Health Realty Income Trust (c)	827	29,309
Univest Corporation of Pennsylvania (c)	808	17,057
Urstadt Biddle Properties, Inc. (c)	1,485	23,018
US Global Investors, Inc. (a) (c)	786	13,095
USB Holding Co., Inc.	830	16,434
U-Store-It Trust	3,306	30,283
Validus Holdings Ltd (a) (c)	1,058	27,487
Value Line, Inc. (c)	71	2,858
ViewPoint Financial Group (c)	764	12,629
Virginia Commerce Bancorp (a) (c)	1,149	13,478
W Holding Co, Inc. (c)	7,665	9,275
Waddell & Reed Financial, Inc.	5,557	200,552
Washington Real Estate Investment Trust (c)	3,161	99,287
Washington Trust Bancorp, Inc. (c)	809	20,411
Wauwatosa Holdings, Inc. (a) (c)	734	9,410
WesBanco, Inc. (c)	1,541	31,745
West Coast Bancorp (c)	1,038	19,203
Westamerica Bancorporation (c)	1,989	88,610
Western Alliance Bancorp (a) (c)	921	17,287
Westfield Financial Inc.	887	8,604
Wilshire Bancorp, Inc. (c)	1,072	8,415
Winthrop Realty Trust (c)	2,745	14,521
Wintrust Financial Corp. (c)	1,596	52,875
World Acceptance Corp. (a) (c)	1,289	34,777
WP Stewart & Co Ltd (c)	1,442	7,369
Wright Express Corp. (a) (c)	2,837	100,685
WSFS Financial Corp.	415	20,833
Zenith National Insurance Corp.	2,596	116,119
		17,613,750

The accompanying notes are an integral part of the financial statements.

67

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Health Care - 12.9%
Abaxis, Inc. (a) (c)	1,411	$50,598
Abiomed, Inc. (a) (c)	1,643	25,532
Acadia Pharmaceuticals, Inc. (a) (c)	1,703	18,852
Accuray, Inc. (a) (c)	1,106	16,833
Acorda Therapeutics, Inc. (a)	1,408	30,920
Adams Respiratory Therapeutics, Inc. (a) (c)	2,132	127,366
Affymax, Inc. (a)	294	6,574
Affymetrix, Inc. (a) (c)	4,741	109,707
Air Methods Corp. (a) (c)	676	33,577
Akorn, Inc. (a) (c)	3,412	25,044
Albany Molecular Research, Inc. (a) (c)	1,786	25,683
Alexion Pharmaceuticals, Inc. (a) (c)	2,481	186,149
Alexza Pharmaceuticals, Inc. (a) (c)	1,305	10,557
Align Technology, Inc. (a) (c)	3,982	66,420
Alkermes, Inc. (a) (c)	6,793	105,903
Alliance Imaging, Inc. (a) (c)	1,021	9,822
Allos Therapeutics (a) (c)	2,848	17,914
Allscripts Healthcare Solutions, Inc. (a) (c)	3,640	70,689
Alnylam Pharmaceuticals, Inc. (a) (c)	2,601	75,637
Alpharma, Inc. (a) (c)	2,984	60,128
Altus Pharmaceuticals, Inc. (a) (c)	1,405	7,278
Amag Pharmaceuticals, Inc. (a) (c)	935	56,222
Amedisys, Inc. (a) (c)	1,805	87,562
American Dental Partners, Inc. (a) (c)	837	8,395
American Medical Systems Holdings, Inc. (a) (c)	4,904	70,912
American Oriental Bioengineering, Inc. (a) (c)	3,127	34,647
AMERIGROUP Corp. (a)	3,632	132,386
Amicus Therapeutics, Inc. (a) (c)	333	3,580
Amsurg Corp. (a)	2,092	56,610
Analogic Corp. (c)	971	65,756
Angiodynamics, Inc. (a) (c)	1,382	26,313
Animal Health International (a) (c)	815	10,025
Applera Corp - Celera Genomics Group (a) (c)	5,415	85,936
Apria Healthcare Group, Inc. (a)	2,950	63,631
Arena Pharmaceuticals, Inc. (a) (c)	4,263	33,379
Ariad Pharmaceuticals, Inc. (a) (c)	4,590	19,507
ArQule, Inc. (a) (c)	2,150	12,470
Array Biopharma, Inc. (a) (c)	2,750	23,155
Arthrocare Corp. (a) (c)	1,837	88,268
Aspect Medical Systems, Inc. (a) (c)	1,145	16,030
Assisted Living Concepts, Inc. (a) (c)	3,962	29,715
Athenahealth, Inc. (a)	464	16,704
Auxilium Pharmaceuticals, Inc. (a)	1,819	54,552
Beijing Med Pharm Corp. (a) (c)	1,779	19,533
Bentley Pharmaceuticals, Inc. (a) (c)	1,356	20,462
Biodel, Inc. (a) (c)	342	7,945
Bioform Medical, Inc. (a)	743	5,075
BioMarin Pharmaceuticals, Inc. (a)	6,432	227,693
Biomimetic Therapeutics, Inc. (a) (c)	709	12,315
Bionovo, Inc. (a) (c)	2,810	4,805
Bio-Rad Laboratories, Inc. (a) (c)	1,310	135,742
Bio-Reference Labs, Inc. (a) (c)	700	22,876
Bradley Pharmaceuticals, Inc. (a)	1,023	20,153
Bruker BioSciences Corp. (a)	4,284	56,977
Cadence Pharmaceuticals, Inc. (a) (c)	470	6,984
Cantel Medical Corp. (a) (c)	764	11,139
Capital Senior Living Corp. (a) (c)	1,527	15,163
Caraco Pharmaceutical Laboratories Ltd. (a) (c)	655	11,233

	SHARES	VALUE
Health Care - 12.9% (Continued)
Cell Genesys, Inc. (a) (c)	3,898	$8,965
Centene Corp. (a)	3,029	83,116
Cepheid, Inc. (a) (c)	3,833	101,000
Chattem, Inc. (a) (c)	1,231	92,990
Computer Programs & Systems, Inc. (c)	609	13,849
Conceptus, Inc. (a) (c)	1,601	30,803
Conmed Corp. (a) (c)	1,973	45,596
Corvel Corp. (a) (c)	512	11,775
CryoLife, Inc. (a)	1,524	12,116
Cubist Pharmaceuticals, Inc. (a) (c)	3,817	78,287
Cutera, Inc. (a)	889	13,957
CV Therapeutics, Inc. (a) (c)	4,159	37,639
Cyberonics, Inc. (a) (c)	1,515	19,937
Cynosure, Inc. (a) (c)	505	13,362
Cypress Bioscience, Inc. (a) (c)	2,254	24,862
Cytokinetics, Inc. (a) (c)	2,318	10,964
Cytrx Corp. (a) (c)	5,724	16,256
Datascope Corp. (c)	867	31,559
Dendreon Corp. (a) (c)	5,756	35,802
Discovery Laboratories, Inc. (a) (c)	5,594	12,027
Durect Corp. (a) (c)	4,309	27,707
Eclipsys Corp. (a) (c)	3,175	80,359
Emergency Medical Services Corp. (a) (c)	614	17,978
Emergent Biosolutions, Inc. (a) (c)	330	1,670
Emeritus Corp. (a) (c)	322	8,098
Encysive Pharmaceuticals, Inc. (a) (c)	4,388	3,730
Ensign Group, Inc. (a) (c)	308	4,435
Enzo Biochem, Inc. (a) (c)	1,925	24,524
Enzon Pharmaceuticals, Inc. (a) (c)	3,074	29,295
eResearch Technology, Inc. (a) (c)	3,465	40,956
ev3, Inc. (a) (c)	1,535	19,510
Exelixis, Inc. (a) (c)	6,609	57,036
Genomic Health, Inc. (a) (c)	875	19,810
Genoptix, Inc. (a) (c)	383	11,758
Gentiva Health Services, Inc. (a)	1,890	35,986
Genvec, Inc. (a) (c)	4,336	6,374
Geron Corp. (a) (c)	4,631	26,304
Greatbatch, Inc. (a) (c)	1,533	30,645
GTx, Inc. (a) (c)	990	14,207
Haemonetics Corp./Mass (a)	1,869	117,784
Halozyme Therapeutics, Inc. (a) (c)	4,245	30,182
Hansen Medical, Inc. (a) (c)	413	12,365
Healthcare Services Group (c)	2,876	60,903
HealthExtras, Inc. (a)	1,909	49,787
Healthsouth Corp. (a) (c)	5,210	109,410
Healthspring, Inc. (a)	3,149	59,988
Healthways, Inc. (a) (c)	2,424	141,659
HMS Holdings Corp. (a) (c)	1,387	46,062
Hologic, Inc. (a) (c)	8,219	564,152
Human Genome Sciences, Inc. (a) (c)	9,234	96,403
Hythiam, Inc. (a) (c)	1,842	5,397
ICU Medical, Inc. (a) (c)	1,004	36,154
Idenix Pharmaceuticals, Inc. (a) (c)	1,734	4,682
I-Flow Corp. (a) (c)	1,642	25,911
Illumina, Inc. (a) (c)	3,441	203,914
Immucor, Inc. (a) (c)	4,762	161,860
Immunomedics, Inc. (a) (c)	3,770	8,746
Incyte Corp. (a) (c)	5,885	59,144

The accompanying notes are an integral part of the financial statements.

68

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Health Care - 12.9% (Continued)
Indevus Pharmaceuticals, Inc. (a) (c)	3,837	$26,667
Insulet Corp. (a) (c)	521	12,233
Integra LifeSciences Holdings Corp. (a) (c)	1,338	56,102
InterMune, Inc. (a) (c)	1,827	24,354
Invacare Corp. (c)	2,181	54,961
Inverness Medical Innovations, Inc. (a) (c)	4,553	255,788
Isis Pharmaceuticals, Inc. (a) (c)	5,121	80,656
Javelin Pharmaceuticals, Inc. (a) (c)	2,825	10,565
Jazz Pharmaceuticals, Inc. (a) (c)	401	5,895
Kendle International, Inc. (a) (c)	862	42,169
Kensey Nash Corp. (a)	813	24,325
Keryx Biopharmaceuticals, Inc. (a) (c)	3,034	25,486
Kindred Healthcare, Inc. (a) (c)	2,262	56,505
Kosan Biosciences, Inc. (a) (c)	2,888	10,397
KV Pharmaceutical Co. (a) (c)	2,339	66,755
Landauer, Inc. (c)	608	31,525
LCA-Vision, Inc. (c)	1,458	29,116
LHC Group, Inc. (a) (c)	826	20,633
Lifecell Corp. (a) (c)	2,355	101,524
Ligand Pharmaceuticals, Inc. (c)	5,979	28,879
Luminex Corp. (a) (c)	2,248	36,508
Magellan Health Services, Inc. (a)	2,599	121,191
MannKind Corp. (a) (c)	2,214	17,623
Map Pharmaceuticals, Inc. (a)	398	6,969
Martek Biosciences Corp. (a) (c)	2,255	66,703
Masimo Corp. (a) (c)	918	36,215
Matria Healthcare, Inc. (a) (c)	1,474	35,037
Maxygen, Inc. (a) (c)	2,071	16,630
Medarex, Inc. (a) (c)	8,584	89,445
Medcath Corp. (a) (c)	621	15,252
Medical Action Industries, Inc. (a) (c)	967	20,162
Medicines Co. (a) (c)	3,522	67,482
Medicis Pharmaceutical (c)	3,824	99,309
Medivation, Inc. (a) (c)	1,423	20,491
Mentor Corp. (c)	2,553	99,822
Meridian Bioscience, Inc. (c)	2,215	66,627
Merit Medical Systems, Inc. (a) (c)	1,915	26,619
Metabolix, Inc. (a) (c)	954	22,705
MGI Pharma, Inc. (a)	5,488	222,429
Micrus Endovascular Corp. (a) (c)	985	19,385
Minrad International, Inc. (a) (c)	3,054	9,926
Molecular Insight Pharmaceuticals, Inc. (a) (c)	346	3,135
Molina Healthcare, Inc. (a) (c)	818	31,657
Momenta Pharmaceuticals, Inc. (a) (c)	1,755	12,531
Myriad Genetics, Inc. (a) (c)	2,773	128,723
Nabi Biopharmaceuticals (a) (c)	4,223	15,245
Nanosphere, Inc. (a) (c)	488	6,827
Nastech Pharmaceutical, Inc. (a) (c)	1,783	6,775
National Healthcare Corp. (c)	453	23,420
Natus Medical, Inc. (a) (c)	1,494	28,909
Nektar Therapeutics (a) (c)	6,294	42,233
Neurocrine Biosciences, Inc. (a) (c)	2,648	12,022
Neurogen Corp. (a) (c)	2,097	7,235
Nighthawk Radiology Holdings, Inc. (a) (c)	1,393	29,323
Northstar Neuroscience, Inc. (a) (c)	803	7,468
Novacea, Inc. (a) (c)	419	1,249
Noven Pharmaceuticals, Inc. (a) (c)	1,664	23,096
NuVasive, Inc. (a) (c)	2,324	91,844

	SHARES	VALUE
Health Care - 12.9% (Continued)
Nxstage Medical, Inc. (a) (c)	850	$12,894
Obagi Medical Products, Inc. (a)	369	6,749
Odyssey HealthCare, Inc. (a) (c)	2,432	26,898
Omnicell, Inc. (a) (c)	1,910	51,436
Omrix Biopharmaceuticals, Inc. (a) (c)	908	31,544
Onyx Pharmaceuticals, Inc. (a)	3,692	205,349
OraSure Technologies, Inc. (a) (c)	3,228	28,697
Orexigen Therapeutics, Inc. (a) (c)	481	6,854
Orthofix International N V (a) (c)	1,094	63,419
OSI Pharmaceuticals, Inc. (a) (c)	3,997	193,894
Osiris Therapeutics, Inc. (a) (c)	229	2,753
Owens & Minor, Inc. (c)	2,818	119,568
Pain Therapeutics, Inc. (a) (c)	2,497	26,468
Palomar Medical Technologies, Inc. (a) (c)	1,166	17,863
Par Pharmaceutical Cos., Inc. (a) (c)	2,461	59,064
Parexel International Corp. (a) (c)	1,908	92,156
Penwest Pharmaceuticals Co. (a) (c)	1,605	9,389
Perrigo Co. (c)	5,457	191,050
PharmaNet Development Group, Inc. (a)	1,275	49,993
Pharmerica Corp. (a) (c)	1,814	25,178
Pharmion Corp. (a) (c)	1,698	106,736
Phase Forward, Inc. (a) (c)	2,383	51,830
Poniard Pharmaceuticals, Inc. (a)	1,535	6,769
Pozen, Inc. (a) (c)	1,763	21,156
Progenics Pharmaceuticals, Inc. (a) (c)	1,566	28,298
PSS World Medical, Inc. (a)	4,746	92,879
Psychiatric Solutions, Inc. (a) (c)	3,721	120,932
Quality Systems, Inc. (c)	1,100	33,539
Quidel Corp. (a) (c)	2,113	41,140
Radiation Therapy Services, Inc. (a) (c)	826	25,532
Regeneration Technologies, Inc. (a) (c)	2,009	17,438
Regeneron Pharmaceuticals, Inc. (a) (c)	4,208	101,623
RehabCare Group, Inc. (a)	1,192	26,892
Res-Care, Inc. (a) (c)	1,552	39,048
Rigel Pharmaceuticals, Inc. (a) (c)	1,750	44,432
Salix Pharmaceuticals Ltd. (a) (c)	3,271	25,775
Santarus, Inc. (a) (c)	3,552	9,768
Savient Pharmaceuticals, Inc. (a) (c)	4,150	95,325
Sciele Pharma, Inc. (a) (c)	2,046	41,841
Seattle Genetics Inc. (a) (c)	2,791	31,817
Sirona Dental Systems, Inc. (a) (c)	1,238	41,448
Sirtris Pharmaceuticals, Inc. (a) (c)	403	5,517
Skilled Healthcare Group, Inc. (a) (c)	1,478	21,623
Somaxon Pharmaceuticals, Inc. (a) (c)	351	1,829
Sonic Innovations, Inc. (a) (c)	1,753	13,533
SonoSite, Inc. (a) (c)	1,092	36,768
Spectranetics Corp. (a)	2,151	32,975
Stereotaxis, Inc. (a) (c)	1,645	20,102
Steris Corp.	4,294	123,839
Sucampo Pharmaceuticals, Inc. (a)	290	5,319
Sun Healthcare Group, Inc. (a) (c)	2,229	38,272
Sunrise Senior Living, Inc. (a) (c)	3,120	95,722
SuperGen, Inc. (a) (c)	3,481	12,706
SurModics, Inc. (a) (c)	1,067	57,906
Symmetry Medical, Inc. (a)	2,460	42,878
Synta Pharmaceuticals Corp. (a) (c)	347	2,325
Telik, Inc. (a) (c)	3,671	12,738
Tercica, Inc. (a) (c)	2,199	14,909
Thoratec Corp. (a) (c)	3,704	67,376

The accompanying notes are an integral part of the financial statements.

69

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Health Care - 12.9% (Continued)
Tomotherapy, Inc. (a) (c)	774	$15,139
Trans1, Inc. (a)	435	7,164
Trubion Pharmaceuticals, Inc. (a) (c)	306	3,060
United Therapeutics Corp. (a) (c)	1,370	133,781
Valeant Pharmaceuticals International (a) (c)	6,516	77,997
Vanda Pharmaceuticals, Inc. (a) (c)	1,750	12,040
Ventana Medical Systems (a)	2,025	176,641
Viropharma, Inc. (a) (c)	4,819	38,263
Virtual Radiologic Corporation Com (a)	297	6,023
Visicu, Inc. (a) (c)	449	5,330
Vital Images, Inc. (a) (c)	1,177	21,268
Vital Signs, Inc. (c)	716	36,602
Vivus, Inc. (a) (c)	3,832	19,850
Volcano Corporation (a) (c)	1,562	19,541
West Pharmaceutical Services, Inc. (c)	2,269	92,099
Wright Medical Group, Inc. (a)	2,404	70,125
Xenoport, Inc. (a) (c)	1,414	79,014
XOMA Ltd (a) (c)	8,709	29,524
Zoll Medical Corp. (a) (c)	1,290	34,469
Zymogenetics, Inc. (a) (c)	2,637	30,774
		11,898,012
Materials & Processing - 9.3%
AAON, Inc. (c)	942	18,670
Abitibibowater, Inc. (a) (c)	3,578	73,743
Acuity Brands, Inc.	2,860	128,700
Aecom Technology Corp Delaware (a) (c)	2,689	76,825
AEP Industries, Inc. (a) (c)	466	14,917
Albany International Corp. (c)	1,877	69,637
Alico, Inc. (c)	267	9,746
AM Castle & Co.	656	17,837
AMCOL International Corp. (c)	1,543	55,594
American Vanguard Corp. (c)	1,186	20,577
Ameron International Corp.	586	54,000
Ampco-Pittsburgh Corp. (c)	468	17,845
Amrep Corp. (c)	109	3,330
Andersons, Inc. (c)	948	42,470
Apex Silver Mines Ltd. (a) (c)	3,834	58,430
Apogee Enterprises, Inc. (c)	1,979	33,861
Aptargroup, Inc. (c)	4,622	189,086
Arch Chemicals, Inc. (c)	1,683	61,850
Avatar Holdings, Inc. (a) (c)	408	17,063
Balchem Corp. (c)	1,223	27,371
Barnes Group, Inc. (c)	3,061	102,207
Beacon Roofing Supply, Inc. (a) (c)	3,079	25,925
Bluegreen Corp. (a) (c)	1,470	10,569
BlueLinx Holdings, Inc. (c)	840	3,301
Brady Corp.	3,163	110,990
Brookfield Homes Corp. (c)	809	12,782
Brush Engineered Materials, Inc. (a) (c)	1,368	50,643
Buckeye Technologies, Inc. (a) (c)	2,648	33,100
Builders FirstSource, Inc. (a) (c)	1,009	7,285
Building Material Holding Corp. (c)	2,034	11,248
Cabot Microelectronics Corp. (a)	1,700	61,047
Cadiz, Inc. (a) (c)	790	16,590
Calgon Carbon Corp. (a) (c)	2,790	44,333
Cambrex Corp.	1,880	15,754
Century Aluminum Co. (a) (c)	1,625	87,653

	SHARES	VALUE
Materials & Processing - 9.3% (Continued)
Ceradyne, Inc. (a)	1,889	$88,651
CF Industries Holdings, Inc.	3,625	398,968
Chesapeake Corp. (c)	1,333	6,918
China Architectural Engineering, Inc. (a) (c)	342	2,958
CIRCOR International, Inc. (c)	1,125	52,155
Clarcor, Inc. (c)	3,388	128,642
Claymont Steel Holdings, Inc. (a) (c)	603	14,080
Clean Harbors, Inc. (a) (c)	1,102	56,973
Coeur d’Alene Mines Corp. (a) (c)	31,025	153,264
Comfort Systems USA, Inc. (c)	2,831	36,180
Compass Minerals International, Inc. (c)	2,246	92,086
CompX International, Inc.	107	1,564
Consolidated-Tomoka Land Co. (c)	399	25,009
Deltic Timber Corp. (c)	687	35,374
Drew Industries, Inc. (a) (c)	1,301	35,647
Dupont Fabros Technology, Inc. (a) (c)	2,341	45,884
Dycom Industries, Inc. (a) (c)	2,631	70,116
Dynamic Materials Corp. (c)	828	48,769
EMCOR Group, Inc. (a)	4,418	104,397
Encore Wire Corp. (c)	1,634	26,013
Energy Conversion Devices, Inc. (a) (c)	2,744	92,336
EnerSys (a)	1,422	35,493
ENGlobal Corp. (a) (c)	1,133	12,871
Ennis, Inc. (c)	1,791	32,238
Esmark, Inc. (a) (c)	722	10,202
Exide Technologies (a) (c)	4,044	32,352
Ferro Corp.	2,998	62,149
General Moly, Inc. (a) (c)	3,216	37,531
Georgia Gulf Corp. (c)	2,404	15,914
Gibraltar Industries, Inc. (c)	1,702	26,245
Glatfelter (c)	3,123	47,813
Goodman Global, Inc. (a) (c)	2,510	61,595
GrafTech International Ltd. (a)	6,925	122,919
Granite Construction, Inc. (c)	2,434	88,062
Graphic Packaging Corp. (a) (c)	5,319	19,627
Great Lakes Dredge & Dock Corp. (a) (c)	541	4,718
Greif, Inc.	2,318	151,528
Griffon Corp. (a) (c)	2,092	26,045
Grubb & Ellis Co. (a) (c)	1,063	6,814
Haynes International, Inc. (a) (c)	769	53,446
HB Fuller Co. (c)	4,132	92,763
Hecla Mining Co. (a) (c)	8,385	78,400
Hercules, Inc.	7,983	154,471
Hexcel Corp. (a) (c)	6,561	159,301
HFF, Inc. (a) (c)	1,138	8,808
Hilltop Holdings, Inc. (a) (c)	2,985	32,596
Horsehead Holdings Corp. (a) (c)	375	6,364
Innerworkings, Inc. (a) (c)	1,543	26,632
Innophos Holdings, Inc. (c)	1,370	20,386
Innospec, Inc. (c)	1,728	29,652
Insituform Technologies, Inc. (a) (c)	1,909	28,253
Insteel Industries, Inc. (c)	979	11,484
Integrated Electrical Services, Inc. (a) (c)	1,079	20,274
Interface, Inc. (c)	3,356	54,770
Interline Brands, Inc. (a) (c)	1,905	41,739
Kaiser Aluminum Corp. (c)	999	79,401
Kaydon Corp. (c)	1,983	108,153
Koppers Holdings, Inc.	1,164	50,331

The accompanying notes are an integral part of the financial statements.

70

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Materials & Processing - 9.3% (Continued)
Kronos Worldwide, Inc. (c)	194	$3,385
Landec Corp. (a)	1,451	19,443
Layne Christensen Co. (a)	841	41,386
LB Foster Co. - Class A (a)	665	34,400
LSB Industries, Inc. (a) (c)	975	27,515
LSI Industries, Inc. (c)	1,507	27,427
Medis Technologies Ltd. (a) (c)	1,532	23,639
Mercer International, Inc. (a) (c)	1,856	14,532
Meruelo Maddux Properties, Inc. (a) (c)	3,166	12,664
Metal Management, Inc. (c)	1,831	83,365
MGP Ingredients, Inc. (c)	622	5,859
Michael Baker Corp. (a) (c)	479	19,687
Minerals Technologies, Inc. (c)	1,397	93,529
Mobile Mini, Inc. (a)	2,477	45,924
Mueller Industries, Inc.	2,592	75,142
Mueller Water Products, Inc. - Class A (c)	7,793	74,189
Multi Color Corp. (c)	534	14,669
Myers Industries, Inc. (c)	1,875	27,131
NCI Building Systems, Inc. (a)	1,437	41,371
Neenah Paper, Inc.	1,037	30,229
NewMarket Corp. (c)	1,013	56,414
NL Industries (c)	532	6,081
Northwest Pipe Co. (a) (c)	592	23,171
Nuco2, Inc. (a) (c)	1,090	27,141
Olin Corp. (c)	5,083	98,254
Olympic Steel, Inc. (c)	545	17,282
OM Group, Inc. (a)	2,061	118,590
Perini Corp. (a)	1,760	72,899
PGT, Inc. (a) (c)	683	3,251
PolyOne Corp. (a) (c)	6,509	42,829
Polypore International, Inc. (a) (c)	1,007	17,623
Quadra Realty Trust, Inc. (c)	1,155	9,286
Quanex Corp.	2,443	126,792
RBC Bearings, Inc. (a)	1,438	62,495
Resource Capital Corporation (c)	1,455	13,546
Rock-Tenn Co.	2,370	60,222
Rockwood Holdings, Inc. (a)	2,161	71,788
Rogers Corp. (a) (c)	1,224	53,085
Royal Gold, Inc. (c)	1,366	41,690
RTI International Metals, Inc. (a)	1,601	110,357
Schnitzer Steel Industries, Inc.	1,588	109,778
Schulman A, Inc.	1,987	42,820
Senomyx, Inc. (a) (c)	2,095	15,692
Shengda Tech, Inc. (a) (c)	1,893	27,354
Silgan Holdings, Inc.	1,635	84,922
Simpson Manufacturing Co., Inc. (c)	2,602	69,187
Spartech Corp.	2,252	31,753
The Standard Register Co. (c)	1,196	13,945
Stepan Co. (c)	412	13,402
Stillwater Mining Co. (a) (c)	2,901	28,024
Stratus Properties, Inc. (a) (c)	326	11,064
Superior Essex, Inc. (a) (c)	1,414	33,936
Symyx Technologies, Inc. (a)	2,370	18,202
Tejon Ranch Co. (a) (c)	710	29,004
Terra Industries, Inc. (a) (c)	5,783	276,196
Texas Industries, Inc. (c)	1,883	131,998
Thomas Pptys Group, Inc. (c)	1,563	16,849
Tredegar Corp.	2,398	38,560

	SHARES	VALUE
Materials & Processing - 9.3% (Continued)
Trex Co, Inc. (a) (c)	835	$7,106
Trimas Corp. (a) (c)	884	9,362
Tronox, Inc. (c)	2,903	25,111
UAP Holding Corp. (c)	3,577	138,072
Universal Forest Products, Inc.	1,123	33,084
Universal Stainless & Alloy (a)	443	15,758
Uranium Resources, Inc. (a) (c)	3,487	43,518
US Concrete, Inc. (a)	2,350	7,825
Us Gold Corporation (a) (c)	2,956	8,750
USEC, Inc. (a) (c)	5,653	50,877
Valhi, Inc. (c)	444	7,077
Valmont Industries, Inc. (c)	1,271	113,272
Watsco, Inc. (c)	1,525	56,059
Wausau Paper Corp. (c)	3,154	28,354
WD-40 Co. (c)	1,180	44,805
Worthington Industries (c)	4,572	81,747
WR Grace & Co. (a) (c)	4,767	124,800
Xerium Technologies, Inc. (c)	1,385	7,202
Zep, Inc. (a)	1,430	19,834
Zoltek Companies, Inc. (a) (c)	1,442	61,819
		8,577,703
Other - 0.6%
Aldabra 2 Acquisition Corp. (a) (c)	2,774	27,019
Alternative Asset Management Corp. (a)	2,774	25,382
Compass Diversified Trust	923	13,753
Energy Infrastructure Acqui Cp (a)	1,461	14,815
GenCorp, Inc. (a) (c)	3,888	45,334
GenTek, Inc. (a) (c)	666	19,494
Hicks Acquisition Co I, Inc. (a)	3,692	33,929
Information Services Group, Inc. (a) (c)	2,261	15,488
Kaman Corp.	1,688	62,135
Lancaster Colony Corp. (c)	1,675	66,497
Marathon Acquisition Corp. (a) (c)	2,483	19,318
NRDC Acquisition Corp. (a)	2,769	25,392
NTR Acquisition Co. (a) (c)	1,703	16,178
Raven Industries, Inc. (c)	1,078	41,384
Triplecrown Acquisition Corp. (a)	3,212	29,358
Walter Industries, Inc. (c)	3,448	123,887
		579,363
Technology - 13.2%
3Com Corp. (a)	27,500	124,300
3D Systems Corp. (a)	1,032	15,934
3par, Inc. (a) (c)	502	6,426
Acacia Research - Acacia Technologies (a)	1,959	17,592
Aci Worldwide, Inc. (a) (c)	2,627	50,018
Acme Packet, Inc. (a) (c)	936	11,784
Actel Corp. (a) (c)	1,819	24,848
Actuate Corp. (a) (c)	3,967	30,824
Adaptec, Inc. (a)	8,034	27,155
ADTRAN, Inc. (c)	3,920	83,810
Advanced Analogic Technologies, Inc. (a) (c)	2,588	29,193
Agilysys, Inc. (c)	2,146	32,448
American Reprographics Co. (a) (c)	1,835	30,241
American Science & Engineering, Inc. (c)	611	34,674
AMIS Holdings, Inc. (a) (c)	4,414	44,228
Amkor Technology, Inc. (a) (c)	7,206	61,467
Anadigics, Inc. (a) (c)	3,315	38,355

The accompanying notes are an integral part of the financial statements.

71

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Technology - 13.2% (Continued)
Anaren, Inc. (a) (c)	1,154	$19,029
Anixter International, Inc. (a) (c)	2,057	128,089
Ansoft Corp. (a) (c)	1,154	29,831
Ansys, Inc. (a) (c)	5,123	212,400
Applied Micro Circuits Corp. (a) (c)	5,219	45,616
Ariba, Inc. (a) (c)	5,245	58,482
Arrowhead Resh Corp. (a) (c)	2,225	8,410
Art Technology Group, Inc. (a)	7,864	33,972
Aruba Networks, Inc. (a) (c)	529	7,887
AsiaInfo Holdings, Inc. (a) (c)	2,127	23,397
Aspen Technology, Inc. (a) (c)	5,845	94,806
Atheros Communications, Inc. (a) (c)	3,629	110,830
Authentec, Inc. (a) (c)	520	7,556
Avanex Corp. (a) (c)	11,551	11,551
Avid Technology, Inc. (a) (c)	2,967	84,085
Avocent Corp. (a)	3,598	83,869
BearingPoint, Inc. (a) (c)	13,100	37,073
Bel Fuse, Inc. (c)	716	20,957
Benchmark Electronics, Inc. (a)	4,954	87,834
Bigband Networks, Inc. (a) (c)	823	4,230
Black Box Corp. (c)	1,173	42,427
Blackbaud, Inc. (c)	3,069	86,055
Blackboard, Inc. (a) (c)	1,948	78,407
Bladelogic, Inc. (a)	389	11,503
Blue Coat Systems, Inc. (a) (c)	1,942	63,834
Borland Software Corp. (a) (c)	5,476	16,483
Bottomline Technologies, Inc. (a) (c)	1,441	20,174
CACI International, Inc. - Class A (a) (c)	2,146	96,076
Cavium Networks, Inc. (a) (c)	444	10,221
Cbeyond Communications, Inc. (a) (c)	1,156	45,072
Checkpoint Systems, Inc. (a)	2,756	71,601
Chordiant Software, Inc. (a) (c)	2,234	19,101
Ciber, Inc. (a) (c)	3,839	23,456
Cirrus Logic, Inc. (a) (c)	6,144	32,440
CMGI, Inc. (a) (c)	3,271	42,817
Cogent Communications Group, Inc. (a) (c)	3,265	77,413
Cogent Inc. (a) (c)	3,041	33,907
Coleman Cable, Inc. (a) (c)	552	5,216
Commvault Systems, Inc. (a) (c)	2,353	49,837
Compellent Technologies, Inc. (a) (c)	442	5,317
Comscore, Inc. (a) (c)	401	13,085
Comsys IT Partners, Inc. (a) (c)	1,102	17,390
Comtech Group, Inc. (a) (c)	1,029	16,577
Comtech Telecommunications (a) (c)	1,601	86,470
Comverge, Inc. (a) (c)	362	11,399
Concur Technologies, Inc. (a) (c)	2,865	103,742
Conexant Systems, Inc. (a) (c)	33,941	28,171
Constant Contact, Inc. (a) (c)	484	10,406
CPI International, Inc. (a)	460	7,866
Cray, Inc. (a) (c)	2,174	13,022
CSG Systems International (a)	2,843	41,849
Cubic Corp. (c)	1,095	42,924
Daktronics, Inc. (c)	2,072	46,765
Data Domain, Inc. (a) (c)	575	15,145
DealerTrack Holdings Inc. (a) (c)	2,200	73,634
Deltek, Inc. (a) (c)	602	9,168
Dice Holdings, Inc. (a)	1,136	9,077
Digi International, Inc. (a) (c)	1,746	24,776

	SHARES	VALUE
Technology - 13.2% (Continued)
Digital River, Inc. (a)	2,780	$91,935
Diodes, Inc. (a) (c)	2,082	62,606
Ditech Networks, Inc. (a) (c)	2,275	7,894
DivX, Inc. (a)	1,547	21,658
Double-take Software, Inc. (a) (c)	566	12,294
DSP Group, Inc. (a) (c)	2,128	25,962
Eagle Test Systems, Inc. (a) (c)	565	7,221
Echelon Corp. (a) (c)	2,165	44,686
Electronics for Imaging (a)	3,750	84,300
EMS Technologies, Inc. (a) (c)	1,067	32,266
Emulex Corp. (a)	5,925	96,696
Epicor Software Corp. (a) (c)	4,066	47,897
EPIQ Systems, Inc. (a) (c)	1,495	26,028
Equinix, Inc. (a) (c)	2,433	245,903
Exar Corp. (a)	2,316	18,459
Excel Technology, Inc. (a) (c)	848	22,981
Extreme Networks, Inc. (a) (c)	8,393	29,711
FalconStor Software, Inc. (a) (c)	2,601	29,287
Finisar Corp. (a) (c)	16,046	23,267
Flir Systems, Inc. (a) (c)	8,726	273,124
Formfactor, Inc. (a) (c)	3,216	106,450
Foundry Networks, Inc. (a)	9,617	168,490
Gartner, Inc. (a) (c)	4,564	80,144
Genesis Microchip, Inc. (a) (c)	2,492	21,356
Geoeye, Inc. (a) (c)	1,155	38,866
Gerber Scientific, Inc. (a) (c)	1,587	17,140
Guidance Software, Inc. (a)	224	3,123
Harmonic, Inc. (a)	5,211	54,611
Harris Stratex Networks, Inc. (a) (c)	1,688	28,190
Hittite Microwave Corp. (a) (c)	913	43,605
Hughes Communications, Inc. (a) (c)	428	23,373
Hutchinson Technology, Inc. (a) (c)	1,802	47,429
i2 Technologies, Inc. (a) (c)	995	12,537
ICX Technologies, Inc. (a)	334	3,213
iGate Corp. (a) (c)	1,552	13,145
IHS Inc. (a)	2,081	126,025
II-VI, Inc. (a) (c)	1,652	50,469
Imation Corp. (c)	2,451	51,471
Imergent, Inc. (c)	812	8,599
Immersion Corp. (a) (c)	1,709	22,132
Infinera Corporation (a) (c)	1,083	16,072
Informatica Corp. (a)	6,053	109,075
Innovative Solutions & Support, Inc. (a) (c)	833	8,072
Integral Systems, Inc. (c)	571	13,281
Interactive Intelligence, Inc. (a) (c)	866	22,819
Interdigital, Inc. (a) (c)	3,306	77,129
Intermec, Inc. (a) (c)	4,003	81,301
Internet Brands, Inc. (a)	402	2,826
Internet Capital Group, Inc. (a) (c)	2,752	32,308
InterVoice, Inc. (a) (c)	2,709	21,645
Interwoven, Inc. (a)	3,002	42,688
Ion Geophysical Corp. (a)	4,951	78,127
Ionatron, Inc. (a) (c)	2,297	6,569
IPG Photonics Corp. (a) (c)	715	14,293
iRobot Corp. (a) (c)	744	13,452
Isilon Systems, Inc. (a) (c)	578	2,936
Ixia (a)	3,012	28,554
IXYS Corp. (a) (c)	1,911	15,326

The accompanying notes are an integral part of the financial statements.

72

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Technology - 13.2% (Continued)
j2 Global Communications, Inc. (a) (c)	3,489	$73,862
JDA Software Group, Inc. (a)	2,049	41,923
Kemet Corp. (a) (c)	6,096	40,416
Kenexa Corp. (a) (c)	1,667	32,373
Keynote Systems, Inc. (a) (c)	1,035	14,542
Lattice Semiconductor Corp. (a) (c)	8,031	26,101
Lawson Software, Inc. (a) (c)	8,751	89,610
Limelight Networks, Inc. (a) (c)	1,238	8,530
Lionbridge Technologies (a) (c)	4,201	14,914
Liveperson, Inc. (a) (c)	2,420	12,923
Loral Space & Communications, Inc. (a)	741	25,379
Macrovision Corp. (a) (c)	3,633	66,593
Magma Design Automation, Inc. (a) (c)	2,643	32,271
Manhattan Associates, Inc. (a) (c)	1,932	50,928
Mantech International Corp. - Class A (a)	1,265	55,432
Mentor Graphics Corp. (a) (c)	5,640	60,799
Mercadolibre, Inc. (a) (c)	1,078	79,643
Mercury Computer Systems, Inc. (a) (c)	1,476	23,778
Methode Electronics, Inc.	2,624	43,139
Micrel, Inc. (c)	3,671	31,020
MICRO Systems, Inc. (a) (c)	2,731	191,607
Microsemi Corp. (a)	5,250	116,235
MicroStrategy, Inc. (a)	654	62,195
Microtune, Inc. (a)	3,717	24,272
MIPS Technologies, Inc. (a) (c)	3,055	15,153
Monolithic Power Systems, Inc. (a) (c)	1,534	32,935
Monotype Imaging Holdings Inc Com (a) (c)	737	11,180
MRV Communications, Inc. (a) (c)	8,801	20,418
MSC.Software Corp. (a) (c)	2,916	37,879
Multi-Fineline Electronix, Inc. (a) (c)	556	9,641
Ness Technologies, Inc. (a) (c)	1,930	17,814
Netezza Corp Com (a) (c)	679	9,370
Netgear, Inc. (a) (c)	2,332	83,182
Netlogic Microsystems, Inc. (a) (c)	1,119	36,032
Network Equipment Technologies, Inc. (a) (c)	1,744	14,684
Newport Corp. (a) (c)	2,855	36,515
Nextwave Wireless, Inc. (a) (c)	1,791	9,636
Novatel Wireless, Inc. (a) (c)	2,070	33,534
Nuance Communications, Inc. (a) (c)	9,489	177,254
Omniture, Inc. (a) (c)	1,843	61,353
Omnivision Technologies, Inc. (a) (c)	3,739	58,515
ON Semiconductor Corp. (a) (c)	15,988	141,973
On2 Technologies, Inc. (a) (c)	7,516	7,666
Opentv Corp. (a) (c)	6,148	8,115
Openwave Systems, Inc.	6,638	17,259
Oplink Communications, Inc. (a) (c)	1,095	16,808
Optium Corp. (a) (c)	398	3,136
OSI Systems, Inc. (a)	1,036	27,423
Packeteer, Inc. (a) (c)	2,441	15,037
Palm, Inc. (c)	6,443	40,849
Parametric Technology Corp. (a) (c)	7,827	139,712
Park Electrochemical Corp. (c)	1,415	39,960
PDF Solutions, Inc. (a) (c)	1,479	13,326
Pegasystems, Inc. (c)	962	11,477
Pericom Semiconductor Corp. (a) (c)	1,849	34,576
Perot Systems Corp. (a)	6,075	82,012
Plexus Corp. (a)	3,214	84,400
PLX Technology, Inc. (a) (c)	1,759	16,359

	SHARES	VALUE
Technology - 13.2% (Continued)
PMC - Sierra, Inc. (a) (c)	14,533	$95,046
Progress Software Corp. (a)	2,887	97,234
Pros Holdings, Inc. (a) (c)	525	10,300
QAD, Inc. (c)	1,023	9,555
Quantum Corp. (a) (c)	14,100	37,929
Quest Software, Inc. (a) (c)	4,708	86,816
Rackable Systems, Inc. (a) (c)	1,946	19,460
Radiant Systems, Inc. (a)	1,838	31,669
Radisys Corp. (a) (c)	1,482	19,859
RealNetworks, Inc. (a) (c)	7,512	45,748
RF Micro Devices, Inc. (a) (c)	16,989	97,007
RightNow Technologies, Inc. (a) (c)	1,055	16,722
Rimage Corp. (a) (c)	677	17,568
Rubicon Technology, Inc. (a) (c)	435	10,331
Safeguard Scientifics, Inc. (a) (c)	8,442	15,196
SAIC, Inc. (a) (c)	8,560	172,227
Sapient Corp. (a) (c)	5,727	50,455
SAVVIS, Inc. (a) (c)	1,815	50,657
Scansource, Inc. (a) (c)	1,802	58,295
Seachange International, Inc. (a)	1,947	14,077
Secure Computing Corp. (a) (c)	3,743	35,933
Semtech Corp. (a)	5,078	78,811
Shoretel, Inc. (a) (c)	608	8,494
SI International, Inc. (a) (c)	859	23,597
Sigma Designs, Inc. (a) (c)	1,885	104,052
Silicon Graphics, Inc. (a) (c)	429	7,842
Silicon Image, Inc. (a)	5,725	25,877
Silicon Storage Technology, Inc. (a) (c)	6,368	19,040
Sirf Technology Holdings, Inc. (a) (c)	4,050	101,776
Skyworks Solutions, Inc. (a) (c)	11,286	95,931
Smart Modular Technologies, Inc. (a) (c)	3,339	33,991
Smith Micro Software, Inc. (a) (c)	1,684	14,263
Solera Holdings, Inc. (a)	1,737	43,043
SonicWALL, Inc. (a)	4,531	48,572
Sonus Networks, Inc. (a) (c)	17,765	103,570
Sourcefire, Inc. (a) (c)	437	3,645
Sourceforge, Inc. (a) (c)	4,615	11,307
Spansion, Inc. (a) (c)	5,936	23,328
SPSS, Inc. (a) (c)	1,361	48,873
SRA International, Inc. - Class A (a)	2,691	79,250
Standard Microsystems Corp. (a)	1,558	60,871
Stanley, Inc. (a)	408	13,064
Starent Networks Corp. (a) (c)	817	14,910
Stec, Inc. (a) (c)	2,150	18,791
Stratasys, Inc. (a) (c)	1,424	36,796
Successfactors, Inc. (a)	722	8,534
Super Micro Computer, Inc. (a) (c)	613	4,702
Supertex, Inc. (a) (c)	843	26,377
Switch & Data Facilities Co., Inc. (a) (c)	876	14,034
Sybase, Inc. (a)	6,326	165,045
Sycamore Networks, Inc. (a) (c)	12,949	49,724
SYKES Enterprises, Inc. (a) (c)	2,059	37,062
Synaptics, Inc. (a) (c)	1,757	72,318
Synchronoss Technologies, Inc. (a) (c)	1,227	43,485
Syniverse Holdings, Inc. (a)	1,662	25,894
SYNNEX Corp. (a) (c)	877	17,189
Syntax Brillian Corp. (a) (c)	3,811	11,738
Syntel, Inc. (c)	566	21,802

The accompanying notes are an integral part of the financial statements.

73

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Technology - 13.2% (Continued)
Taleo Corp. (a) (c)	958	$28,529
Techtarget, Inc. (a) (c)	514	7,597
Techwell, Inc. (a) (c)	995	10,955
Tekelec (a) (c)	4,061	50,762
Terremark Worldwide, Inc. (a) (c)	2,750	17,875
Tessera Technologies, Inc. (a) (c)	3,243	134,909
TIBCO Software, Inc. (a) (c)	13,746	110,930
Trident Microsystems, Inc. (a) (c)	4,012	26,319
Triquint Semiconductor, Inc. (a) (c)	9,835	65,206
Trizetto Group (a) (c)	3,017	52,405
TTM Technologies, Inc. (a) (c)	2,936	34,234
Tyler Technologies, Inc. (a) (c)	2,752	35,473
Ultimate Software Group, Inc. (a)	1,679	52,838
Unica Corp. (a)	651	6,022
Universal Display Corp. (a) (c)	1,665	34,416
UTStarcom, Inc. (a) (c)	8,497	23,367
Varian, Inc. (a) (c)	2,171	141,766
VASCO Data Security International, Inc. (a) (c)	1,749	48,832
Veraz Networks, Inc. (a) (c)	604	2,911
Viasat, Inc. (a) (c)	1,557	53,607
Vignette Corp. (a) (c)	2,092	30,564
Virtusa Corp. (a)	295	5,112
Visual Sciences, Inc. (a) (c)	1,229	22,712
Vocus, Inc. (a) (c)	860	29,696
Volterra Semiconductor Corp. (a) (c)	1,255	13,843
Vonage Holdings Corp. (a) (c)	2,203	5,067
Websense, Inc. (a)	3,217	54,625
Wind River Systems, Inc. (a)	5,302	47,347
Zoran Corp. (a)	3,443	77,502
		12,205,811
Utilities - 4.1%
Alaska Communications Systems Group, Inc. (c)	2,946	44,190
Allete, Inc. (c)	1,765	69,859
American States Water Co. (c)	1,182	44,538
Aquila, Inc. (a)	26,329	98,207
Atlantic Tele-Network, Inc. (c)	448	15,133
Avista Corp. (c)	3,653	78,686
Black Hills Corp. (c)	2,604	114,836
California Water Service Group	1,344	49,755
Centennial Communications Corp. (a)	1,605	14,910
Central Vermont Public Service Corp. (c)	681	21,002
CH Energy Group, Inc. (c)	1,108	49,350
Cincinnati Bell, Inc. (a)	17,385	82,579
Cleco Corp. (c)	3,974	110,477
Consolidated Communications Holdings, Inc.	1,517	30,188
Consolidated Water Co, Inc. (c)	947	23,855
El Paso Electric Co. (a)	3,021	77,247
The Empire District Electric Co. (c)	2,106	47,975
EnergySouth, Inc. (c)	484	28,072
Fairpoint Communications, Inc. (c)	1,934	25,181
FiberTower Corp. (a) (c)	8,313	18,954
General Communication (a) (c)	3,756	32,865

	SHARES	VALUE
Utilities - 4.1% (Continued)
Global Crossing Ltd. (a) (c)	2,405	$53,030
Globalstar, Inc. (a) (c)	1,335	10,680
Golden Telecom, Inc. (a)	1,035	104,483
Hungarian Telephone & Cable Corp. (a) (c)	239	4,228
Ibasis, Inc. (c)	2,191	11,240
ICO Global Communications Ltd. (a) (c)	6,798	21,618
Idacorp, Inc. (c)	3,006	105,871
IDT Corp. (c)	3,504	29,609
Iowa Telecommunications Services, Inc. (c)	2,209	35,918
iPCS, Inc. (c)	1,173	42,216
ITC Holdings Corp. (c)	2,799	157,920
The Laclede Group, Inc. (c)	1,500	51,360
Mediacom Communications Corp. (a) (c)	3,848	17,662
MGE Energy, Inc. (c)	1,438	51,006
Neutral Tandem, Inc. (a) (c)	445	8,464
New Jersey Resources Corp. (c)	1,969	98,489
Nicor, Inc. (c)	3,118	132,047
North Pittsburgh Systems, Inc.	1,057	23,983
Northwest Natural Gas Co. (c)	1,940	94,400
Northwestern Corp.	2,495	73,602
Ntelos Holdings Corp. (c)	1,841	54,659
Orbcomm, Inc. (a) (c)	1,728	10,869
Otter Tail Corp. (c)	2,073	71,726
Paetec Holding Corp. (a) (c)	4,100	39,975
Piedmont Natural Gas Co. (c)	4,918	128,655
Pike Electric Corp. (a) (c)	1,050	17,598
PNM Resources, Inc.	5,333	114,393
Portland General Electric Co.	1,889	52,476
Premiere Global Services, Inc. (a) (c)	5,000	74,250
RCN Corp. (c)	2,047	31,913
Rural Cellular Corp. (a) (c)	806	35,537
Shenandoah Telecom Co. (c)	1,560	37,409
SJW Corp. (c)	1,057	36,646
South Jersey Industries, Inc.	2,050	73,985
Southwest Gas Corp.	2,815	83,803
Southwest Water Co. (c)	1,595	19,969
SureWest Communications (c)	1,029	17,596
Time Warner Telecom, Inc. (a)	9,498	192,714
UIL Holdings Corp. (c)	1,725	63,739
Unisource Energy Corp.	2,465	77,771
USA Mobility, Inc. (c)	1,531	21,893
Virgin Mobile Usa, Inc. (a) (c)	1,838	16,340
Westar Energy, Inc. (c)	6,807	176,574
WGL Holdings, Inc.	3,427	112,269
		3,768,444
TOTAL COMMON STOCKS
(Cost $77,746,035)		86,213,139

The accompanying notes are an integral part of the financial statements.

74

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
UNIT INVESTMENT TRUSTS - 1.0%
iShares Russell 2000 Index Fund (c)	12,700	$964,184
TOTAL INVESTMENT COMPANIES
(Cost $999,236)		964,184

	PRINCIPAL
	AMOUNT	VALUE
SHORT TERM INVESTMENTS (e) - 5.1%
U.S. Treasury Bills - 2.2%
2.995%, 03/13/2008	$2,000,000	$1,987,870

	SHARES	VALUE
Money Market Funds - 2.9%
Northern Institutional Diversified Assets Portfolio	2,719,617	$2,719,617
TOTAL SHORT TERM INVESTMENTS
(Cost $4,707,727)		4,707,487
Total Investments (Cost $83,452,998) (b) - 99.5%		91,884,810
Northern Institutional Diversified Assets Portfolio (d) - 51.5%		47,542,292
Liabilities in Excess of Other Assets - (51.0)%		(47,052,507)
TOTAL NET ASSETS - 100.0%		$92,374,595

(a)	Non-income producing security.
(b)
For federal income tax purposes, cost is $84,614,114 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $22,287,087 and $(14,016,371) respectively, with a net appreciation / (depreciation) of $8,270,696.

(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is
$45,956,420, $47,542,292, and $104,471, respectively.
(e)	Securities and other assets with an aggregate value of $4,401,540 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of
December 31, 2007:
		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)

Russell 2000 Index (03/08)	1	$6,792
Russell 2000 Index Mini (03/08)	52	73,528

The accompanying notes are an integral part of the financial statements.

75

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

ASSETS
Investments in securities, at value	$91,884,810
Collateral for securities loaned, at fair value	47,542,292
Cash	33
Receivables:
Shares sold	804,055
Interest and dividends	137,375
Investments sold	154,248
Prepaid expenses and other	2,755
140,525,568
LIABILITIES
Payables:
Payable upon return of securities loaned	47,542,292
Investment securities purchased	85,080
Shares redeemed	409,781
Variation margin	8,928
Advisory fees	27,622
Professional fees	25,995
Fund accounting fees	22,096
Administration fees	7,892
Custodian fees	4,678
Royalty fees	2,500
12b-1 fees	329
Directors’ fees	204
Other accrued expenses	13,576
48,150,973
NET ASSETS*
Paid-in capital	78,689,606
Accumulated undistributed net investment
income / (loss)	885,513
Accumulated net realized gain / (loss)
on investments and futures contracts	4,287,344
Net unrealized appreciation / (depreciation)
on investments and futures contracts	8,512,132
$92,374,595

Investments at cost	$83,452,998
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class F ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$91,675,936	1,368,392	$67.00
Class F	$698,659	10,462	$66.78

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2007
	Percentage of ordinary distributions designated as
	qualified dividend income	51.13%
	Dividends received deduction for corporate shareholders	50.90%
	Undistributed ordinary income	$1,255,954
	Undistributed long-term gains	$4,163,242
	Unrealized appreciation	$8,351,016

STATEMENT OF OPERATIONS
For the year ended December 31, 2007

INVESTMENT INCOME
Interest	$62,340
Dividends	1,466,672
Other income	126,498
1,655,510
EXPENSES
Advisory fees	343,608
Administration fees	98,174
Fund accounting fees	55,819
Professional fees	36,061
Custodian fees	32,793
Transfer agent fees	22,331
Directors’ fees	11,914
Royalty fee	10,310
Shareholder reporting fees	10,072
12b-1 fees - Class F	1,160
Other expenses	8,991
631,233
NET INVESTMENT INCOME / (LOSS)	1,024,277

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	4,842,144
Net realized gain / (loss) on futures contracts	(411,468)
4,430,676
Net change in unrealized appreciation /
(depreciation) on investments and
futures contracts	(7,603,496)
NET REALIZED AND UNREALIZED
GAIN / (LOSS)	(3,172,820)

NET INCREASE / (DECREASE) IN NET
ASSETS FROM OPERATIONS	$(2,148,543)

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory Fee	Administration Fee	Class I Expense Limit	Class F Expense Limit
0.30%	0.10%	0.75%	0.95%

The accompanying notes are an integral part of the financial statements.

76

Summit Mutual Funds, Inc. – Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$1,024,277	$732,129
Net realized gain / (loss) on investments and futures	4,430,676	6,958,894
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	(7,603,496)	6,109,042
	(2,148,543)	13,800,065
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(602,763)	(521,036)
Net realized gain on investments	(7,077,549)	(2,571,112)
Class F
Net investment income	(2,328)	(153)
Net realized gain on investments	(33,991)	(792)
	(7,716,631)	(3,093,093)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	14,888,385	21,481,354
Reinvestment of distributions	7,680,312	3,092,148
Payments for shares redeemed	(16,784,215)	(15,380,526)
	5,784,482	9,192,976
Class F
Proceeds from shares sold	516,472	330,479
Reinvestment of distributions	36,319	945
Payments for shares redeemed	(63,698)	(85,352)
	489,093	246,072
NET INCREASE / (DECREASE) IN NET ASSETS	(3,591,599)	20,146,020
NET ASSETS
Beginning of period	95,966,194	75,820,174
End of period	$92,374,595	$95,966,194
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$885,513	$529,373

FUND SHARE TRANSACTIONS Class I
Sold	210,290	308,422
Reinvestment of distributions	107,162	44,543
Redeemed	(238,974)	(221,188)
Net increase / (decrease) from fund share transactions	78,478	131,777
FUND SHARE TRANSACTIONS Class F
Sold	7,193	4,756
Reinvestment of distributions	508	14
Redeemed	(910)	(1,177)
Net increase / (decrease) from fund share transactions	6,791	3,593

TOTAL COST OF PURCHASES OF:
Common Stocks	$18,052,861	$28,192,639
	$18,052,861	$28,192,639
TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$19,270,153	$19,976,137
	$19,270,153	$19,976,137

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income**	$1,533,172	$671,425
Long-term capital gains	6,183,459	2,421,668
	$7,716,631	$3,093,093

** The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) is 60.62%

The accompanying notes are an integral part of the financial statements.

77

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO

Summit EAFE International Index Portfolio Class I - Average Annual Total Return

1-Year	5-Year	Since Inception
10.10%	19.52%	18.77%

Summit EAFE International Index Portfolio Class F - Average Annual Total Return

1-Year	5-Year	Since Inception
9.90%	19.29%	18.54%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to December 17, 2007, Class F share performance is based on Class I performance. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Subadvised by World Asset Management, LLC A division of Munder Capital Management
Inception Date:	November 12, 2000
Total Net Assets:	$118.63 Million
Number Of Equity Holdings:	906
Medium Cap Size:	$2,645 (in millions)
Average Price-to-book Ratio:	2.19 x
Divident Yield:	2.68%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
BP Plc Vodafone Group Plc HSBC Holdings Plc Nestle SA Total SA Royal Dutch Shell Plc - Class A Nokia OYJ Toyota Motor Corp. GlaxoSmithKline Plc Banco Santander Central Hispana SA	1.66% 1.49% 1.45% 1.30% 1.30% 1.13% 1.08% 1.02% 1.00% 0.97%

78

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO

Objective – Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International (“MSCI”) EAFE Index (the “Index”). The Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.

Strategy – The Summit Pinnacle EAFE International Index Portfolio (the “Portfolio”) will invest primarily in common stocks of the companies that compose the Index.

Managers’ Comments:

For the period ended December 31, 2007, the Summit EAFE International Index Portfolio’s (Class I) total return was 10.10% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 11.17% “net” total return for the MSCI EAFE Index (in U.S dollars after the impact of foreign taxes). The difference of 1.07% is referred to as “tracking error.” The largest component of the difference is attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services as well as the impact of foreign taxes. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding a sample of the security positions in the Index or holding them in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for it to seek investment results that correspond to the pre-expense.

79

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL HIGHLIGHTS	EAFE INTERNATIONAL INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.
	Class I
	Year Ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$98.66	$81.98	$74.34	$64.41	$49.59
INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.00	1.46	1.59	1.00 (1)	1.34
Net realized and unrealized gains / (losses)	8.80	18.83	7.59	10.42	14.49
Total from Investment Activities	9.80	20.29	9.18	11.42	15.83
DISTRIBUTIONS:
Net investment income	(1.48)	(1.63)	(0.72)	(0.69)	(0.19)
Net realized gains	(2.21)	(1.98)	(0.82)	(0.80)	(0.82)
Total Distributions	(3.69)	(3.61)	(1.54)	(1.49)	(1.01)
Net asset value, end of period	$104.77	$98.66	$81.98	$74.34	$64.41

Total return	10.10%	25.56%	12.57%	18.02%	32.79%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(2)	0.95%	0.95%	0.95%	0.95%	0.65%
Ratio of expenses to average net assets – gross	1.26%	1.29%	1.50%	1.69%	2.46%
Ratio of net investment income / (loss) to average net assets	1.48%	1.66%	1.75%	1.70%	2.14%
Portfolio turnover rate (3)	47.52%	44.33%	76.61%	55.49%	75.27%
Net assets, end of period (000’s)	$118,631	$58,754	$44,084	$50,938	$16,565

	Class F
	Year Ended
	December 31,
	2007(4)
Net asset value, beginning of period	$102.10
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.01
Net realized and unrealized gains / (losses)	2.65
Total from Investment Activities	2.66
DISTRIBUTIONS:
Net investment income	—
Net realized gains	—
Total Distributions	—
Net asset value, end of period	$104.76

Total return	2.61%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(2)	1.15	%(5)
Ratio of expenses to average net assets – gross	0.75	%(5)
Ratio of net investment income / (loss) to average net assets	0.25	%(5)
Portfolio turnover rate (3)	47.52%
Net assets, end of period (000’s)	$1

(1)	Per share amounts are based on average shares outstanding.
(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Portfolio commenced operations on December 17, 2007.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

80

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

DECEMBER 31, 2007
	SHARES	VALUE
COMMON STOCKS - 99.2%
Australia - 6.3%
AGL Energy Ltd.	4,193	$49,040
Alumina Ltd.	10,787	60,333
Amcor Ltd.	7,772	47,155
AMP Ltd.	15,967	139,497
Aristocrat Leisure Ltd.	2,454	24,241
Australia & New Zealand Banking Group Ltd.	15,231	367,238
Australian Stock Exchange Ltd.	1,423	75,592
AXA Asia Pacifica Holdings Ltd.	8,433	54,646
Babcock & Brown Ltd.	2,126	50,682
Bendigo Bank Ltd.	2,465	31,946
BHP Billiton Ltd.	26,658	939,557
Billabong International Ltd.	1,824	23,735
BlueScope Steel Ltd.	7,043	59,676
Boart Longyear Group (a)	11,446	23,618
Boral Ltd.	6,513	34,999
Caltex Australia Ltd.	1,232	20,954
Centro Properties Group	9,499	8,424
CFS Retail Property Trust	22,423	46,071
Challenger Financial Services Group Ltd.	4,668	20,453
Coca-Cola Amatil Ltd.	5,406	44,999
Cochlear Ltd.	558	36,697
Commonwealth Bank of Australia	10,568	548,401
Computershare Ltd.	4,023	34,900
Consolidated Media Holdings	15,898	58,629
Crown Ltd. (a)	1,182	13,954
CSL Ltd.	4,722	150,754
CSR Ltd.	9,089	24,740
DB RREEF Trust (a)	26,689	46,868
Fairfax Media Ltd.	11,567	47,532
Fortescue Metals Group (a)	9,770	64,339
Foster’s Group Ltd.	16,992	97,725
Goodman Fielder Ltd.	14,248	23,707
Goodman Group (a)	13,454	57,767
GPT Group	18,319	64,983
Harvey Norman Holdings Ltd.	5,999	35,818
Insurance Australia Group Ltd.	15,198	54,980
Leighton Holdings Ltd.	1,151	61,851
Lend Lease Corp. Ltd.	3,544	53,834
Macquarie Airports Management Ltd.	6,483	23,054
Macquarie Gourp Ltd.	2,254	150,809
Macquarie Infrastructure Group	20,115	53,516
Mirvac Group	9,273	48,853
National Australia Bank Ltd.	13,993	464,308
Newcrest Mining Ltd.	4,266	123,984
OneSteel Ltd.	6,392	34,517
Orica Ltd.	2,469	68,831
Origin Energy Ltd.	8,338	64,792
Oxiana Ltd.	10,799	32,997
Paladin Energy Ltd. (a)	3,999	23,842
Qantas Airways Ltd.	9,616	45,932
QBE Insurance Group Ltd.	7,292	213,467
Rio Tinto Ltd.	2,198	258,517
Santos Ltd.	5,202	64,495
Sonic Healthcare Ltd.	3,340	49,034
St. George Bank Ltd.	2,302	63,852
Stockland	13,366	98,817

	SHARES	VALUE
Australia - 6.3% (Continued)
Suncorp-Metway Ltd.	8,003	$118,897
TABCORP Holdings Ltd.	5,340	69,300
Tatts Group Ltd.	10,389	36,397
Telstra Corporation Ltd.	13,194	36,724
Telstra Corp.	23,583	97,116
Toll Holdings Ltd.	5,127	51,545
Transurban Group	9,446	56,731
Wesfarmers Ltd. - PPS (a)	2,525	90,236
Wesfarmers Ltd.	5,733	203,872
Westfield Group (a)	14,917	275,055
Westpac Banking Corp.	14,567	357,111
Woodside Petroleum Ltd.	4,015	177,643
Woolworths Ltd.	9,727	290,301
WorleyParsons Ltd.	1,091	49,813
Zinifex Ltd.	4,678	50,933
		7,445,626
Austria - 0.6%
Erste Bank der Oesterreichischen Sparkassen AG	1,537	108,988
Immoeast AG (a)	3,300	35,559
IMMOFINANZ AG	5,806	58,996
Meinl European Land (a)	3,544	48,862
Oesterreischeische Elektrizitaetswirtschafts AG	686	48,022
OMV AG	1,498	121,378
Raiffeisen International Bank-Holding AG	304	46,046
Telekom Austria AG	3,225	89,729
Voestalpine AG	1,041	75,263
Wienerberger AG	901	49,966
		682,809
Belgium - 1.2%
Belgacom SA	1,638	80,802
Colruyt SA	155	36,492
Delhaize Group	806	70,941
Dexia	4,593	115,703
Fortis	17,334	456,431
Groupe Bruxelles Lambert SA	857	110,100
Inbev	1,507	125,589
KBC Groep NV	1,483	208,583
Mobistar SA	402	36,587
Solvay SA	575	80,453
UCB SA	1,011	45,852
Umicore	211	52,444
		1,419,977
China - 0.0%
C C Land Holdings Ltd.	6,655	9,696
Fosun International (a)	9,839	9,211
		18,907

The accompanying notes are an integral part of the financial statements.

81

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
Denmark - 1.0%
AP Moller - Maersk A/S	12	$127,999
Carlsberg A/G	284	34,358
Coloplast A/S - B Shares (a)	381	33,057
Danisco A/S	635	45,010
Danske Bank A/S	3,895	152,553
DSV A/S	2,058	45,094
FLSmidth & Co A/S	501	51,278
Jyske Bank A/S (a)	612	48,239
Novo-Nordisk A/S - Class B	5,982	392,931
Novozymes A/S	436	49,755
Rockwool International	95	22,129
Sydbank A/S	878	37,745
Topdanmark A/S (a)	242	34,829
Vestas Wind Systems A/S (a)	1,480	160,187
William Demant Holding A/S (a)	255	23,650
		1,258,814
Finland - 1.9%
Cargotec Corp. - B Shares	475	21,980
Elisa Corporation	1,567	48,112
Fortum OYJ	3,794	170,904
Kesko OYJ - B Shares	622	34,302
Kone OYJ	664	46,531
Metso OYJ	1,143	62,383
Neste Oil OYJ	1,412	49,814
Nokia OYJ	32,891	1,275,304
Nokian Renkaat OYJ	973	34,213
Oko Bank	1,198	22,893
Orion OYJ	987	23,132
Outokumpu OYJ	1,211	37,553
Rautaruukki OYJ	800	34,680
Sampo OYJ	4,163	110,044
Sanoma Wsoy OYJ	1,286	36,908
Stora Enso OYJ	5,353	80,142
UPM-Kymmene OYJ	4,632	93,592
Wartsila OYJ - B Shares	623	47,447
YIT OYJ	1,560	34,189
		2,264,123
France - 10.6%
Accor SA	1,883	150,592
Aeroports de Paris	329	33,671
Air France-KLM	1,416	49,790
Air Liquide	1,966	292,585
Alcatel-Lucent	19,958	144,439
Alstom	891	191,495
ArcelorMittal	7,870	612,023
Atos Origin SA (a)	666	34,421
AXA SA	13,205	528,802
BNP Paribas SA	7,010	760,680
Bouygues SA	1,900	158,340
Business Objects SA (a)	780	47,669
Cap Gemini SA	1,298	81,603
Carrefour SA	5,198	404,991
Casino Guichard Perrachon SA	438	47,638
Cie de Saint-Gobain	2,654	250,240
Cie Generale de Geophysiqu (a)	202	57,590

	SHARES	VALUE
France - 10.6% (Continued)
CNP Assurances	397	$51,653
Compagnie Generale des Etablissements Michelin - B Shares	1,288	147,825
Credit Agricole SA	5,277	177,991
Dassault Systemes SA	612	36,229
Eiffage	213	20,977
Electricite de France	697	83,032
Essilor International SA	1,910	121,893
France Telecom SA	15,522	558,726
Gaz de France	1,691	98,893
Groupe Danone	3,781	339,420
Hermes International	665	84,043
Imerys SA	430	35,357
JC Decaux Sa	606	23,833
Klepierre	724	37,017
Lafarge SA	1,245	226,622
Lagardere S.C.A.	1,190	89,237
Legrand SA	334	11,402
L’Oreal SA	2,162	309,711
LVMH Moet Hennessy Louis Vuitton SA	2,083	251,798
Natixis	1,737	33,370
Neopost SA	330	34,010
PagesJaunes Groupe SA	1,702	34,116
Pernod-Ricard SA	750	173,363
Peugeot SA	1,452	110,072
PPR SA	731	117,564
Publicis Groupe	1,336	52,309
Renault SA	1,615	229,061
Safran SA	1,879	38,543
Sanofi-Aventis	8,542	786,548
Schneider Electric SA	1,870	253,391
Scor SE	1,395	35,680
Societe Generale	3,128	452,437
Societe Television Francaise 1	1,322	35,371
Sodexho Alliance SA	972	59,687
Suez SA	9,142	622,458
Technip SA	914	72,829
Thales SA	815	48,557
Thomson	2,356	33,516
Total SA	18,631	1,548,021
Unibail	585	128,227
Valeo SA	750	30,922
Vallourec SA	438	118,566
Veolia Environnement	2,910	265,698
Vinci SA	2,873	212,754
Vivendi Universal SA	9,803	449,754
Zodiac SA	564	36,068
		12,565,120
Germany - 8.9%
Adidas AG	1,943	145,618
Allianz AG	3,829	828,254
BASF AG	4,119	610,711
Bayer AG	6,299	575,868
Bayerische Motoren Werke AG	1,587	98,264
Beiersdorf AG	893	69,197
Bilfinger Berger AG	312	24,076
Celesio AG	825	51,263
Commerzbank AG	4,931	189,318

The accompanying notes are an integral part of the financial statements.

82

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Germany - 8.9% (Continued)
Continental AG	1,422	$185,014
Daimler AG	7,962	774,117
Deutsche Bank AG	4,256	556,291
Deutsche Boerse AG	1,659	329,268
Deutsche Lufthansa AG	2,273	60,550
Deutsche Post AG	6,636	228,098
Deutsche Postbank AG	820	72,832
Deutsche Telekom AG	24,450	536,923
E.ON AG	5,229	1,113,046
Fresenius Medical Care AG	1,687	90,495
Fresenius SE	417	34,691
Gea Group AG (a)	1,363	47,428
HeidelbergCement AG	146	22,627
Hochtief AG	376	50,575
Hypo Real Estate Holding AG	1,781	94,001
Infineon Technologies AG (a)	6,027	71,111
IVG Immobilien AG	935	32,234
K&S AG	271	64,484
Karstadt Quelle AG (a)	825	19,589
Linde AG	991	131,052
MAN AG	980	163,054
Merck KGaA	546	70,488
Metro AG	1,440	120,932
Muenchener Rueckversicherungs AG	1,765	343,055
Puma AG Rudolf Dassler Sport	59	23,549
Q-cells AG (a)	367	52,370
Rheinmetall AG	302	24,011
RWE AG	3,928	551,322
Salzgitter AG	395	58,935
SAP AG	7,550	392,198
Siemens AG	7,062	1,123,981
Solarworld AG	617	37,662
ThyssenKrupp AG	3,017	169,162
TUI AG (a)	1,719	48,079
Volkswagen AG	1,383	315,637
		10,601,430
Greece - 0.8%
Alpha Bank AE	3,503	127,527
Coca-Cola Hellenic Bottling Co. SA	1,417	61,302
EFG Eurobank Ergasias SA	2,798	98,507
Hellenic Telecommunications Organization SA	2,985	109,978
National Bank of Greece SA	3,286	225,706
OPAP SA	2,141	85,832
Piraeus Bank SA	2,774	108,288
Public Power Corp.	977	51,423
Titan Cement Co SA	797	36,356
		904,919
Hong Kong - 2.2%
Bank of East Asia Ltd.	12,579	86,066
Belle International Holdings	17,416	26,311
BOC Hong Kong Holdings Ltd.	27,607	77,361
Cathay Pacific Airways Ltd.	13,804	36,115
Cheung Kong Holdings Ltd.	11,647	215,392
CLP Holdings Ltd.	12,146	82,947
Esprit Holdings Ltd.	8,613	128,133
Foxconn International Holdings Ltd. (a)	19,351	43,430
Hang Lung Properties Ltd.	15,508	70,207

	SHARES	VALUE
Hong Kong - 2.2% (Continued)
Hang Seng Bank Ltd.	5,605	$115,660
Henderson Land Development Co. Ltd.	7,722	72,740
Hong Kong & China Gas Co. Ltd.	28,235	86,544
Hong Kong Aircraft	804	21,880
Hong Kong Exchanges and Clearing Ltd.	8,249	234,011
HongKong Electric Holdings Ltd.	13,423	77,208
Hopewell Holdings Ltd.	5,085	23,477
Hutchison Telecomunications International Ltd.	16,849	25,325
Hutchison Whampoa Ltd.	17,330	196,583
Kerry Properties Ltd.	5,370	43,146
Kingboard Chemical Holdings Ltd.	6,546	38,953
Lee & Man Paper Manufacturing	2,705	11,882
Li & Fung Ltd.	17,636	71,246
Link REIT	21,924	47,462
MTR Corp. Ltd.	10,710	39,420
New World Development Co. Ltd.	19,244	68,240
Noble Group Ltd.	7,544	12,735
Orient Overseas International Ltd.	1,502	11,115
Pacific Basin Shipping Ltd.	13,105	21,143
PCCW Ltd.	39,904	23,695
Shangri-La Asia Ltd.	11,794	37,058
Shui On Land Ltd.	18,919	22,080
Shun Tak Holdings	7,937	12,479
Sino Land Co.	10,073	35,784
Sun Hung Kai Properties Ltd.	10,037	213,164
Swire Pacific Ltd. - Class A	6,934	95,597
Tencent Holdings Ltd.	6,727	50,944
Tingyi Cayman Islands Holding Corp.	15,503	25,052
Wharf Holdings Ltd.	10,183	53,348
Wing Hang Bank Ltd.	1,880	28,137
		2,582,070
Ireland (Republic of) - 0.8%
Allied Irish Banks Plc	7,072	162,032
Anglo Irish Bank Corp Plc	3,059	48,928
Bank of Ireland	8,742	130,267
CRH Plc	4,376	152,591
Elan Corp. Plc (a)	4,012	86,766
Experian Group Ltd.	9,717	76,791
Invesco Ltd. (a)	2,840	89,119
Irish Life & Permanent Plc	2,535	43,771
Kerry Group Plc	1,585	50,287
Kingspan Group	1,183	17,901
Ryanair Holdings Plc (a)	3,628	24,755
Smurfit Kappa Group Plc (a)	1,416	23,173
		906,381
Italy - 4.0%
Alleanza Assicurazioni SpA	4,511	58,632
Assicurazioni Generali SpA	8,744	396,310
Autostrade SpA	2,191	83,063
Banca Monte dei Paschi di Siena SpA	10,758	57,921
Banca Popolare di Milano Scarl	4,153	56,590
Banco Popolare Scarl (a)	5,988	132,722
Bulgari SpA	2,554	35,698
Enel SpA	36,890	438,762
ENI SpA	22,386	819,874
Fiat SpA	6,393	165,440
Finmeccanica SpA	2,860	91,867
Fondiaria - SAI SpA	828	34,138

The accompanying notes are an integral part of the financial statements.

83

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
Italy - 4.0% (Continued)
Instituto Finanziario Industriale SpA (a)	682	$23,233
Intesa Sanpaola	70,879	560,632
Luxottica Group SpA	1,500	47,678
Mediaset SpA	7,517	75,888
Mediobanca SpA	4,753	98,122
Parmalat SpA	15,709	61,093
Pirelli & Co. (a)	29,948	32,970
Prysmian Spa (a)	1,415	34,942
Saipem SpA	1,213	48,646
Snam Rete Gas SpA	9,425	60,218
Telecom Italia SpA - RNC	51,900	123,382
Telecom Italia SpA	93,278	289,802
Terna Rete Electrica Nazionale	14,805	59,688
Unicredito Italiano SpA	79,288	658,444
Unione di Banche Italiane SCPA	5,532	152,137
Unipol	10,348	32,793
		4,730,685
Japan - 19.4%
The 77 Bank Ltd.	3,482	21,787
Acom Co. Ltd.	490	10,022
Advantest Corp.	1,257	35,781
Aeon Co. Ltd.	5,450	79,910
Aiful Corp.	604	10,792
Aisin Seiki Co. Ltd.	1,821	75,960
Ajinomoto Co., Inc.	6,496	73,906
Alfresa Holdings	414	24,977
Alps Electric Co. Ltd.	1,878	24,359
Amada Co. Ltd.	3,760	33,051
Asahi Breweries Ltd.	4,042	68,455
Asahi Glass Co. Ltd.	7,758	104,097
Asahi Kasei Corp.	10,351	68,936
Asics Corp.	1,589	22,900
Astellas Pharma, Inc.	4,221	184,006
The Bank of Kyoto Ltd.	2,726	32,356
The Bank of Yokohama Ltd.	9,212	64,649
Benesse Corp.	574	24,509
Bridgestone Corp.	5,031	89,528
Canon, Inc.	8,908	414,641
Casio Computer Co. Ltd.	2,964	34,465
Central Japan Railway Co.	13	110,898
The Chiba Bank Ltd.	6,901	56,214
Chiyoda Corp.	928	10,575
Chubu Electric Power Co., Inc.	5,516	143,930
Chugai Pharmaceutical Co. Ltd.	2,694	38,584
Chuo Mitsui Trust Holdings, Inc.	7,204	55,264
Citizen Watch Co. Ltd.	3,393	33,075
Cosmo Oil Co Ltd.	5,933	22,306
Credit Saison Co. Ltd.	1,649	45,168
CSK Holdings Corp.	718	23,266
Dai Nippon Printing Co. Ltd.	5,676	83,477
Daido Steel Co.	3,171	23,815
Daiichi Sankyo Co. Ltd.	6,279	193,347
Daikin Industries Ltd.	2,354	131,907
Dainippon Ink and Chemicals, Inc.	7,257	36,378
Daito Trust Construction Co. Ltd.	758	42,000
Daiwa House Industry Co. Ltd.	4,438	57,325
Daiwa Securities Group, Inc.	11,572	105,242

	SHARES	VALUE
Japan - 19.4% (Continued)
Denki Kagaku KK	4,649	$20,266
Denso Corp.	4,116	168,744
Dentsu, Inc.	18	47,693
East Japan Railway Co.	30	247,594
Eisai Co. Ltd.	2,190	86,255
Electric Power Development Co. Ltd.	1,298	48,451
Elpida Memory, Inc. (a)	711	24,694
Fanuc Ltd.	1,654	161,084
Fast Retailing Co. Ltd.	535	38,216
Fuji Electric Holdings Co. Ltd.	6,741	23,593
FUJIFILM Holdings Corp.	3,925	166,184
Fujikura Ltd.	4,742	24,110
Fujitsu Ltd.	17,274	116,433
Fukuoka Financial Group, Inc.	7,460	43,672
The Furukawa Electric Co.	5,701	22,148
The Gunma Bank Ltd.	4,904	32,396
Hachijuni Bank	4,579	30,905
Hankyu Hanshin Holdings, Inc.	10,385	44,900
Haseko Corp.	5,987	10,343
Hirose Electric Co. Ltd.	321	37,124
Hiroshima Bank	6,024	32,677
Hitachi Chemical Co. Ltd.	1,028	23,695
Hitachi Construction Machinery Co. Ltd.	1,066	31,966
Hitachi Ltd.	28,503	212,532
Hokkaido Electric Power Co., Inc.	2,098	45,447
Hokuhoku Financial Group, Inc.	10,747	31,265
Honda Motor Co. Ltd.	13,076	438,929
HOYA Corp.	3,877	123,548
Ibiden Co. Ltd.	1,089	75,547
Idemitsu Kosan Co Ltd.	218	23,124
IHI Corp.	10,972	22,884
Inpex Holdings, Inc.	8	86,649
Isetan Co. Ltd.	2,404	32,687
Isuzu Motors	5,266	23,946
ITOCHU Corp.	13,517	132,127
J Front Retailing Co Ltd. (a)	3,697	32,663
Japan Airlines Corp. (a)	9,000	20,543
Japan Petroleum Ex	306	22,379
Japan Real Estate Investment Corp.	4	50,128
Japan Retail Fund Investment Corp.	3	21,403
Japan Steel Works Ltd.	3,202	47,207
Japan Tobacco, Inc.	37	221,242
JFE Holdings, Inc.	4,780	242,177
JGC Corp.	1,990	34,362
The Joyo Bank Ltd.	5,951	33,293
JS Group Corp.	2,144	34,334
JSR Corp.	1,459	37,678
JTEKT Corp.	2,094	37,676
Kajima Corp.	7,345	23,998
Kamigumi Co. Ltd.	4,563	33,044
Kaneka Corp.	2,950	24,452
The Kansai Electric Power Co. Inc.	6,362	148,351
Kao Corp.	4,697	141,269
Kawasaki Heavy Industries Ltd.	14,984	44,396
Kawasaki Kisen Kaisha Ltd.	5,537	54,421
KDDI Corp.	21	156,398
Keihin Electric Express Railway Co. Ltd.	5,396	33,183
Keio Corp.	7,355	44,638

The accompanying notes are an integral part of the financial statements.

84

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Japan - 19.4% (Continued)
Keyence Corp.	295	$72,803
Kikkoman Corp.	1,707	23,485
Kintetsu Corp.	14,251	44,265
Kirin Holdings Co.	6,774	99,504
Kobe Steel Ltd.	22,222	72,406
Komatsu Ltd.	7,564	205,832
Konami Corp.	769	25,194
Konica Minolta Holdings, Inc.	4,412	78,157
Kubota Corp.	9,833	66,630
Kuraray Co. Ltd.	3,940	47,930
Kurita Water Industries Ltd.	1,225	37,173
Kyocera Corp.	1,469	130,312
Kyowa Hakko Kogyo Co. Ltd.	3,132	33,475
Kyushu Electric Power Co., Inc.	3,405	83,818
Lawson, Inc.	661	23,431
Leopalace 21 Corp.	1,237	33,329
Makita Corp.	1,099	46,630
Marubeni Corp.	14,750	104,702
Marui Co. Ltd.	3,469	34,251
Matsushita Electric Industrial Co. Ltd.	16,787	347,866
Matsushita Electric Works Ltd.	3,429	37,969
Mazda Motor Corp.	4,545	22,702
Mediceo Paltac Holdings Co. Ltd.	1,703	25,229
Millea Holdings, Inc.	6,470	218,340
Minebea Co.	3,817	24,498
Mitsubishi Chemical Holdings (a)	10,489	80,558
Mitsubishi Electric Corp.	16,054	167,847
Mitsubishi Estate Co. Ltd.	9,527	229,828
Mitsubishi Gas Chemical Co. Ltd.	3,589	35,339
Mitsubishi Heavy Industries Ltd.	28,616	123,209
Mitsubishi Materials Corp.	10,164	43,489
Mitsubishi Motors Corp. (a)	12,791	21,640
Mitsubishi Rayon Co. Ltd.	4,313	20,964
Mitsubishi UFJ Financial Group, Inc.	63,102	591,396
Mitsubishi Corp.	11,722	321,079
Mitsui & Co. Ltd.	15,655	331,415
Mitsui Chemicals, Inc.	6,732	44,231
Mitsui Engineering & Shipbuilding Co.	8,369	32,662
Mitsui Fudosan Co. Ltd.	6,615	143,888
Mitsui Mining & Smelting Co. Ltd.	5,676	22,762
Mitsui OSK Lines Ltd.	9,634	122,974
Mitsui Sumitomo Insurance Co. Ltd.	9,817	95,608
Mitsukoshi Ltd.	4,803	21,841
Mitsumi Electric	633	21,532
Mizuho Financial Group, Inc.	76	363,282
Murata Manufacturing Co. Ltd.	1,827	105,975
Namco Bandai Holdings, Inc.	2,161	33,794
NEC Corp.	15,516	71,528
NGK Insulators Ltd.	2,443	66,260
NGK Spark Plug Co. Ltd.	2,056	35,998
Nidec Corp.	961	71,227
Nikko Cordial Corp.	3,173	47,205
Nikon Corp.	3,040	105,311
Nintendo Co. Ltd.	763	456,919
Nippon Building Fund, Inc.	4	56,214
Nippon Electric Glass Co. Ltd.	2,850	46,584
Nippon Express Co. Ltd.	6,913	35,581
Nippon Mining Holdings, Inc.	8,558	54,850

	SHARES	VALUE
Japan - 19.4% (Continued)
Nippon Oil Corp.	10,537	$85,737
Nippon Paper Group, Inc.	8	24,061
Nippon Sheet Glass Co. Ltd.	6,480	33,121
Nippon Steel Corp.	46,039	285,181
Nippon Telegraph & Telephone Corp.	44	220,167
Nippon Yusen KK	11,680	92,842
Nipponkoa Insuranance Co.	3,472	31,607
The Nishi-Nippon City Bank Ltd.	8,514	21,339
Nissan Chemical Industries, Ltd.	1,763	23,056
Nissan Motor Co. Ltd.	17,903	197,115
Nisshin Steel Co.	6,396	22,500
Nissin Food Products Co. Ltd.	964	31,151
Nitori Co. Ltd.	482	23,126
Nitto Denko Corp.	1,373	72,758
NOK Corp.	1,195	25,405
Nomura Holdings, Inc.	13,767	233,527
Nomura Real Estate	2	18,977
Nomura Research Institute Ltd.	1,006	33,139
NSK Ltd.	5,019	52,385
NTN Corp.	4,093	35,575
NTT Data Corp.	11	48,937
NTT DoCoMo, Inc.	125	208,119
NTT Urban Development Corp.	12	19,442
Obayashi Corp.	4,691	23,599
Odakyu Electric Railway Co. Ltd.	6,515	41,464
OJI Paper Co. Ltd.	7,271	35,732
Olympus Corp.	2,017	83,414
Omron Corp.	1,876	44,753
Oriental Land Co. Ltd.	578	34,872
ORIX Corp.	761	130,041
Osaka Gas Co. Ltd.	16,492	65,103
OSAKA Titanium Technologies	161	12,019
Otsuka Corp.	132	11,331
Promise Co. Ltd.	851	21,177
Rakuten, Inc.	47	23,139
Resona Holdings, Inc.	50	89,961
Ricoh Co. Ltd.	5,714	105,621
Rohm Co. Ltd.	916	79,944
Sankyo Co. Ltd.	535	24,855
Sanyo Electric Co. Ltd. (a)	12,428	17,132
Sapporo Hokuyo Holdings	4	35,662
Sapporo Holdings	2,950	23,766
SBI E*Trade Securities Co. Ltd.	12	11,171
SBI Holdings, Inc.	80	21,877
Secom Co. Ltd.	1,900	103,916
Sega Sammy Holdings, Inc.	1,870	23,317
Seiko Epson Corp.	1,051	22,814
Sekisui Chemical Co. Ltd.	3,459	23,315
Sekisui House Ltd.	4,003	43,285
Seven & I Holdings Co. Ltd.	6,913	201,731
Sharp Corp.	8,721	156,910
Shimamura Co. Ltd.	237	20,218
Shimano, Inc.	623	22,586
Shimizu Corp.	5,532	24,165
Shin-Etsu Chemical Co. Ltd.	3,516	220,940
Shinko Securities Co. Ltd.	5,297	21,906
Shinsei Bank Ltd.	17,072	62,350
Shionogi & Co. Ltd.	2,486	43,950

The accompanying notes are an integral part of the financial statements.

85

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
Japan - 19.4% (Continued)
Shiseido Co. Ltd.	3,037	$71,905
The Shizuoka Bank Ltd.	5,031	55,257
Showa Denko KK	10,659	38,165
SMC Corp.	511	60,928
Softbank Corp.	6,051	125,120
Sojitz Corp.	9,570	34,694
Sompo Japan Insurance, Inc.	7,250	65,611
Sony Financial Holdings	9	34,400
Sony Corp.	7,858	436,106
Stanley Electric Co. Ltd.	1,481	36,987
Sumco Corp.	1,210	34,876
Sumitomo Chemical Co. Ltd.	13,889	123,952
Sumitomo Electric Industries Ltd.	6,953	110,598
Sumitomo Heavy Industries Ltd.	4,768	43,960
Sumitomo Metal Industries Ltd.	36,265	168,478
Sumitomo Metal Mining Co. Ltd.	4,757	81,331
Sumitomo Mitsui Financial Group, Inc.	51	382,106
Sumitomo Realty & Development Co. Ltd.	3,188	78,905
The Sumitomo Trust & Banking Co. Ltd.	10,441	69,909
Sumitomo Corp.	9,251	131,418
Suruga Bank Ltd.	1,942	21,173
Suzuken Co. Ltd.	722	25,787
Suzuki Motor Corp.	1,461	44,073
T&D Holdings, Inc.	1,673	86,409
Taiheiyo Cement Corp.	10,203	24,385
Taisei Corp.	8,093	21,878
Taisho Pharmaceutical Co. Ltd.	1,804	34,719
Takashimaya Co. Ltd.	2,879	34,791
Takeda Pharmaceutical Co. Ltd.	7,487	440,313
Takefuji Corp.	947	23,015
TDK Corp.	1,012	75,369
Teijin Ltd.	8,060	34,559
Terumo Corp.	1,368	72,003
THK Co. Ltd.	1,240	25,141
Tobu Railway Co. Ltd.	9,588	44,801
Toho Co. Ltd.	1,043	23,574
Tohoku Electric Power Co., Inc.	4,003	90,297
Tokuyama Corp.	2,321	23,332
The Tokyo Electric Power Co., Inc.	9,952	257,452
Tokyo Electron Ltd.	1,352	83,021
Tokyo Gas Co. Ltd.	18,730	87,686
Tokyo Steel Manufacturing Co. Ltd.	955	10,651
Tokyo Tatemono Co. Ltd.	3,061	28,989
Tokyu Land Corp.	3,871	33,334
Tokyu Corp.	10,216	67,214
TonenGeneral Sekiyu KK	4,494	44,371
Toppan Printing Co. Ltd.	5,987	58,897
Toray Industries, Inc.	11,590	90,778
Toshiba Corp.	25,768	193,061
Tosoh Corp.	5,072	21,838
Toyo Seikan Kaisha Ltd.	1,334	23,667
Toyoda Gosei Co. Ltd.	666	23,668
Toyota Boshoku Corp.	718	23,330
Toyota Industries Corp.	1,703	69,666
Toyota Motor Corp.	22,458	1,214,218
Toyota Tsusho Corp.	2,122	57,554
Trend Micro, Inc.	896	32,082
Ube Industries Ltd.	10,060	34,309

	SHARES	VALUE
Japan - 19.4% (Continued)
Unicharm Corp.	543	$34,364
Urban Corporation	1,484	19,859
Ushio, Inc.	1,125	24,773
West Japan Railway Co.	15	74,520
Yahoo Japan Corp.	121	54,156
Yakult Honsha Co.	964	22,306
Yamada Denki Co. Ltd.	711	81,274
Yamaha Motor Co.	1,748	42,325
Yamaha Corp.	1,481	33,872
Yamato Holdings Co. Ltd.	3,439	49,593
Yamato Kogyo Co.	569	23,429
Yaskawa Electric Corp.	1,785	24,351
Yokogawa Electric Corp.	2,151	23,644
		23,007,722
Luxembourg - 0.1%
Millicom International Cellular SA (a)	299	34,604
SES-FDR	1,357	35,712
		70,316
Netherlands - 4.1%
Aegon NV	12,910	228,200
Akzo Nobel NV	2,331	186,727
ASML Holding NV	3,552	112,485
Corio NV	425	34,424
European Aeronautic Defense and Space Co.	3,084	98,431
Fugro NV	451	34,816
Hagemeyer NV	3,501	23,955
Heineken NV	2,391	154,583
ING Groep NV	15,588	609,645
James Hardie Industries NV	4,448	25,191
Koninklijke Ahold NV	10,753	149,825
Koninklijke DSM NV	1,199	56,674
Koninklijke Philips Electronics NV	10,060	434,187
Qiagen NV (a)	1,095	23,726
Randstad Holding NV	568	22,439
Reed Elsevier NV	6,590	131,517
Royal Dutch Shell Plc - Class A	31,778	1,335,364
Royal KPN NV	16,316	296,754
SBM Offshore NV	1,440	45,476
STMicroelectronics NV	6,296	90,210
TNT NV	3,518	145,304
Tomtom (a)	412	31,022
Unilever NV	14,511	533,578
Vedior NV	1,341	33,762
Wolters Kluwer NV	2,683	88,182
		4,926,477
New Zealand - 0.1%
Asciano Group	5,621	34,549
Auckland International Airport Ltd.	11,077	24,806
Fletcher Building Ltd.	5,457	48,293
Telecom Corporation of New Zealand Ltd.	18,018	60,315
		167,963
Norway - 1.1%
Acergy SA	1,780	39,748
Aker Kvearner ASA	1,684	44,815
DNB NOR ASA	7,149	109,279

The accompanying notes are an integral part of the financial statements.

86

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Norway - 1.1% (Continued)
Lighthouse Caledon (a) (c)	198	$346
Marine Harvest (a)	19,788	12,719
Norsk Hydro ASA	7,239	103,455
Orkla ASA	7,450	144,408
Petroleum Geo - Services	1,323	38,436
Prosafe SE (a)	2,079	36,182
Renewable Energy Corp AS	1,552	78,888
Seadrill Ltd.	2,310	56,369
StatoiHyrdol ASA	11,035	343,456
Storebrand ASA	4,578	47,805
Telenor ASA	7,075	169,062
Yara International ASA	1,539	71,283
		1,296,251
Portugal - 0.3%
Banco Comercial Portugues SA	18,788	80,210
Bco Espirito Santo	2,051	44,980
Electricidade de Portugal SA	17,320	113,193
Portugal Telecom SGPS SA	7,870	102,752
PT Multimedia Servicos	2,615	36,512
Sonae SGPS, SA	12,038	34,848
		412,495
Singapore - 1.0%
CapitaLand Ltd.	15,244	66,400
Capitamall Trust	16,299	39,178
City Developments Ltd.	4,936	48,693
Comfortdelgro Corp.	18,779	23,874
Cosco Corp Singapore	7,678	30,830
DBS Group Holdings Ltd.	9,270	133,307
Fraser and Neave Ltd.	11,915	48,837
Keppel Corp Ltd.	10,392	93,853
Keppel Land Ltd.	4,577	23,148
Oversea-Chinese Banking Corp. Ltd.	24,248	139,648
Parkway Holdings	13,711	37,720
SembCorp Industries Ltd.	9,339	37,630
Singapore Airlines Ltd.	4,773	57,629
Singapore Exchange Ltd.	5,797	54,045
Singapore Press Holdings Ltd.	18,617	58,200
Singapore Telecommunications Ltd.	63,987	177,810
United Overseas Bank Ltd.	11,119	153,717
Venture Corp. Ltd.	2,618	23,280
		1,247,799
Spain - 4.4%
Abertis Infraestructuras SA	2,501	80,591
Acciona SA	250	79,262
Acerinox SA (a)	1,818	44,734
ACS, Actividades de Construccion y Servicios, SA (a)	1,871	111,198
Altadis SA	2,286	166,143
Banco Bilbao Vizcaya Argentaria SA	31,250	765,750
Banco de Sabadell SA (a)	5,066	54,884
Banco Popular Espanol SA (a)	7,979	136,489
Banco Santander Central Hispano SA	53,372	1,154,103
Cintra Concesiones de Infraestructuras de Transporte SA (a)	2,239	33,816
Fomento de Construcciones y Contratas SA	435	32,690
Gamesa Corporacion Tecnologica SA (a)	1,341	62,700
Gas Natural SDG SA	934	54,650
Gestevision Telecinco (a)	1,372	35,124

	SHARES	VALUE
Spain - 4.4% (Continued)
Grupo Ferrovial SA	563	$39,609
Iberdrola SA (a)	33,441	508,482
Iberia Lineas Aereas de Espana SA	5,082	22,291
Inditex SA	2,065	126,864
Indra Sistemas SA	1,767	48,001
Red Electrica de Espana	923	58,351
Repsol YPF SA	7,231	257,748
Sacyr Vallehermoso SA	815	31,696
Sociedad General de Aguas de Barcelona SA	884	35,581
Sogecable Sa (a)	705	28,243
Telefonica SA	34,924	1,134,569
Union Fenosa SA	1,013	68,410
Zardoya Otis SA	1,126	31,888
		5,203,867
Sweden - 2.3%
Alfa Laval AB	804	45,280
Assa Abloy AB	2,984	59,904
Atlas Copco AB	9,864	147,276
Boliden AB	2,683	33,729
Electrolux AB	2,975	49,942
Getinge AB	1,848	49,608
Hennes & Mauritz AB	4,362	265,572
Husqvarna AB - B Shares	3,351	39,793
Investor AB	2,638	59,999
Lundin Petroleum AB (a)	2,170	22,663
Modern Times Group AB	551	38,790
Nordea Bank AB	17,294	288,983
OMX AB	588	23,790
Sandvik AB	8,242	141,868
Scania AB	2,914	69,433
Securitas AB - Class B	3,536	49,239
Skandinaviska Enskilda Banken AB	3,887	99,533
Skanska AB	3,170	59,837
SKF AB	4,226	71,597
SSAB Svenskt Stal AB	2,229	60,698
Svenska Cellulosa AB	4,786	84,787
Svenska Handelsbanken AB	4,257	136,341
Swedbank AB	1,513	42,839
Swedish Match AB	2,580	61,674
Tele2 AB - B Shares	2,694	53,978
Telefonaktiebolaget LM Ericsson - Class B	124,571	292,578
TeliaSonera AB	18,747	175,485
Volvo AB	12,885	216,305
		2,741,521
Switzerland - 6.7%
ABB Ltd.	17,912	516,088
Actelion Ltd.(a)	768	35,308
Adecco SA	1,100	59,511
Ciba Specialty Chemicals AG	804	37,283
Compagnie Financiere Richemont AG	4,496	308,563
Credit Suisse Group	8,569	515,434
Geberit AG	349	47,935
Givaudan SA	75	72,274
Holcim Ltd.	1,821	195,104
Julius Baer Holding AG	831	68,703
Kuehne & Nagel International AG	482	46,193

The accompanying notes are an integral part of the financial statements.

87

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
Switzerland - 6.7% (Continued)
Lindt & Spruengli	10	$34,624
Logitech International SA (a)	1,371	50,280
Lonza Group AG	404	49,030
Nestle SA	3,359	1,542,799
Nobel Biocare Holding AG	214	57,273
Novartis AG	19,763	1,084,028
OC Oerlikon Corp. AG (a)	54	22,573
Roche Holding AG	6,261	1,081,704
Schindler Holding AG	581	37,462
SGS SA	49	58,385
Sonova Holding Ag	447	50,498
Straumann Holding AG	84	23,168
Sulzer AG	25	36,766
Swatch Group AG	343	103,386
Swiss Life Holding	314	78,490
Swiss Reinsurance	3,102	220,427
Swisscom AG	217	84,719
Syngenta AG	818	208,447
Synthes, Inc.	558	69,297
UBS AG	16,319	755,302
Zurich Financial Services AG	1,193	350,371
		7,901,425
United Kingdom - 21.4%
3i Group	3,937	78,598
Alliance&leicester	1,686	21,748
AMEC Plc	3,201	53,429
Anglo American	10,806	662,531
Antofagasta	1,565	22,337
ARM Holdings Plc	13,804	34,073
AstraZeneca Plc	12,841	553,148
Aviva Plc	23,006	308,206
BAE Systems Plc	31,081	308,113
Balfour Beatty Plc	3,799	37,604
Barclays Plc	55,017	551,966
Barratt Developments Plc	2,633	23,874
Berkeley Group Holdings (a)	916	24,616
BG Group Plc	28,465	651,619
BHP Billiton Plc	19,698	606,201
BP Plc	161,172	1,973,103
Brambles Ltd.	11,941	120,889
British Airways Plc (a)	5,404	33,321
British American Tobacco Plc	12,978	507,639
British Energy Group	9,024	98,618
British Land Co.	4,498	84,613
British Sky Broadcasting Group Plc	10,867	133,901
BT Group Plc	70,966	385,301
Bunzl Plc	3,468	48,980
Burberry Group Plc	4,275	48,464
Cable & Wireless Plc	21,980	81,382
Cadbury Schweppes Plc	17,631	217,948
Capita Group Plc	5,695	79,133
Carnival Plc	1,390	61,398
Carphone Warehouse	3,252	22,301
Centrica Plc	30,385	216,988
Charter Plc (a)	749	11,831
Cobham Plc	11,780	49,009
Compass Group Plc	16,454	101,044

	SHARES	VALUE
United Kingdom - 21.4% (Continued)
Daily Mail & General Trust	3,285	$32,483
De La Rue Plc	1	18
Diageo Plc	22,952	493,434
DSG International Plc	16,003	31,617
Emap Plc	2,080	38,092
Enterprise Inns Plc	5,931	57,497
FirstGroup Plc	4,322	70,118
Friends Provident Plc	15,167	49,333
G4S	10,922	53,212
GKN Plc	5,908	33,165
GlaxoSmithKline Plc	46,455	1,182,736
Hammerson Plc	2,887	58,906
Hays Plc	15,154	34,841
HBOS Plc	31,604	462,396
Home Retail Group Plc	8,370	54,649
HSBC Holdings Plc	102,344	1,715,376
ICAP Plc	4,332	62,648
Imperial Chemical Industries Plc (c)	10,467	138,974
Imperial Tobacco Group Plc	5,720	308,795
Inchcape	4,460	33,604
Intercontinental Hotels Group	2,549	44,857
International Power Plc	12,574	113,510
Invensys Plc (a)	7,520	33,980
Investec Plc	3,568	31,979
ITV Plc	35,207	59,851
J Sainsbury Plc	13,225	111,950
Johnson Matthey Plc	2,071	77,545
Kazakhmys Plc	894	24,398
Kelda Group Plc	2,694	58,185
Kesa Electricals Plc	7,480	34,768
Kingfisher Plc	23,052	66,812
Ladbrokes Plc	7,650	49,225
Land Securities Group Plc	4,356	130,586
Legal & General Group Plc	56,354	146,505
Liberty International Plc	2,665	57,134
Lloyds TSB Group Plc	47,771	448,840
LogicaCMG Plc	15,089	35,368
London Stock Exchange Group	1,297	51,094
Lonmin	721	44,392
Man Group	14,949	169,325
Marks & Spencer Group Plc	15,943	177,723
Meggitt Plc	7,662	50,751
Mitchells & Butlers Plc	4,486	37,863
Mondi Ltd.	0	4
Mondi Plc	3,027	25,604
Morrison(w)suprmkt	11,100	71,148
National Express Group Plc	1,629	40,274
National Grid Plc	22,205	368,639
Next Plc	2,042	66,013
Old Mutual Plc	46,132	153,908
Pearson Plc	7,182	104,651
Persimmon Plc	3,059	48,714
Provident Financial Plc	1	8
Prudential Plc	21,565	305,643
Punch Taverns Plc	2,954	44,955
Reckitt Benckiser Group PLC	5,030	291,771
Reed Elsevier Plc	10,641	143,932
Rentokil Initial Plc	15,883	38,225

The accompanying notes are an integral part of the financial statements.

88

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
United Kingdom - 21.4% (Continued)
Resolution Plc	5,772	$81,807
Reuters Group Plc	10,932	138,619
Rexam Plc	6,157	51,292
Rio Tinto Plc	8,216	869,585
Rolls-Royce Group Plc (a)	15,915	172,975
Royal & Sun Alliance Insurance Group	28,677	84,599
Royal Bank of Scotland Group Plc	81,995	724,695
Royal Dutch Shell Plc - Class B	24,292	1,010,635
SABMiller Plc	7,751	218,477
Sage Group Plc	11,447	52,409
Schroders	1,334	34,574
Scottish & Newcastle Plc	7,070	104,356
Scottish & Southern Energy Plc	7,312	238,416
Segro Plc	4,089	38,257
Serco Group	5,127	47,176
Severn Trent Plc	2,268	68,894
Shire Plc	2,495	57,066
Signet Group Plc	27,662	38,407
Smith & Nephew Plc	8,196	94,627
Smiths Group Plc	3,323	67,008
Stagecoach Group	5,074	28,785
Standard Chartered Plc	5,032	184,708
Standard Life Plc	17,670	88,902
Tate & Lyle Plc	3,947	34,963
Taylor Woodrow Plc	9,295	37,607
Tesco Plc	65,978	626,802
Thomas Cook Group Plc (a)	4,538	25,474
Tomkins Plc	9,642	33,924
Travis Perkins Plc	1,413	33,865
TUI Travel Plc (a)	6,576	38,453
Tullow Oil	5,342	69,279
Unilever Plc	11,159	419,829
United Business Media Plc	2,835	36,653
United Utilities Plc	7,840	117,984
Vedanta Resources	522	21,260
Vodafone Group Plc	471,529	1,762,743
Whitbread Plc	2,142	59,694
William Hill Plc	3,535	36,908
Wolseley Plc	6,006	88,710
WPP Group Plc	9,682	124,697
Xstrata Plc	4,899	346,195
Yell Group Plc	7,261	57,960
		25,355,219
TOTAL COMMON STOCKS
(Cost $96,929,938)		117,711,916

	SHARES	VALUE
UNIT INVESTMENT TRUSTS - 0.3%
iShares MSCI EAFE Index Fund	4,322	$339,277
TOTAL UNIT INVESTMENT TRUSTS
(Cost $305,539)		339,277

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Henkel KGaA	2,300	129,229
Porsche Automobile Holding AG	75	151,968
ProSiebenSat.1 Media AG	916	21,950
Volkswagen AG	895	130,854
		434,001
TOTAL PREFERRED STOCKS
(Cost $361,152)		434,001

RIGHTS - 0.0%
Wharf Holdings Ltd.
Issued by Wharf Holdings Ltd., Exp.1/8/2008, Strike $30 (a)	1,273	1,747
Dowa Mining Co. Ltd.
Issued by Mizuho International Plc, Exp. 1/29/2010,
Strike $1 (a) (c)	1,805	632
TOTAL RIGHTS
(Cost $1,492)		2,379

SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Northern Institutional Diversified Assets Portfolio	412,676	412,676
TOTAL SHORT TERM INVESTMENTS
(Cost $412,675)		412,676
Total Investments (Cost $98,010,796) (b) - 100.2%		118,900,249
Liabilities in Excess of Other Assets - (0.2)%		(268,447)
TOTAL NET ASSETS - 100.0%		$118,631,802

The accompanying notes are an integral part of the financial statements.

89

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

ASSETS
Investments in securities, at value	$118,900,249
Cash denominated in foreign currencies	23,605
Cash	6,628
Receivables:
Shares sold	70,395
Interest and dividends	194,884
Investments sold	573,779
Prepaid expenses and other	1,694
119,771,234
LIABILITIES
Payables:
Shares redeemed	941,908
Advisory fees	67,774
Fund accounting fees	62,392
Professional fees	21,531
Royalty fees	12,947
Custodian fees	11,704
Administration fees	10,185
Directors’ fees	125
Other accrued expenses	10,866
1,139,432
NET ASSETS*
Paid-in capital	95,138,112
Accumulated undistributed net
investment income / (loss)	1,007,403
Accumulated net realized gain / (loss)
on investments and foreign
currency translations	1,594,213
Net unrealized appreciation / (depreciation)
on investments and foreign
currency translations	20,892,074
$118,631,802
Investments at cost	$98,010,796
Cash denominated in foreign currencies at cost	23,831
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class F ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$118,630,776	1,132,344	$104.77
Class F	$1,026	10	$104.76	**

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2007
	Percentage of ordinary distributions designated as
	qualified dividend income	86.82%
	Undistributed ordinary income	$1,295,832
	Undistributed long-term gains	$1,901,539
	Unrealized appreciation	$20,277,646
**	NAV does not recalculate due to fractional shares outstanding.

STATEMENT OF OPERATIONS
For the year ended December 31, 2007
INVESTMENT INCOME
Dividends	$1,928,158
Foreign dividend taxes withheld	(158,041)
Other income	1,051
1,771,168
EXPENSES
Advisory fees	407,759
Custodian fees	189,733
Fund accounting fees	156,446
Administration fees	72,814
Professional fees	30,321
Royalty fee	24,267
Transfer agent fees	15,990
Directors’ fees	9,407
Shareholder reporting fees	8,343
Other expenses	5,571
920,651
Reimbursements and waivers	(228,917)
691,734
NET INVESTMENT INCOME / (LOSS)	1,079,434

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments
and foreign currency translations	2,131,638
Net change in unrealized appreciation /
(depreciation) on investments and
foreign currency translations	(475,273)

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	1,656,365

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,735,799

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory Fee	Administration Fee	Class I Expense Limit(1)	Class F Expense Limit(1)	Reimbursements and Waivers
0.30%	0.10%	0.60%	0.80%

(1)
The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to
0.95% for the I shares and 1.15% for the F shares of the average daily net assets of each respective share class until May 1, 2009.

The accompanying notes are an integral part of the financial statements.

90

Summit Mutual Funds, Inc. – Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$1,079,434	$877,818
Net realized gain / (loss) on investments and foreign currency translations	2,131,638	1,280,245
Net change in unrealized appreciation / (depreciation) on investments and
foreign currency translations	(475,273)	10,070,223
	2,735,799	12,228,286
DISTRIBUTIONS TO SHAREHOLDERS (1)
Class I
Net investment income	(895,891)	(898,476)
Net realized gain on investments	(1,341,924)	(1,089,408)
Class F (2)
Net investment income	—	—
Net realized gain on investments	—	—
	(2,237,815)	(1,987,884)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	78,722,812	16,521,253
Reinvestment of distributions	2,237,815	1,987,884
Payments for shares redeemed	(21,581,983)	(14,078,992)
	59,378,644	4,430,145
Class F (2)
Proceeds from shares sold	1,000	—
Reinvestment of distributions	—	—
Payments for shares redeemed	—	—
	1,000	—
NET INCREASE / (DECREASE) IN NET ASSETS	59,877,628	14,670,547
NET ASSETS
Beginning of period	58,754,174	44,083,627
End of period	$118,631,802	$58,754,174
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$1,007,403	$807,040

FUND SHARE TRANSACTIONS Class I
Sold	723,184	184,761
Reinvestment of distributions	22,385	23,882
Redeemed	(208,760)	(150,829)
Net increase / (decrease) from fund share transactions	536,809	57,814
FUND SHARE TRANSACTIONS Class F(2)
Sold	10	—
Reinvestment of distributions	—	—
Redeemed	—	—
Net increase / (decrease) from fund share transactions	10	—

TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$91,683,042	$26,940,948
	$91,683,042	$26,940,948
TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$33,858,535	$23,378,114
	$33,858,535	$23,378,114

(1)TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income(3)	$1,672,255	$1,827,354
Long-term capital gains	565,560	160,530
	$2,237,815	$1,987,884

(2)Class F Shares have been offered since 10/1/07.
(3) The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) is 46.43%

The accompanying notes are an integral part of the financial statements.

91

Summit Mutual Funds, Inc. – Pinnacle Series LEHMAN AGGREGATE BOND INDEX PORTFOLIO

Summit Lehman Aggregate Bond Index Portfolio - Average Annual Total Return
1-Year	3-Year	Since Inception
7.43%	4.18%	3.74%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker Kevin P. Aug
Inception Date:	April 1, 2003
Total Net Assets:	$44.50 Million
Number Of Fixed Income Holdings:	98
Effective Duration:	4.43 years
Average Maturity:	14.70 years
Average Credit Quality:	Aaa/AAA
30-day SEC Yield:	4.09%

Quality Breakdown	Sector Allocations

(% of portfolio)
AAA AA A BBB	81% 1% 13% 5%

92

Summit Mutual Funds, Inc. – Pinnacle Series LEHMAN AGGREGATE BOND INDEX PORTFOLIO

Objective – Seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index (the “Index”).

Strategy – The Summit Pinnacle Lehman Aggregate Bond Index Portfolio (the “Portfolio”) will invest at least 80% of the value of its assets in obligations issued or guaranteed by the U.S. Government, publicly–traded debt securities rated BBB or BAA3 or higher by a national rating agency, or cash and cash equivalents. Up to 20% of the Portfolio’s total assets may be invested in financial futures or options contracts. The Portfolio will not purchase bonds rated below investment grade.

Managers’ Comments:

For the period ended December 31, 2007, the Summit Lehman Aggregate Bond Index Portfolio’s total return was 7.43% (before the impact of any product or contract-level fees). This compares to a 6.97% total return for the Lehman Aggregate Bond Index. The difference of 0.46% is referred to as “tracking error” and is attributed to a number of factors, including the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. Other factors include the fact that the Portfolio is only a sample of the Index verses a complete replication of the Index, the timing and size of cash flows into and out of the Portfolio and related holdings of cash and cash equivalents; and brokers’ commissions or other trading costs, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

93

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL HIGHLIGHTS	LEHMAN AGGREGATE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

	Year Ended December 31,
	2007	2006	2005	2004	2003(1)
Net asset value, beginning of period	$48.85	$49.06	$50.13	$49.78	$50.00
INVESTMENT ACTIVITIES:
Net investment income / (loss)	2.13	1.97	1.83	1.71 (2)	1.32
Net realized and unrealized gains / (losses)	1.40	(0.24)	(1.06)	0.03	(0.49)
Total from Investment Activities	3.53	1.73	0.77	1.74	0.83
DISTRIBUTIONS:
Net investment income	(2.11)	(1.94)	(1.84)	(1.39)	(1.05)
Total Distributions	(2.11)	(1.94)	(1.84)	(1.39)	(1.05)
Net asset value, end of period	$50.27	$48.85	$49.06	$50.13	$49.78

Total return	7.43%	3.64%	1.57%	3.55%	1.70%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(3)	0.59%	0.59%	0.60%	0.60%	0.60	%(4)
Ratio of expenses to average net assets - gross	0.59%	0.59%	0.63%	0.71%	1.10	%(4)
Ratio of net investment income / (loss) to average net assets	4.24%	3.96%	3.54%	3.26%	2.83	%(4)
Portfolio turnover rate	23.61%	27.93%	15.93%	43.24%	31.94	%(4)
Net assets, end of period (000’s)	$44,496	$39,160	$37,657	$32,786	$10,296

(1) Portfolio commenced operations on April 1, 2003.
(2) Per share amounts are based on average shares outstanding.
(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(4) Annualized.

The accompanying notes are an integral part of the financial statements.

94

Summit Mutual Funds, Inc. – Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

DECEMBER 31, 2007
	PRINCIPAL
	AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 28.9%
U.S. Treasury Bonds - 7.4%
6.250%, 08/15/2023 (d)	$400,000	$478,906
5.500%, 08/15/2028 (d)	500,000	566,172
5.250%, 11/15/2028 (d)	1,100,000	1,210,257
5.250%, 02/15/2029 (d)	725,000	797,557
6.125%, 08/15/2029 (d)	200,000	244,672
		3,297,564
U.S. Treasury Notes - 21.5%
5.625%, 05/15/2008 (d)	300,000	302,414
3.125%, 10/15/2008 (d)	500,000	499,141
3.375%, 12/15/2008 (d)	196,000	196,245
5.500%, 05/15/2009 (d)	200,000	206,500
6.000%, 08/15/2009 (d)	750,000	784,277
6.500%, 02/15/2010 (d)	600,000	641,578
4.000%, 04/15/2010 (d)	250,000	255,078
5.750%, 08/15/2010	300,000	320,109
4.250%, 01/15/2011 (d)	950,000	982,063
4.750%, 01/31/2012	250,000	263,516
4.500%, 04/30/2012 (d)	200,000	208,922
4.875%, 06/30/2012 (d)	200,000	212,125
4.000%, 11/15/2012 (d)	500,000	513,476
3.875%, 02/15/2013 (d)	1,500,000	1,530,000
3.625%, 05/15/2013 (d)	300,000	302,062
4.000%, 02/15/2014 (d)	500,000	510,821
4.000%, 02/15/2015 (d)	650,000	659,192
4.875%, 08/15/2016 (d)	750,000	798,633
4.625%, 02/15/2017 (d)	350,000	365,914
		9,552,066
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,363,714)		12,849,630

SOVEREIGN GOVERNMENT BONDS - 0.7%
Province of New Brunswick
6.750%, 08/15/2013	100,000	113,819
Republic of Italy
2.500%, 07/15/2008	200,000	197,646
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $309,880)		311,465

MORTGAGE BACKED SECURITIES - 41.8%
Bank of America Commercial Mortgage, Inc.
Series 2006-5, 5.390%, 09/10/2047	690,000	689,821
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2000-WF2, 7.110%, 10/15/2032	54,301	54,516
Series 2003-TOP12, 4.240%, 08/13/2039	350,000	346,894
Series 2004-PWR5, 4.254%, 07/11/2042	580,000	576,733
Fannie Mae Pool
Pool #615009, 5.000%, 12/01/2016	1,122,985	1,125,440
Pool #639917, 5.000%, 11/01/2017	167,638	168,042
Pool #727360, 5.500%, 08/01/2018	422,296	428,572
Pool #828624, 5.000%, 06/01/2020	525,894	526,410
Pool #211487, 6.500%, 04/01/2023	67,294	70,499
Pool #653650, 6.500%, 08/01/2032	407,536	419,361
Pool #555591, 5.500%, 07/01/2033	664,413	664,906
Pool #722267, 5.500%, 07/01/2033	837,370	837,991
Pool #732114, 6.000%, 08/01/2033	113,600	115,587
Pool #357457, 5.500%, 11/01/2033	764,726	765,293
Pool #840633, 6.000%, 06/01/2034	599,009	610,983
Pool #801322, 5.000%, 10/01/2034	964,977	942,604
Pool #824839, 5.500%, 06/01/2035	1,555,815	1,554,865
Pool #256101, 5.500%, 02/01/2036	663,520	663,116
Pool #903724, 7.500%, 11/01/2036	713,651	741,481

	PRINCIPAL
	AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 41.8% (Continued)
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	$1,116,127	$1,118,877
Pool #E9-9160, 4.500%, 09/01/2018	427,365	420,238
Pool #G1-1798, 5.000%, 11/01/2020	731,317	732,034
Pool #C7-6658, 5.000%, 02/01/2033	1,107,517	1,082,257
Pool #G0-8146, 6.000%, 08/01/2036	994,923	1,009,883
Pool #A6-6783, 6.000%, 10/01/2037	1,880,881	1,908,970
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	833,124	835,032
J.P. Morgan Chase Commercial Mortgage Backed Security Corp.
Series 2001-C1, 5.464%, 10/12/2035	183,927	185,252
TOTAL MORTGAGE BACKED SECURITIES
(Cost $18,656,851)		18,595,657

ASSET BACKED SECURITIES - 0.3%
Residential Asset Securities Corp.
Series 2003-KS4, 4.610%, 06/25/2033	132,750	118,201
TOTAL ASSET BACKED SECURITIES
(Cost $131,199)		118,201

U.S. GOVERNMENT AGENCY ISSUES - 8.3%
Fannie Mae
5.050%, 02/07/2011	1,300,000	1,353,392
Federal Farm Credit Bank
4.250%, 02/01/2012	750,000	760,627
Freddie Mac
5.750%, 03/15/2009	200,000	204,397
7.000%, 03/15/2010	1,300,000	1,393,265
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $3,596,828)		3,711,681

CORPORATE BONDS - 18.6%
Consumer Discretionary - 1.4%
EW Scripps Co.
5.750%, 07/15/2012	180,000	188,151
Johnson Controls, Inc.
5.250%, 01/15/2011	200,000	200,564
TCI Communications, Inc.
8.750%, 08/01/2015	100,000	116,321
The Thomson Corp.
6.200%, 01/05/2012	100,000	104,308
		609,344
Consumer Staples - 1.4%
Campbell Soup Co.
5.875%, 10/01/2008 (d)	230,000	232,250
Cargill Inc.
5.000%, 11/15/2013 (a) (d)	250,000	245,782
Diageo Capital PLC
3.375%, 03/20/2008 (d)	136,000	135,743
		613,775
Energy - 3.2%
Apache Corp.
5.625%, 01/15/2017 (d)	100,000	101,876

The accompanying notes are an integral part of the financial statements.

95

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	LEHMAN AGGREGATE LEHMAN AGGREGATE BOND INDEX PORTFOLIO

	PRINCIPAL
	AMOUNT	VALUE
Energy - 3.2% (Continued)
Colonial Pipeline Co.
7.750%, 11/01/2010 (a)	$375,000	$407,913
6.580%, 08/28/2032 (a)	100,000	103,957
Conoco Funding Co.
6.350%, 10/15/2011	80,000	84,971
Devon Financing Corp ULC
6.875%, 09/30/2011	280,000	299,849
Public Service of North Carolina, Inc.
6.625%, 02/15/2011	180,000	188,067
Suncor Energy, Inc.
6.500%, 06/15/2038	250,000	267,305
		1,453,938
Financials - 1.7%
American General Finance Corp.
5.375%, 09/01/2009 (d)	210,000	213,110
Camden Property Trust
5.875%, 11/30/2012	100,000	101,041
General Electric Capital Corp.
6.125%, 02/22/2011	250,000	261,334
The Progressive Corp.
6.375%, 01/15/2012	165,000	175,900
		751,385
Health Care - 1.8%
AstraZeneca PLC
6.450%, 09/15/2037	350,000	383,487
C.R. Bard, Inc.
6.700%, 12/01/2026	250,000	262,975
Eli Lilly & Co.
2.900%, 03/15/2008 (d)	100,000	99,672
Pharmacia Corp.
5.875%, 12/01/2008 (e)	50,000	50,747
		796,881
Industrials - 5.0%
Chevron Phillips Chemical Company LLC
7.000%, 03/15/2011	200,000	215,056
CSX Corp.
4.875%, 11/01/2009	180,000	180,492
Deere & Co.
6.550%, 10/01/2028	250,000	269,894
Eaton Corp.
5.750%, 07/15/2012	439,000	451,655
Emerson Electric Co.
4.750%, 10/15/2015 (d)	200,000	194,103
Honeywell International, Inc.
7.500%, 03/01/2010 (d)	108,000	114,943
Lockheed Martin Corp.
7.200%, 05/01/2036	150,000	175,121
Masco Corp.
5.875%, 07/15/2012	180,000	184,508

	PRINCIPAL
	AMOUNT	VALUE
Industrials - 5.0% (Continued)
Pitney Bowes, Inc.
4.625%, 10/01/2012	$180,000	$182,089
United Technologies Corp.
4.375%, 05/01/2010	250,000	250,709
		2,218,570
Information Technology - 1.1%
Cisco Systems, Inc.
5.250%, 02/22/2011	250,000	256,315
Oracle Corp / Ozark Holdings, Inc.
5.250%, 01/15/2016	250,000	249,509
		505,824
Materials - 1.5%
Alcoa, Inc.
5.720%, 02/23/2019	149,000	146,463
Westvaco Corp.
7.950%, 02/15/2031	500,000	529,522
		675,985
Telecommunication Services - 1.0%
GTE Corp.
7.510%, 04/01/2009	180,000	185,211
6.940%, 04/15/2028	80,000	85,692
Sprint Capital Corp.
6.875%, 11/15/2028	180,000	170,705
		441,608
Utilities - 0.5%
Exelon Generation Co. LLC
5.350%, 01/15/2014	230,000	223,835
TOTAL CORPORATE BONDS
(Cost $8,412,799)		8,291,145

	SHARES	VALUE
SHORT TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
Northern Institutional Diversified Assets Portfolio	363,316	$363,316
TOTAL SHORT TERM INVESTMENTS
(Cost $363,316)		363,316
Total Investments (Cost $43,834,587) (b) - 99.4%		44,241,095
Northern Institutional Liquid Assets Portfolio (c) - 18.1%		8,069,433
Liabilities in Excess of Other Assets - (17.5)%		(7,814,906)
TOTAL NET ASSETS - 100.0%		$44,495,622

(a)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)
For federal income tax purposes, cost is $43,834,686 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $777,249 and ($370,840), respectively, with a net appreciation / (depreciation) of $406,409.

(c)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $12,683,650, $8,069,433, and $5,022,246, respectively.

(d)	All or a portion of this security is out on loan.
(e)	Variable rate security.

The accompanying notes are an integral part of the financial statements.

96

Summit Mutual Funds, Inc. – Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007
ASSETS
Investments in securities, at value	$44,241,095
Collateral for securities loaned, at fair value	8,069,433
Receivables:
Shares sold	34,195
Securities sold	577,320
Interest and dividends	490,811
Prepaid expenses and other	1,126
53,413,980
LIABILITIES
Payables:
Investment securities purchased	512,423
Payable upon return of securities loaned	8,069,433
Shares redeemed	283,594
Professional fees	16,672
Fund accounting fees	11,561
Advisory fees	11,420
Administration fees	3,807
Custodian fees	1,084
Directors’ fees	101
Other accrued expenses	8,263
8,918,358
NET ASSETS*
Paid-in capital	44,185,685
Accumulated undistributed net investment
income / (loss)	281,959
Accumulated net realized gain / (loss)
on investments	(378,530)
Net unrealized appreciation / (depreciation)
on investments	406,508
$44,495,622

Investments at cost	$43,834,587
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$44,495,622	885,136	$50.27

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Percentage of ordinary distributions designated as
	qualified dividend income	2.08%
	Dividends received deduction for corporate shareholders	2.10%
	Undistributed ordinary income	$281,959
	Unrealized appreciation	$406,409

Capital Loss Carryforward Expiring December 31:
2011	2012	2013	2014
$(27,690)	$(58,001)	$(75,489)	$(217,251)

STATEMENT OF OPERATIONS
For the year ended December 31, 2007

INVESTMENT INCOME
Interest	$1,917,658
Dividends	76,774
Other income	17,042
2,011,474
EXPENSES
Advisory fees	124,795
Administration fees	41,598
Fund accounting fees	27,048
Professional fees	20,871
Transfer agent fees	14,283
Directors’ fees	4,910
Shareholder reporting fees	4,441
Custodian fees	4,143
Other expenses	3,976
246,065
NET INVESTMENT INCOME / (LOSS)	1,765,409

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	120,051
Net change in unrealized appreciation /
(depreciation) on investments	1,151,263

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	1,271,314

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,036,723

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit
0.30%	0.10%	0.60%

The accompanying notes are an integral part of the financial statements.

97

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	LEHMAN AGGREGATE LEHMAN AGGREGATE BOND INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31,
	2007	2006
OPERATIONS
Net investment income / (loss)	$1,765,409	$1,514,352
Net realized gain / (loss) on investments	120,051	(200,587)
Net change in unrealized appreciation / (depreciation) on investments	1,151,263	59,639
	3,036,723	1,373,404

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(1,780,425)	(1,523,171)
	(1,780,425)	(1,523,171)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	11,062,969	7,341,409
Reinvestment of distributions	1,780,425	1,523,171
Payments for shares redeemed	(8,764,517)	(7,211,808)
	4,078,877	1,652,772

NET INCREASE / (DECREASE) IN NET ASSETS	5,335,175	1,503,005
NET ASSETS
Beginning of period	39,160,447	37,657,442
End of period	$44,495,622	$39,160,447

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$281,959	$237,576

FUND SHARE TRANSACTIONS
Sold	225,418	151,422
Reinvestment of distributions	36,450	31,573
Redeemed	(178,351)	(149,030)

Net increase / (decrease) from fund share transactions	83,517	33,965

TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$499,750	$2,937,541
U.S. Government Securities	12,149,168	7,459,902
Corporate Bonds	1,379,066	1,561,740
Asset Backed Securities	695,445	—

	$14,723,429	$11,959,183

TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$1,653,429	$2,454,252
U.S. Government Securities	5,822,943	6,156,872
Corporate Bonds	1,245,191	1,773,733
Asset Backed Securities	891,647	—

	$9,613,210	$10,384,857

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$1,780,425	$1,523,171

	$1,780,425	$1,523,171

The accompanying notes are an integral part of the financial statements.

98

Summit Mutual Funds, Inc. – Pinnacle Series INFLATION PROTECTED PLUS PORTFOLIO

Summit Inflation Portfolio - Total Return
1-Year	Since Inception
10.80%	10.90%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker
Michael J. Schultz
D. Scott Keller
Inception Date:	December 28, 2006
Total Net Assets:	$1.16 Million
Number of Fixed
Income Holdings:	10
Effective Duration:	5.41 years
Average Maturity:	9.79 years
Average Credit Quality:	GOV/GOV
30-day SEC Yield:	2.99%

Sector Allocations

99

Summit Mutual Funds, Inc. – Pinnacle Series INFLATION PROTECTED PLUS PORTFOLIO

Objective – Seeks to maximize real levels of current income consistent with reasonable investment risk, by investing primarily in inflation adjusted fixed income securities.

Strategy – The Inflation Protected Plus Portfolio (the “Portfolio”) seeks to achieve its objective by investing under normal circumstances at least 80% of the value of its assets in inflation protected fixed income securities. Up to 20% of the Portfolio’s assets may be invested in fixed income securities that are not inflation indexed, including unrated or below investment-grade bonds, convertible debt securities, convertible preferred and preferred stocks, or other securities.

Managers’ Comments:

The Summit Inflation Protected Plus Portfolio had a total return of 10.80% (before the impact of any product or contract level fees) for the year ended December 31, 2007, compared to a total return of 11.64% for the Lehman Brothers U.S. Treasury Inflation Protected Securities (“TIPs”) Index. The primary reason that the Portfolio underperformed the Index is because the Portfolio has expenses and trading costs that the Index does not. In addition, the Portfolio maintains a small cash position to manage cash inflows and outflows of the fund.

Treasury rates in general declined in 2007, as the prospect of a slower economy prompted the Federal Reserve to cut short-term interest rates. In addition, the ongoing credit crunch created a flight to quality in the latter half of 2007, that drove Treasury rates down further. For the year, 10 year Treasury rates declined from 4.70% to 4.02%, while 2 year Treasury rates declined from 4.81% to 3.05%.

The rate of inflation, as measured by the Consumer Price Index for Urban Consumers, rose 4.1% for 2007. This compares to a rate of 2.5% for 2006. The increase in inflation has largely been driven by higher commodity and energy prices. These higher costs have begun to spread into other parts of the economy by affecting component and transportation costs, as well. Core inflation however, which excludes food and energy, advanced at a more moderate 2.4% in 2007.

The difference between the yield on a 10 year Treasury bond and the yield on a 10 year TIPs bond, ranged between 2.0% and 2.5% during 2007, ending the year at about 2.35%. The implication is that the market expects inflation to average a more modest 2.0% to 2.5% over the next 10 years.

The Portfolio is comprised primarily of U.S. Treasury Inflation Protected Securities and maintained an intermediate duration throughout the year. The combination of lower interest rates, higher reported inflation and a modest expectation for future inflation combined to provide a higher return for TIPs than for similar US Treasury securities.

100

Summit Mutual Funds, Inc. – Pinnacle Series
INFLATION PROTECTED PLUS PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

	Year Ended	Period Ended
	December 31,	December 31,
	2007	2006(1)

Net asset value, beginning of period	$50.09	$50.00

INVESTMENT ACTIVITIES:
Net investment income / (loss)	2.64	—
Net realized and unrealized gains / (losses)	2.59	0.09

Total from Investment Activities	5.23	0.09

DISTRIBUTIONS:
Net investment income	(2.32)	—

Total Distributions	(2.32)	—

Net asset value, end of period	$53.00	$50.09

Total return	10.80%	0.18%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net (2)	0.75%	0.75	%(3)
Ratio of expenses to average net assets – gross	5.27%	33.70	%(3)
Ratio of net investment income / (loss) to average net assets	5.19%	(2.28	)%(3)
Portfolio turnover rate	8.46%	0.00%
Net assets, end of period (000’s)	$1,157	$1,002

(1) Portfolio commenced operations on December 28, 2006.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

The accompanying notes are an integral part of the financial statements.

101

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	INFLATION PROTECTED PLUS PORTFOLIO

DECEMBER 31, 2007
	PRINCIPAL
	AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS (b) - 93.7%
U.S. TREASURY NOTES & BONDS
U.S. Treasury Bonds - 27.5%
2.375%, 01/15/2027	$31,080	$32,867
3.875%, 04/15/2029	216,046	285,856
		318,723
U.S. Treasury Notes - 66.2%
3.875%, 01/15/2009	50,956	52,461
4.250%, 01/15/2010	62,089	66,250
0.875%, 04/15/2010	55,141	54,955
3.500%, 01/15/2011	72,023	77,459
3.000%, 07/15/2012	81,338	88,093
2.000%, 01/15/2014	180,910	186,861
1.875%, 07/15/2015	171,854	175,171
2.000%, 01/15/2016	63,157	64,815
		766,065
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,027,689)		1,084,788

	SHARES	VALUE
SHORT TERM INVESTMENTS - 5.8%
Money Market Funds - 5.8%
Northern Institutional Diversified Assets Portfolio	66,450	$66,450
TOTAL SHORT TERM INVESTMENTS
(Cost $66,450)		66,450
Total Investments (Cost $1,094,139) (a) - 99.5%		1,151,238
Other Assets in Excess of Liabilities - 0.5%		6,111
TOTAL NET ASSETS - 100.0%		$1,157,349

(a)
For federal income tax purposes, cost is $1,094,139 and gross unrealized appreciation and depreciation of securities as of December 31, 2007, was $57,099 and $0 respectively, with a net appreciation / (depreciation) of $57,099.

(b)	Inflation protected security.

The accompanying notes are an integral part of the financial statements.

102

Summit Mutual Funds, Inc. – Pinnacle Series
INFLATION PROTECTED PLUS PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

ASSETS
Investments in securities, at value	$1,151,238
Receivables:
Interest and dividends	10,631
Receivable from adviser	24,589
Prepaid expenses and other	20
1,186,478
LIABILITIES
Payables:
Shares redeemed	46
Professional fees	17,303
Fund accounting fees	6,027
Transfer agent fees	5,486
Custodian fees	31
Directors’ fees	2
Other accrued expenses	234
29,129
NET ASSETS*
Paid-in capital	1,094,008
Accumulated undistributed net investment
income / (loss)	7,007
Accumulated net realized gain / (loss)
on investments	(765)
Net unrealized appreciation / (depreciation)
on investments	57,099
$1,157,349

Investments at cost	$1,094,139
Shares authorized ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$1,157,349	21,838	$53.00

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Undistributed ordinary income	$7,007
	Unrealized appreciation	$57,099

Capital Loss Carryforward Expiring December 31:
2015
$(765)

STATEMENT OF OPERATIONS
For the year ended December 31, 2007

INVESTMENT INCOME
Interest	$61,035
Dividends	910
61,945
EXPENSES
Professional fees	19,100
Fund accounting fees	15,433
Transfer agent fees	13,152
Advisory fees	5,216
Administration fees	1,043
Custodian fees	271
Directors’ fees	132
Shareholder reporting fees	111
Other expenses	549
55,007
Reimbursements and waivers	(47,184)
7,823
NET INVESTMENT INCOME / (LOSS)	54,122

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(765)
Net change in unrealized appreciation /
(depreciation) on investments	55,056

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	54,291

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$108,413

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.50%	0.10%	0.75%	$47,184

The accompanying notes are an integral part of the financial statements.

103

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	INFLATION PROTECTED PLUS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
	2007	2006(1)
OPERATIONS
Net investment income / (loss)	$54,122	$(188)
Net realized gain / (loss) on investments	(765)	—
Net change in unrealized appreciation / (depreciation) on investments	55,056	2,043

	108,413	1,855

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(47,115)	—

	(47,115)	—

FUND SHARE TRANSACTIONS
Proceeds from shares sold	47,188	1,000,000
Reinvestment of distributions	47,115	—
Payments for shares redeemed	(107)	—

	94,196	1,000,000

NET INCREASE / (DECREASE) IN NET ASSETS	155,494	1,001,855
NET ASSETS
Beginning of period	1,001,855	—

End of period	$1,157,349	$1,001,855

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME	$7,007	$—

FUND SHARE TRANSACTIONS
Sold	898	20,000
Reinvestment of distributions	942	—
Redeemed	(2)	—

Net increase / (decrease) from fund share transactions	1,838	20,000

TOTAL COST OF PURCHASES OF:
U.S. Government Securities	$89,067	$989,624

	$89,067	$989,624

TOTAL PROCEEDS FROM SALES OF:
U.S. Government Securities	$86,777	$—

	$86,777	$—

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$47,115	$—

	$47,115	$—

(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financial statements.

104

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO

Summit ETF Market Target Portfolio - Total Return
1-Year	Since Inception
5.58%	5.20%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	James McGlynn
D. Scott Keller
Gary R. Rodmaker
Michael J. Schultz
Steven R. Sutermeister
Inception Date:	December 28, 2006
Total Net Assets:	$4.68 Million
Number of Equity Holdings:	10

Sector Allocations

105

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO

Objective – Seeks primarily to provide capital growth and secondarily investment income by investing primarily in a portfolio of various exchange traded funds (“ETFs”) representing different market exposures.

Strategy – The Lifestyle ETF Market Strategy Target Portfolio (the “Portfolio”) is a “fund of funds” that pursues its investment objective through asset allocation and fund selection. Under normal market conditions, substantially all of the value of the Portfolio’s total assets will be invested in ETFs and U.S. Treasury Bills.

Managers’ Comments:

For the year ended December 31, 2007 the Lifestyle ETF Market Strategy Target Portfolio returned 5.58% (before the impact of any product or contract fees and expenses) versus 5.49% for the Standard & Poor’s 500 Stock Index (S&P 500) and 6.22% for the hybrid index (“benchmark”) comprised of 60% of the S&P 500 and 40% of Lehman Brothers Aggregate Bond Index return.

The Lifestyle portfolio underperformed the benchmark for a few reasons. The Lifestyle Fund had a greater exposure to equities than the benchmark throughout a year when domestic equities as a class under-performed fixed income securities. While the exposure to international equities (that out performed domestic equities) did boost overall equity performance for the year, it could not compensate for the relatively weak U.S. equity returns. Portfolio expenses, including the impact of acquired fund fees and expenses, and the timing of cash flows into the Portfolio also impacted performance negatively.

The worst performer in the portfolio was the REIT ETF (exchange traded fund) that declined 17% as the real estate market faced a severe downturn. Fortunately, the Portfolio had only a 1% weighting to this investment, and overall performance was not significantly compromised. The best domestic equity performer was the S&P 500 Growth ETF that returned over 9%. The best fixed income performance came from the Treasury Inflation Protected Securities (TIPS) Fund that returned 12%.

Because there were eleven funds representing different asset classes in the Portfolio, there were multiple re-allocations throughout the year. The chief movement was a gradual decrease of equity exposure and an increasing of exposure to fixed income securities. Currently the Federal Reserve is undertaking a massive effort to inject liquidity to the economy by lowering the Fed Funds interest rate. This action should boost fixed income securities first before the benefit filters down into the equity assets. At the end of the year the weightings in the major categories were as follows: Domestic Equities - 46%; International Equities - 16%; Fixed Income - 35%; and Cash - 3%.

106

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.
	Year Ended December 31,
	2007	2006(1)

Net asset value, beginning of period	$49.84	$50.00

INVESTMENT ACTIVITIES:
Net investment income / (loss)	2.33 (2)	—
Net realized and unrealized gains / (losses)	0.45	(0.16)

Total from Investment Activities	2.78	(0.16)

DISTRIBUTIONS:
Net investment income	—	—
Net realized gains	—	—

Total Distributions	—	—

Net asset value, end of period	$52.62	$49.84

Total return	5.58%	-0.32%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets – net (3)	0.75%	0.75	%(4)
Ratio of expenses to average net assets – gross	4.09%	220.56	%(4)
Ratio of net investment income / (loss) to average net assets	4.46%	(0.59	%)(4)
Portfolio turnover rate	17.02%	0.00%
Net assets, end of period (000’s)	$4,686	$150

(1) Portfolio commenced operations on December 28, 2006.
(2) Per share amounts are based on average shares outstanding.
(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(4) Annualized.

The accompanying notes are an integral part of the financial statements.

107

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO

	SHARES	VALUE
INVESTMENT COMPANIES - 102.1%
iShares Lehman Aggregate Bond Fund	14,185	$1,435,097
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	1,873	198,163
iShares MSCI EAFE Index Fund	9,435	740,648
iShares Russell 2000 Index Fund	1,939	147,209
iShares S&P 500 Growth Index Fund	14,093	984,114
iShares S&P 500 Value Index Fund	11,578	885,138
Midcap SPDR Trust Series 1	1,264	196,046
Summit High Yield Bond Fund (a)	3,579	98,450
Vanguard Emerging Markets Viper	470	49,021
Vanguard REIT ETF	803	49,352
TOTAL INVESTMENT COMPANIES
(Cost $4,950,241)		4,783,238

SHORT TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
Northern Institutional Diversified Assets Portfolio	188,651	188,651
TOTAL SHORT TERM INVESTMENTS
(Cost $188,651)		188,651
Total Investments (Cost $5,138,892) (b) - 106.1%		4,971,889
Liabilities in Excess of Other Assets - (6.1)%		(285,597)
TOTAL NET ASSETS - 100.00%		$4,686,292

(a)
Affiliated issuer. Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities ofthe issuer. A summary oftransactions in the securities ofthese issuers during the period ended Decmeber 31, 2007 is defined as follows:

		Balance of shares held Dec. 31,	Gross Purchases	Gross Sales and	Balance of shares held December 31,	Value December 31,	Investment Income Jan. 1, 2007 - December 31,
	Fund	2006	and Additions	Reductions	2007	2007	2007
	Summit High
	Yield Bond Fund	260	3,530	211	3,579	$98,450	$2,879

(b)
For federal income tax purposes, cost is $5,144,710 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $28,573, and ($201,394), respectively, with a net appreciation / (depreciation) of ($172,821).

The accompanying notes are an integral part of the financial statements.

108

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

ASSETS
Investments in securities, at value
Unaffiliated issuers	$4,873,439
Affiliated issuers	98,450
Receivables:
Securities sold	63,941
Shares sold	882
Interest and dividends	36,760
Receivable from adviser	28,320
Prepaid expenses and other	2
5,101,794

LIABILITIES
Payables:
Shares redeemed	284,359
Investment securities purchased	104,589
Professional fees	14,927
Fund accounting fees	5,784
Custodian fees	120
Directors’ fees	5
Other accrued expenses	5,718
415,502
NET ASSETS*
Paid-in capital	4,797,846
Accumulated undistributed net investment
income / (loss)	59,200
Accumulated net realized gain / (loss)
on investments	(3,751)
Net unrealized appreciation / (depreciation)
on investments	(167,003)
$4,686,292

Investments at cost
Unaffiliated issuers	$5,037,269
Affiliated issuers	101,623
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$4,686,292	89,053	$52.62

* FEDERAL TAX DATA AS OF DECEMBER 31, 2007
Undistributed ordinary income	$61,267

STATEMENT OF OPERATIONS
For the year ended December 31, 2007

INVESTMENT INCOME
Dividend income from unaffiliated issuers	$66,159
Dividend income from affiliated issuers	2,879
Interest	111
69,149
EXPENSES
Professional fees	16,652
Fund accounting fees	14,828
Transfer agent fees	13,146
Advisory fees	7,294
Administration fees	1,326
Custodian fees	257
Directors’ fees	216
Shareholder reporting fees	142
Other expenses	332
54,193
Reimbursements and waivers	(44,247)
9,946
NET INVESTMENT INCOME / (LOSS)	59,203

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments
from unaffiliated issuers	(3,819)
Net realized gain / (loss) on investments
from affiliated issuers	65
(3,754)

Net change in unrealized appreciation /
(depreciation) on investments	(166,525)

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	(170,279)

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(111,076)

TRANSACTIONS WITH AFFILIATES:
	Percent of Current
	Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.55%	0.10%	0.75%	$44,247

The accompanying notes are an integral part of the financial statements.

109

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006(1)
OPERATIONS
Net investment income / (loss)	$59,203	$(7)
Net realized gain / (loss) on investments	(3,754)	—
Net change in unrealized appreciation / (depreciation)
on investments	(166,525)	(478)

	(111,076)	(485)

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	—	—
Net realized gain on investments	—	—

	—	—

FUND SHARE TRANSACTIONS
Proceeds from shares sold	6,002,427	150,000
Reinvestment of distributions	—	—
Payments for shares redeemed	(1,354,574)	—

	4,647,853	150,000

NET INCREASE / (DECREASE) IN NET ASSETS	4,536,777	149,515
NET ASSETS
Beginning of period	149,515	—

End of period	$4,686,292	$149,515

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME	$59,200	$—

FUND SHARE TRANSACTIONS
Sold	111,189	3,000
Reinvestment of distributions	—	—
Redeemed	(25,136)	—

Net increase / (decrease) from fund share transactions	86,053	3,000

TOTAL COST OF PURCHASES OF:
Investment Companies	$5,017,769	$141,021

	$5,017,769	$141,021

TOTAL PROCEEDS FROM SALES OF:
Investment Companies	$204,795	$—

	$204,795	$—

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$—	$—
Long-term capital gains	—	—

	$—	$—

(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financial statements.

110

Summit Mutual Funds, Inc. – Pinnacle Series LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO

Summit ETF Market Strategy Conservative Portfolio - Total Return
1-Year	Since Inception
5.95%	5.67%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	James McGlynn D. Scott Keller Gary R. Rodmaker Michael J. Schultz Steven R. Sutermeister
Inception Date:	December 28, 2006
Total Net Assets:	$911,000
Number of Equity Holdings:	10

Sector Allocations

111

Summit Mutual Funds, Inc. – Pinnacle Series LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO

Objective – Seeks primarily to provide capital growth and secondarily investment income, while managing risk levels to a more conservative level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of various exchange traded funds (“ETFs”) representing different market exposures.

Strategy – The Lifestyle ETF Market Strategy Conservative Portfolio (the “Portfolio”) is a "fund of funds" that pursues its investment objective through asset allocation and fund selection. Under normal market conditions, substantially all of the value of the Portfolio’s total assets will be invested in ETFs and U.S. Treasury Bills.

Managers’ Comments:

For the year ended December 31, 2007 the Lifestyle ETF Market Strategy Conservative Portfolio returned 5.95% (before the impact of any product or contract fees and expenses) versus 5.49% for the Standard & Poor’s 500 Stock Index (S&P 500) and 6.52% for the hybrid index (“benchmark”) comprised of 40% of the S&P 500 and 60% of Lehman Brothers Aggregate Bond Index returns.

The Lifestyle portfolio underperformed the benchmark for a few reasons. The Lifestyle Fund had a greater exposure to equities than the benchmark throughout a year when domestic equities as a class under-performed fixed income securities. While the exposure to international equities (that out performed domestic equities) did boost overall equity performance for the year, it could not compensate for the relatively weak U.S. equity returns. Portfolio expenses, including the impact of acquired fund fees and expenses, also impacted performance negatively.

The worst performer in the portfolio was the REIT ETF (exchange traded fund) that declined 17% as the real estate market faced a severe downturn. Fortunately, the Conservative Portfolio had less than a 1% weighting to this investment, and overall performance was not significantly compromised. The best domestic equity performer was the S&P 500 Growth ETF that returned over 9%. The best fixed income performance came from the Treasury Inflation Protected Securities (TIPS) Fund that returned 12%.

Because there were eleven funds representing different asset classes in the Portfolio, there were multiple re-allocations throughout the year. The chief movement was a gradual decrease of equity exposure and an increasing of exposure to fixed income securities. Currently the Federal Reserve is undertaking a massive effort to inject liquidity to the economy by lowering the Fed Funds interest rate. This action should boost fixed income securities first before the benefit filters down into the equity assets. At the end of the year the weightings in the major categories for the Conservative Portfolio were as follows: Domestic Equities - 30%; International Equities - 10%; Fixed Income - 55%; and Cash - 5%.

112

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

	Year Ended December 31,
	2007	2006(1)

Net asset value, beginning of period	$49.89	$50.00

INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.80 (4)	—
Net realized and unrealized gains / (losses)	1.17	(0.11)

Total from Investment Activities	2.97	(0.11)

DISTRIBUTIONS:
Net investment income	—	—
Net realized gains	—	—

Total Distributions	—	—

Net asset value, end of period	$52.86	$49.89

Total return	5.95%	-0.22%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net (2)	0.75%	0.75	%(3)
Ratio of expenses to average net assets – gross	7.28%	220.34	%(3)
Ratio of net investment income / (loss) to average net assets	3.47%	(0.52	%)(3)
Portfolio turnover rate	15.36%	0.00%
Net assets, end of period (000’s)	$911	$150

(1) Portfolio commenced operations on December 28, 2006.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.
(4) Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

113

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO

December 31, 2007
	SHARES	VALUE
INVESTMENT COMPANIES - 100.5%
iShares Lehman Aggregate Bond Fund	4,543	$459,615
iShares Lehman U.S. Treasury Inflation Protected
Securities Fund	600	63,480
iShares MSCI EAFE Index Fund	1,177	92,394
iShares Russell 2000 Index Fund	243	18,449
iShares S&P 500 Growth Index Fund	1,760	122,901
iShares S&P 500 Value Index Fund	1,445	110,470
Midcap SPDR Trust Series 1	159	24,661
Summit High Yield Bond Fund (a)	415	11,425
Vanguard Emerging Markets Viper	58	6,049
Vanguard REIT ETF	100	6,146
TOTAL INVESTMENT COMPANIES
(Cost $913,194)		915,590

SHORT TERM INVESTMENTS - 5.5%
Money Market Funds - 5.5%
Northern Institutional Diversified Assets Portfolio	49,749	49,749
TOTAL SHORT TERM INVESTMENTS
(Cost $49,749)		49,749
Total Investments (Cost $962,943) (b) - 106.0%		965,339
Liabilities in Excess of Other Assets - (6.0)%		(54,409)
TOTAL NET ASSETS - 100.0%		$910,930

(a)
Affiliated issuer. Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities ofthe issuer. A summary oftransactions in the securities ofthese issuers during the period ended December 31, 2007 is defined as follows:

		Balance of shares held Dec. 31,	Gross Purchases	Gross Sales and	Balance of shares held December 31,	Value December 31,	Investment Income Jan. 1, 2007 - December 31,
	Fund	2006	and Additions	Reductions	2007	2007	2007
	Summit High
	Yield Bond Fund	260	3,530	211	3,579	$98,450	$2,879

(b)
For federal income tax purposes, cost is $962,998 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $13,002, and ($10,661), respectively, with a net appreciation / (depreciation) of $2,341.

The accompanying notes are an integral part of the financial statements.

114

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

ASSETS
Investments in securities, at value
Unaffiliated issuers	$953,914
Affiliated issuers	11,425
Receivables:
Securities sold	11,344
Interest and dividends	6,025
Receivable from adviser	32,888
Prepaid expenses and other	2
1,015,598
LIABILITIES
Payables:
Investment securities purchased	17,741
Shares redeemed	60,323
Professional fees	14,930
Fund accounting fees	5,783
Custodian fees	167
Other accrued expenses	5,724
104,668
NET ASSETS*
Paid-in capital	884,114
Accumulated undistributed net investment
income / (loss)	23,728
Accumulated net realized gain / (loss)
on investments	692
Net unrealized appreciation / (depreciation)
on investments	2,396
$910,930

Investments at cost
Unaffiliated issuers	$951,364
Affiliated issuers	11,579
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$910,930	17,234	$52.86

* FEDERAL TAX DATA AS OF DECEMBER 31, 2007
Undistributed ordinary income	$24,475
Unrealized appreciation	$2,341

STATEMENT OF OPERATIONS
For the ended December 31, 2007

INVESTMENT INCOME
Dividend income from unaffiliated issuers	$28,213
Dividend income from affiliated issuers	486
Interest	156
Other income	3
28,858
EXPENSES
Professional fees	16,492
Fund accounting fees	14,836
Transfer agent fees	13,157
Advisory fees	3,761
Administration fees	684
Custodian fees	314
Shareholder reporting fees	102
Directors’ fees	94
Other expenses	330
49,770
Reimbursements and waivers	(44,640)
5,130
NET INVESTMENT INCOME / (LOSS)	23,728

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments
from unaffiliated issuers	828
Net realized gain / (loss) on investments
from affiliated issuers	(136)
692
Net change in unrealized appreciation /
(depreciation) on investments	2,721

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	3,413
NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$27,141

TRANSACTIONS WITH AFFILIATES:
	Percent of Current
	Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.55%	0.10%	0.75%	$44,640

The accompanying notes are an integral part of the financial statements.

115

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006(1)
OPERATIONS
Net investment income / (loss)	$23,728	$(6)
Net realized gain / (loss) on investments	692	—
Net change in unrealized appreciation / (depreciation) on investments	2,721	(325)

	27,141	(331)

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	—	—
Net realized gain on investments	—	—

	—	—

FUND SHARE TRANSACTIONS
Proceeds from shares sold	882,001	150,000
Reinvestment of distributions	—	—
Payments for shares redeemed	(147,881)	—

	734,120	150,000

NET INCREASE / (DECREASE) IN NET ASSETS	761,261	149,669

NET ASSETS
Beginning of period	149,669	—

End of period	$910,930	$149,669

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$23,728	$—

FUND SHARE TRANSACTIONS
Sold	17,009	3,000
Reinvestment of distributions	—	—
Redeemed	(2,775)	—

Net increase / (decrease) from fund share transactions	14,234	3,000

TOTAL COST OF PURCHASES OF:
Investment Companies	$868,066	$136,553

	$868,066	$136,553

TOTAL PROCEEDS FROM SALES OF:
Investment Companies	$92,116	$—

	$92,116	$—

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$—	$—
Long-term capital gains	—	—

	$—	$—
(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financial statements.

116

Summit Mutual Funds, Inc. – Pinnacle Series LIFESTYLE ETF ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO

Summit ETF Market Strategy Aggressive Portfolio - Total Return
1-Year	Since Inception
5.00%	4.52%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	James McGlynn D. Scott Keller Gary R. Rodmaker Michael J. Schultz Steven R. Sutermeister
Inception Date:	December 28, 2006
Total Net Assets:	$978,000
Number of Equity Holdings:	10

Sector Allocations

117

Summit Mutual Funds, Inc. – Pinnacle Series LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO

Objective – Seeks primarily to provide capital growth and secondarily investment income, while managing risk levels to a more aggressive level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of various exchange traded funds (“ETFs”) representing different market exposures.

Strategy – The Lifestyle ETF Market Strategy Aggressive Portfolio (the “Portfolio”) is a "fund of funds" that pursues its investment objective through asset allocation and fund selection. Under normal market conditions, substantially all of the value of the Portfolio’s total assets will be invested in ETFs and U.S. Treasury Bills.

Managers’ Comments:

For the year ended December 31, 2007 the Lifestyle ETF Market Strategy Aggressive Portfolio returned 5.00% (before the impact of any product or contract fees and expenses) versus 5.49% for the Standard & Poor’s 500 Stock Index (S&P 500) and 5.88% for the hybrid index (“benchmark”) comprised of 80% of the S&P 500 and 20% of Lehman Brothers Aggregate Bond Index returns.

The Lifestyle portfolio underperformed the benchmark for a few reasons. The Lifestyle Fund had a greater exposure to equities than the benchmark throughout a year when domestic equities as a class under-performed fixed income securities. While the exposure to international equities (that out performed domestic equities) did boost overall equity performance for the year, it could not compensate for the relatively weak U.S. equity returns. Portfolio expenses, including the impact of acquired fund fees and expenses, also impacted performance negatively.

The worst performer in the portfolio was the REIT ETF (exchange traded fund) that declined 17% as the real estate market faced a severe downturn. Fortunately, the Aggressive Portfolio had less than a 2% weighting to this investment, and overall performance was not significantly compromised. The best domestic equity performer was the S&P 500 Growth ETF that returned over 9%. The best fixed income performance came from the Treasury Inflation Protected Securities (TIPS) Fund that returned 12%.

Because there were eleven funds representing different asset classes in the Portfolio, there were multiple re-allocations throughout the year. The chief movement was a gradual decrease of equity exposure and an increasing of exposure to fixed income securities. Currently the Federal Reserve is undertaking a massive effort to inject liquidity to the economy by lowering the Fed Funds interest rate. This action should boost fixed income securities first before the benefit filters down into the equity assets. At the end of the year the weightings in the major categories for the Aggressive Portfolio were as follows: Domestic Equities - 56%; International Equities - 19%; Fixed Income - 23%; and Cash - 2%.

118

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

	Year Ended December 31,
	2007	2006(1)

Net asset value, beginning of period	$49.79	$50.00

INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.23 (2)	—
Net realized and unrealized gains / (losses)	1.26	(0.21)

Total from Investment Activities	2.49	(0.21)

DISTRIBUTIONS:
Net investment income	—	—
Net realized gains	—	—

Total Distributions	—	—

Net asset value, end of period	$52.28	$49.79

Total return	5.00%	-0.42%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net (3)	0.75%	0.75	%(4)
Ratio of expenses to average net assets – gross	7.14%	220.77	%(4)
Ratio of net investment income / (loss) to average net assets	2.35%	(0.72	%)(4)
Portfolio turnover rate	27.11%	0.00%
Net assets, end of period (000’s)	$978	$149

(1) Portfolio commenced operations on December 28, 2006.
(2) Per share amounts are based on average shares outstanding.
(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(4) Annualized.

The accompanying notes are an integral part of the financial statements.

119

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO

December 31, 2007
	SHARES	VALUE
INVESTMENT COMPANIES - 97.0%
iShares Lehman Aggregate Bond Fund	1,697	$171,686
iShares Lehman U.S. Treasury Inflation Protected
Securities Fund	224	23,699
iShares MSCI EAFE Index Fund	2,238	175,683
iShares Russell 2000 Index Fund	456	34,620
iShares S&P 500 Growth Index Fund	3,346	233,651
iShares S&P 500 Value Index Fund	2,747	210,008
Midcap SPDR Trust Series 1	299	46,375
Summit High Yield Bond Fund (a)	1,072	29,480
Vanguard Emerging Markets Viper	111	11,577
Vanguard REIT ETF	190	11,677
TOTAL INVESTMENT COMPANIES
(Cost $954,834)		948,456

SHORT TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%
Northern Institutional Diversified Assets Portfolio	34,958	34,958
TOTAL SHORT TERM INVESTMENTS
(Cost $34,958)		34,958
Total Investments (Cost $989,792) (b) - 100.5%		983,414
Liabilities in Excess of Other Assets - (0.5)%		(5,258)
TOTAL NET ASSETS - 100.0%		$978,156

(a)
Affiliated issuer. Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities ofthe issuer. A summary oftransactions in the securities ofthese issuers during the period ended December 31, 2007 is defined as follows:

		Balance of shares held Dec. 31,	Gross Purchases	Gross Sales and	Balance of shares held Dec. 31,	Value Dec. 31,	Investment Income Jan. 1, 2007 - Dec. 31,
	Fund	2006	and Additions	Reductions	2007	2007	2007
	Summit High
	Yield Bond Fund	149	1,588	665	1,072	$29,480	$1,251

(b)
For federal income tax purposes, cost is $989,870 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $14,043, and ($20,499), respectively, with a net appreciation / (depreciation) of ($6,456).

The accompanying notes are an integral part of the financial statements.

120

Summit Mutual Funds, Inc. – Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

ASSETS
Investments in securities, at value
Unaffiliated issuers	$953,934
Affiliated issuers	29,480
Receivables:
Securities sold	12,478
Shares sold	697,000
Interest and dividends	7,757
Receivable from adviser	32,814
Prepaid expenses and other	2
1,733,465
LIABILITIES
Payables:
Shares redeemed	696,497
Investment securities purchased	32,175
Professional fees	14,927
Fund accounting fees	5,785
Custodian fees	149
Directors’ fees	1
Other accrued expenses	5,775
755,309
NET ASSETS*
Paid-in capital	968,075
Accumulated undistributed net investment
income / (loss)	16,422
Accumulated net realized gain / (loss)
on investments	37
Net unrealized appreciation / (depreciation)
on investments	(6,378)
$978,156

Investments at cost
Unaffiliated issuers	$959,914
Affiliated issuers	29,878
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$978,156	18,709	$52.28

* FEDERAL TAX DATA AS OF DECEMBER 31, 2007
Undistributed ordinary income	$16,537

STATEMENT OF OPERATIONS
For the year ended December 31, 2007

INVESTMENT INCOME
Dividend income from unaffiliated issuers	$20,387
Dividend income from affiliated issuers	1,251
Interest	22
Other income from affiliated issuers	8
21,668
EXPENSES
Professional fees	16,512
Fund accounting fees	14,850
Transfer agent fees	13,166
Advisory fees	3,845
Administration fees	699
Custodian fees	297
Shareholder reporting fees	112
Directors’ fees	97
Other expenses	330
49,908
Reimbursements and waivers	(44,665)
5,243
NET INVESTMENT INCOME / (LOSS)	16,425

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments
from unaffiliated issuers	555
Net realized gain / (loss) on investments
from affiliated issuers	(521)
34
Net change in unrealized appreciation /
(depreciation) on investments	(5,759)

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	(5,725)
NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$10,700

TRANSACTIONS WITH AFFILIATES:
	Percent of Current
	Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.55%	0.10%	0.75%	$44,665

The accompanying notes are an integral part of the financial statements.

121

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006(1)
OPERATIONS
Net investment income / (loss)	$16,425	$(8)
Net realized gain / (loss) on investments	34	—
Net change in unrealized appreciation / (depreciation) on investments	(5,759)	(619)

	10,700	(627)

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	—	—
Net realized gain on investments	—	—

	—	—

FUND SHARE TRANSACTIONS
Proceeds from shares sold	2,332,014	150,000
Reinvestment of distributions	—	—
Payments for shares redeemed	(1,513,931)	—

	818,083	150,000

NET INCREASE / (DECREASE) IN NET ASSETS	828,783	149,373

NET ASSETS
Beginning of period	149,373	—

End of period	$978,156	$149,373

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$16,422	$—

FUND SHARE TRANSACTIONS
Sold	44,010	3,000
Reinvestment of distributions	—	—
Redeemed	(28,301)	—
Net increase / (decrease) from fund share transactions	15,709	3,000

TOTAL COST OF PURCHASES OF:
Investment Companies	$981,153	$147,134
	$981,153	$147,134

TOTAL PROCEEDS FROM SALES OF:
Investment Companies	$173,523	$—
	$173,523	$—

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$—	$—
Long-term capital gains	—	—
	$—	$—
(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financial statements.

122

Summit Mutual Funds, Inc. – Pinnacle Series NATURAL RESOURCES PORTFOLIO

Summit Natural Resoures Portfolio - Total Return
1-Year	Since Inception
21.85%	21.60%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Steven R. Sutermeister D. Scott Keller James McGlynn Gary R. Rodmaker Michael J. Schultz
Inception Date:	December 28, 2006
Total Net Assets:	$1.25 Million
Number of Equity Holdings:	9

Sector Allocations

119

Summit Mutual Funds, Inc. – Pinnacle Series NATURAL RESOURCES PORTFOLIO

Objective – Seeks primarily to provide capital growth, consistent with appropriate risk levels, by investing primarily in a portfolio of various exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”) representing different natural resources exposures.

Strategy – Under normal circumstances, the Natural Resources Portfolio (the “Portfolio”) will invest substantially all of its assets in ETFs and ETNs.

Managers’ Comments:

The Natural Resource Portfolio posted a total return of 21.85% (before the impact of product or contract-level fees and expenses) for the year ended December 31, 2007 compared to 5.49% for the Standard & Poor’s 500 Stock Index (“benchmark”).

2007 was a year of commodity price inflation and volatility not seen in decades, and the bull commodity cycle remained in full swing. The CRB Commodity Index rose over 22%, and the U.S. dollar fell for the second straight year versus the Euro and other major currencies. The price increase in crude oil was significant, doubling its price from January lows to record highs at year-end as geopolitical risk took center stage. Historic annual increases in grain prices came to fruition despite a massive corn crop, as acreage planting shifts, weather issues, and huge global demand propelled grains to record highs. Wheat and soybean prices were higher by 75% in 2007. Gold prices ended the year at 28 year highs and posted a seventh consecutive annual gain. The price for gold, which is set globally, was driven up by soaring commodity prices and a weak U.S. dollar.

Investors who flocked to commodities in recent years to diversify their portfolios were vindicated throughout 2007, as a housing crash, credit fallout, and a new Federal Reserve Chairman caused significant economic fears. Even as fears of a domestic slowdown emerged, significant global demand continued to drive commodity prices up across the board. As a result, the Portfolio’s exposure to commodities was beneficial during the period compared to the benchmark. In addition, natural resource stocks such as Monsanto (+114% in 2007) and Freeport-McMoRan Copper & Gold (+87% in 2007) were outstanding performers. Energy-related stocks provided additional appreciation, and of the portfolio’s underlying holdings, Schlumberger continued its excellent 2007 performance (+57%).

The Portfolio’s allocation was largely unchanged in the fourth quarter as both natural resource sectors and commodities continued to perform well through year-end given the current (but perhaps slowing) expansion of the global economy and related demands from certain countries including China and India.

With 2007 seeing a significant increase in commodity prices and advancing prices for most natural resource stocks, 2008 may be a different story. Some market participants are concerned that global economic weakness may cause a decline in commodity prices, especially in certain commodity sectors where a price correction is long overdue. However if the global economy has a “soft landing” and demand from emerging economies remains strong, new highs may be seen on a number of fronts.

124

Summit Mutual Funds, Inc. – Pinnacle Series
NATURAL RESOURCES PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

	Year Ended December 31,
	2007	2006(1)

Net asset value, beginning of period	$49.98	$50.00

INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.10	—
Net realized and unrealized gains / (losses)	10.82	(0.02)

Total from Investment Activities	10.92	(0.02)

DISTRIBUTIONS:
Net investment income	—	—
Net realized gains	—	—

Total Distributions	—	—

Net asset value, end of period	$60.90	$49.98

Total return	21.85%	-0.04%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net (2)	0.75%	0.75	%(3)
Ratio of expenses to average net assets – gross	6.33%	133.46	%(3)
Ratio of net investment income / (loss) to average net assets	0.23%	(0.75	%)(3)
Portfolio turnover rate	28.39%	0.00%
Net assets, end of period (000’s)	$1,255	$250

(1) Portfolio commenced operations on December 28, 2006.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

The accompanying notes are an integral part of the financial statements.

125

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	NATURAL RESOURCES PORTFOLIO

December 31, 2007
	SHARES	VALUE
INVESTMENT COMPANIES - 100.6%
iPath Dow Jones - AIG Commodity Index Total Return ETN (a)	5,447	$306,230
iShares Dow Jones U.S. Utilities Sector Index Fund	182	18,639
iShares S&P Global Materials Sector Index Fund	413	32,036
iShares S&P Global Utilities Sector Index Fund	433	30,042
iShares S&P Goldman Sachs Natural Resources Index Fund	2,325	312,433
Powershares DB Commodity Index Tracking Fund	9,738	307,331
Powershares Water Resources Portfolio	2,368	50,675
Vanguard Materials ETF	2,175	191,661
Vanguard REIT ETF	208	12,784
TOTAL INVESTMENT COMPANIES
(Cost $1,089,154)		1,261,831

SHORT TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
Northern Institutional Diversified Assets Portfolio	25,352	25,352
TOTAL SHORT TERM INVESTMENTS
(Cost $25,352)		25,352
Total Investments (Cost $1,114,506) (b) - 102.6%		1,287,183
Liabilities in Excess of Other Assets - (2.6)%		(32,462)
TOTAL NET ASSETS - 100.0%		$1,254,721

(a)	Non-income producing security.
(b)
For federal income tax purposes, cost is $1,117,005 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $178,717, and ($8,539), respectively, with a net appreciation / (depreciation) of $170,178.

The accompanying notes are an integral part of the financial statements.

126

Summit Mutual Funds, Inc. – Pinnacle Series
NATURAL RESOURCES PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

ASSETS
Investments in securities, at value	$1,287,183
Receivables:
Securities sold	15,728
Shares sold	12,854
Interest and dividends	1,264
Receivable from adviser	35,175
Prepaid expenses and other	11
1,352,215
LIABILITIES
Payables:
Shares redeemed	42,598
Investment securities purchased	24,904
Professional fees	17,889
Fund accounting fees	5,775
Custodian fees	157
Other accrued expenses	6,171
97,494
NET ASSETS*
Paid-in capital	1,082,962
Accumulated undistributed net investment
income / (loss)	1,976
Accumulated net realized gain / (loss)
on investments	(2,894)
Net unrealized appreciation / (depreciation)
on investments	172,677
$1,254,721

Investments at cost	$1,114,506
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	Per Share
Class I	$1,254,721	20,602	$60.90

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2007
	Undistributed ordinary income	$62,818
	Unrealized appreciation	$4,417,226
Capital Loss Carryforward Expiring December 31:
2015
$(394)

STATEMENT OF OPERATIONS
For the year ended December 31, 2007

INVESTMENT INCOME
Dividends	$8,438
EXPENSES
Professional fees	19,657
Fund accounting fees	14,695
Transfer agent fees	13,454
Advisory fees	4,739
Administration fees	862
Custodian fees	331
Shareholder reporting fees	127
Directors’ fees	122
Other expenses	540
54,527
Reimbursements and waivers	(48,065)
6,462
NET INVESTMENT INCOME / (LOSS)	1,976

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(2,894)

Net change in unrealized appreciation /
(depreciation) on investments	172,737

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	169,843

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$171,819

TRANSACTIONS WITH AFFILIATES:
	Percent of Current
	Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.55%	0.10%	0.75%	$48,065

The accompanying notes are an integral part of the financial statements.

127

Summit Mutual Funds, Inc. – Pinnacle Series
FINANCIAL STATEMENTS	NATURAL RESOURCES PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006(1)
OPERATIONS
Net investment income / (loss)	$1,976	$(16)
Net realized gain / (loss) on investments	(2,894)	—
Net change in unrealized appreciation / (depreciation) on investments	172,737	(60)

	171,819	(76)

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	—	—
Net realized gain on investments	—	—

	—	—

FUND SHARE TRANSACTIONS
Proceeds from shares sold	1,539,880	250,000
Reinvestment of distributions	—	—
Payments for shares redeemed	(706,902)	—

	832,978	250,000

NET INCREASE / (DECREASE) IN NET ASSETS	1,004,797	249,924

NET ASSETS
Beginning of period	249,924	—

End of period	$1,254,721	$249,924

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$1,976	$—

FUND SHARE TRANSACTIONS
Sold	28,057	5000
Reinvestment of distributions	—	—
Redeemed	(12,455)	—

Net increase / (decrease) from fund share transactions	15,602	5000

TOTAL COST OF PURCHASES OF:
Investment Companies	$1,079,001	$249,336

	$1,079,001	$249,336

TOTAL PROCEEDS FROM SALES OF:
Investment Companies	$229,051	$—

	$229,051	$—

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$—	$—
Long-term capital gains	—	—

	$—	$—
(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financial statements.

128

Summit Mutual Funds, Inc. – Pinnacle Series
NOTES TO FINANCIAL STATEMENTS

December 31, 2007

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., (“Summit Mutual Funds”), is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Summit Mutual Funds offers the Pinnacle Series and the Apex Series. The shares of the Pinnacle Series (the “Series”) are sold to insurance companies and their separate accounts to fund the benefits under certain variable insurance products. The results of the Series presented exclude the additional fees and expenses of variable annuity or variable life insurance contracts. The Series’ shares are offered in fourteen different portfolios: Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, Lehman Aggregate Bond Index Portfolio, Inflation Protected Plus Portfolio, Lifestyle ETF Market Strategy Target Portfolio, Lifestyle ETF Market Strategy Conservative Portfolio, Lifestyle ETF Market Strategy Aggressive Portfolio, and Natural Resources Portfolio (individually a “Portfolio”, collectively the “Portfolios”). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment-grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The Inflation Protected Plus Portfolio seeks to maximize real levels of current income consistent with reasonable investment risk, by investing primarily in inflation-indexed, fixed-income securities. The Lifestyle ETF Market Strategy Target Portfolio seeks primarily to provide capital growth and, secondarily, investment income by investing primarily in a portfolio of various exchange traded funds, (“ETFs”), representing different market exposures. The Lifestyle ETF Market Strategy Conservative Portfolio seeks primarily to provide capital growth and, secondarily, investment income, while managing risk levels to a more conservative level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of various ETFs representing different market exposures. The Lifestyle ETF Market Strategy Aggressive Portfolio seeks primarily to provide capital growth and, secondarily, investment income, while managing risk levels to a more aggressive level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of ETFs representing different market exposures. The Natural Resources Portfolio seeks primarily to provide capital growth, consistent with appropriate risk levels, by investing primarily in a portfolio of various ETFs and exchange traded notes representing different natural resources exposures. The results of the Portfolio(s) for your investment product are included herein.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ Global Market or NASDAQ Global Select Market, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Examples of valuation bases and factors used to determine securities’ fair value include: a multiple of earnings, a discounted value from freely-traded similar securities, relative yield to maturity calculations, market values for similar securities, utilization of the fair value information service of FT Interactive Data, or a combination of these or other methods. Additionally, general market risk, and credit, yield and other risks particular to a given issue and other factors are considered. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market value.

129

Summit Mutual Funds, Inc. – Pinnacle Series
NOTES TO FINANCIAL STATEMENTS

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities transactions and investment income – Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities as well as inflation adjustments to the face amount of inflation-indexed securities are presented as interest income.

Federal taxes – It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies, owned by the segregated asset accounts of a life insurance company and held in connection with variable insurance products, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded.

Effective June 29, 2007, the Portfolios adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48),” Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The statute of limitations on the Portfolios’ tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The adoption of FIN 48 had no impact on the Portfolios’ net assets or results of operations.

Distributions – Distributions from net investment income in all fixed income Portfolios generally are declared and paid quarterly. Equity Portfolios generally declare and pay dividends annually. Net realized capital gains are, if any, distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amount of distributions is determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The book/tax differences are primarily related to the tax deferral of losses on wash sales, Section 1256 Mark to Market, paydowns on mortgage-backed securities, post-October capital losses, and partnership adjustments. Distributions that exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Expenses – Allocable expenses of Summit Mutual Funds are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Portfolio based on specific identification.

Foreign currency – Summit Mutual Funds’ accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in, or expected to settle in foreign currencies, are translated into U.S. dollars at the spot rate at the close of the New York Currency Market. Summit Mutual Funds does not isolate the portion of operational results relating to changes in foreign exchange rates on investments from underlying market price fluctuations. All such results are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies. Such risks include the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

130

Summit Mutual Funds, Inc. – Pinnacle Series
NOTES TO FINANCIAL STATEMENTS

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Futures contracts – The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio (collectively, the “Index Portfolios”) as well as the Lifestyle ETF Market Strategy Target Portfolio, Lifestyle ETF Market Strategy Conservative Portfolio, Lifestyle ETF Market Strategy Aggressive Portfolio, and Natural Resources Portfolio (collectively, the “ETF Portfolios”) and Inflation Protected Plus Portfolio, may enter into futures contracts that relate to securities in which they may directly invest and indexes composed of such securities. Portfolios may also purchase and write call and put options on such contracts. The Index Portfolios, ETF Portfolios, and Inflation Protected Plus Portfolio may invest up to 20% of their assets in such futures and/or options, except that until an Index Portfolio reaches $25 million (or $50 million in the case of the Nasdaq-100 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, and the EAFE International Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When a Portfolio enters into a futures contract, it is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms of the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Index Portfolios invest in futures as a substitute to investing in the common stock positions in the index that they intend to match. The primary potential risk to the Index Portfolios is that the change in the value of the underlying securities may not correlate to the value of the contracts.

Portfolio securities lending – The Portfolios currently lend their securities to approved borrowers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in “Other Income” on the Statement of Operations. Collateral is maintained at not less than 100% of the current market value of loaned securities. Although the risk of lending is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Portfolios may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

NOTE 2 – TRANSACTIONS WITH AFFILIATES

Investment advisory fees – Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the “Adviser”) under terms of an Investment Advisory Agreement (the “Agreement”). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis.

Approval of Advisory Contract (unaudited) – At its November 12, 2007 meeting, the Board of Directors reviewed in detail written materials related to the proposed continuation of the Portfolios’ investment advisory contracts and the investment sub-advisory contract applicable to the EAFE International Index Portfolio for a one-year period. Following their review and consideration, the Directors determined that the investment advisory contracts and the sub-advisory contract will enable shareholders of each Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board of Directors, including the Independent Directors, unanimously approved the renewal of each investment advisory contract and the sub-advisory contract. In reaching their decision, the Directors requested and obtained from the Adviser and the investment sub-adviser such information as they deemed reasonably necessary to evaluate the proposed continuation of the contracts. The Directors also carefully considered the information that they had received throughout the year from the Adviser and the investment sub-adviser as part of their regular oversight of the Portfolios, as well as: comparative fee, expense and performance information prepared using data from Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information; and profitability data. In considering the proposed continuation of the investment advisory contracts and the investment sub-advisory contract, the Directors evaluated a number of considerations that they believed, in light of the legal advice furnished to them by legal counsel to the Portfolios and the Independent Directors and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

131

Summit Mutual Funds, Inc. – Pinnacle Series
NOTES TO FINANCIAL STATEMENTS

NOTE 2 – TRANSACTIONS WITH AFFILIATES (continued)

•
The nature, extent and quality if the advisory services provided. The Board concluded that the Adviser (and sub-adviser, with respect to the EAFE International Index Portfolio) provides high quality services to each Portfolio, as indicated by the nature and quality of services provided in the past, each Portfolio’s competitive investment performance, the high level of correlation of the Index Portfolios to their benchmarks, the compliance track record of the Portfolios, the integrity, capability and professional experience of the Adviser’s personnel, and the Adviser’s (and sub-adviser’s) financial resources. The Board concluded that the Adviser and the sub-adviser provides all facilities and services reasonably necessary to analyze, execute and maintain investments that are consistent with the Portfolios’ objectives, restrictions and limitations. The Board also determined that the Adviser (and sub-adviser) proposed to provide investment and related services that were of the same quality and quantity as services provided to the Portfolios in the past, and that these services are appropriate in scope and extent in light of the Portfolios’ operations, the competitive landscape of the investment company business and investor needs.

•
The investment performance of the Portfolios. With respect to each Portfolio, the Board determined that the Adviser (and subadviser, if relevant) has achieved competitive or superior investment performance relative to its benchmark index and comparable portfolios (as determined using Lipper data) over most measurement periods. In this regard, the Board determined that the Index Portfolios achieved the correlation expressed in the Portfolios’ prospectus. On the basis of the Directors’ assessment of the nature, extent and quality of services to be provided, the Directors concluded that the Adviser and sub-adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolios’ investment objectives and strategies, and competitive with many other investment companies.

•
The cost of advisory services provided and the level of profitability. The Board examined the investment advisory fees charged to each Portfolio, and noted that the Adviser charges 0.10% for administrative services. The Directors also reviewed the Adviser’s pre-tax operating income, gross revenues, margin (before and after dividends) for 2006 and the first three quarters of 2007, as well as other financial information relevant to an assessment of the Portfolios’ financial relationship with the Adviser and sub-adviser. On the basis of this information, the Board concluded that, with respect to each Portfolio, the level of investment advisory fees (and sub-advisory fees, if relevant) and fund administration fees is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between each Portfolio and the Adviser and its affiliates. Further, on the basis of comparative information supplied by Lipper, the Board determined that the advisory fees and overall expense ratio of each Portfolio were favorable to or consistent with industry averages.

•
Whether the advisory fees reflect economies of scale. The Board determined that the Portfolios have yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the advisory fees. The Board concluded that the advisory fees reflect the current economic environment for the Adviser and the competitive nature of the mutual fund market. The Directors also noted that Portfolio expenses are managed by the use of fee caps and waivers, as certain of the Portfolios are small and have not reached the size necessary to provide the Adviser its full fee.

•
The extent to which economies of scale will be realized as the Portfolios grow. While the advisory fees do not reduce should Portfolio assets grow meaningfully, the Board determined that the advisory fees payable under the advisory arrangements already reflect potential future economies of scale to some extent by virtue of their competitive levels and the Adviser’s profitability at current or foreseeable asset levels. The Board also concluded that it would have the opportunity to periodically re-examine whether a Portfolio had achieved economies of scale, and the appropriateness of advisory fees payable to the Adviser and the subadviser, in the future.

•
Benefits (such as soft dollars) to the Adviser or the Sub-Adviser from their relationships with the Portfolios (and any corresponding benefits to the Portfolios). The Board determined that other benefits derived by the Adviser and the subadviser from its relationship with the Portfolios are reasonable and fair, and are consistent with industry practice and the best interest of the Portfolios and their shareholders. In this regard, the Directors noted that fixed income and index trading provide limited opportunities for soft dollars. In addition, the Directors determined that the fund administration fees paid by the Portfolios to the Adviser are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs of providing the services, the impact of the fees on the Portfolios’ overall operating expenses, and the necessity of the services for the Portfolios’ operations.

132

Summit Mutual Funds, Inc. – Pinnacle Series
NOTES TO FINANCIAL STATEMENTS

NOTE 2 – TRANSACTIONS WITH AFFILIATES (continued)

•
Other Considerations: In approving the continuation of the investment advisory arrangements, the Board also considered the high quality of existing portfolio management personnel, who will continue to manage the Portfolios, and the Adviser’s overall portfolio management capabilities. The Board determined that the Adviser has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Portfolios in a professional manner that is consistent with the best interests of the Portfolios and their shareholders. The Board also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Portfolios, including expense limitation undertakings, which could entail a substantial financial and professional commitment to the successful operation of the Portfolios.

Administration fees – The Portfolios have entered into an Administrative Services Agreement with the Adviser in which the Adviser, at its expense, maintains certain of the Portfolios’ books and records and furnishes such office space, facilities, equipment, and clerical help as the Portfolios may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of the Portfolios, who are employees of The Union Central Life Insurance Company (“Union Central”). Expenses not expressly assumed by the Adviser under the Agreement will be paid by the Portfolios. A separate administrative service fee of 0.10% of average daily net assets on an annual basis will be imposed for these services.

Directors’ fees – Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director’s deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

Other – The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company (“Union Central”), an indirect subsidiary of UNIFI Mutual Holding Company. Subject to the direction and authority of Summit Mutual Funds’ board of directors, the Adviser manages the investment and reinvestment of the assets of each Fund and provides administrative services and manages Summit Mutual Funds’ business affairs.

NOTE 3 – MULTIPLE CLASSES OF SHARES

The S&P MidCap 400 Index, Russell 2000 Small Cap Index, and EAFE International Index Portfolios offer Class F and Class I shares. The Class F shares are subject to a Distribution and Shareholder Service Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each class in the Plan shall pay to the Series’ Distributor, Ameritas Investment Corp. , an affiliate of the adviser, a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Class F shares. The fee shall be in an amount not to exceed on an annual basis 0.20% of the average daily net asset value attributable to Class F shares. Because the fee is paid out of the assets of the Class F shares on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

NOTE 4 – FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Financial Accounting Standards Board issued its new Standard No. 157, “Fair Value Measurements,” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

133

Summit Mutual Funds, Inc. – Pinnacle Series
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Summit Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Summit Mutual Funds, Inc. – Pinnacle Series (the “Funds”), including the Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, Lehman Aggregate Bond Index Portfolio, Inflation Protected Plus Portfolio, Lifestyle ETF Market Strategy Target Portfolio, Lifestyle ETF Market Strategy Conservative Portfolio, Lifestyle ETF Market Strategy Aggressive Portfolio, and Natural Resources Portfolio, as of December 31, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds constituting Summit Mutual Funds, Inc. – Pinnacle Series as of December 31, 2007, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 22, 2008

134

Summit Mutual Funds, Inc. – Pinnacle Series
MANAGEMENT OF THE FUND

Directors and Officers
Independent Directors
Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
Name, Year of Birth	with the	Length of	Principal Occupation(s)	Overseen by	Held by
and Address(1)	Fund	Time Served	During Past Five Years	Director	Director

Theodore H. Emmerich	Director	Indefinite Term	Consultant	21	American Financial
(1926)	and Chairman	Director since			Group
1987

Yvonne L. Gray	Director	Indefinite Term	Executive Vice President/ CCO, United	21
(1951)		Director since	Way of Greater Cincinnati (Social Services
		1999	Provider); prior thereto, Vice President /
Trust Operations Officer, Fifth Third Bank;
former Audit Manager, Price Waterhouse
(Accounting Firm)

Michael K. Keating	Director	Indefinite Term	Managing Director, Keating Vollmer & Co.	21
(1955)		Director since	LLC (Private Equity Investment Firm)
2005

David C. Phillips	Director	Indefinite Term	Co-Founder, Cincinnati Works Inc. (Job	21	Meridian Bioscience,
(1938)		Director since	Placement); prior thereto, Chief Executive		Inc.; Cintas, Inc.
		2001	Officer, Downtown Cincinnati Inc.
(Economic Revitalization of Cincinnati)

Mary W. Sullivan	Director	Indefinite Term	Attorney, Peck, Shaffer & Williams LLP	21	Franklin Savings and
(1956)		Director since	(Law Firm)		Loan Co.; First
		2001			Franklin Corporation
Interested Director and Officers

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
Name, Year of Birth	with the	Length of	Principal Occupation(s)	Overseen by	Held by
and Address(1)	Fund	Time Served	During Past Five Years	Director	Director

Steven R. Sutermeister*	Director,	Indefinite Term	Senior Vice President, Union Central;	21	Summit Investment
(1954)	President and	Director since	President and Chief Executive Officer,		Partners, Inc.; Union
	Chief Executive	1999	Adviser.		Central Mortgage
	Officer				Funding, Inc.;
Summit Investment
Advisers, Inc.

John F. Labmeier	Vice President	Indefinite Term	Consultant; prior thereto Vice President,	NA
1876 Waycross Rd	and Secretary	Officer since	Associate General Counsel and Assistant
Cincinnati, OH 45240		1990	Secretary, Union Central
(1949)

Thomas G. Knipper	Vice President,	Indefinite Term	Chief Compliance Officer and	NA	NA
(1957)	Controller and	Officer since	Treasurer, Adviser
	Chief Compliance	1995
Officer

Gerald Q. Herbert	Treasurer	Indefinite Term	Director of Finance and Accounting,	NA	NA
(1966)		Officer since	Adviser; prior thereto, Controller, General
		2005	Factory Supplies Co.

John M. Lucas	Assistant	Indefinite Term	Second Vice President, Counsel and	NA	NA
1876 Waycross Rd.	Secretary	Officer since	Assistant Secretary, Union Central
Cincinnati, OH 45240		1990
(1951)

(1)	Except as otherwise indicated, the business address of each listed person is 312 Walnut St., Ste. 2500, Cincinnati, OH 45202
*	Mr. Sutermeister may be considered to be an "interested person" of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.
Note – The Statement of Additional Information includes additional information about Fund directors and is available without charge, upon request, by calling 1-877-546-FUND.

135

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Item 2. Code of Ethics.

As of the end of the period covered by this report (December 31, 2007), the Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer/controller. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Summit Mutual Funds, Inc. Board of Directors has named the following financial experts:

     - Theodore H. Emmerich, Independent Director
     - Yvonne L. Gray, Independent Director
     - David C. Phillips, Independent Director

Item 4. Principal Accountant Fees and Services.

	Fiscal Year Ended 12/31
	2007	2006
	$236,474	$ 147,108
(a) Audit Fees
(b) Audit-related Fees
(c) Tax Fees
(d) All Other Fees
(e) (2) % above that were pre-approved	0%	0%
(f) If greater than 50%, disclose hrs.	N/A	N/A
(g) Non-audit fees rendered to Adviser
(or affiliate that provided services
to the Funds).	249,281	60,900
(h) Disclose whether the Audit Committee
has considered whether the provisions
of non-audit services rendered to the
Adviser that were NOT pre-approved is
compatible with maintaining the
auditor's independence.	YES	YES

*(e)  (1) The following discloses the audit committee's pre-approval policies and procedures, as set forth in the Audit Committee Charter:

"(c) The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Fund by the Accountant, including the fees therefore.  The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (c) shall be presented to the full Committee at its next scheduled meeting.

(d) Pre-approval for a non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Fund to the Accountant in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

(e) The Committee shall pre-approve the Accountant's engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Fund in accordance with paragraph (c) above, if the engagement relates directly to the operations and financial reporting of the Fund, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Accountant by the Fund, the Adviser and any affiliate of the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception)."

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Included in Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant's President and Controller have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(1)  Code of Ethics, filed herewith.
(2)  Certifications pursuant to Rule 30a-2(a) under the Act filed herewith.
(3)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Summit Mutual Funds, Inc.

By (Signature and Title) /s/ Steven R. Sutermeister
Steven R. Sutermeister, President

Date 3/10/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Steven R. Sutermeister
Steven R. Sutermeister, President

Date 3/10/08

By (Signature and Title) /s/ Thomas G. Knipper
Thomas G. Knipper, Controller

Date 3/10/08